UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08879

SUN CAPITAL ADVISERS TRUST

(Exact name of registrant as specified in charter)

One Sun Life Executive Park, Wellesley Hills, Massachusetts  02481

(Address of principal executive offices)  (Zip code)

John T. Donnelly

Sun Capital Advisers Trust

One Sun Life Executive Park

Wellesley Hills, Massachusetts 02481

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 432-1102 x 3330

Date of fiscal year end: December 31

Date of reporting period: March 31, 2012

Item 1.	SCHEDULE OF INVESTMENTS.

SCSM ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND

PORTFOLIO OF INVESTMENTS

March 31, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
COMMON STOCKS – 96.0%
AEROSPACE & DEFENSE – 0.5%
BAE Systems PLC	GB	26,610	$127,646
Saab AB, Class B	SE	14,020	261,717

			389,363

AIRLINES – 0.9%
Cathay Pacific Airways Ltd.	HK	137,000	253,339
Deutsche Luftansa AG	DE	33,980	475,624

			728,963

AUTO COMPONENTS – 2.4%
Bridgestone Corp.	JP	17,300	419,280
Compagnie Generale Des Etablissements Michelin, Class B	FR	6,890	513,032
Faurecia	FR	7,400	199,559
GKN PLC	GB	112,200	369,875
Magna International, Inc.	CA	5,360	255,573
Sumitomo Rubber Industries Ltd.	JP	16,700	221,739

			1,979,058

AUTOMOBILES – 4.3%
Bayerische Motoren Werke AG	DE	5,500	494,623
Daimler AG	DE	5,800	349,720
Honda Motor Co., Ltd.	JP	10,900	414,166
Mazda Motor Corp.*	JP	190,000	332,850
Nissan Motor Co., Ltd.	JP	75,900	807,876
Renault SA	FR	11,420	601,999
Toyota Motor Corp.	JP	12,100	521,892

			3,523,126

BEVERAGES – 0.7%
Asahi Breweries Ltd.	JP	20,400	451,773
Kirin Holdings Co., Ltd.	JP	7,000	90,576

			542,349

BUILDING PRODUCTS – 0.7%
Asahi Glass Co., Ltd.	JP	53,000	449,510
Compagnie de Saint-Gobain	FR	2,660	118,793

			568,303

CAPITAL MARKETS – 1.5%
Credit Suisse Group AG*	CH	8,260	235,438
Deutsche Bank AG	DE	9,820	488,581
Macquarie Group Ltd.	AU	18,030	543,109

			1,267,128

CHEMICALS – 3.6%
Agrium, Inc.	CA	3,500	302,085
BASF SE	DE	6,600	577,351
Daicel Corp.	JP	17,000	109,472
DIC Corp.	JP	101,000	203,782
Incitec Pivot Ltd.	AU	87,000	283,875
JSR Corp.	JP	10,700	215,370
Koninklijke DSM NV	NL	13,010	752,792
Linde AG	DE	1,100	197,394

	Country Code**	Shares	Value
Mitsubishi Gas Chemical Co., Inc.	JP	22,000	$146,986
Syngenta AG*	CH	85	29,388
Ube Industries Ltd.	JP	73,000	198,441

			3,016,936

COMMERCIAL BANKS – 11.8%
Australia & New Zealand Banking Group Ltd.	AU	31,300	754,138
Banco Bilbao Vizcaya Argentaria SA	ES	38,160	303,684
Banco do Brasil SA	BR	13,700	194,755
Banco Santander SA	ES	18,100	139,288
Bank of Queensland Ltd.*	AU	5,855	44,152
Bank of Queensland Ltd.	AU	27,080	204,210
Barclays PLC	GB	154,210	580,265
BNP Paribas	FR	15,069	714,969
Commonwealth Bank of Australia	AU	4,780	248,063
HSBC Holdings PLC	GB	125,225	1,111,251
KB Financial Group, Inc. ADR*	KR	7,077	259,726
KBC GROEP NV	BE	14,400	361,251
Lloyds Banking Group PLC*	GB	482,780	259,500
Mitsubishi UFJ Financial Group, Inc.	JP	181,300	902,448
Mizuho Financial Group, Inc.	JP	175,200	285,756
National Australia Bank Ltd.	AU	35,900	914,800
National Bank of Canada	CA	3,700	294,420
Societe Generale	FR	18,244	534,453
Sumitomo Mitsui Financial Group, Inc.	JP	23,100	759,953
The Bank of Yokohama Ltd.	JP	31,000	155,056
The Chiba Bank Ltd.	JP	49,000	312,577
Turkiye Is Bankasi, C Shares	TR	116,000	285,721
Turkiye Vakiflar Bankasi T.A.O.	TR	66,850	126,776

			9,747,212

COMMUNICATIONS EQUIPMENT – 0.5%
Nokia OYJ	FI	31,360	170,729
Telefonaktiebolaget LM Ericsson	SE	22,309	231,156

			401,885

COMPUTERS & PERIPHERALS – 1.1%
Fujitsu Ltd.	JP	86,000	453,014
Toshiba Corp.	JP	98,000	430,978

			883,992

CONSTRUCTION & ENGINEERING – 1.1%
Balfour Beatty PLC	GB	53,500	244,312
Bouygues SA	FR	20,765	635,029

			879,341

CONSTRUCTION MATERIALS – 0.2%
China Shanshui Cement Group Ltd.	KY	3,000	2,368

SCSM ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
Taiheiyo Cement Corp.	JP	92,000	$204,519

			206,887

DISTRIBUTORS – 0.7%
Imperial Holdings Ltd.	ZA	7,450	150,535
Inchcape PLC	GB	43,900	264,160
Jardine Cycle & Carriage Ltd.	SG	4,000	153,661

			568,356

DIVERSIFIED FINANCIAL SERVICES – 1.4%
ING Groep NV - CVA*	NL	95,378	794,653
Orix Corp.	JP	4,060	387,508

			1,182,161

DIVERSIFIED TELECOMMUNICATION SERVICES – 4.5%
France Telecom SA	FR	13,900	205,869
Nippon Telegraph & Telephone Corp.	JP	23,500	1,066,117
Telecom Italia SpA	IT	512,400	609,240
Telecom Italia SpA RSP	IT	163,600	160,809
Telefonica SA	ES	11,470	187,930
Telenor ASA	NO	9,660	179,129
TeliaSonera AB	SE	46,500	324,301
Telstra Corp., Ltd.	AU	115,790	394,606
Vivendi	FR	34,070	625,243

			3,753,244

ELECTRIC UTILITIES – 1.8%
E.ON AG	DE	38,200	915,014
EDP - Energias de Portugal SA	PT	140,480	408,628
Scottish & Southern Energy PLC	GB	7,000	148,802

			1,472,444

ELECTRICAL EQUIPMENT – 1.0%
Mitsubishi Electric Corp.	JP	38,000	336,064
Sumitomo Electric Industries Ltd.	JP	37,800	517,426

			853,490

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 0.6%
AU Optronics Corp. ADR	TW	47,854	218,214
LG Display Co., Ltd. ADR*	KR	21,320	250,937

			469,151

ENERGY EQUIPMENT & SERVICES – 0.3%
Seadrill Ltd.	BM	6,570	246,198

FOOD & STAPLES RETAILING – 2.4%
Aeon Co., Ltd.	JP	15,800	207,689
Delhaize Group	BE	8,845	465,375
Empire Co., Ltd., Class A	CA	3,600	207,890
Koninklijke Ahold NV	NL	38,790	537,518
Metro, Inc., Class A	CA	2,400	127,982
Tesco PLC	GB	79,240	418,257

			1,964,711

FOOD PRODUCTS – 2.6%
Nestle SA	CH	26,888	1,691,856

	Country Code**	Shares	Value
Unilever NV	NL	13,380	$455,313

			2,147,169

GAS UTILITIES – 0.8%
Gas Natural SDG SA	ES	26,200	418,616
Tokyo Gas Co., Ltd.	JP	61,000	287,423

			706,039

HOTELS, RESTAURANTS & LEISURE – 0.9%
Compass Group PLC	GB	14,080	147,625
Tui Travel PLC	GB	81,600	256,209
William Hill PLC	GB	84,220	352,132

			755,966

HOUSEHOLD DURABLES – 1.3%
Sharp Corp.	JP	77,000	561,894
Sony Corp.	JP	12,200	251,164
Taylor Wimpey PLC*	GB	332,800	274,142

			1,087,200

INDUSTRIAL CONGLOMERATES – 1.6%
Cookson Group PLC	GB	24,900	275,209
Hutchison Whampoa Ltd.	HK	16,000	159,783
Jardine Matheson Holdings Ltd.	BM	8,000	400,000
Rheinmetall AG	DE	3,900	230,917
Siemens AG	DE	2,800	282,280

			1,348,189

INSURANCE – 5.5%
Aegon NV*	NL	97,510	541,524
Allianz SE	DE	7,460	890,173
Assicurazioni Generali SpA	IT	9,600	149,033
Aviva PLC	GB	79,300	420,476
Catlin Group Ltd.	BM	43,500	282,627
Legal & General Group PLC	GB	296,230	619,283
Muenchener Rueckversicherungs AG	DE	3,660	551,835
Resolution Ltd.	GG	110,310	461,040
Suncorp Group Ltd.	AU	59,070	513,976
Zurich Financial Services AG*	CH	580	155,875

			4,585,842

IT SERVICES – 0.2%
Nomura Research Institute Ltd.	JP	6,500	161,224

LEISURE EQUIPMENT & PRODUCTS – 0.4%
Namco Bandai Holdings, Inc.	JP	21,100	304,378

MACHINERY – 0.8%
IHI Corp.	JP	178,000	449,462
Volvo AB, B Shares	SE	12,850	187,240

			636,702

MARINE – 0.4%
AP Moller - Maersk A/S, Class B	DK	47	362,893

MEDIA – 0.8%
Fairfax Media Ltd.	AU	228,700	171,752
Lagardere SCA	FR	15,100	465,812

			637,564

SCSM ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
METALS & MINING – 6.2%
Anglo American PLC	GB	18,990	$709,853
BHP Billiton Ltd.	AU	1,920	68,833
BHP Billiton PLC	GB	32,720	998,303
Dowa Holdings Co., Ltd.	JP	35,000	232,572
Exxaro Resources Ltd.	ZA	80	2,066
IAMGOLD Corp.	CA	24,460	325,659
JFE Holdings, Inc.	JP	7,000	150,369
KGHM Polska Miedz SA	PL	3,000	138,099
Kinross Gold Corp.	CA	4,490	43,889
Mitsubishi Materials Corp.	JP	138,000	436,825
Rio Tinto PLC	GB	19,620	1,081,431
ThyssenKrupp AG	DE	21,460	534,215
Vale SA ADR	BR	11,670	264,792
Xstrata PLC	GB	9,957	170,092

			5,156,998

MULTI-UTILITIES – 1.2%
GDF Suez	FR	8,300	214,420
National Grid PLC	GB	63,510	640,489
RWE AG	DE	3,250	155,198

			1,010,107

OFFICE ELECTRONICS – 0.3%
Konica Minolta Holdings, Inc.	JP	29,500	257,684

OIL, GAS & CONSUMABLE FUELS – 10.2%
BG Group PLC	GB	10,510	243,420
BP PLC	GB	300,010	2,219,622
China Petroleum & Chemical Corp.	CN	142,000	154,516
Eni SpA	IT	29,500	692,063
Gazprom OAO ADR	RU	16,080	198,910
Inpex Corp.	JP	22	148,580
JX Holdings, Inc.	JP	51,400	318,572
Lukoil ADR	RU	3,310	201,248
Nexen, Inc.	CA	20,565	377,095
Petroleo Brasileiro SA ADR	BR	9,940	254,066
Repsol YPF SA	ES	5,800	145,504
Royal Dutch Shell PLC, A Shares	GB	57,534	2,014,243
Statoil ASA	NO	8,650	234,829
Total SA	FR	24,540	1,251,557

			8,454,225

PAPER & FOREST PRODUCTS – 0.6%
Oji Paper Co., Ltd.	JP	87,000	420,442
Svenska Cellulosa AB, Class B	SE	4,760	82,454

			502,896

PERSONAL PRODUCTS – 0.4%
Kao Corp.	JP	13,300	349,010

PHARMACEUTICALS – 9.3%
AstraZeneca PLC	GB	35,850	1,593,537
Bayer AG	DE	9,600	675,257
GlaxoSmithKline PLC	GB	57,400	1,282,146
Novartis AG	CH	26,480	1,465,538
Otsuka Holdings Co., Ltd.	JP	13,300	393,681
Roche Holding AG	CH	7,840	1,364,422

	Country Code**	Shares	Value
Sanofi-Aventis SA	FR	12,369	$960,593

			7,735,174

PROFESSIONAL SERVICES – 0.0%+
Randstad Holding NV	NL	100	3,773

REAL ESTATE INVESTMENT TRUSTS – 0.0%+
Land Securities Group PLC	GB	125	1,445

REAL ESTATE MANAGEMENT & DEVELOPMENT – 1.6%
Cheung Kong Holdings Ltd.	HK	27,000	348,732
Mitsui Fudosan Co., Ltd.	JP	15,000	286,879
New World Development Ltd.	HK	297,908	357,925
Sumitomo Realty & Development Co., Ltd.	JP	3,000	72,309
Sun Hung Kai Properties Ltd.	HK	20,000	248,534

			1,314,379

ROAD & RAIL – 1.2%
East Japan Railway Co.	JP	4,300	270,666
FirstGroup PLC	GB	43,700	166,148
Nippon Express Co., Ltd.	JP	22,000	85,852
West Japan Railway Co.	JP	11,000	441,887

			964,553

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 1.1%
Advanced Semiconductor Engineering, Inc. ADR	TW	53,206	272,947
ASML Holding NV	NL	3,210	160,458
GCL-Poly Energy Holdings Ltd.	KY	637,000	177,183
Samsung Electronics Co., Ltd. GDR(1)	KR	300	169,650
Samsung Electronics Co., Ltd. GDR	KR	170	96,135

			876,373

SPECIALTY RETAIL – 0.5%
Kingfisher PLC	GB	90,500	443,963

TEXTILES, APPAREL & LUXURY GOODS – 0.1%
Adidas AG	DE	1,570	122,577

TOBACCO – 2.3%
British American Tobacco PLC	GB	7,310	368,368
Imperial Tobacco Group PLC	GB	14,730	597,262
Japan Tobacco, Inc.	JP	163	917,700

			1,883,330

TRADING COMPANIES & DISTRIBUTORS – 1.2%
Mitsubishi Corp.	JP	24,500	568,322
Mitsui & Co., Ltd.	JP	21,100	345,931
Sumitomo Corp.	JP	8,400	121,377

			1,035,630

WIRELESS TELECOMMUNICATION SERVICES – 2.5%
KDDI Corp.	JP	21	135,991
NTT DOCOMO, Inc.	JP	223	370,185

SCSM ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
Vodafone Group PLC	GB	554,350	$1,526,869

			2,033,045

Total Common Stocks
(Cost $78,889,287)			79,522,626

EQUITY LINKED SECURITIES – 0.1%
METALS & MINING – 0.1%
Tata Steel Ltd., (Merrill Lynch & Co., Inc.), expires 12/23/14*(1) (Cost $89,665)		7,300	67,691

PREFERRED STOCKS – 0.9%
AUTOMOBILES – 0.9%
Volkswagen AG (Cost $733,945)	DE	4,390	771,974

SHORT TERM INVESTMENTS – 2.2%
MUTUAL FUNDS – 2.2%
AllianceBernstein Government Short Term Investment Fund, 0.09% (Cost $1,813,747)		1,813,747	1,813,747

TOTAL INVESTMENTS – 99.2%
(Cost $81,526,644)			82,176,038
Other assets less liabilities – 0.8%			623,829

NET ASSETS – 100.0%			$82,799,867

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

AU	Australia
BE	Belgium
BM	Bermuda
BR	Brazil
CA	Canada
CH	Switzerland
CN	China
DE	Germany
DK	Denmark
ES	Spain
FI	Finland
FR	France
GB	Great Britain
GG	Guernsey
HK	Hong Kong
IT	Italy
JP	Japan
KR	Korea, Republic of
KY	Cayman Islands
NL	Netherlands
NO	Norway
PL	Poland
PT	Portugal
RU	Russia
SE	Sweden
SG	Singapore
TR	Turkey
TW	Taiwan, Province of China
ZA	South Africa

*	Non-income producing security.
**	Unless otherwise noted the issuer country code for all securities is United States.
+	Country listed is the country in which the broker is domiciled.
(1)	Eligible for resale under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $237,341, representing 0.3% of net assets.

Distribution of investments by country of issuer, as a percentage of net assets, is as follows. Figures may not total to 100% due to the exclusion of the Fund’s other assets and liabilities. (Unaudited)

Great Britain	24.1%
Japan	22.9
Germany	9.3
France	8.5
Switzerland	6.0
Australia	5.0
Netherlands	3.9
Canada	2.3
United States	2.3
Other (individually less than 2%)	14.9

SCSM ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)	Sun Capital Advisers Trust

(2)	At the period end, cash of $21,657 has been pledged to cover margin requirements for the following open futures contracts:

Type	Description	Expiration Date	Contracts	Unrealized Depreciation ($)
Long	DJ Euro Stoxx 50 Index June Futures	6/15/12	9	(7,698)

(3)	At the period end, open forward foreign currency exchange contracts were as follows:

Counterparty	Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation / (Depreciation) ($)
Bank of America NA	CAD	1,697,000	USD	1,703,507	5/15/12	3,607
Bank of America NA	USD	444,141	CAD	446,000	5/15/12	2,621
Citibank NA	JPY	52,640,000	USD	685,082	5/15/12	48,871
Deutsche Bank AG (London)	EUR	480,000	USD	633,072	5/15/12	(7,227)
HSBC Bank PLC	USD	199,104	JPY	15,429,000	5/15/12	(12,628)
Royal Bank of Canada	USD	1,257,401	CAD	1,250,000	5/15/12	(5,265)
Standard Chartered Bank	JPY	280,690,000	USD	3,376,316	5/15/12	(16,127)
UBS AG	USD	640,034	EUR	480,000	5/15/12	265

Net unrealized appreciation						14,117

CAD	- Canadian Dollar
EUR	- Euro
JPY	- Japanese Yen
USD	- United States Dollar

SCSM ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)	Sun Capital Advisers Trust

(4)	Fair Value Measurements †

The following table summarizes the inputs used to value the Fund’s assets and liabilities, as applicable, measured at fair value at the period end:

Assets	Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Aerospace & Defense	$—	$389,363	$—	$389,363
Airlines	—	728,963	—	728,963
Auto Components	255,573	1,723,485	—	1,979,058
Automobiles	—	3,523,126	—	3,523,126
Beverages	—	542,349	—	542,349
Building Products	—	568,303	—	568,303
Capital Markets	—	1,267,128	—	1,267,128
Chemicals	302,085	2,714,851	—	3,016,936
Commercial Banks	748,901	8,998,311	—	9,747,212
Communications Equipment	—	401,885	—	401,885
Computers & Peripherals	—	883,992	—	883,992
Construction & Engineering	—	879,341	—	879,341
Construction Materials	—	206,887	—	206,887
Distributors	—	568,356	—	568,356
Diversified Financial Services	—	1,182,161	—	1,182,161
Diversified Telecommunication Services	—	3,753,244	—	3,753,244
Electric Utilities	—	1,472,444	—	1,472,444
Electrical Equipment	—	853,490	—	853,490
Electronic Equipment, Instruments & Components	469,151	—	—	469,151
Energy Equipment & Services	—	246,198	—	246,198
Food & Staples Retailing	335,872	1,628,839	—	1,964,711
Food Products	—	2,147,169	—	2,147,169
Gas Utilities	—	706,039	—	706,039
Hotels, Restaurants & Leisure	—	755,966	—	755,966
Household Durables	—	1,087,200	—	1,087,200
Industrial Conglomerates	400,000	948,189	—	1,348,189
Insurance	—	4,585,842	—	4,585,842
IT Services	—	161,224	—	161,224
Leisure Equipment & Products	—	304,378	—	304,378
Machinery	—	636,702	—	636,702
Marine	—	362,893	—	362,893
Media	—	637,564	—	637,564
Metals & Mining	634,340	4,522,658	—	5,156,998
Multi-Utilities	—	1,010,107	—	1,010,107
Office Electronics	—	257,684	—	257,684
Oil, Gas & Consumable Fuels	830,071	7,624,154	—	8,454,225
Paper & Forest Products	—	502,896	—	502,896
Personal Products	—	349,010	—	349,010
Pharmaceuticals	—	7,735,174	—	7,735,174
Professional Services	—	3,773	—	3,773
Real Estate Investment Trusts	—	1,445	—	1,445
Real Estate Management & Development	—	1,314,379	—	1,314,379
Road & Rail	—	964,553	—	964,553
Semiconductors & Semiconductor Equipment	272,947	603,426	—	876,373
Specialty Retail	—	443,963	—	443,963
Textiles, Apparel & Luxury Goods	—	122,577	—	122,577
Tobacco	—	1,883,330	—	1,883,330
Trading Companies & Distributors	—	1,035,630	—	1,035,630
Wireless Telecommunication Services	—	2,033,045	—	2,033,045

Total Common Stocks	4,248,940	75,273,686	—	79,522,626

Equity Linked Securities (a)	—	67,691	—	67,691
Preferred Stocks (a)	—	771,974	—	771,974
Short Term Investments
Mutual Funds	1,813,747	—	—	1,813,747

SCSM ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)	Sun Capital Advisers Trust

Total Investments	6,062,687	76,113,351	—	82,176,038

Financial Derivative Instruments
Forward Foreign Currency Exchange Contracts	—	55,364	—	55,364

Total Financial Derivative Instruments	$—	$55,364	$—	$55,364

Liabilities
Financial Derivative Instruments
Futures Contracts	$—	$(7,698)	$—	$(7,698)
Forward Foreign Currency Exchange Contracts	—	(41,247)	—	(41,247)

Total Financial Derivative Instruments	$—	$(48,945)	$—	$(48,945)

†	See Note 2b in the Notes to Portfolios of Investments for additional information.
(a)	See Portfolio of Investments for additional detailed categorizations.

SCSM BLACKROCK INTERNATIONAL INDEX FUND

PORTFOLIO OF INVESTMENTS

March 31, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
COMMON STOCKS – 98.0%
AEROSPACE & DEFENSE – 0.8%
BAE Systems PLC	GB	26,537	$127,295
Cobham PLC	GB	8,528	31,250
Elbit Systems Ltd.	IL	153	5,936
European Aeronautic Defense and Space Co., NV	NL	3,348	137,105
Finmeccanica SpA	IT	3,136	16,981
Meggitt PLC	GB	6,310	40,765
Rolls-Royce Holdings PLC*	GB	15,261	198,209
Safran SA	FR	1,379	50,678
Singapore Technologies Engineering Ltd.	SG	12,000	31,025
Thales SA	FR	856	32,035

			671,279

AIR FREIGHT & LOGISTICS – 0.3%
Deutsche Post AG	DE	6,942	133,647
TNT Express NV	NL	2,976	36,754
Toll Holdings Ltd.	AU	5,781	35,151
Yamato Holdings Co., Ltd.	JP	3,400	52,538

			258,090

AIRLINES – 0.2%
All Nippon Airways Co., Ltd.	JP	6,000	18,123
Cathay Pacific Airways Ltd.	HK	10,000	18,492
Deutsche Luftansa AG	DE	1,926	26,959
International Consolidated Airlines Group SA*	ES	7,730	22,258
Qantas Airways Ltd.*	AU	9,427	17,430
Ryanair Holdings PLC ADR*	IE	303	10,993
Singapore Airlines Ltd.	SG	4,000	34,175

			148,430

AUTO COMPONENTS – 0.9%
Aisin Seiki Co., Ltd.	JP	1,600	56,175
Bridgestone Corp.	JP	5,300	128,450
Compagnie Generale Des Etablissements Michelin, Class B	FR	1,466	109,159
Continental AG*	DE	652	61,540
Denso Corp.	JP	4,000	133,623
GKN PLC	GB	12,494	41,187
Koito Manufacturing Co., Ltd.	JP	1,000	16,177
NGK Spark Plug Co., Ltd.	JP	1,000	14,268
NHK Spring Co., Ltd.	JP	1,000	10,753
NOK Corp.	JP	800	17,398
Nokian Renkaat OYJ	FI	891	43,422
Pirelli & C. SpA	IT	2,068	24,602
Stanley Electric Co., Ltd.	JP	1,300	20,654
Sumitomo Rubber Industries Ltd.	JP	1,600	21,244
Toyoda Gosei Co., Ltd.	JP	500	9,732
Toyota Boshoku Corp.	JP	600	7,075
Toyota Industries Corp.	JP	1,500	45,234

			760,693

	Country Code**	Shares	Value
AUTOMOBILES – 3.3%
Bayerische Motoren Werke AG	DE	2,689	$241,825
Daihatsu Motor Co., Ltd.	JP	1,000	18,316
Daimler AG	DE	7,384	445,230
Fiat SpA	IT	6,193	36,408
Fuji Heavy Industries Ltd.	JP	5,000	40,172
Honda Motor Co., Ltd.	JP	12,900	490,159
Isuzu Motors Ltd.	JP	10,000	58,596
Mazda Motor Corp.*	JP	20,000	35,037
Mitsubishi Motors Corp.*	JP	33,000	37,477
Nissan Motor Co., Ltd.	JP	20,300	216,072
Peugeot SA	FR	1,548	24,930
Renault SA	FR	1,454	76,647
Suzuki Motor Corp.	JP	2,800	66,879
Toyota Motor Corp.	JP	22,400	966,147
Volkswagen AG	DE	219	35,313
Yamaha Motor Co., Ltd.	JP	2,300	30,817

			2,820,025

BEVERAGES – 2.2%
Anheuser-Busch Inbev NV	BE	6,361	464,735
Asahi Breweries Ltd.	JP	3,200	70,866
Carlsberg A/S, Class B	DK	894	73,866
Coca-Cola Amatil Ltd.	AU	4,635	59,871
Coca-Cola Hellenic Bottling Co. SA*	GR	1,393	26,660
Coca-Cola West Co., Ltd.	JP	400	7,012
Diageo PLC	GB	20,050	481,852
Heineken Holding NV	NL	913	42,740
Heineken NV	NL	2,105	117,000
Kirin Holdings Co., Ltd.	JP	6,000	77,637
Pernod-Ricard SA	FR	1,621	169,495
SABMiller PLC	GB	7,773	312,004

			1,903,738

BIOTECHNOLOGY – 0.2%
Actelion Ltd.*	CH	908	33,194
CSL Ltd.	AU	4,161	154,692
Grifols SA*	ES	1,217	25,970

			213,856

BUILDING PRODUCTS – 0.6%
Asahi Glass Co., Ltd.	JP	8,000	67,851
Assa Abloy AB	SE	2,606	81,853
Compagnie de Saint-Gobain	FR	3,284	146,660
Daikin Industries Ltd.	JP	1,900	51,718
Geberit AG*	CH	313	65,499
JS Group Corp.	JP	2,200	46,063
Nippon Sheet Glass Co., Ltd.	JP	9,000	13,809
TOTO Ltd.	JP	2,000	15,054

			488,507

CAPITAL MARKETS – 1.9%
3i Group PLC	GB	8,328	28,506
Credit Suisse Group AG*	CH	9,319	265,623
Daiwa Securities Group, Inc.	JP	14,000	55,310
Deutsche Bank AG	DE	7,397	368,028
GAM Holding AG*	CH	1,717	25,012
ICAP PLC	GB	4,684	29,429

SCSM BLACKROCK INTERNATIONAL INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
Investec PLC	GB	4,419	$27,022
Julius Baer Group Ltd.*	CH	1,662	67,091
Macquarie Group Ltd.	AU	2,828	85,186
Man Group PLC	GB	15,810	34,088
Mediobanca SpA	IT	4,431	26,026
Nomura Holdings, Inc.	JP	29,900	132,215
Partners Group Holding AG	CH	116	22,629
Ratos AB	SE	1,442	20,020
SBI Holdings, Inc.	JP	171	16,135
Schroders PLC	GB	1,000	25,272
UBS AG*	CH	28,743	402,791

			1,630,383

CHEMICALS – 3.7%
Air Liquide SA	FR	2,314	308,495
Air Water, Inc.	JP	1,000	12,903
Akzo Nobel NV	NL	1,888	111,473
Arkema SA	FR	460	42,865
Asahi Kasei Corp.	JP	10,000	61,737
BASF SE	DE	7,414	648,557
Daicel Corp.	JP	2,000	12,879
Denki Kagaku Kogyo KK	JP	4,000	15,996
Givaudan SA*	CH	70	67,464
Hitachi Chemical Co., Ltd.	JP	800	14,401
Incitec Pivot Ltd.	AU	13,347	43,550
Israel Chemicals Ltd.	IL	3,782	43,028
Johnson Matthey PLC	GB	1,804	68,069
JSR Corp.	JP	1,400	28,179
K+S AG	DE	1,431	74,862
Kaneka Corp.	JP	2,000	12,058
Kansai Paint Co., Ltd.	JP	2,000	20,177
Koninklijke DSM NV	NL	1,288	74,527
Kuraray Co., Ltd.	JP	2,800	39,614
Lanxess AG	DE	681	56,293
Linde AG	DE	1,393	249,973
Mitsubishi Chemical Holdings Corp.	JP	11,000	58,741
Mitsubishi Gas Chemical Co., Inc.	JP	3,000	20,044
Mitsui Chemicals, Inc.	JP	6,000	18,195
Nitto Denko Corp.	JP	1,400	56,409
Novozymes A/S, B Shares	DK	1,888	54,987
Orica Ltd.	AU	2,998	86,860
Shin-Etsu Chemical Co., Ltd.	JP	3,300	190,576
Showa Denko KK	JP	12,000	27,256
Sika AG	CH	16	34,634
Solvay SA	BE	473	56,000
Sumitomo Chemical Co., Ltd.	JP	13,000	55,286
Syngenta AG*	CH	770	266,220
Taiyo Nippon Sanso Corp.	JP	2,000	14,112
Teijin Ltd.	JP	7,000	23,511
The Israel Corporation Ltd.	IL	22	14,810
Toray Industries, Inc.	JP	12,000	89,018
Tosoh Corp.	JP	4,000	11,115
Ube Industries Ltd.	JP	8,000	21,747
Wacker Chemie AG	DE	117	10,316
Yara International ASA	NO	1,535	73,209

			3,190,146

COMMERCIAL BANKS – 11.5%
Aozora Bank Ltd.	JP	4,000	11,550

	Country Code**	Shares	Value
Australia & New Zealand Banking Group Ltd.	AU	21,085	$508,019
Banca Carige SpA	IT	4,663	6,120
Banca Monte dei Paschi di Siena SpA	IT	43,941	18,525
Banco Bilbao Vizcaya Argentaria SA	ES	38,071	302,976
Banco De Sabadell SA	ES	16,874	45,955
Banco Espirito Santo SA	PT	7,324	13,382
Banco Popolare SC	IT	13,882	26,328
Banco Popular Espanol SA	ES	8,117	29,121
Banco Santander SA	ES	69,065	531,486
Bank Hapoalim BM	IL	9,172	33,679
Bank Leumi Le-Israel	IL	10,171	32,028
Bankia SAU*	ES	7,116	25,777
Bankinter SA	ES	1,923	10,087
Barclays PLC	GB	94,479	355,508
Bendigo and Adelaide Bank Ltd.	AU	3,235	25,970
BNP Paribas	FR	7,666	363,724
BOC Hong Kong Holdings Ltd.	HK	30,500	84,247
CaixaBank	ES	6,220	24,215
Chuo Mitsui Trust Holdings, Inc.	JP	26,000	82,929
Commerzbank AG*	DE	29,457	74,527
Commonwealth Bank of Australia	AU	12,730	660,637
Credit Agricole SA	FR	8,209	51,019
Danske Bank A/S*	DK	5,004	84,753
DBS Group Holdings Ltd.	SG	14,000	157,925
DnB NOR ASA	NO	7,892	101,443
Erste Group Bank AG	AT	1,546	35,650
Fukuoka Financial Group, Inc.	JP	6,000	26,604
Hang Seng Bank Ltd.	HK	6,300	83,967
Hokuhoku Financial Group, Inc.	JP	10,000	19,089
HSBC Holdings PLC	GB	142,643	1,265,818
Intesa Sanpaolo	IT	77,938	139,703
Intesa Sanpaolo RSP	IT	9,099	14,041
Israel Discount Bank, Class A*	IL	7,807	10,332
KBC GROEP NV	BE	1,245	31,233
Lloyds Banking Group PLC*	GB	336,870	181,072
Mitsubishi UFJ Financial Group, Inc.	JP	103,300	514,191
Mizrahi Tefahot Bank Ltd.	IL	788	7,100
Mizuho Financial Group, Inc.	JP	186,400	304,023
National Australia Bank Ltd.	AU	17,636	449,399
National Bank of Greece SA*	GR	7,915	20,268
Natixis	FR	8,060	31,013
Nordea Bank AB	SE	21,481	195,302
Oversea-Chinese Banking Corp., Ltd.	SG	21,000	149,016
Raiffeisen Bank International AG	AT	441	15,586
Resona Holdings, Inc.	JP	15,500	71,348
Royal Bank of Scotland Group PLC*	GB	148,653	65,720
Seven Bank Ltd.	JP	4,800	10,497
Shinsei Bank Ltd.	JP	11,000	14,353

SCSM BLACKROCK INTERNATIONAL INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
Skandinaviska Enskilda Banken AB, Class A	SE	11,568	$82,181
Societe Generale	FR	5,398	158,133
Standard Chartered PLC	GB	18,998	474,042
Sumitomo Mitsui Financial Group, Inc.	JP	11,000	361,882
Suruga Bank Ltd.	JP	1,000	10,209
Svenska Handelsbanken AB	SE	3,998	127,449
Swedbank AB, Class A	SE	6,624	102,927
The Bank of East Asia Ltd.	HK	12,600	47,297
The Bank of Kyoto Ltd.	JP	3,000	27,220
The Bank of Yokohama Ltd.	JP	10,000	50,018
The Chiba Bank Ltd.	JP	6,000	38,275
The Chugoku Bank Ltd.	JP	1,000	13,519
The Gunma Bank Ltd.	JP	3,000	16,057
The Hachijuni Bank Ltd.	JP	3,000	17,688
The Hiroshima Bank Ltd.	JP	4,000	18,267
The Iyo Bank Ltd.	JP	2,000	17,712
The Joyo Bank Ltd.	JP	5,000	22,895
The Nishi-Nippon City Bank Ltd.	JP	5,000	14,136
The Shizuoka Bank Ltd.	JP	5,000	51,468
UniCredit SpA	IT	33,001	165,314
Unione Di Banche Italiane SCPA	IT	6,891	29,208
United Overseas Bank Ltd.	SG	10,000	145,977
Westpac Banking Corp.	AU	24,386	552,946
Wing Hang Bank Ltd.	HK	1,500	14,902
Yamaguchi Financial Group, Inc.	JP	2,000	18,171

			9,895,148

COMMERCIAL SERVICES & SUPPLIES – 0.6%
Aggreko PLC	GB	2,176	78,312
Babcock International Group PLC	GB	3,008	38,322
Brambles Ltd.	AU	12,166	89,475
Dai Nippon Printing Co., Ltd.	JP	5,000	51,105
Edenred	FR	1,350	40,619
G4S PLC	GB	11,428	49,811
Secom Co., Ltd.	JP	1,700	83,182
Securitas AB	SE	2,608	25,150
Serco Group PLC	GB	4,181	36,280
Societe BIC SA	FR	249	24,987
Toppan Printing Co., Ltd.	JP	5,000	39,024

			556,267

COMMUNICATIONS EQUIPMENT – 0.5%
Alcatel-lucent*	FR	19,029	43,271
Nokia OYJ	FI	30,584	166,505
Telefonaktiebolaget LM Ericsson	SE	24,569	254,573

			464,349

COMPUTERS & PERIPHERALS – 0.3%
Fujitsu Ltd.	JP	15,000	79,014
NEC Corp.*	JP	19,000	39,712
Seiko Epson Corp.	JP	1,000	14,015
Toshiba Corp.	JP	33,000	145,125

			277,866

	Country Code**	Shares	Value
CONSTRUCTION & ENGINEERING – 0.7%
Acs Actividades De Construccion Y Servicios SA	ES	1,158	$29,638
Balfour Beatty PLC	GB	5,290	24,157
Bouygues SA	FR	1,543	47,188
Chiyoda Corp.	JP	1,000	12,698
Eiffage SA	FR	223	8,628
Ferrovial SA	ES	3,014	34,642
Fomento de Construcciones y Contratas SA	ES	473	10,567
Hochtief AG	DE	318	19,293
JGC Corp.	JP	1,000	30,989
Kajima Corp.	JP	7,000	21,312
Kinden Corp.	JP	1,000	7,720
Koninklijke Boskalis Westminster NV	NL	612	22,989
Leighton Holdings Ltd.	AU	1,297	28,643
Obayashi Corp.	JP	5,000	21,807
Shimizu Corp.	JP	5,000	20,056
Skanska AB, Class B	SE	3,237	56,121
Taisei Corp.	JP	8,000	20,877
Vinci SA	FR	3,691	192,477

			609,802

CONSTRUCTION MATERIALS – 0.6%
Boral Ltd.	AU	5,722	23,886
Cimpor Cimentos de Portugal SGPS SA	PT	1,464	9,763
CRH PLC	IE	5,903	120,454
Fletcher Building Ltd.	NZ	5,779	31,893
HeidelbergCement AG	DE	1,186	71,788
Holcim Ltd.*	CH	2,003	130,693
Imerys SA	FR	305	18,545
James Hardie Industries SE CDI	IE	3,315	26,372
Lafarge SA	FR	1,613	76,983

			510,377

CONSUMER FINANCE – 0.0%+
Aeon Credit Service Co., Ltd.	JP	600	9,438
Credit Saison Co., Ltd.	JP	1,200	24,284

			33,722

CONTAINERS & PACKAGING – 0.2%
Amcor Ltd.	AU	9,751	75,148
Rexam PLC	GB	7,141	48,898
Toyo Seikan Kaisha Ltd.	JP	1,100	15,775

			139,821

DISTRIBUTORS – 0.2%
Jardine Cycle & Carriage Ltd.	SG	1,000	38,415
Li & Fung Ltd.	BM	46,000	105,559

			143,974

DIVERSIFIED CONSUMER SERVICES – 0.0%+
Benesse Holdings, Inc.	JP	600	29,902

DIVERSIFIED FINANCIAL SERVICES – 1.1%
ASX Ltd.	AU	1,440	49,522
Deutsche Boerse AG	DE	1,591	107,114
Eurazeo	FR	236	12,008

SCSM BLACKROCK INTERNATIONAL INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
Exor SpA	IT	562	$14,189
First Pacific Co., Ltd.	BM	18,000	19,934
Groupe Bruxelles Lambert SA	BE	664	51,399
Hong Kong Exchanges and Clearing Ltd.	HK	8,400	141,054
Industrivarden AB	SE	894	13,283
ING Groep NV - CVA*	NL	29,351	244,541
Investor AB	SE	3,465	76,834
Kinnevik Investment AB, Class B	SE	1,603	37,290
London Stock Exchange Group PLC	GB	1,207	19,962
Mitsubishi UFJ Lease & Finance Co., Ltd.	JP	500	21,989
Orix Corp.	JP	860	82,083
Pargesa Holding SA	CH	246	17,686
Pohjola Bank PLC	FI	1,063	11,774
Singapore Exchange Ltd.	SG	7,000	38,646

			959,308

DIVERSIFIED TELECOMMUNICATION SERVICES – 3.3%
Belgacom SA	BE	1,271	40,861
Bezeq Israeli Telecommunication Corp Ltd.	IL	15,802	25,945
BT Group PLC	GB	63,469	229,838
Deutsche Telekom AG	DE	22,937	276,146
Elisa OYJ	FI	1,078	25,836
France Telecom SA	FR	15,155	224,457
Hellenic Telecommunications Organization SA	GR	1,822	7,752
HKT Trust and HKT Ltd.*	HK	673	527
Iliad SA	FR	149	20,528
Inmarsat PLC	GB	3,451	25,408
Koninklijke KPN NV	NL	12,018	132,202
Nippon Telegraph & Telephone Corp.	JP	3,600	163,320
PCCW Ltd.	HK	31,000	11,098
Portugal Telecom SGPS SA	PT	5,693	30,971
Singapore Telecommunications Ltd.	SG	65,000	161,847
Swisscom AG	CH	190	76,804
TDC A/S	DK	4,007	29,143
Tele2 AB, B Shares	SE	2,574	52,524
Telecom Corp. of New Zealand Ltd.	NZ	16,245	32,256
Telecom Italia SpA	IT	77,921	92,648
Telecom Italia SpA RSP	IT	47,365	46,557
Telefonica SA	ES	33,187	543,752
Telekom Austria AG	AT	2,699	31,432
Telenor ASA	NO	5,922	109,814
TeliaSonera AB	SE	17,637	123,004
Telstra Corp., Ltd.	AU	35,702	121,670
Vivendi	FR	10,192	187,041

			2,823,381

ELECTRIC UTILITIES – 2.2%
Acciona S.A	ES	198	13,827
Cheung Kong Infrastructure Holdings Ltd.	BM	4,000	24,287
Chubu Electric Power Co., Inc.	JP	5,600	101,080

	Country Code**	Shares	Value
CLP Holdings Ltd.	HK	15,500	$133,532
Contact Energy Ltd.*	NZ	2,626	10,170
E.ON AG	DE	14,428	345,597
EDP - Energias de Portugal SA	PT	15,472	45,005
Electricite de France	FR	1,991	45,434
Enel SpA	IT	53,535	193,636
Fortum OYJ	FI	3,174	77,043
Hokkaido Electric Power Co.	JP	1,500	22,019
Hokuriku Electric Power Co.	JP	1,500	27,111
Hongkong Electric Holdings Ltd.	HK	11,000	80,741
Iberdrola SA	ES	31,145	176,828
Kyushu Electric Power Co., Inc.	JP	3,300	47,006
Red Electrica Corp. SA	ES	872	42,670
Scottish & Southern Energy PLC	GB	7,631	162,215
Shikoku Electric Power Co., Inc.	JP	1,500	42,280
SP Ausnet	AU	12,395	13,802
Terna Rete Elettrica Nazionale SpA	IT	9,753	39,205
The Chugoku Electric Power Co., Inc.	JP	2,500	46,424
The Kansai Electric Power Co., Inc.	JP	6,100	94,481
The Tokyo Electric Power Co., Inc.*	JP	12,300	30,910
Tohoku Electric Power Co., Inc.*	JP	3,900	44,480
Verbund AG	AT	561	17,067

			1,876,850

ELECTRICAL EQUIPMENT – 1.4%
ABB Ltd.*	CH	17,872	366,666
Alstom SA	FR	1,666	65,014
Bekaert NV	BE	289	9,310
Fuji Electric Holdings Co., Ltd.	JP	4,000	10,535
Furukawa Electric Co., Ltd.	JP	6,000	15,948
GS Yuasa Corp.	JP	3,000	16,455
Legrand SA	FR	1,805	66,418
Mabuchi Motor Co., Ltd.	JP	200	9,073
Mitsubishi Electric Corp.	JP	16,000	141,501
Nidec Corp.	JP	900	81,986
Prysmian SpA	IT	1,720	30,235
Schneider Electric SA	FR	3,999	261,287
Sumitomo Electric Industries Ltd.	JP	6,200	84,869
Ushio, Inc.	JP	800	11,241
Vestas Wind Systems A/S*	DK	1,568	15,906

			1,186,444

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 1.2%
Citizen Holdings Co., Ltd.	JP	1,900	12,028
Foxconn International Holdings Ltd.*	KY	20,000	14,191
FUJIFILM Holdings Corp.	JP	3,800	89,112
Hamamatsu Photonics KK	JP	500	18,878
Hexagon AB, Class B	SE	2,151	41,747

SCSM BLACKROCK INTERNATIONAL INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
Hirose Electric Co., Ltd.	JP	300	$31,497
Hitachi High-Technologies Corp.	JP	600	14,317
Hitachi Ltd.	JP	37,000	237,369
Hoya Corp.	JP	3,500	78,609
Ibiden Co., Ltd.	JP	900	23,019
Keyence Corp.	JP	330	77,586
Kyocera Corp.	JP	1,200	109,895
Murata Manufacturing Co., Ltd.	JP	1,600	94,817
Nippon Electric Glass Co., Ltd.	JP	3,000	26,060
Omron Corp.	JP	1,700	36,559
Shimadzu Corp.	JP	2,000	18,050
TDK Corp.	JP	1,000	56,663
Yaskawa Electric Corp.	JP	2,000	18,799
Yokogawa Electric Corp.	JP	1,600	16,180

			1,015,376

ENERGY EQUIPMENT & SERVICES – 1.0%
Aker Solutions ASA	NO	1,117	18,899
Amec PLC	GB	2,705	47,939
Compagnie Generale de Geophysique-Veritas*	FR	1,249	36,964
Fugro NV	NL	571	40,682
Petrofac Ltd.	JE	2,101	58,474
Saipem SpA	IT	2,078	107,337
SBM Offshore NV	NL	1,433	29,289
Seadrill Ltd.	BM	2,700	101,177
Subsea 7 SA*	LU	2,286	60,534
Technip SA	FR	794	93,538
Tenaris SA	LU	3,811	72,683
Transocean Ltd.	CH	2,814	153,528
Worleyparsons Ltd.	AU	1,573	46,649

			867,693

FOOD & STAPLES RETAILING – 2.1%
Aeon Co., Ltd.	JP	4,900	64,410
Carrefour SA	FR	4,719	113,130
Casino Guichard-Perrachon SA	FR	447	44,057
Colruyt SA	BE	591	23,757
Delhaize Group	BE	815	42,881
Distribuidora Internacional de Alimentacion SA*	ES	4,907	24,326
FamilyMart Co., Ltd.	JP	500	21,143
J Sainsbury PLC	GB	9,867	49,130
Jeronimo Martins SGPS SA*	PT	1,869	38,076
Kesko OYJ, Class B	FI	494	16,030
Koninklijke Ahold NV	NL	9,419	130,520
Lawson, Inc.	JP	500	31,473
Metcash Ltd.	AU	6,364	28,346
Metro AG	DE	1,059	40,945
Olam International Ltd.	SG	13,000	24,406
Seven & I Holdings Co., Ltd.	JP	6,100	181,150
Tesco PLC	GB	65,231	344,312
Wesfarmers Ltd.	AU	8,213	255,393
William Morrison Supermarkets PLC	GB	17,747	84,591
Woolworths Ltd.	AU	9,776	263,086

			1,821,162

	Country Code**	Shares	Value
FOOD PRODUCTS – 3.9%
Ajinomoto Co., Inc.	JP	5,000	$62,704
Aryzta AG*	CH	702	34,684
Associated British Foods PLC	GB	2,882	56,239
Barry Callebaut AG*	CH	13	13,026
Danone SA	FR	4,765	332,370
Golden Agri-resources Ltd.	MU	58,000	36,220
Kerry Group PLC, Class A	IE	1,107	51,202
Kikkoman Corp.	JP	1,000	11,562
Lindt & Spruengli AG PC	CH	8	25,701
Lindt & Spruengli AG	CH	1	37,216
MEIJI Holdings Co., Ltd.	JP	600	26,205
Nestle SA	CH	26,578	1,672,350
Nippon Meat Packers, Inc.	JP	1,000	12,698
Nisshin Seifun Group, Inc.	JP	1,500	18,141
Nissin Foods Holdings Co., Ltd.	JP	500	18,696
Suedzucker AG	DE	464	14,775
Tate & Lyle PLC	GB	3,773	42,546
Unilever NV	NL	13,080	445,104
Unilever PLC	GB	10,456	345,191
Wilmar International Ltd.	SG	16,000	62,368
Yakult Honsha Co., Ltd.	JP	800	27,498
Yamazaki Baking Co., Ltd.	JP	1,000	14,329

			3,360,825

GAS UTILITIES – 0.5%
APA Group	AU	4,380	23,139
Enagas	ES	1,528	29,407
Gas Natural SDG SA	ES	2,817	45,009
Hong Kong & China Gas Co., Ltd.	HK	38,500	98,363
Osaka Gas Co., Ltd.	JP	16,000	64,178
Snam Rete Gas SpA	IT	12,842	61,761
Toho Gas Co., Ltd.	JP	3,000	17,687
Tokyo Gas Co., Ltd.	JP	20,000	94,237

			433,781

HEALTH CARE EQUIPMENT & SUPPLIES – 0.7%
Cochlear Ltd.	AU	469	30,072
Coloplast A/S, Class B	DK	175	30,298
Essilor International SA	FR	1,652	147,245
Getinge AB, Class B	SE	1,632	46,475
Olympus Corp.*	JP	1,900	31,081
Smith & Nephew PLC	GB	7,225	73,210
Sonova Holding AG*	CH	402	44,667
Straumann Holding AG*	CH	61	10,379
Synthes, Inc.(1)		535	92,812
Sysmex Corp.	JP	500	20,176
Terumo Corp.	JP	1,400	66,896
William Demant Holding A/S*	DK	197	18,360

			611,671

HEALTH CARE PROVIDERS & SERVICES – 0.4%
Alfresa Holdings Corp.	JP	300	14,262
Celesio AG	DE	652	11,800
Fresenius Medical Care AG & Co.	DE	1,715	121,547
Fresenius SE	DE	935	95,883
Medipal Holdings Corp.	JP	1,300	16,837

SCSM BLACKROCK INTERNATIONAL INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
Miraca Holdings, Inc.	JP	400	$15,610
Ramsay Health Care Ltd.	AU	1,013	20,514
Sonic Healthcare Ltd.	AU	3,072	39,840
Suzuken Co., Ltd.	JP	500	15,416

			351,709

HOTELS, RESTAURANTS & LEISURE – 1.0%
Accor SA	FR	1,209	43,165
Autogrill SpA	IT	1,079	11,390
Carnival PLC	GB	1,491	47,649
Compass Group PLC	GB	15,423	161,706
Crown Ltd.	AU	3,364	30,281
Echo Entertainment Group Ltd.	AU	6,042	27,475
Galaxy Entertainment Group Ltd.*	HK	10,000	27,622
Genting Singapore PLC*	IM	50,000	67,818
Intercontinental Hotels Group PLC	GB	2,364	54,941
McDonald’s Holdings Co. Japan Ltd.	JP	600	15,919
OPAP SA	GR	1,624	15,746
Oriental Land Co., Ltd.	JP	400	42,866
Sands China Ltd.	KY	19,200	74,915
Shangri-La Asia Ltd.	BM	12,500	27,268
SJM Holdings Ltd.	HK	13,000	26,383
Sky City Entertainment Group Ltd.	NZ	4,326	13,956
Sodexo	FR	765	62,808
Tabcorp Holdings Ltd.	AU	5,820	16,398
Tatts Group Ltd.	AU	10,799	27,742
Tui Travel PLC	GB	4,597	14,434
Whitbread PLC	GB	1,440	42,473
Wynn Macau Ltd.	KY	12,800	37,664

			890,619

HOUSEHOLD DURABLES – 0.7%
Casio Computer Co., Ltd.	JP	1,800	12,852
Electrolux AB, Series B	SE	2,008	42,462
Husqvarna AB	SE	3,930	23,708
Panosonic Corp.	JP	18,000	165,495
Rinnai Corp.	JP	300	21,602
Sekisui Chemical Co., Ltd.	JP	3,000	26,024
Sekisui House Ltd.	JP	5,000	48,991
Sharp Corp.	JP	8,000	58,378
Sony Corp.	JP	8,200	168,815

			568,327

HOUSEHOLD PRODUCTS – 0.5%
Henkel AG & Co. KGaA	DE	1,058	66,038
Reckitt Benckiser Group PLC	GB	5,040	284,812
Unicharm Corp.	JP	900	47,517

			398,367

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS – 0.2%
EDP Renovaveis SA*	ES	1,604	7,971
Electric Power Development Co., Ltd.	JP	900	24,400
Enel Green Power SPA	IT	14,394	27,356

	Country Code**	Shares	Value
International Power PLC	GB	12,596	$81,597

			141,324

INDUSTRIAL CONGLOMERATES – 1.6%
Delek Group Ltd.	IL	28	5,477
Fraser and Neave Ltd.	SG	8,000	42,640
Hopewell Holdings Ltd.	HK	5,000	13,714
Hutchison Whampoa Ltd.	HK	17,000	169,769
Keppel Corp Ltd.	SG	11,700	102,290
Koninklijke Philips Electronics NV	NL	8,231	166,861
NWS Holdings Ltd.	BM	10,000	15,273
Orkla ASA	NO	6,348	50,229
SembCorp Industries Ltd.	SG	8,000	33,602
Siemens AG	DE	6,621	667,492
Smiths Group PLC	GB	3,249	54,670
Wendel	FR	249	21,270

			1,343,287

INSURANCE – 4.6%
Admiral Group PLC	GB	1,721	32,675
Aegon NV*	NL	14,048	78,016
Ageas	BE	17,420	38,288
AIA Group Ltd.	HK	68,800	252,057
Allianz SE	DE	3,641	434,466
AMP Ltd.	AU	23,129	103,499
Assicurazioni Generali SpA	IT	9,458	146,828
Aviva PLC	GB	23,406	124,107
AXA SA	FR	14,231	235,920
Baloise Holding AG	CH	394	31,731
CNP Assurances	FR	1,113	17,368
Delta Lloyd NV	NL	880	15,469
Gjensidige Forsikring ASA	NO	1,584	18,706
Hannover Rueckversicherung AG	DE	498	29,583
Insurance Australia Group Ltd.	AU	16,993	59,847
Legal & General Group PLC	GB	48,069	100,491
Mapfre SA	ES	6,839	22,018
MS&AD Insurance Group Holdings, Inc.	JP	4,700	96,476
Muenchener Rueckversicherungs AG	DE	1,464	220,734
NKSJ Holdings, Inc.	JP	3,000	67,053
Old Mutual PLC	GB	45,111	114,438
Prudential PLC	GB	20,797	248,655
QBE Insurance Group Ltd.	AU	8,965	131,588
Resolution Ltd.	GG	11,738	49,059
Rsa Insurance Group PLC	GB	28,402	47,519
Sampo OYJ, Class A	FI	3,429	99,102
SCOR SE	FR	1,396	37,721
Sony Financial Holdings, Inc.	JP	1,300	23,088
Standard Life PLC	GB	19,218	70,608
Suncorp Group Ltd.	AU	10,547	91,771
Swiss Life Holding AG*	CH	177	21,059
Swiss Re Ltd.*	CH	2,814	179,713
T&D Holdings, Inc.	JP	4,700	54,456
The Dai-ichi Life Insurance Co., Ltd.	JP	74	102,189
Tokio Marine Holdings, Inc.	JP	5,900	161,881
Tryg A/S	DK	227	12,799

SCSM BLACKROCK INTERNATIONAL INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
Vienna Insurance Group AG Wiener Versicherung Gruppe	AT	291	$12,835
Zurich Financial Services AG*	CH	1,205	323,843

			3,907,656

INTERNET & CATALOG RETAIL – 0.1%
Rakuten, Inc.	JP	59	61,801

INTERNET SOFTWARE & SERVICES – 0.1%
Dena Co., Ltd.	JP	700	19,392
Gree, Inc.	JP	700	17,667
United Internet AG	DE	806	15,189
Yahoo Japan Corp.	JP	120	38,826

			91,074

IT SERVICES – 0.3%
Amadeus IT Holding SA, Class A	ES	2,544	48,010
Atos Origin SA	FR	392	22,609
Cap Gemini SA	FR	1,230	55,053
Computershare Ltd.	AU	3,744	34,904
Indra Sistemas SA	ES	745	9,129
Itochu Techno-Solutions Corp.	JP	200	8,953
Nomura Research Institute Ltd.	JP	800	19,843
NTT Data Corp.	JP	10	35,146
Otsuka Corp.	JP	100	8,131

			241,778

LEISURE EQUIPMENT & PRODUCTS – 0.3%
Namco Bandai Holdings, Inc.	JP	1,700	24,523
Nikon Corp.	JP	2,800	84,978
Sankyo Co., Ltd.	JP	400	19,621
Sega Sammy Holdings, Inc.	JP	1,800	37,709
Shimano, Inc.	JP	600	36,136
Yamaha Corp.	JP	1,500	15,549

			218,516

LIFE SCIENCES TOOLS & SERVICES – 0.1%
Lonza Group AG*	CH	429	22,175
QIAGEN NV*	NL	1,936	30,145

			52,320

MACHINERY – 2.8%
Alfa Laval AB	SE	2,737	56,305
Amada Co., Ltd.	JP	3,000	20,225
Atlas Copco AB, Shares A	SE	5,124	123,999
Atlas Copco AB, Shares B	SE	3,178	68,500
Cosco Corp. Singapore Ltd.	SG	11,000	10,195
FANUC Corp.	JP	1,500	266,038
Fiat Industrial SPA*	IT	6,077	64,839
GEA Group AG	DE	1,397	48,182
Hino Motors Ltd.	JP	2,000	14,450
Hitachi Construction Machinery Co., Ltd.	JP	1,000	22,122
IHI Corp.	JP	10,000	25,251
Invensys PLC	GB	6,047	19,248
JTEKT Corp.	JP	1,900	22,749
Kawasaki Heavy Industries Ltd.	JP	12,000	36,680
Komatsu Ltd.	JP	7,400	210,905
Kone OYJ, Class B	FI	1,269	70,694

	Country Code**	Shares	Value
Kubota Corp.	JP	9,000	$86,444
Kurita Water Industries Ltd.	JP	1,000	24,502
Makita Corp.	JP	900	36,100
Man AG	DE	482	64,175
Metso Corp.	FI	1,048	44,797
Mitsubishi Heavy Industries Ltd.	JP	25,000	121,119
Nabtesco Corp.	JP	800	16,412
NGK Insulators Ltd.	JP	2,000	28,537
NSK Ltd.	JP	4,000	30,784
NTN Corp.	JP	4,000	16,914
Sandvik AB	SE	8,206	118,455
Scania AB, Class A	SE	2,607	54,222
Schindler Holding AG PC	CH	416	50,047
Schindler Holding AG	CH	176	21,037
Sembcorp Marine Ltd.	SG	7,000	29,402
SKF AB, Class B	SE	3,269	79,800
SMC Corp.	JP	400	63,598
Sulzer AG	CH	208	29,563
Sumitomo Heavy Industries Ltd.	JP	5,000	27,788
The Japan Steel Works Ltd.	JP	3,000	20,551
The Weir Group PLC	GB	1,680	47,402
THK Co., Ltd.	JP	900	18,300
Vallourec SA	FR	926	58,663
Volvo AB, B Shares	SE	11,335	165,164
Wartsila OYJ	FI	1,370	51,672
Yangzijiang Shipbuilding Holdings Ltd.	SG	15,000	15,870
Zardoya Otis SA	ES	1,321	17,107

			2,418,807

MARINE – 0.3%
AP Moller - Maersk A/S, Class A	DK	4	29,422
AP Moller - Maersk A/S, Class B	DK	11	84,932
Kawasaki Kisen Kaisha Ltd.*	JP	5,000	10,994
Kuehne & Nagel International AG	CH	440	59,515
Mitsui Osk Lines Ltd.	JP	9,000	39,145
Neptune Orient Lines Ltd.	SG	9,000	10,131
Nippon Yusen KK	JP	12,000	37,695
Orient Overseas International Ltd.	BM	1,500	10,672

			282,506

MEDIA – 1.3%
Axel Springer AG	DE	343	17,324
British Sky Broadcasting Group PLC	GB	9,397	101,606
Dentsu, Inc.	JP	1,500	47,771
Eutelsat Communications	FR	1,072	39,632
Fairfax Media Ltd.	AU	18,433	13,843
Hakuhodo Dy Holdings, Inc.	JP	220	13,821
ITV PLC	GB	31,142	44,009
JC Decaux SA*	FR	562	17,172
Jupiter Telecommunications Co., Ltd.	JP	13	13,020
Kabel Deutschland Holding AG*	DE	719	44,408

SCSM BLACKROCK INTERNATIONAL INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
Lagardere SCA	FR	899	$27,733
Mediaset SpA	IT	5,569	15,360
Modern Times Group, Class B	SE	423	23,299
Pearson PLC	GB	6,663	124,160
Publicis Groupe SA	FR	1,181	65,107
Reed Elsevier NV	NL	5,758	73,538
Reed Elsevier PLC	GB	9,787	86,881
Sanoma OYJ	FI	783	10,025
SES SA	LU	2,425	60,173
Singapore Press Holdings Ltd.	SG	11,000	34,302
Societe Television Francaise 1	FR	911	11,155
Toho Co., Ltd.	JP	900	16,517
Wolters Kluwer NV	NL	2,529	47,896
WPP PLC	JE	10,327	141,147

			1,089,899

METALS & MINING – 5.3%
Acerinox SA	ES	765	9,832
Alumina Ltd.	AU	20,303	25,973
Anglo American PLC	GB	10,501	392,531
Antofagasta PLC	GB	3,253	59,941
ArcelorMittal	LU	7,047	134,682
BHP Billiton Ltd.	AU	25,907	928,786
BHP Billiton PLC	GB	16,818	513,125
Boliden AB	SE	2,249	35,320
Daido Steel Co., Ltd.	JP	2,000	13,846
Eurasian Natural Resources Corp.	GB	2,037	19,305
Fortescue Metals Group Ltd.	AU	10,061	60,550
Fresnillo PLC	GB	1,474	37,675
Glencore International PLC	JE	11,279	70,251
Hitachi Metals Ltd.	JP	1,000	12,420
Iluka Resources Ltd.	AU	3,460	63,760
JFE Holdings, Inc.	JP	3,800	81,629
Kazakhmys PLC	GB	1,775	25,779
Kobe Steel Ltd.	JP	21,000	33,998
Lonmin PLC	GB	1,214	19,845
Lynas Corp., Ltd.*	AU	12,774	14,489
Maruichi Steel Tube Ltd.	JP	300	7,003
Mitsubishi Materials Corp.	JP	10,000	31,654
Newcrest Mining Ltd.	AU	6,264	192,581
Nippon Steel Corp.	JP	41,000	112,444
Nisshin Steel Co., Ltd.	JP	7,000	11,755
Norsk Hydro ASA	NO	7,653	41,673
OZ Minerals Ltd.	AU	2,465	24,921
Randgold Resources Ltd.	JE	749	64,334
Rio Tinto Ltd.	AU	3,570	241,848
Rio Tinto PLC	GB	11,067	610,000
Salzgitter AG	DE	290	15,894
Sims Metal Management Ltd.	AU	1,227	18,671
SSAB AB, Class A	SE	1,208	11,421
Sumitomo Metal Industries Ltd.	JP	28,000	56,494
Sumitomo Metal Mining Co., Ltd.	JP	4,000	56,204
ThyssenKrupp AG	DE	3,188	79,360
Umicore	BE	915	50,406
Vedanta Resources PLC	GB	971	19,072
Voestalpine AG	AT	928	31,208
Xstrata PLC	GB	16,280	278,106

	Country Code**	Shares	Value
Yamato Kogyo Co., Ltd.	JP	300	$8,753

			4,517,539

MULTI-LINE RETAIL – 0.4%
Harvey Norman Holdings Ltd.	AU	5,391	11,224
Isetan Mitsukoshi Holdings Ltd.	JP	3,200	37,579
J Front Retailing Co., Ltd.	JP	4,000	22,327
Lifestyle International Holdings Ltd.	KY	4,500	11,462
Marks & Spencer Group PLC	GB	13,044	79,074
Marui Group Co., Ltd.	JP	2,000	16,673
Next PLC	GB	1,427	68,087
PPR	FR	620	106,669
Takashimaya Co., Ltd.	JP	2,000	16,600

			369,695

MULTI-UTILITIES – 1.3%
A2A SpA	IT	10,302	8,264
AGL Energy Ltd.	AU	3,905	59,664
Centrica PLC	GB	42,165	213,390
GDF Suez	FR	10,119	261,412
National Grid PLC	GB	28,182	284,211
RWE AG	DE	3,960	189,102
Suez Environnement Co.	FR	2,297	35,230
Veolia Environnement	FR	2,995	49,671

			1,100,944

OFFICE ELECTRONICS – 0.6%
Brother Industries Ltd.	JP	1,800	24,400
Canon, Inc.	JP	9,100	429,878
Konica Minolta Holdings, Inc.	JP	4,000	34,940
Neopost SA	FR	245	15,756
Ricoh Co., Ltd.	JP	5,000	48,629

			553,603

OIL, GAS & CONSUMABLE FUELS – 7.4%
BG Group PLC	GB	27,299	632,266
BP PLC	GB	153,313	1,134,285
Caltex Australia Ltd.	AU	980	14,100
Cosmo Oil Co., Ltd.	JP	5,000	13,894
Eni SpA	IT	18,998	445,689
Essar Energy Ltd.*	GB	2,399	5,959
Galp Energia SGPS SA	PT	1,899	31,253
Idemitsu Kosan Co., Ltd.	JP	200	19,935
Inpex Corp.	JP	18	121,566
Japan Petroleum Exploration Co., Ltd.	JP	200	9,315
JX Holdings, Inc.	JP	18,400	114,041
Lundin Petroleum AB*	SE	1,821	39,030
Neste Oil OYJ	FI	951	11,713
OMV AG	AT	1,347	47,877
Origin Energy Ltd.	AU	8,741	120,876
Repsol YPF SA	ES	6,464	162,162
Royal Dutch Shell PLC, Class A	GB	29,360	1,025,401
Royal Dutch Shell PLC, Class B	GB	21,640	761,317
Santos Ltd.	AU	7,688	113,402
Showa Shell Sekiyu KK	JP	1,500	9,569

SCSM BLACKROCK INTERNATIONAL INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
Statoil ASA	NO	8,783	$238,439
Tonengeneral Sekiyu KK	JP	2,000	18,412
Total SA	FR	17,105	872,367
Tullow Oil PLC	GB	7,365	179,886
Woodside Petroleum Ltd.	AU	5,271	190,061

			6,332,815

PAPER & FOREST PRODUCTS – 0.3%
Holmen AB, Class B	SE	402	11,041
Nippon Paper Group, Inc.	JP	800	16,653
Oji Paper Co., Ltd.	JP	7,000	33,829
Stora Enso OYJ	FI	4,511	33,511
Svenska Cellulosa AB, Class B	SE	4,693	81,293
UPM-Kymmene OYJ	FI	4,428	60,296

			236,623

PERSONAL PRODUCTS – 0.5%
Beiersdorf AG	DE	819	53,441
Kao Corp.	JP	4,300	112,838
L’oreal SA	FR	1,961	241,897
Shiseido Co., Ltd.	JP	2,900	50,032

			458,208

PHARMACEUTICALS – 7.7%
Astellas Pharma, Inc.	JP	3,600	147,880
AstraZeneca PLC	GB	10,376	461,215
Bayer AG	DE	6,669	469,093
Chugai Pharmaceutical Co., Ltd.	JP	1,700	31,342
Daiichi Sankyo Co., Ltd.	JP	5,500	100,205
Dainippon Sumitomo Pharma Co., Ltd.	JP	1,400	14,834
Eisai Co., Ltd.	JP	2,100	83,472
Elan Corp. PLC*	IE	4,130	60,453
GlaxoSmithKline PLC	GB	40,751	910,256
Hisamitsu Pharmaceutical Co., Inc.	JP	500	23,710
Kyowa Hakko Kirin Co., Ltd.	JP	2,000	22,230
Merck KGaA	DE	527	58,323
Mitsubishi Tanabe Pharma Corp.	JP	1,700	23,846
Novartis AG	CH	18,726	1,036,392
Novo Nordisk AS	DK	3,427	474,479
Ono Pharmaceutical Co., Ltd.	JP	700	38,988
Orion OYJ, Class B	FI	767	15,160
Otsuka Holdings Co., Ltd.	JP	2,000	59,200
Roche Holding AG	CH	5,634	980,505
Sanofi-Aventis SA	FR	9,237	717,358
Santen Pharmaceutical Co., Ltd.	JP	600	25,625
Shionogi & Co.	JP	2,300	31,789
Shire PLC	JE	4,589	148,270
Taisho Pharmaceutical Holdings Co., Ltd.	JP	300	24,321
Takeda Pharmaceutical Co., Ltd.	JP	6,400	281,841
Teva Pharmaceutical Industries Ltd.	IL	7,558	334,172
Tsumura & Co.	JP	600	17,332

	Country Code**	Shares	Value
UCB SA	BE	827	$35,681

			6,627,972

PROFESSIONAL SERVICES – 0.6%
Adecco SA*	CH	1,089	57,062
Bureau Veritas SA	FR	441	38,818
Campbell Brothers Ltd.	AU	550	38,302
Capita Group PLC	GB	4,936	57,832
Experian PLC	JE	8,160	127,191
Intertek Group PLC	GB	1,303	52,333
Randstad Holding NV	NL	984	37,127
SGS SA	CH	41	79,756

			488,421

REAL ESTATE INVESTMENT TRUSTS – 1.4%
Ascendas Real Estate Investment Trust	SG	15,000	24,104
British Land Co. PLC	GB	6,797	52,174
Capital Shopping Centres Group PLC	GB	4,847	25,693
CapitaMall Trust	SG	18,000	25,846
CFS Retail Property Trust	AU	15,191	28,167
Corio NV	NL	454	23,948
Dexus Property Group	AU	39,693	35,771
Fonciere Des Regions	FR	209	16,789
Gecina SA	FR	159	16,613
Goodman Group	AU	57,182	40,870
GPT Group	AU	14,148	45,724
Hammerson PLC	GB	5,918	39,340
ICADE	FR	168	14,988
Japan Prime Realty Investment Corp.	JP	5	14,371
Japan Real Estate Investment Corp.	JP	4	35,230
Japan Retail Fund Investment Corp.	JP	16	23,757
Klepierre	FR	876	30,376
Land Securities Group PLC	GB	6,271	72,470
Mirvac Group	AU	26,477	32,089
Nippon Building Fund, Inc.	JP	5	47,481
Nomura Real Estate Office Fund, Inc.	JP	2	11,900
Segro PLC	GB	6,346	23,833
Stockland	AU	19,399	59,078
The Link REIT	HK	18,500	68,849
Unibail-Rodamco	FR	748	149,591
Westfield Group	AU	17,885	163,586
Westfield Retail Trust	AU	23,541	62,913

			1,185,551

REAL ESTATE MANAGEMENT & DEVELOPMENT – 1.7%
Aeon Mall Co., Ltd.	JP	600	13,940
Capitaland Ltd.	SG	21,000	52,122
CapitaMalls Asia Ltd.	SG	13,000	16,909
Cheung Kong Holdings Ltd.	HK	11,000	142,076
City Developments Ltd.	SG	4,000	36,116
Daito Trust Construction Co., Ltd.	JP	600	53,860
Daiwa House Industry Co., Ltd.	JP	4,000	52,869

SCSM BLACKROCK INTERNATIONAL INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
Global Logistic Properties Ltd.*	SG	16,000	$28,002
Hang Lung Group Ltd.	HK	7,000	44,755
Hang Lung Properties Ltd.	HK	20,000	73,401
Henderson Land Development Co., Ltd.	HK	8,000	43,938
Hysan Development Co., Ltd.	HK	5,000	19,896
Immofinanz AG*	AT	7,901	28,704
Keppel Land Ltd.	SG	7,000	19,323
Kerry Properties Ltd.	BM	5,500	24,718
Lend Lease Group	AU	4,497	34,797
Mitsubishi Estate Co., Ltd.	JP	10,000	178,326
Mitsui Fudosan Co., Ltd.	JP	6,000	114,752
New World Development Ltd.	HK	31,000	37,245
Nomura Real Estate Holdings, Inc.	JP	800	14,102
NTT Urban Development Corp.	JP	12	9,772
Sino Land Co., Ltd.	HK	24,000	38,323
Sumitomo Realty & Development Co., Ltd.	JP	3,000	72,309
Sun Hung Kai Properties Ltd.	HK	11,000	136,693
Swire Pacific Ltd., Class A	HK	6,000	67,259
Tokyu Land Corp.	JP	4,000	19,572
UOL Group Ltd.	SG	3,000	11,312
Wharf Holdings Ltd.	HK	12,700	69,015
Wheelock & Co., Ltd.	HK	8,000	24,055

			1,478,161

ROAD & RAIL – 1.0%
Asciano Group	AU	8,260	41,925
Central Japan Railway Co.	JP	12	98,876
ComfortDelGro Corp., Ltd.	SG	14,000	17,374
DSV A/S	DK	1,665	37,749
East Japan Railway Co.	JP	2,800	176,248
Keikyu Corp.	JP	4,000	34,989
Keio Corp.	JP	5,000	35,822
Keisei Electric Railway Co., Ltd.	JP	2,000	15,465
Kintetsu Corp.	JP	14,000	53,280
MTR Corp.	HK	12,000	43,036
Nippon Express Co., Ltd.	JP	7,000	27,317
Odakyu Electric Railway Co., Ltd.	JP	5,000	47,239
QR National Ltd.	AU	13,677	52,844
Tobu Railway Co., Ltd.	JP	8,000	42,431
Tokyu Corp.	JP	9,000	42,733
West Japan Railway Co.	JP	1,400	56,240

			823,568

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 0.7%
Advantest Corp.	JP	1,100	17,330
ARM Holdings PLC	GB	11,018	104,330
Asm Pacific Technology Ltd.	KY	1,500	21,827
Asml Holding NV	NL	3,517	175,805
Infineon Technologies AG	DE	8,986	91,874
Rohm Co., Ltd.	JP	800	39,483
STMicroelectronics NV	NL	5,297	43,285
Sumco Corp.*	JP	1,000	12,166

	Country Code**	Shares	Value
Tokyo Electron Ltd.	JP	1,400	$80,089

			586,189

SOFTWARE – 1.0%
Dassault Systemes SA	FR	502	46,190
Konami Corp.	JP	700	19,840
NICE Systems Ltd.*	IL	428	16,778
Nintendo Co., Ltd.	JP	800	120,333
Oracle Corp.	JP	300	11,399
SAP AG	DE	7,448	520,113
Square Enix Holdings Co., Ltd.	JP	500	10,499
The Sage Group PLC	GB	10,865	51,997
Trend Micro, Inc.	JP	800	24,579

			821,728

SPECIALTY RETAIL – 0.9%
ABC-Mart, Inc.	JP	200	7,527
Fast Retailing Co., Ltd.	JP	400	91,144
Hennes & Mauritz AB	SE	8,320	301,068
Industria de Diseno Textil SA	ES	1,768	169,350
Kingfisher PLC	GB	19,169	94,037
Nitori Holdings Co., Ltd.	JP	300	27,111
Sanrio Co., Ltd.	JP	400	15,610
Shimamura Co., Ltd.	JP	200	22,375
USS Co., Ltd.	JP	160	16,218
Yamada Denki Co., Ltd.	JP	670	41,850

			786,290

TEXTILES, APPAREL & LUXURY GOODS – 1.3%
Adidas AG	DE	1,704	133,039
Asics Corp.	JP	1,400	15,832
Burberry Group PLC	GB	3,585	85,841
Christian Dior SA	FR	433	66,440
Compagnie Financiere Richemont SA	CH	4,255	266,792
Luxottica Group SpA	IT	1,005	36,391
LVMH Moet Hennessy Louis Vuitton SA	FR	2,023	347,647
Swatch Group AG BR	CH	254	116,913
Swatch Group AG	CH	337	27,085
Yue Yuen Industrial Holdings Ltd.	BM	5,500	19,300

			1,115,280

TOBACCO – 1.6%
British American Tobacco PLC	GB	15,891	800,784
Imperial Tobacco Group PLC	GB	8,071	327,257
Japan Tobacco, Inc.	JP	37	208,312
Swedish Match AB	SE	1,752	69,754

			1,406,107

TRADING COMPANIES & DISTRIBUTORS – 1.3%
Brenntag AG	DE	377	46,167
Bunzl PLC	GB	2,656	42,653
ITOCHU Corp.	JP	12,200	133,099
Marubeni Corp.	JP	13,000	93,766
Mitsubishi Corp.	JP	11,500	266,763
Mitsui & Co., Ltd.	JP	14,200	232,807
Noble Group Ltd.	BM	32,000	35,130
Sojitz Corp.	JP	11,100	19,848
Sumitomo Corp.	JP	9,200	132,937

SCSM BLACKROCK INTERNATIONAL INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
Toyota Tsusho Corp.	JP	1,800	$36,644
Wolseley PLC	JE	2,326	88,695

			1,128,509

TRANSPORTATION INFRASTRUCTURE – 0.4%
Abertis Infraestructuras SA	ES	3,279	55,824
Aeroports de Paris	FR	302	24,787
Atlantia SpA	IT	2,533	42,059
Auckland International Airport Ltd.	NZ	6,793	13,683
Fraport AG	DE	272	17,032
Groupe Eurotunnel SA	FR	4,462	38,753
Hutchison Port Holdings Trust	SG	43,000	32,895
Kamigumi Co., Ltd.	JP	2,000	16,552
Koninklijke Vopak NV	NL	600	34,565
Mitsubishi Logistics Corp.	JP	1,000	11,804
Sydney Airport	AU	2,431	7,227
Transurban Group	AU	10,686	61,987

			357,168

WATER UTILITIES – 0.1%
Severn Trent PLC	GB	1,883	46,503
United Utilities Group PLC	GB	5,542	53,320

			99,823

WIRELESS TELECOMMUNICATION SERVICES – 2.1%
Cellcom Israel Ltd.	IL	319	4,040
KDDI Corp.	JP	24	155,419
Millicom International Cellular SA	LU	634	71,873
Mobistar SA	BE	219	10,909
NTT DOCOMO, Inc.	JP	125	207,503
Partner Communications Co., Ltd.	IL	525	4,050
Softbank Corp.	JP	7,200	212,860
StarHub Ltd.	SG	4,000	9,864
Vodafone Group PLC	GB	405,073	1,115,709

			1,792,227

Total Common Stocks (Cost $85,152,149)			84,027,277

PREFERRED STOCKS – 0.5%
AUTOMOBILES – 0.4%
Bayerische Motoren Werke AG	DE	446	26,491
Porsche Automobil Holding SE	DE	1,257	74,183
Volkswagen AG	DE	1,174	206,446

			307,120

HOUSEHOLD PRODUCTS – 0.1%
Henkel AG & Co. KGaA	DE	1,455	106,613

MEDIA – 0.0%+
ProSiebenSat.1 Media AG	DE	582	14,958

MULTI-UTILITIES – 0.0%+
RWE AG	DE	366	16,091

Total Preferred Stocks (Cost $411,311)			444,782

	Country Code**	Shares	Value
SHORT TERM INVESTMENTS – 0.3%
MUTUAL FUNDS – 0.3%
State Street Institutional U.S. Government Money Market Fund, 0.02%		192,346	$192,346

TOTAL INVESTMENTS – 98.8% (Cost $85,755,806)			84,664,405
Other assets less liabilities – 1.2%			1,068,616

NET ASSETS – 100.0%			$85,733,021

ADR	American Depositary Receipt
CDI	Chess Depositary Receipt
REIT	Real Estate Investment Trust

AT	Austria
AU	Australia
BE	Belgium
BM	Bermuda
CH	Switzerland
DE	Germany
DK	Denmark
ES	Spain
FI	Finland
FR	France
GB	Great Britain
GG	Guernsey
GR	Greece
HK	Hong Kong
IE	Ireland
IL	Israel
IM	Isle of Man
IT	Italy
JE	Jersey
JP	Japan
KY	Cayman Islands
LU	Luxembourg
MU	Mauritius
NL	Netherlands
NO	Norway
NZ	New Zealand
PT	Portugal
SE	Sweden
SG	Singapore

*	Non-income producing security.
**	Unless otherwise noted the issuer country code for all securities is United States.
+	Amount is less than 0.05%.
(1)	Eligible for resale under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $92,812, representing 0.1% of net assets.

Distribution of investments by country of issuer, as a percentage of net assets, is as follows. Figures may not total to 100% due to the exclusion of the Fund’s other assets and liabilities. (Unaudited)

Great Britain	21.2%
Japan	21.1
France	8.7
Germany	8.5
Switzerland	8.3
Australia	8.3
Sweden	3.1
Spain	2.9
Netherlands	2.8
Hong Kong	2.3
Italy	2.2
Other (individually less than 2%)	9.4

SCSM BLACKROCK INTERNATIONAL INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)	Sun Capital Advisers Trust

(2)	At the period end, cash of $81,000 has been pledged to cover margin requirements for the following open futures contracts:

Type	Description	Expiration Date	Contracts	Unrealized Appreciation / (Depreciation) ($)
Long	ASX SPI 200 Index June Futures	6/21/12	1	3,390
Long	DJ Euro Stoxx 50 Index June Futures	6/15/12	6	(2,628)
Long	FTSE 100 Index June Futures	6/15/12	2	(4,674)
Long	MSCI EAFE E-Mini Index June Futures	6/15/12	3	788
Long	NIKKEI 225 Index June Futures	6/7/12	4	3,876

Net unrealized appreciation				752

SCSM BLACKROCK INTERNATIONAL INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)	Sun Capital Advisers Trust

(3)	Fair Value Measurements †

The following table summarizes the inputs used to value the Fund’s assets and liabilities, as applicable, measured at fair value at the period end:

Assets	Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks (a)	$43,888	$83,983,389	$—	$84,027,277
Preferred Stocks (a)	—	444,782	—	444,782
Short Term Investments
Mutual Funds	192,346	—	—	192,346

Total Investments	236,234	84,428,171	—	84,664,405

Financial Derivative Instruments
Futures Contracts	788	7,266	—	8,054

Total Financial Derivative Instruments	$788	$7,266	$—	$8,054

Liabilities
Financial Derivative Instruments
Futures Contracts	$—	$(7,302)	$—	$(7,302)

Total Financial Derivative Instruments	$—	$(7,302)	$—	$(7,302)

†	See Note 2b in the Notes to Portfolios of Investments for additional information.
(a)	See Portfolio of Investments for additional detailed categorizations of level 2 securities. There are two level 1 securities within the Portfolio of Investments. The respective securities are presented within the Airlines and Transportation Infrastructure industry categories.

SCSM BLACKROCK LARGE CAP INDEX FUND

PORTFOLIO OF INVESTMENTS

March 31, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
COMMON STOCKS – 97.2%
AEROSPACE & DEFENSE – 2.5%
General Dynamics Corp.		4,449	$326,468
Goodrich Corp.		1,569	196,815
Honeywell International, Inc.		9,667	590,170
L-3 Communications Holdings, Inc.		1,223	86,552
Lockheed Martin Corp.		3,324	298,695
Northrop Grumman Corp.		3,150	192,402
Precision Castparts Corp.		1,811	313,122
Raytheon Co.		4,238	223,682
Rockwell Collins, Inc.		1,854	106,716
Textron, Inc.		3,488	97,071
The Boeing Co.		9,298	691,492
United Technologies Corp.		11,348	941,203

			4,064,388

AIR FREIGHT & LOGISTICS – 1.0%
C.H. Robinson Worldwide, Inc.		2,037	133,403
Expeditors International of Washington, Inc.		2,631	122,368
FedEx Corp.		3,921	360,575
United Parcel Services, Inc., Class B		11,953	964,846

			1,581,192

AIRLINES – 0.0%+
Southwest Airlines Co.		9,749	80,332

AUTO COMPONENTS – 0.3%
BorgWarner, Inc.*		1,359	114,618
Johnson Controls, Inc.		8,489	275,723
The Goodyear Tire & Rubber Co.*		3,135	35,174

			425,515

AUTOMOBILES – 0.4%
Ford Motor Co.		47,389	591,889
Harley-Davidson, Inc.		2,837	139,240

			731,129

BEVERAGES – 2.4%
Beam, Inc.		1,955	114,504
Brown-Forman Corp., Class B		1,239	103,320
Coca-Cola Enterprises, Inc.		3,746	107,136
Constellation Brands, Inc., Class A*		2,144	50,577
Dr Pepper Snapple Group, Inc.		2,645	106,355
Molson Coors Brewing Co., Class B		1,974	89,324
PepsiCo, Inc.		19,582	1,299,266
The Coca-Cola Co.		28,216	2,088,266

			3,958,748

BIOTECHNOLOGY – 1.2%
Amgen, Inc.		9,868	670,925
Biogen Idec, Inc.*		2,977	375,013
Celgene Corp.*		5,471	424,112

	Country Code**	Shares	Value
Gilead Sciences, Inc.*		9,443	$461,291

			1,931,341

BUILDING PRODUCTS – 0.0%+
Masco Corp.		4,444	59,416

CAPITAL MARKETS – 2.0%
Ameriprise Financial, Inc.		2,765	157,965
Bank of New York Mellon Corp.		15,022	362,481
BlackRock, Inc.		1,252	256,535
E*TRADE Financial Corp.*		3,257	35,664
Federated Investors, Inc., Class B		1,185	26,556
Franklin Resources, Inc.		1,778	220,525
Invesco Ltd.	BM	5,546	147,912
Legg Mason, Inc.		1,526	42,621
Morgan Stanley		18,997	373,101
Northern Trust Corp.		3,006	142,635
State Street Corp.		6,084	276,822
T. Rowe Price Group, Inc.		3,161	206,413
The Charles Schwab Corp.		13,476	193,650
The Goldman Sachs Group, Inc.		6,171	767,487

			3,210,367

CHEMICALS – 2.2%
Air Products & Chemicals, Inc.		2,626	241,067
Airgas, Inc.		852	75,802
CF Industries Holdings, Inc.		816	149,042
E.I. du Pont de Nemours & Co.		11,624	614,910
Eastman Chemical Co.		1,726	89,217
Ecolab, Inc.		3,632	224,167
FMC Corp.		862	91,251
International Flavors & Fragrances, Inc.		1,002	58,717
Monsanto Co.		6,676	532,478
PPG Industries, Inc.		1,896	181,637
Praxair, Inc.		3,721	426,575
Sigma-Aldrich Corp.		1,517	110,832
The Dow Chemical Co.		14,780	511,979
The Mosaic Co.		3,713	205,292
The Sherwin-Williams Co.		1,086	118,016

			3,630,982

COMMERCIAL BANKS – 2.8%
BB&T Corp.		8,694	272,905
Comerica, Inc.		2,488	80,512
Fifth Third Bancorp		11,472	161,182
First Horizon National Corp.		3,192	33,133
Huntington Bancshares, Inc.		10,775	69,499
KeyCorp		11,988	101,898
M&T Bank Corp.		1,577	137,010
PNC Financial Services Group, Inc.		6,578	424,215
Regions Financial Corp.		15,836	104,359
SunTrust Banks, Inc.		6,636	160,392
U.S. Bancorp		23,825	754,776
Wells Fargo & Co.		65,744	2,244,500

SCSM BLACKROCK LARGE CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
Zions Bancorporation		2,275	$48,821

			4,593,202

COMMERCIAL SERVICES & SUPPLIES – 0.4%
Avery Dennison Corp.		1,349	40,645
Cintas Corp.		1,364	53,360
Iron Mountain, Inc.		2,114	60,883
Pitney Bowes, Inc.		2,450	43,071
R.R. Donnelley & Sons Co.		2,254	27,927
Republic Services, Inc.		3,906	119,367
Stericycle, Inc.*		1,068	89,328
Waste Management, Inc.		5,753	201,125

			635,706

COMMUNICATIONS EQUIPMENT – 2.2%
Cisco Systems, Inc.		67,150	1,420,222
F5 Networks, Inc.*		987	133,206
Harris Corp.		1,439	64,870
JDS Uniphase Corp.*		2,799	40,557
Juniper Networks, Inc.*		6,560	150,093
Motorola Mobility Holdings, Inc.*		3,279	128,668
Motorola Solutions, Inc.		3,669	186,495
QUALCOMM, Inc.		21,088	1,434,406

			3,558,517

COMPUTERS & PERIPHERALS – 5.6%
Apple, Inc.*		11,625	6,968,839
Dell, Inc.*		19,041	316,081
EMC Corp.*		25,598	764,868
Hewlett-Packard Co.		24,641	587,195
Lexmark International, Inc., Class A		864	28,719
NetApp, Inc.*		4,527	202,674
SanDisk Corp.*		3,023	149,910
Western Digital Corp.*		2,894	119,783

			9,138,069

CONSTRUCTION & ENGINEERING – 0.2%
Fluor Corp.		2,108	126,564
Jacobs Engineering Group, Inc.*		1,601	71,036
Quanta Services, Inc.*		2,603	54,403

			252,003

CONSTRUCTION MATERIALS – 0.0%+
Vulcan Materials Co.		1,612	68,881

CONSUMER FINANCE – 0.9%
American Express Co.		12,653	732,102
Capital One Financial Corp.		6,901	384,662
Discover Financial Services		6,609	220,344
SLM Corp.		6,401	100,880

			1,437,988

CONTAINERS & PACKAGING – 0.1%
Ball Corp.		1,944	83,359
Bemis Co., Inc.		1,257	40,589
Owens- Ilinois, Inc.*		2,025	47,263

	Country Code**	Shares	Value
Sealed Air Corp.		2,356	$45,494

			216,705

DISTRIBUTORS – 0.1%
Genuine Parts Co.		1,932	121,233

DIVERSIFIED CONSUMER SERVICES – 0.1%
Apollo Group, Inc., Class A*		1,388	53,632
DeVry, Inc.		721	24,420
H&R Block, Inc.		3,638	59,918

			137,970

DIVERSIFIED FINANCIAL SERVICES – 3.4%
Bank of America Corp.		133,808	1,280,542
Citigroup, Inc.		36,513	1,334,550
CME Group, Inc.		829	239,855
IntercontinentalExchange, Inc.*		902	123,953
JP Morgan Chase & Co.		47,593	2,188,326
Leucadia National Corp.		2,470	64,467
Moody’s Corp.		2,447	103,019
NASDAQ OMX Group, Inc.*		1,560	40,404
NYSE Euronext		3,222	96,692

			5,471,808

DIVERSIFIED TELECOMMUNICATION SERVICES – 2.5%
AT&T, Inc.		73,916	2,308,397
CenturyLink, Inc.		7,726	298,610
Frontier Communications Corp.		12,292	51,258
Verizon Communications, Inc.		35,352	1,351,507
Windstream Corp.		7,309	85,588

			4,095,360

ELECTRIC UTILITIES – 1.8%
American Electric Power Co., Inc.		6,028	232,560
Duke Energy Corp.		16,656	349,943
Edison International		4,063	172,718
Entergy Corp.		2,199	147,773
Exelon Corp.		10,612	416,097
FirstEnergy Corp.		5,215	237,752
NextEra Energy, Inc.		5,190	317,005
Northeast Utilities		2,216	82,258
Pepco Holdings, Inc.		2,805	52,986
Pinnacle West Capital Corp.		1,357	65,000
PPL Corp.		7,223	204,122
Progress Energy, Inc.		3,682	195,551
Southern Co.		10,805	485,469

			2,959,234

ELECTRICAL EQUIPMENT – 0.5%
Cooper Industries PLC	IE	1,964	125,598
Emerson Electric Co.		9,157	477,812
Rockwell Automation, Inc.		1,772	141,228
Roper Industries, Inc.		1,216	120,579

			865,217

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 0.5%
Amphenol Corp., Class A		2,051	122,588
Corning, Inc.		18,977	267,196

SCSM BLACKROCK LARGE CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
Flir Systems, Inc.		1,924	$48,697
Jabil Circuit, Inc.		2,276	57,173
Molex, Inc.		1,687	47,439
TE Connectivity Ltd.	CH	5,315	195,326

			738,419

ENERGY EQUIPMENT & SERVICES – 1.8%
Baker Hughes, Inc.		5,456	228,825
Cameron International Corp.*		3,068	162,082
Diamond Offshore Drilling, Inc.		864	57,672
FMC Technologies, Inc.*		2,978	150,151
Halliburton Co.		11,508	381,950
Helmerich & Payne, Inc.		1,340	72,293
Nabors Industries Ltd.*	BM	3,592	62,824
National-Oilwell Varco, Inc.		5,289	420,317
Noble Corp.*	CH	3,138	117,581
Rowan Cos., Inc.*		1,547	50,943
Schlumberger, Ltd.	AN	16,629	1,162,866

			2,867,504

FOOD & STAPLES RETAILING – 2.2%
Costco Wholesale Corp.		5,423	492,408
CVS Caremark Corp.		16,238	727,462
Kroger Co.		7,168	173,681
Safeway, Inc.		3,299	66,673
SUPERVALU, Inc.		2,702	15,429
Sysco Corp.		7,290	217,679
Wal-Mart Stores, Inc.		21,776	1,332,691
Walgreen Co.		10,892	364,773
Whole Foods Market, Inc.		2,024	168,397

			3,559,193

FOOD PRODUCTS – 1.7%
Archer-Daniels-Midland Co.		8,250	261,195
Campbell Soup Co.		2,239	75,790
ConAgra Foods, Inc.		5,146	135,134
Dean Foods Co.*		2,357	28,543
General Mills, Inc.		8,038	317,099
HJ Heinz Co.		3,989	213,611
Hormel Foods Corp.		1,699	50,155
Kellogg Co.		3,073	164,805
Kraft Foods, Inc., Class A		22,046	837,968
McCormick & Co., Inc.		1,660	90,354
Mead Johnson Nutrition Co.		2,540	209,499
Sara Lee Corp.		7,378	158,848
The Hershey Co.		1,929	118,306
The J. M. Smucker Co.		1,408	114,555
Tyson Foods, Inc., Class A		3,645	69,802

			2,845,664

GAS UTILITIES – 0.1%
AGL Resources, Inc.		1,445	56,673
ONEOK, Inc.		1,296	105,831

			162,504

HEALTH CARE EQUIPMENT & SUPPLIES – 1.7%
Bard (C.R.), Inc.		1,049	103,557
Baxter International, Inc.		6,987	417,683
Becton, Dickinson & Co.		2,620	203,443

	Country Code**	Shares	Value
Boston Scientific Corp.*		18,103	$108,256
CareFusion Corp.*		2,803	72,682
Covidien PLC	IE	6,027	329,556
Dentsply International, Inc.		1,765	70,829
Edwards Lifesciences Corp.*		1,434	104,295
Intuitive Surgical, Inc.*		491	265,999
Medtronic, Inc.		12,975	508,490
St. Jude Medical, Inc.		3,996	177,063
Stryker Corp.		4,039	224,084
Varian Medical Systems, Inc.*		1,409	97,165
Zimmer Holdings, Inc.		2,221	142,766

			2,825,868

HEALTH CARE PROVIDERS & SERVICES – 2.1%
Aetna, Inc.		4,370	219,199
AmerisourceBergen Corp.		3,209	127,333
Cardinal Health, Inc.		4,311	185,847
CIGNA Corp.		3,573	175,970
Coventry Health Care, Inc.		1,791	63,706
DaVita, Inc.*		1,176	106,040
Express Scripts, Inc.*		6,045	327,518
Humana, Inc.		2,046	189,214
Laboratory Corp. of America Holdings*		1,212	110,947
McKesson Corp.		3,069	269,366
Medco Health Solutions, Inc.*		4,840	340,252
Patterson Cos., Inc.		1,123	37,508
Quest Diagnostics, Inc.		1,989	121,628
Tenet Healthcare Corp.*		5,204	27,633
UnitedHealth Group, Inc.		13,029	767,930
WellPoint, Inc.		4,174	308,041

			3,378,132

HEALTH CARE TECHNOLOGY – 0.1%
Cerner Corp.*		1,816	138,307

HOTELS, RESTAURANTS & LEISURE – 1.9%
Carnival Corp.	PA	5,648	181,188
Chipotle Mexican Grill, Inc.*		390	163,020
Darden Restaurants, Inc.		1,601	81,907
International Game Technology		3,697	62,073
Marriott International, Inc., Class A		3,331	126,078
McDonald’s Corp.		12,699	1,245,772
Starbucks Corp.		9,394	525,031
Starwood Hotels & Resorts Worldwide, Inc.		2,435	137,358
Wyndham Worldwide Corp.		1,818	84,555
Wynn Resorts Ltd.		984	122,882
Yum! Brands, Inc.		5,741	408,644

			3,138,508

HOUSEHOLD DURABLES – 0.2%
D.R. Horton, Inc.		3,442	52,215
Harman International Industries, Inc.		857	40,116
Leggett & Platt, Inc.		1,785	41,073
Lennar Corp., Class A		2,063	56,072
Newell Rubbermaid, Inc.		3,606	64,223
Pulte Homes, Inc.*		4,102	36,303

SCSM BLACKROCK LARGE CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
Whirlpool Corp.		954	$73,325

			363,327

HOUSEHOLD PRODUCTS – 2.1%
Clorox Co.		1,619	111,306
Colgate-Palmolive Co.		5,980	584,724
Kimberly-Clark Corp.		4,909	362,726
The Procter & Gamble Co.		34,340	2,307,992

			3,366,748

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS – 0.1%
AES Corp.*		7,964	104,089
NRG Energy, Inc.*		2,828	44,315

			148,404

INDUSTRIAL CONGLOMERATES – 2.5%
3M Co.		8,660	772,559
Danaher Corp.		7,134	399,504
General Electric Co.		131,921	2,647,654
Tyco International Ltd.	CH	5,748	322,923

			4,142,640

INSURANCE – 3.4%
ACE Ltd.	CH	4,204	307,733
Aflac, Inc.		5,824	267,846
American International Group, Inc.*		6,709	206,838
Aon Corp.		4,055	198,938
Assurant, Inc.		1,115	45,158
Berkshire Hathaway, Inc., Class B*		21,920	1,778,808
Cincinnati Financial Corp.		2,022	69,779
Genworth Financial Inc., Class A*		6,078	50,569
Lincoln National Corp.		3,634	95,792
Loews Corp.		3,810	151,905
Marsh & McLennan Cos., Inc.		6,776	222,185
MetLife, Inc.		13,221	493,804
Prudential Financial, Inc.		5,860	371,465
The Allstate Corp.		6,214	204,565
The Chubb Corp.		3,381	233,661
The Hartford Financial Services Group, Inc.		5,491	115,750
The Principal Financial Group, Inc.		3,760	110,958
The Progressive Corp.		7,626	176,771
Torchmark Corp.		1,267	63,160
Travelers Cos., Inc.		4,901	290,139
Unum Group		3,585	87,761
XL Group PLC	IE	3,926	85,155

			5,628,740

INTERNET & CATALOG RETAIL – 0.9%
Amazon.com, Inc.*		4,540	919,395
Expedia, Inc.		1,157	38,690
Netflix, Inc.*		692	79,608
Priceline.com, Inc.*		621	445,568

	Country Code**	Shares	Value
TripAdvisor, Inc.*		1,157	$41,270

			1,524,531

INTERNET SOFTWARE & SERVICES – 1.8%
Akamai Technologies, Inc.*		2,192	80,446
eBay, Inc.*		14,281	526,826
Google, Inc., Class A*		3,162	2,027,601
VeriSign, Inc.		1,988	76,220
Yahoo!, Inc.*		15,135	230,355

			2,941,448

IT SERVICES – 3.8%
Accenture PLC, Class A	IE	8,070	520,515
Automatic Data Processing, Inc.		6,117	337,597
Cognizant Technology Solutions Corp., Class A*		3,783	291,102
Computer Sciences Corp.		1,925	57,635
Fidelity National Information Services, Inc.		2,925	96,876
Fiserv, Inc.*		1,741	120,808
International Business Machines Corp.		14,446	3,014,158
MasterCard, Inc., Class A		1,325	557,216
Paychex, Inc.		4,011	124,301
SAIC, Inc.*		3,392	44,774
Teradata Corp.*		2,087	142,229
The Western Union Co.		7,717	135,819
Total System Services, Inc.		1,991	45,932
Visa, Inc., Class A		6,203	731,954

			6,220,916

LEISURE EQUIPMENT & PRODUCTS – 0.1%
Hasbro, Inc.		1,433	52,620
Mattel, Inc.		4,223	142,146

			194,766

LIFE SCIENCES TOOLS & SERVICES – 0.4%
Agilent Technologies, Inc.		4,335	192,951
Life Technologies Corp.*		2,242	109,454
PerkinElmer, Inc.		1,451	40,135
Thermo Fisher Scientific, Inc.		4,562	257,206
Waters Corp.*		1,105	102,389

			702,135

MACHINERY – 2.0%
Caterpillar, Inc.		8,074	860,043
Cummins, Inc.		2,394	287,376
Deere & Co.		5,010	405,309
Dover Corp.		2,282	143,629
Eaton Corp.		4,174	207,990
Flowserve Corp.		677	78,200
Illinois Tool Works, Inc.		6,032	344,548
Ingersoll-Rand PLC	IE	3,701	153,036
Joy Global, Inc.		1,320	97,020
PACCAR, Inc.		4,450	208,394
Pall Corp.		1,440	85,867
Parker Hannifin Corp.		1,882	159,123
Snap-On, Inc.		713	43,472
Stanley Black & Decker, Inc.		2,114	162,693

SCSM BLACKROCK LARGE CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
Xylem, Inc.		2,296	$63,714

			3,300,414

MEDIA – 3.1%
Cablevision Systems Corp., Class A		2,696	39,577
CBS Corp., Class B		8,094	274,468
Comcast Corp., Class A		33,619	1,008,906
DIRECTV, Class A*		8,432	416,035
Discovery Communications, Inc., Class A*		3,218	162,831
Gannett Co., Inc.		2,926	44,856
News Corp., Class A		26,837	528,420
Omnicom Group, Inc.		3,402	172,311
Scripps Networks Interactive, Inc., Class A		1,205	58,671
The Interpublic Group of Cos., Inc.		5,524	63,029
The McGraw-Hill Cos., Inc.		3,465	167,949
The Walt Disney Co.		22,347	978,352
The Washington Post Co., Class B		60	22,414
Time Warner Cable, Inc.		3,916	319,154
Time Warner, Inc.		12,090	456,397
Viacom, Inc.		6,735	319,643

			5,033,013

METALS & MINING – 0.8%
Alcoa, Inc.		13,268	132,945
Allegheny Technologies, Inc.		1,318	54,262
Cliffs Natural Resources, Inc.		1,771	122,660
Freeport-McMoRan Copper & Gold, Inc.		11,819	449,595
Newmont Mining Corp.		6,173	316,490
Nucor Corp.		3,952	169,738
Titanium Metals Corp.		1,043	14,143
United States Steel Corp.		1,783	52,367

			1,312,200

MULTI-LINE RETAIL – 0.8%
Big Lots, Inc.*		797	34,287
Dollar Tree, Inc.*		1,483	140,129
Family Dollar Stores, Inc.		1,469	92,958
J.C. Penney Co., Inc.		1,777	62,959
Kohl’s Corp.		3,161	158,145
Macy’s, Inc.		5,165	205,205
Nordstrom, Inc.		1,994	111,106
Sears Holdings Corp.*		468	31,005
Target Corp.		8,374	487,953

			1,323,747

MULTI-UTILITIES – 1.3%
Ameren Corp.		3,043	99,141
Centerpoint Energy, Inc.		5,358	105,660
CMS Energy Corp.		3,232	71,104
Consolidated Edison, Inc.		3,652	213,350
Dominion Resources, Inc.		7,109	364,052
DTE Energy Co.		2,097	115,398
Integrys Energy Group, Inc.		961	50,923
NiSource, Inc.		3,520	85,712

	Country Code**	Shares	Value
PG&E Corp.		5,139	$223,084
Public Service Enterprise Group, Inc.		6,311	193,180
SCANA Corp.		1,435	65,450
Sempra Energy		3,000	179,880
TECO Energy, Inc.		2,654	46,577
Wisconsin Energy Corp.		2,849	100,228
Xcel Energy, Inc.		6,066	160,567

			2,074,306

OFFICE ELECTRONICS – 0.1%
Xerox Corp.		16,534	133,595

OIL, GAS & CONSUMABLE FUELS – 9.2%
Alpha Natural Resources, Inc.*		2,704	41,128
Anadarko Petroleum Corp.		6,215	486,883
Apache Corp.		4,792	481,308
Cabot Oil & Gas Corp.		2,617	81,572
Chesapeake Energy Corp.		8,261	191,407
Chevron Corp.		24,648	2,643,252
ConocoPhillips		15,955	1,212,740
Consol Energy, Inc.		2,847	97,083
Denbury Resources, Inc.*		4,868	88,744
Devon Energy Corp.		5,039	358,374
El Paso Corp.		9,637	284,773
EOG Resources, Inc.		3,356	372,852
EQT Corp.		1,877	90,490
Exxon Mobil Corp.		58,761	5,096,342
Hess Corp.		3,773	222,418
Marathon Oil Corp.		8,777	278,231
Marathon Petroleum Corp.		4,335	187,966
Murphy Oil Corp.		2,413	135,779
Newfield Exploration Co.*		1,644	57,014
Noble Energy, Inc.		2,207	215,800
Occidental Petroleum Corp.		10,113	963,061
Peabody Energy Corp.		3,396	98,348
Pioneer Natural Resources Co.		1,538	171,625
QEP Resources, Inc.		2,209	67,374
Range Resources Corp.		1,969	114,478
Southwestern Energy Co.*		4,337	132,712
Spectra Energy Corp.		8,120	256,186
Sunoco, Inc.		1,319	50,320
Tesoro Corp.*		1,755	47,104
The Williams Cos., Inc.		7,385	227,532
Valero Energy Corp.		6,922	178,380
WPX Energy, Inc.*		2,520	45,385

			14,976,661

PAPER & FOREST PRODUCTS – 0.2%
International Paper Co.		5,451	191,330
MeadWestvaco Corp.		2,125	67,129

			258,459

PERSONAL PRODUCTS – 0.2%
Avon Products, Inc.		5,419	104,912
The Estee Lauder Cos., Inc., Class A		2,801	173,494

			278,406

SCSM BLACKROCK LARGE CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
PHARMACEUTICALS – 5.6%
Abbott Laboratories		19,604	$1,201,529
Allergan, Inc.		3,796	362,252
Bristol-Myers Squibb Co.		21,047	710,336
Eli Lilly & Co.		12,732	512,718
Forest Laboratories, Inc.*		3,307	114,720
Hospira, Inc.*		2,058	76,949
Johnson & Johnson		34,224	2,257,415
Merck & Co., Inc.		37,951	1,457,318
Mylan, Inc.*		5,294	124,144
Perrigo Co.		1,155	119,323
Pfizer, Inc.		93,986	2,129,723
Watson Pharmaceuticals, Inc.*		1,597	107,095

			9,173,522

PROFESSIONAL SERVICES – 0.1%
Equifax, Inc.		1,507	66,700
Robert Half International, Inc.		1,769	53,601
The Dun & Bradstreet Corp.		600	50,838

			171,139

REAL ESTATE INVESTMENT TRUSTS – 1.9%
American Tower Corp.		4,909	309,365
Apartment Investment & Management Co., Class A		1,474	38,928
AvalonBay Communities, Inc.		1,188	167,924
Boston Properties, Inc.		1,850	194,232
Equity Residential		3,744	234,449
HCP, Inc.		5,107	201,522
Health Care REIT, Inc.		2,614	143,666
Host Hotels & Resorts, Inc.		8,810	144,660
Kimco Realty Corp.		5,117	98,553
Plum Creek Timber Co., Inc.		2,020	83,951
ProLogis, Inc.		5,724	206,179
Public Storage		1,773	244,975
Simon Property Group, Inc.		3,819	556,352
Ventas, Inc.		3,603	205,731
Vornado Realty Trust		2,308	194,334
Weyerhaeuser Co.		6,691	146,667

			3,171,488

REAL ESTATE MANAGEMENT & DEVELOPMENT – 0.0%+
CBRE Group, Inc., Class A*		4,064	81,117

ROAD & RAIL – 0.8%
CSX Corp.		13,121	282,364
Norfolk Southern Corp.		4,117	271,022
Ryder System, Inc.		655	34,584
Union Pacific Corp.		5,986	643,375

			1,231,345

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 2.3%
Advanced Micro Devices, Inc.*		7,264	58,257
Altera Corp.		4,013	159,798
Analog Devices, Inc.		3,714	150,046
Applied Materials, Inc.		16,101	200,296
Broadcom Corp., Class A*		6,116	240,359
First Solar, Inc.*		754	18,888
Intel Corp.		62,288	1,750,916

	Country Code**	Shares	Value
KLA-Tencor Corp.		2,060	$112,105
Linear Technology Corp.		2,856	96,247
LSI Corp.*		6,998	60,743
Microchip Technology, Inc.		2,396	89,131
Micron Technology, Inc.*		12,208	98,885
Novellus Systems, Inc.*		861	42,973
NVIDIA Corp.*		7,557	116,302
Teradyne, Inc.*		2,361	39,877
Texas Instruments, Inc.		14,276	479,816
Xilinx, Inc.		3,257	118,652

			3,833,291

SOFTWARE – 3.7%
Adobe Systems, Inc.*		6,158	211,281
Autodesk, Inc.*		2,810	118,919
BMC Software, Inc.*		2,044	82,087
CA, Inc.		4,579	126,197
Citrix Systems, Inc.*		2,314	182,598
Electronic Arts, Inc.*		4,134	68,128
Intuit, Inc.		3,678	221,158
Microsoft Corp.		93,104	3,002,604
Oracle Corp.		48,875	1,425,195
Red Hat, Inc.*		2,393	143,317
Salesforce.com, Inc.*		1,696	262,049
Symantec Corp.*		9,097	170,114

			6,013,647

SPECIALTY RETAIL – 2.0%
Abercrombie & Fitch Co., Class A		1,065	52,835
AutoNation, Inc.*		576	19,762
AutoZone, Inc.*		337	125,297
Bed Bath & Beyond, Inc.*		2,952	194,153
Best Buy Co., Inc.		3,540	83,827
CarMax, Inc.*		2,846	98,614
GameStop Corp., Class A		1,691	36,931
Limited Brands, Inc.		3,068	147,264
Lowe’s Cos., Inc.		15,473	485,543
O’Reilly Automotive, Inc.*		1,588	145,064
Ross Stores, Inc.		2,849	165,527
Staples, Inc.		8,657	140,070
The Gap, Inc.		4,142	108,272
The Home Depot, Inc.		19,220	966,958
Tiffany & Co.		1,598	110,470
TJX Cos., Inc.		9,405	373,472
Urban Outfitters, Inc.*		1,352	39,357

			3,293,416

TEXTILES, APPAREL & LUXURY GOODS – 0.7%
Coach, Inc.		3,588	277,281
Nike, Inc., Class B		4,578	496,438
Ralph Lauren Corp.		803	139,987
VF Corp.		1,090	159,118

			1,072,824

THRIFT & MORTGAGE FINANCE – 0.1%
Hudson City Bancorp, Inc.		6,497	47,493
People’s United Financial, Inc.		4,475	59,249

			106,742

SCSM BLACKROCK LARGE CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)	Sun Capital Advisers Trust

Country Code**	Shares	Value
TOBACCO – 1.9%
Altria Group, Inc.	25,505	$787,339
Lorillard, Inc.	1,647	213,254
Philip Morris International, Inc.	21,467	1,902,191
Reynolds American, Inc.	4,167	172,680

		3,075,464

TRADING COMPANIES & DISTRIBUTORS – 0.2%
Fastenal Co.	3,682	199,196
W.W. Grainger, Inc.	759	163,041

		362,237

WIRELESS TELECOMMUNICATION SERVICES – 0.2%
Crown Castle International Corp.*	3,122	166,528
MetroPCS Communications, Inc.*	3,764	33,951
Sprint Nextel Corp.*	37,711	107,476

		307,955

Total Common Stocks (Cost $136,594,368)		158,698,045

SHORT TERM INVESTMENTS – 2.2%
MUTUAL FUNDS – 2.2%
State Street Institutional Treasury Plus Money Market Fund, 0.00% (Cost $3,654,055)	3,654,055	3,654,055

TOTAL INVESTMENTS – 99.4% (Cost $140,248,423)		162,352,100
Other assets less liabilities – 0.6%		929,684

NET ASSETS – 100.0%		$163,281,784

REIT	Real Estate Investment Trust

AN	Netherlands Antilles
BM	Bermuda
CH	Switzerland
IE	Ireland
PA	Panama

*	Non-income producing security.
**	Unless otherwise noted the issuer country code for all securities is United States.
+	Amount is less than 0.05%.

SCSM BLACKROCK LARGE CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)	Sun Capital Advisers Trust

(1)	At the period end, cash of $216,000 has been pledged to cover margin requirements for the following open futures contracts:

Type	Description	Expiration Date	Contracts	Unrealized Appreciation ($)
Long	S&P 500 E-Mini Index June Futures	6/15/12	58	21,977

SCSM BLACKROCK LARGE CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)	Sun Capital Advisers Trust

(2)	Fair Value Measurements

All investments and financial derivative instruments are categorized as Level 1 under the fair value hierarchy. See Note 2b in the Notes to Portfolios of Investments for additional information.

SCSM BLACKROCK SMALL CAP INDEX FUND

PORTFOLIO OF INVESTMENTS

March 31, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
COMMON STOCKS – 98.6%
AEROSPACE & DEFENSE – 1.8%
AAR Corp.		6,338	$115,668
AeroVironment, Inc.*		2,665	71,449
American Science & Engineering, Inc.		1,456	97,625
Astronics Corp.*		1,639	57,299
Ceradyne, Inc.		3,975	129,426
Cubic Corp.		2,508	118,578
Curtiss-Wright Corp.		7,397	273,763
DigitalGlobe, Inc.*		5,670	75,638
Ducommun, Inc.*		1,718	20,444
Esterline Technologies Corp.*		4,872	348,153
GenCorp, Inc.*		9,466	67,208
Geoeye, Inc.*		3,582	86,219
Heico Corp.		6,670	344,105
Hexcel Corp.*		15,703	377,029
Kratos Defense & Security Solutions, Inc.*		4,791	25,584
LMI Aerospace, Inc.*		1,460	26,572
Moog, Inc.*		7,248	310,867
National Presto Industries, Inc.		775	58,791
Orbital Sciences Corp.*		9,319	122,545
Taser International, Inc.*		8,893	38,596
Teledyne Technologies, Inc.*		5,878	370,608
The Keyw Holding Corp.*		3,077	23,847
Triumph Group, Inc.		6,030	377,840

			3,537,854

AIR FREIGHT & LOGISTICS – 0.3%
Air Transport Services Group, Inc.*		8,589	49,730
Atlas Air Worldwide Holdings, Inc.*		4,216	207,470
Forward Air Corp.		4,712	172,789
HUB Group, Inc.*		5,900	212,577
Pacer International, Inc.*		5,557	35,120
Park-Ohio Holdings Corp.*		1,314	26,346

			704,032

AIRLINES – 0.6%
Alaska Air Group, Inc.*		11,511	412,324
Allegiant Travel Co.*		2,368	129,056
Hawaiian Holdings, Inc.*		8,372	43,786
JetBlue Airways Corp.*		39,671	193,991
Republic Airways Holdings, Inc.*		7,761	38,339
SkyWest, Inc.		8,607	95,107
Spirit Airlines, Inc.*		2,531	50,797
US Airways Group, Inc.*		26,040	197,644

			1,161,044

AUTO COMPONENTS – 0.8%
American Axle & Manufacturing Holdings, Inc.*		10,679	125,051
Amerigon, Inc.*		4,612	74,622
Cooper Tire & Rubber Co.		9,945	151,363

	Country Code**	Shares	Value
Dana Holding Corp.		23,415	$362,933
Dorman Products, Inc.*		1,712	86,627
Drew Industries, Inc.*		3,031	82,777
Exide Technologies*		11,945	37,388
Fuel Systems Solutions, Inc.*		2,664	69,690
Modine Manufacturing Co.*		7,564	66,790
Motorcar Parts of America, Inc.*		2,016	19,394
Shiloh Industries, Inc.		884	8,425
Spartan Motors, Inc.		5,174	27,370
Standard Motor Products, Inc.		3,189	56,573
Stoneridge, Inc.*		4,163	41,172
Superior Industries International, Inc.		3,795	74,154
Tenneco, Inc.*		9,670	359,241
Tower International, Inc.*		1,080	13,154

			1,656,724

AUTOMOBILES – 0.0%+
Winnebago Industries, Inc.*		4,504	44,139

BEVERAGES – 0.1%
Boston Beer Co., Inc.*		1,323	141,283
Central European Distribution Corp.*		11,789	60,242
Coca-Cola Bottling Co. Consolidated		729	45,737
Craft Brewers Alliance, Inc.*		1,678	12,854
MGP Ingredients, Inc.		1,935	10,410
National Beverage Corp.*		1,856	29,770
Primo Water Corp.*		2,683	5,232

			305,528

BIOTECHNOLOGY – 3.8%
Achillion Pharmaceuticals, Inc.*		7,665	73,431
Acorda Therapeutics, Inc.*		6,271	166,495
Aegerion Pharmaceuticals, Inc.*		1,522	21,049
Affymax, Inc.*		5,689	66,789
Alkermes PLC*	IE	15,323	284,242
Allos Therapeutics, Inc.*		12,904	19,098
Alnylam Pharmaceuticals, Inc.*		7,237	80,114
AMAG Pharmaceuticals, Inc.*		3,378	53,812
Amicus Therapeutics, Inc.*		3,005	15,866
Anacor Pharmaceuticals, Inc.*		1,785	10,514
Anthera Pharmaceuticals, Inc.*		3,286	7,262
Ardea Biosciences, Inc.*		3,730	81,165
Arena Pharmaceuticals, Inc.*		26,296	80,729
Ariad Pharmaceuticals, Inc.*		25,190	401,780
ArQule, Inc.*		8,619	60,419
Array Biopharma, Inc.*		13,239	45,145
Astex Pharmaceuticals, Inc.*		9,477	17,627
Aveo Pharmaceuticals, Inc.*		5,055	62,733
AVI Biopharma, Inc.*		21,783	33,546
BioCryst Pharmaceuticals, Inc.*		4,755	22,967
BioMimetic Therapeutics, Inc.*		3,227	7,971
BioSante Pharmaceuticals, Inc.*		18,565	12,624

SCSM BLACKROCK SMALL CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued) March 31, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
BioSpecifics Technologies Corp.*		800	$12,656
BioTime, Inc.*		3,839	16,930
Cell Therapeutics, Inc.*		35,158	45,705
Celldex Therapeutics, Inc.*		8,724	44,405
Cepheid, Inc.*		10,437	436,580
Chelsea Therapeutics International Ltd.*		9,371	23,990
Cleveland Biolabs, Inc.*		4,729	11,633
Clovis Oncology, Inc.*		1,736	44,181
Codexis, Inc.*		3,772	13,768
Cubist Pharmaceuticals, Inc.*		10,084	436,133
Curis, Inc.*		12,347	59,513
Cytori Therapeutics, Inc.*		8,469	21,088
DUSA Pharmaceuticals, Inc.*		3,922	24,552
Dyax Corp.*		16,286	25,406
Dynavax Technologies Corp.*		24,352	123,221
Emergent Biosolutions, Inc.*		3,939	63,024
Enzon Pharmaceuticals, Inc.*		6,041	41,320
Exact Sciences Corp.*		9,146	102,069
Exelixis, Inc.*		23,721	122,875
Genomic Health, Inc.*		2,740	83,871
Geron Corp.*		20,648	34,895
GTx, Inc.*		3,687	14,195
Halozyme Therapeutics, Inc.*		14,160	180,682
Horizon Pharma, Inc.*		766	3,171
Idenix Pharmaceuticals, Inc.*		9,741	95,364
ImmunoGen, Inc.*		11,961	172,119
Immunomedics, Inc.*		10,166	36,903
Incyte Corp.*		14,141	272,921
Infinity Pharmaceuticals, Inc.*		2,977	35,605
Insmed, Inc.*		4,280	15,536
InterMune, Inc.*		8,631	126,617
Ironwood Pharmaceuticals, Inc.*		8,561	113,947
Isis Pharmaceuticals, Inc.*		15,780	138,391
Keryx Biopharmaceuticals, Inc.*		11,183	55,691
Lexicon Genetics, Inc.*		29,660	55,168
Ligand Pharmaceuticals, Inc.*		3,174	50,625
Mannkind Corp.*		15,486	38,250
Maxygen, Inc.*		4,694	26,944
Medivation, Inc.*		5,023	375,319
Metabolix, Inc.*		5,356	15,157
Momenta Pharmaceuticals, Inc.*		7,336	112,387
Nabi Biopharmaceuticals*		7,155	13,308
NeoStem, Inc.*		8,958	3,382
Neurocrine Biosciences, Inc.*		9,162	73,021
NewLink Genetics Corp.*		1,190	10,888
Novavax, Inc.*		15,858	19,981
NPS Pharmaceuticals, Inc.*		13,925	95,247
Nymox Pharmaceutical Corp.*	CA	2,930	23,557
OncoGenex Pharmaceutical, Inc.*		2,177	28,932
Oncothyreon, Inc.*		6,845	29,844
Onyx Pharmaceuticals, Inc.*		10,132	381,774
Opko Health, Inc.*		17,604	83,267
Orexigen Therapeutics, Inc.*		6,943	28,466
Osiris Therapeutics, Inc.*		2,744	14,049

	Country Code**	Shares	Value
PDL BioPharma, Inc.		22,422	$142,380
Peregrine Pharmaceuticals, Inc.*		13,444	7,261
Pharmacyclics, Inc.*		7,335	203,620
PharmAthene, Inc.*		6,236	11,038
Progenics Pharmaceuticals, Inc.*		4,719	46,718
Raptor Pharmaceutical Corp.*		7,573	51,193
Rigel Pharmaceuticals, Inc.*		10,873	87,528
Sangamo BioSciences, Inc.*		8,141	39,891
Savient Pharmaceuticals, Inc.*		11,678	25,458
SciClone Pharmaceuticals, Inc.*		5,598	35,323
Seattle Genetics, Inc.*		15,483	315,544
Siga Technologies, Inc.*		5,276	17,727
Spectrum Pharmaceuticals, Inc.*		9,138	115,413
Sunesis Pharmaceuticals, Inc.*		4,968	14,258
Synta Pharmaceuticals Corp.*		4,347	18,909
Targacept, Inc.*		4,257	21,796
Theravance, Inc.*		10,998	214,461
Trius Therapeutics, Inc.*		1,342	7,180
Vanda Pharmaceuticals, Inc.*		4,632	22,187
Vical, Inc.*		13,459	45,761
Zalicus, Inc.*		13,001	15,601
Ziopharm Oncology, Inc.*		10,710	57,834

			7,670,982

BUILDING PRODUCTS – 0.7%
A.O. Smith Corp.		6,079	273,251
Aaon, Inc.		3,028	61,135
Ameresco, Inc., Class A*		2,923	39,607
American Woodmark Corp.		1,497	26,946
Apogee Enterprises, Inc.		4,536	58,741
Builders FirstSource, Inc.*		6,936	29,339
Gibraltar Industries, Inc.*		4,904	74,296
Griffon Corp.		7,738	82,797
Insteel Industries, Inc.		2,822	34,287
NCI Building Systems, Inc.*		3,153	36,291
Quanex Building Products Corp.		6,020	106,133
Simpson Manufacturing Co., Inc.		6,680	215,430
Trex Co., Inc.*		2,520	80,842
Universal Forest Products, Inc.		3,102	106,957
USG Corp.*		11,418	196,389

			1,422,441

CAPITAL MARKETS – 2.0%
Apollo Investment Corp.		31,453	225,518
Arlington Asset Investment Corp., Class A		1,171	25,996
Artio Global Investors, Inc.		5,078	24,222
BGC Partners, Inc.		12,308	90,956
BlackRock Kelso Capital Corp.		12,262	120,413
Calamos Asset Management, Inc.		2,956	38,753
Capital Southwest Corp.		476	45,006
CIFC Corp.*		1,874	11,619
Cohen & Steers, Inc.		2,872	91,617
Cowen Group, Inc., Class A*		10,936	29,636

SCSM BLACKROCK SMALL CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued) March 31, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
Diamond Hill Investment Group		405	$29,828
Duff & Phelps Corp., Class A		5,011	77,871
Edelman Financial Group, Inc.		3,053	20,180
Epoch Holding Corp.		2,380	56,834
Evercore Partners, Inc.		3,343	97,181
FBR Capital Markets Corp.*		7,363	18,923
Fidus Investment Corp.		833	11,670
Fifth Street Finance Corp.		13,055	127,417
Financial Engines, Inc.*		6,119	136,821
FXCM, Inc., Class A		2,819	36,619
GAMCO Investors, Inc.		1,063	52,735
GFI Group, Inc.		11,368	42,744
Gladstone Capital Corp.		3,343	27,112
Gladstone Investment Corp.		3,499	26,487
Gleacher & Co., Inc.*		11,830	16,089
Golub Capital BDC, Inc.		1,773	27,074
Harris & Harris Group, Inc.*		5,219	21,659
Hercules Technology Growth Capital, Inc.		7,932	87,886
HFF, Inc., Class A*		4,670	76,915
ICG Group, Inc.*		5,806	51,964
INTL FCStone, Inc.*		2,103	44,373
Investment Technology Group, Inc.*		6,176	73,865
JMP Group, Inc.		2,384	17,594
KBW, Inc.		5,344	98,864
Knight Capital Group, Inc.*		16,007	206,010
Kohlberg Capital Corp.		3,198	22,098
Ladenburg Thalmann Financial Services, Inc.*		17,509	31,166
Main Street Capital Corp.		3,620	89,161
Manning & Napier, Inc.*		2,138	31,429
MCG Capital Corp.		12,409	52,738
Medallion Financial Corp.		2,431	27,130
Medley Capital Corp.		1,827	20,590
MVC Capital, Inc.		3,914	51,391
New Mountain Finance Corp.		1,153	15,842
NGP Capital Resources Co.		3,660	23,973
Oppenheimer Holdings, Inc., Class A		1,693	29,373
PennantPark Investment Corp.		8,907	92,633
Piper Jaffray Cos., Inc.*		2,548	67,828
Prospect Capital Corp.		19,518	214,308
Pzena Investment Management, Inc., Class A		1,359	7,950
Safeguard Scientifics, Inc.*		3,310	56,932
Solar Capital Ltd.		5,823	128,514
Solar Senior Capital Ltd.		1,293	20,830
Stifel Financial Corp.*		8,595	325,235
SWS Group, Inc.		4,761	27,233
ThL Credit, Inc.		1,588	20,422
TICC Capital Corp.		5,766	56,161
Triangle Capital Corp.		4,376	86,426
Virtus Investment Partners, Inc.*		1,063	91,184
Walter Investment Management Corp.		4,102	92,500

	Country Code**	Shares	Value
Westwood Holdings Group, Inc.		1,025	$39,698

			3,911,196

CHEMICALS – 2.1%
American Vanguard Corp.		3,615	78,409
Balchem Corp.		4,635	140,209
Calgon Carbon Corp.*		9,034	141,021
Chase Corp.		1,059	16,679
Chemtura Corp.*		15,409	261,645
Ferro Corp.*		14,020	83,279
Flotek Industries, Inc.*		7,923	95,234
FutureFuel Corp.		2,920	32,062
Georgia Gulf Corp.*		5,429	189,364
H.B. Fuller Co.		7,921	260,046
Hawkins, Inc.		1,397	51,968
Innophos Holdings, Inc.		3,472	174,017
Innospec, Inc.*		3,784	114,958
KMG Chemicals, Inc.		1,194	21,552
Koppers Holdings, Inc.		3,289	126,824
Kraton Performance Polymers, Inc.*		5,095	135,374
Landec Corp.*		4,379	28,595
LSB Industries, Inc.*		2,962	115,281
Minerals Technologies, Inc.		2,911	190,408
NewMarket Corp.		1,442	270,231
Olin Corp.		12,812	278,661
OM Group, Inc.*		4,949	136,147
Omnova Solutions, Inc.*		7,152	48,276
PolyOne Corp.		14,963	215,467
Quaker Chemical Corp.		2,081	82,095
Schulman A, Inc.		4,901	132,425
Senomyx, Inc.*		6,631	18,169
Sensient Technologies Corp.		8,007	304,266
Spartech Corp.*		5,114	24,956
Stepan Co.		1,290	113,262
TPC Group, Inc.*		2,146	94,875
Tredegar Corp.		3,843	75,284
Zep, Inc.		3,509	50,530
Zoltek Cos., Inc.*		4,484	50,759

			4,152,328

COMMERCIAL BANKS – 6.3%
1st Source Corp.		2,432	59,511
1st United Bancorp, Inc.*		4,334	26,221
Alliance Financial Corp.		785	23,793
Ameris Bancorp*		3,687	48,447
Ames National Corp.		1,388	33,034
Arrow Financial Corp.		1,633	39,845
Bancfirst Corp.		1,127	49,092
Banco Latinoamericano de Comercio Exterior SA, Class E	PA	4,510	95,206
BancorpSouth, Inc.		15,166	204,286
Bank of Kentucky Financial Corp.		945	24,315
Bank of Marin Bancorp		862	32,765
Bank of The Ozarks, Inc.		4,506	140,858
Banner Corp.		2,860	63,006
BBCN Bancorp, Inc.*		11,823	131,590

SCSM BLACKROCK SMALL CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued) March 31, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
Boston Private Financial Holdings, Inc.		12,257	$121,467
Bridge Bancorp, Inc.		1,053	22,081
Bridge Capital Holdings*		1,593	21,442
Bryn Mawr Bank Corp.		1,787	40,100
Camden National Corp.		1,250	43,938
Capital Bank Corp.*		2,292	5,134
Capital City Bank Group, Inc.		1,841	13,715
Cardinal Financial Corp.		4,505	50,907
Cascade Bancorp*		883	5,015
Cathay General Bancorp		12,644	223,799
Center Bancorp, Inc.		2,125	21,314
Centerstate Banks, Inc.		4,940	40,310
Central Pacific Financial Corp.*		2,449	31,715
Century Bancorp, Inc., Class A		571	15,588
Chemical Financial Corp.		4,446	104,214
Citizens & Northern Corp.		2,039	40,780
City Holding Co.		2,487	86,349
CNB Financial Corp.		2,060	34,423
Cobiz Financial, Inc.		5,427	38,369
Columbia Banking System, Inc.		6,291	143,309
Community Banking Systems, Inc.		6,253	179,961
Community Trust Bancorp, Inc.		2,250	72,158
CVB Financial Corp.		14,381	168,833
Eagle Bancorp, Inc.*		2,763	46,253
Encore Bancshares, Inc.*		1,351	27,520
Enterprise Bancorp, Inc.		1,044	17,163
Enterprise Financial Services Corp.		2,555	29,996
F.N.B. Corp.		21,795	263,284
Financial Institutions, Inc.		2,260	36,544
First Bancorp		2,501	27,336
First Bancorp, Inc.		1,435	21,281
First Busey Corp.		12,083	59,690
First Commonwealth Financial Corp.		17,104	104,676
First Community Bancshares, Inc.		2,621	35,017
First Connecticut Bancorp, Inc.		2,878	37,961
First Financial Bancorp		9,372	162,136
First Financial Bankshares, Inc.		5,059	178,127
First Financial Corp.		1,798	57,087
First Interstate BancSystem, Inc.		2,538	37,106
First Merchants Corp.		4,156	51,285
First Midwest Bancorp, Inc.		11,871	142,215
FirstMerit Corp.		17,499	295,033
German American Bancorp, Inc.		2,050	39,832
Glacier Bancorp, Inc.		11,518	172,079
Great Southern Bancorp, Inc.		1,636	39,264
Hampton Roads Bankshares, Inc.*		1,759	5,330
Hancock Holding Co.		12,240	434,642
Hanmi Financial Corp.*		5,063	51,238
Heartland Financial USA, Inc.		2,056	35,651
Heritage Commerce Corp.*		3,565	22,923
Heritage Financial Corp.		2,509	34,122

	Country Code**	Shares	Value
Home Bancshares, Inc.		3,648	$97,073
Hudson Valley Holding Corp.		2,456	39,615
IBERIABANK Corp.		4,757	254,357
Independent Bank Corp. Massachusetts		3,494	100,383
International Bancshares Corp.		8,538	180,579
Investors Bancorp, Inc.*		7,394	111,058
Lakeland Bancorp, Inc.		3,814	37,564
Lakeland Financial Corp.		2,549	66,350
MainSource Financial Group, Inc.		3,257	39,247
MB Financial, Inc.		8,725	183,138
Merchants Bancshares, Inc.		808	22,769
Metro Bancorp, Inc.*		2,309	26,992
MidSouth Bancorp, Inc.		1,219	16,578
National Bankshares, Inc.		1,124	33,832
National Penn Bancshares, Inc.		19,869	175,841
NBT Bancorp, Inc.		5,619	124,068
Old National Bancorp		15,278	200,753
OmniAmerican Bancorp, Inc.*		1,783	34,519
Oriental Financial Group	PR	6,646	80,417
Orrstown Financial Services, Inc.		1,291	11,322
Pacific Capital Bancorp*		643	29,327
Pacific Continental Corp.		3,049	28,722
PacWest Bancorp		4,792	116,446
Park National Corp.		2,059	142,421
Park Sterling Corp.*		5,420	26,016
Penns Woods Bancorp, Inc.		643	26,286
Peoples Bancorp, Inc.		1,726	30,274
Pinnacle Financial Partners, Inc.*		5,413	99,329
PrivateBancorp, Inc.		9,573	145,222
Prosperity Bancshares, Inc.		7,518	344,324
Renasant Corp.		4,055	66,015
Republic Bancorp, Inc.		1,657	39,635
S&T Bancorp, Inc.		4,541	98,494
S.Y. Bancorp, Inc.		2,001	46,423
Sandy Spring Bancorp, Inc.		3,884	70,572
SCBT Financial Corp.		2,267	74,154
Seacoast Banking Corp. of Florida*		11,390	20,046
Sierra Bancorp		1,915	18,824
Signature Bank*		7,388	465,740
Simmons First National Corp., Class A		2,825	72,970
Southside Bancshares, Inc.		2,654	58,653
Southwest Bancorp, Inc.*		3,143	28,978
State Bank Financial Corp.*		5,134	89,896
Stellarone Corp.		3,816	45,296
Sterling Bancorp		5,143	49,321
Sterling Financial Corp.*		4,329	90,390
Suffolk Bancorp*		1,601	20,797
Sun Bancorp, Inc.*		6,529	23,047
Susquehanna Bancshares, Inc.		29,483	291,292
SVB Financial Group*		6,872	442,144
Taylor Capital Group, Inc.*		2,429	34,856
Texas Capital Bancshares, Inc*		5,993	207,478
The Bancorp, Inc.*		4,762	47,810
The First of Long Island Corp.		1,245	32,993

SCSM BLACKROCK SMALL CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued) March 31, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
Tompkins Financial Corp.		1,343	$53,801
TowneBank		3,917	52,840
Trico Bancshares		2,279	39,700
Trustmark Corp.		10,247	255,970
UMB Financial Corp.		5,120	229,043
Umpqua Holdings Corp.		18,433	249,951
Union First Market Bankshares Corp.		3,174	44,436
United Bankshares, Inc.		5,778	166,753
United Community Banks, Inc.*		6,675	65,081
Univest Corp. of Pennsylvania		2,768	46,447
Virginia Commerce Bancorp, Inc.*		3,905	34,286
Washington Banking Co.		2,570	35,492
Washington Trust Bancorp, Inc.		2,351	56,753
Webster Financial Corp.		11,520	261,158
WesBanco, Inc.		3,756	75,646
West Bancorporation		2,519	25,165
West Coast Bancorp*		3,057	57,838
Westamerica Bancorporation		4,659	223,632
Western Alliance Bancorp*		11,274	95,491
Wilshire Bancorp, Inc.*		9,608	46,407
Wintrust Financial Corp.		5,608	200,710

			12,538,927

COMMERCIAL SERVICES & SUPPLIES – 2.6%
ABM Industries, Inc.		8,468	205,772
Acco Brands Corp.*		8,907	110,536
American Reprographics Co.*		5,720	30,831
AT Cross Co., Class A*		1,538	18,518
Casella Waste Systems, Inc., Class A*		3,989	24,852
Cenveo, Inc.*		8,854	29,927
Clean Harbors, Inc.*		7,533	507,197
CompX International, Inc.		143	1,989
Consolidated Graphics, Inc.*		1,367	61,857
Courier Corp.		1,737	20,149
Deluxe Corp.		8,238	192,934
Encore Capital Group, Inc.*		2,694	60,750
EnergySolutions, Inc.*		12,575	61,618
Enernoc, Inc.*		3,961	28,519
Ennis, Inc.		4,215	66,681
Fuel Tech, Inc.*		3,120	17,035
G&K Services, Inc.		3,026	103,489
Geo Group, Inc.*		9,770	185,728
Healthcare Services Group, Inc.		10,623	225,951
Heritage-Crystal Clean, Inc.*		778	15,521
Herman Miller, Inc.		9,164	210,405
HNI Corp.		7,161	198,718
Innerworkings, Inc.*		4,173	48,615
Interface, Inc.		8,389	117,027
Intersections, Inc.		1,565	20,001
Kimball International, Inc.		5,256	36,319
Knoll, Inc.		7,636	127,063
McGrath Rentcorp.		3,864	124,073
Metalico, Inc.*		6,555	27,990
Mine Safety Appliances Co.		4,354	178,862
Mobile Mini, Inc.*		5,844	123,425
Multi-Color Corp.		1,828	41,148

	Country Code**	Shares	Value
NL Industries, Inc.		1,107	$16,494
Portfolio Recovery Associates, Inc.*		2,775	199,023
Quad Graphics, Inc.		4,025	55,948
Rollins, Inc.		10,133	215,630
Schawk, Inc.		1,994	24,945
Standard Parking Corp.*		2,532	51,906
Steelcase, Inc., Class A		12,906	123,898
Swisher Hygiene, Inc.*		13,935	34,280
SYKES Enterprises, Inc.*		6,435	101,673
Team, Inc.*		3,077	95,233
Tetra Tech, Inc.*		10,039	264,628
The Brink’s Co.		7,492	178,834
TMS International Corp., Class A*		2,033	24,599
TRC Companies, Inc.*		3,039	18,568
UniFirst Corp.		2,255	138,795
United Stationers, Inc.		6,825	211,780
US Ecology, Inc.		3,009	65,416
Viad Corp.		3,291	63,944

			5,109,094

COMMUNICATIONS EQUIPMENT – 1.9%
ADTRAN, Inc.		10,344	322,629
Anaren, Inc.*		2,421	44,425
Arris Group, Inc.*		18,388	207,784
Aruba Networks, Inc.*		14,340	319,495
Aviat Networks, Inc.*		9,518	26,841
Bel Fuse, Inc., Class B		1,640	28,979
Black Box Corp.		2,912	74,285
Calix, Inc.*		6,338	54,063
Communications Systems, Inc.		1,163	15,270
Comtech Telecommunications Corp.		3,020	98,392
Dialogic, Inc.*		2,474	2,153
Digi International, Inc.*		4,171	45,839
EMCORE Corp.*		3,624	17,287
Emulex Corp.*		13,975	145,061
Extreme Networks, Inc.*		14,868	56,944
Finisar Corp.*		14,324	288,629
Globecomm Systems, Inc.*		3,487	50,492
Harmonic, Inc.*		18,222	99,674
Infinera Corp.*		16,635	135,076
Interdigital, Inc.		7,246	252,596
Ixia*		6,271	78,325
KVH Industries, Inc.*		2,472	25,956
Loral Space & Communications, Inc.*		1,740	138,504
Meru Networks, Inc.*		1,862	7,541
NETGEAR, Inc.*		5,866	224,081
NumereX Corp.*		1,551	15,169
Oclaro, Inc.*		8,036	31,662
Oplink Communications, Inc.*		3,133	53,574
Opnext, Inc.*		7,628	11,823
Plantronics, Inc.		6,993	281,538
Powerwave Technologies, Inc.*		4,633	9,498
Procera Networks, Inc.*		2,339	52,300
Shoretel, Inc.*		7,623	43,299
Sonus Networks, Inc.*		34,068	98,797
Sycamore Networks, Inc.*		3,208	56,910

SCSM BLACKROCK SMALL CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued) March 31, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
Symmetricom, Inc.*		6,921	$39,934
Ubiquiti Networks, Inc.*		1,424	45,041
Viasat, Inc.*		5,818	280,486
Westell Technologies, Inc., Class A*		8,276	19,283

			3,799,635

COMPUTERS & PERIPHERALS – 0.7%
3d Systems Corp.*		6,679	157,224
Avid Technology, Inc.*		4,779	52,569
Cray, Inc.*		5,810	42,529
Dot Hill Systems Corp.*		9,598	14,493
Eletronics for Imaging, Inc.*		7,479	124,301
Imation Corp.*		4,677	28,951
Immersion Corp.*		4,705	25,689
Intermec, Inc.*		9,641	74,525
Intevac, Inc.*		3,831	32,563
Novatel Wireless, Inc.*		5,229	17,517
OCZ Technology Group, Inc.*		10,467	73,060
Quantum Corp.*		36,376	95,305
Rimage Corp.		1,475	14,765
Silicon Graphics International Corp.*		4,950	47,916
STEC, Inc.*		5,908	55,771
Stratasys, Inc.*		3,363	122,817
Super Micro Computer, Inc.*		4,460	77,872
Synaptics, Inc.*		5,150	188,026
Xyratex Ltd.	BM	4,594	73,091

			1,318,984

CONSTRUCTION & ENGINEERING – 0.8%
Aegion Corp.*		6,284	112,044
Argan, Inc.		1,330	21,333
Comfort Systems USA, Inc.		6,134	66,922
Dycom Industries, Inc.*		5,629	131,493
EMCOR Group, Inc.		10,673	295,856
Furmanite Corp.*		5,926	38,045
Granite Construction, Inc.		6,172	177,383
Great Lakes Dredge & Dock Co.		9,546	68,922
Layne Christensen Co.*		3,180	70,755
Mastec, Inc.*		9,100	164,619
Michael Baker Corp.*		1,385	33,032
Myr Group, Inc.*		3,228	57,652
Northwest Pipe Co.*		1,531	32,518
Orion Marine Group, Inc.*		4,514	32,636
Pike Electric Corp.*		2,676	22,024
Primoris Services Corp.		4,331	69,556
Sterling Construction Co., Inc.*		2,737	26,686
Tutor Perini Corp.*		5,070	78,991
UniTek Global Services, Inc.*		1,703	5,739

			1,506,206

CONSTRUCTION MATERIALS – 0.2%
Eagle Materials, Inc.		7,144	248,254
Headwaters, Inc.*		9,746	40,739
Texas Industries, Inc.		3,626	126,946
United States Lime & Minerals, Inc.*		426	25,513

			441,452

	Country Code**	Shares	Value
CONSUMER FINANCE – 0.7%
Advance America Cash Advance Centers, Inc.		8,939	$93,770
Cash America International, Inc.		4,778	229,010
Credit Acceptance Corp.*		1,094	110,505
DFC Global Corp.*		7,023	132,524
EZCORP, Inc., Class A*		7,613	247,080
First Cash Financial Services, Inc.*		4,789	205,400
Imperial Holdings, Inc.*		3,095	8,264
Nelnet, Inc., Class A		4,196	108,718
Netspend Holdings, Inc.*		4,348	33,740
Nicholas Financial, Inc.	CA	1,637	21,592
The First Marblehead Corp.*		9,399	11,467
World Acceptance Corp.*		2,442	149,572

			1,351,642

CONTAINERS & PACKAGING – 0.2%
AEP Industries, Inc.*		659	22,940
Boise, Inc.		13,855	113,750
Graphic Packaging Holding Co.*		25,597	141,295
Myers Industries, Inc.		4,812	70,977

			348,962

DISTRIBUTORS – 0.2%
Core-Mark Holding Co., Inc.		1,824	74,675
Pool Corp.		7,696	287,984
VOXX International Corp.*		2,956	40,083
Weyco Group, Inc.		1,058	25,075

			427,817

DIVERSIFIED CONSUMER SERVICES – 1.2%
American Public Education, Inc.*		2,874	109,212
Archipelago Learning, Inc.*		2,179	24,230
Ascent Capital Group, Inc., Class A*		2,309	109,193
Bridgepoint Education, Inc.*		2,831	70,067
Cambium Learning Group, Inc.*		2,737	7,253
Capella Education Co.*		2,178	78,299
Coinstar, Inc.*		5,035	319,974
Corinthian Colleges, Inc.*		12,492	51,717
Grand Canyon Education, Inc.*		4,641	82,424
Hillenbrand, Inc.		10,027	230,120
K12, Inc.*		4,130	97,592
Lincoln Educational Services Corp.		3,604	28,508
Mac-Gray Corp.		1,935	29,276
Matthews International Corp.		4,709	148,993
National American University Holdings, Inc.		1,554	9,790
Regis Corp.		9,221	169,943
School Specialty, Inc.*		2,792	9,884
Sotheby’s		10,829	426,013
Steiner Leisure Ltd.*	BS	2,434	118,852
Stewart Enterprises, Inc., Class A		11,970	72,658

SCSM BLACKROCK SMALL CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
Strayer Education, Inc.		1,956	$184,412
Universal Technical Institute, Inc.		3,687	48,631

			2,427,041

DIVERSIFIED FINANCIAL SERVICES – 0.3%
California First National Bancorp		397	6,090
Compass Diversified Holding		6,534	96,638
Gain Capital Holdings, Inc.		1,314	6,596
Marketaxess Holdings, Inc.		4,603	171,646
Marlin Business Services Corp.		1,394	20,994
Newstar Financial, Inc.*		4,475	49,762
PHH Corp.*		9,050	140,004
Pico Holdings, Inc.*		3,701	86,788

			578,518

DIVERSIFIED TELECOMMUNICATION SERVICES – 0.7%
8x8, Inc.*		10,206	42,865
AboveNet, Inc.*		3,711	307,271
Alaska Communications Systems, Inc.		7,677	23,645
Atlantic Tele-network, Inc.		1,514	55,049
Boingo Wireless, Inc.*		981	11,870
Cbeyond, Inc.*		4,523	36,184
Cincinnati Bell, Inc.*		31,873	128,130
Cogent Communications Group, Inc.*		7,304	139,360
Consolidated Communications Holdings, Inc.		4,229	83,015
FairPoint Communications, Inc.*		3,408	12,814
General Communication, Inc., Class A*		5,881	51,282
Globalstar, Inc.*		17,284	12,099
HickoryTech Corp.		2,186	22,603
IDT Corp., Class B		2,329	21,753
inContact, Inc.*		4,881	27,236
Iridium Communications, Inc.*		7,022	61,513
Lumos Networks Corp.		2,384	25,652
Neutral Tandem, Inc.*		5,065	61,743
ORBCOMM, Inc.*		5,631	21,679
Premiere Global Services, Inc.*		8,495	76,795
SureWest Communications		2,269	51,166
Towerstream Corp.*		6,931	32,922
Vonage Holdings Corp.*		22,035	48,697

			1,355,343

ELECTRIC UTILITIES – 1.4%
ALLETE, Inc.		5,379	223,175
Central Vermont Public Service Corp.		2,158	75,962
Cleco Corp.		9,817	389,244
El Paso Electric Co.		6,775	220,120
IDACORP, Inc.		7,951	326,945
MGE Energy, Inc.		3,740	166,019
Otter Tail Corp.		5,827	126,446
PNM Resources, Inc.		12,808	234,386
Portland General Electric Co.		12,082	301,808
The Empire District Electric Co.		6,781	137,993

	Country Code**	Shares	Value
UIL Holdings Corp.		8,128	$282,529
Unisource Energy Corp.		5,880	215,032
Unitil Corp.		1,728	46,362

			2,746,021

ELECTRICAL EQUIPMENT – 1.2%
A123 Systems, Inc.*		14,414	16,144
Active Power, Inc.*		13,697	10,685
Acuity Brands, Inc.		6,940	436,040
American Superconductor Corp.*		7,010	28,881
AZZ, Inc.		1,991	102,815
Belden, Inc.		7,611	288,533
Brady Corp., Class A		7,611	246,216
Broadwind Energy, Inc.*		23,142	10,879
Capstone Turbine Corp.*		42,480	43,330
Coleman Cable, Inc.*		1,408	13,686
Encore Wire Corp.		2,990	88,893
EnerSys*		7,664	265,558
Franklin Electric Co., Inc.		3,722	182,639
FuelCell Energy, Inc.*		24,704	38,785
Generac Holdings, Inc.*		4,015	98,568
Global Power Equipment Group, Inc.*		2,516	69,693
II-VI, Inc.*		8,283	195,893
LSI Industries, Inc.		3,267	23,947
Powell Industries, Inc.*		1,377	47,162
Powersecure International, Inc.*		3,149	19,083
Preformed Line Products Co.		373	24,431
Satcon Technology Corp.*		15,129	5,446
Thermon Group Holdings, Inc.*		1,573	32,168
Valence Technology, Inc.*		11,348	9,173
Vicor Corp.		3,203	25,624

			2,324,272

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 2.6%
Aeroflex Holding Corp.*		3,277	36,506
Agilysys, Inc.*		2,692	24,201
Anixter International, Inc.*		4,632	335,959
Badger Meter, Inc.		2,440	82,936
Benchmark Electronics, Inc.*		9,649	159,112
Brightpoint, Inc.*		11,080	89,194
Checkpoint Systems, Inc.*		6,505	73,376
Cognex Corp.		6,660	282,118
Coherent, Inc.*		3,780	220,487
CTS Corp.		5,598	58,891
Daktronics, Inc.		5,551	49,348
DDI Corp.		2,380	29,036
DTS, Inc.*		2,821	85,251
Echelon Corp.*		5,648	25,021
Electro Rent Corp.		3,053	56,206
Electro Scientific Industries, Inc.		3,637	54,591
eMagin Corp.*		2,987	9,708
Fabrinet*	KY	3,227	57,150
FARO Technologies, Inc.*		2,599	151,600
FEI Co.*		6,183	303,647
Gerber Scientific, Inc.		4,364	44

SCSM BLACKROCK SMALL CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
GSI Group, Inc.*	CA	4,117	$49,651
Identive Group, Inc.*		6,740	14,087
Insight Enterprises, Inc.*		6,981	153,093
InvenSense, Inc.*		1,611	29,159
KEMET Corp.*		7,141	66,840
LeCroy Corp.*		2,628	27,305
Littelfuse, Inc.		3,445	216,001
Maxwell Technologies, Inc.*		4,521	82,870
Measurement Specialties, Inc.*		2,424	81,689
Mercury Computer Systems, Inc.*		4,888	64,766
Methode Electronics, Inc.		5,948	55,197
Microvision, Inc.*		2,253	6,151
MTS Systems Corp.		2,472	131,238
Multi Fineline Electronix, Inc.*		1,434	39,363
NeoPhotonics Corp.*		1,460	6,906
Newport Corp.*		5,932	105,115
OSI Systems, Inc.*		3,049	186,904
Park Electrochemical Corp.		3,360	101,573
PC Connection, Inc.		1,601	13,160
Plexus Corp.*		5,685	198,918
Power-One, Inc.*		11,098	50,496
Pulse Electronics Corp.		6,943	17,427
RadiSys Corp.*		3,058	22,629
Reald, Inc.*		6,661	89,923
Richardson Electronics Ltd.		2,187	26,200
Rofin-Sinar Technologies, Inc.*		4,525	119,324
Rogers Corp.*		2,583	100,091
Sanmina-SCI Corp.*		12,813	146,709
ScanSource, Inc.*		4,280	159,730
SYNNEX Corp.*		3,996	152,407
TTM Technologies, Inc.*		8,420	96,746
Universal Display Corp.*		6,186	225,975
Viasystems Group, Inc.*		458	8,693
Vishay Precision Group, Inc.*		1,976	29,304
X-Rite, Inc.*		4,431	20,117
Zygo Corp.*		2,562	50,138

			5,130,277

ENERGY EQUIPMENT & SERVICES – 1.8%
Basic Energy Services, Inc.*		3,905	67,752
Bristow Group, Inc.		5,831	278,314
C&J Energy Services, Inc.*		1,947	34,637
Cal Dive International, Inc.*		15,387	50,777
Dawson Geophysical Co.*		1,270	43,624
Dril-Quip, Inc.*		5,488	356,830
Exterran Holdings, Inc.*		10,321	136,134
Geokinetics, Inc.*		1,786	3,143
Global Geophysical Services, Inc.*		2,954	31,342
Gulf Island Fabrication, Inc.		2,314	67,731
Gulfmark Offshore, Inc., Class A*		3,796	174,464
Heckmann Corp.*		16,210	69,865
Helix Energy Solutions Group, Inc.*		16,939	301,514
Hercules Offshore, Inc.*		20,827	98,512
Hornbeck Offshore Services, Inc.*		4,956	208,301

	Country Code**	Shares	Value
Ion Geophysical Corp.*		21,002	$135,463
Key Energy Services, Inc.*		19,961	308,397
Lufkin Industries, Inc.		5,378	433,736
Matrix Service Co.*		4,152	58,169
Mitcham Industries, Inc.*		1,921	43,146
Natural Gas Services Group, Inc.*		2,063	27,232
Newpark Resources*		14,411	118,026
OYO Geospace Corp.*		704	74,152
Parker Drilling Co.*		18,533	110,642
Phi, Inc.*		2,106	48,754
Pioneer Drilling Co.*		9,954	87,595
RigNet, Inc.*		964	16,899
Tesco Corp.*	CA	4,887	69,346
TETRA Technologies, Inc.*		12,198	114,905
Union Drilling, Inc.*		2,598	14,445
Vantage Drilling Co.*	KY	28,321	45,314
Willbros Group, Inc.*		6,493	21,037

			3,650,198

FOOD & STAPLES RETAILING – 1.1%
Arden Group, Inc., Class A		183	16,633
Casey’s General Stores, Inc.		6,080	337,197
Chefs’ Warehouse Holdings, LLC*		1,568	36,284
Harris Teeter Supermarkets, Inc.		7,875	315,787
Ingles Markets, Inc.		2,093	36,920
Nash Finch Co.		1,866	53,032
PriceSmart, Inc.		2,851	207,581
Rite Aid Corp.*		94,344	164,159
Roundy’s, Inc.*		3,073	32,881
Spartan Stores, Inc.		3,641	65,975
Susser Holdings Corp.*		1,504	38,608
The Andersons, Inc.		2,957	143,976
The Fresh Market, Inc.*		4,511	216,302
The Pantry, Inc.*		3,763	48,957
United Natural Foods, Inc.*		7,756	361,895
Village Super Market, Inc.		1,036	32,727
Weis Markets, Inc.		1,768	77,085

			2,185,999

FOOD PRODUCTS – 1.3%
Alico, Inc.		606	14,005
B&G Foods, Inc.		7,672	172,697
Cal-Maine Foods, Inc.		2,294	87,768
Calavo Growers, Inc.		1,835	49,141
Chiquita Brands International, Inc.*		7,350	64,607
Darling International, Inc.*		18,719	326,085
Diamond Foods, Inc.		3,525	80,440
Dole Food Co., Inc.*		5,572	55,609
Farmer Brothers Co.*		1,092	11,892
Fresh Del Monte Produce, Inc.	KY	5,805	132,586
Griffin Land & Nurseries, Inc.		414	10,934
Hain Celestial Group, Inc.*		5,745	251,688
Imperial Sugar Co.		1,913	8,972
J & J Snack Foods Corp.		2,264	118,769
Lancaster Colony Corp.		3,002	199,513
Lifeway Foods, Inc.*		802	7,419
Limoneira Co.		1,322	22,329

SCSM BLACKROCK SMALL CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
Omega Protein Corp.*		3,190	$24,276
Pilgrim’s Pride Corp.*		9,879	73,697
Sanderson Farms, Inc.		3,541	187,779
Seneca Foods Corp.*		1,470	38,720
Smart Balance, Inc.*		9,671	63,925
Snyders-Lance, Inc.		7,549	195,142
Tootsie Roll Industries, Inc.		3,978	91,125
TreeHouse Foods, Inc.*		5,681	338,019

			2,627,137

GAS UTILITIES – 1.0%
Chesapeake Utilities Corp.		1,535	63,119
New Jersey Resources Corp.		6,636	295,767
Northwest Natural Gas Co.		4,281	194,357
Piedmont Natural Gas Co.		11,550	358,858
South Jersey Industries, Inc.		4,827	241,543
Southwest Gas Corp.		7,358	314,481
The Laclede Group, Inc.		3,628	141,565
WGL Holdings, Inc.		8,226	334,798

			1,944,488

HEALTH CARE EQUIPMENT & SUPPLIES – 3.0%
Abaxis, Inc.*		3,581	104,315
ABIOMED, Inc.*		5,112	113,435
Accuray, Inc.*		11,022	77,815
Align Technology, Inc.*		9,796	269,880
Alphatec Holdings, Inc.*		8,640	20,477
Analogic Corp.		1,997	134,877
Angiodynamics, Inc.*		3,850	47,163
Antares Pharma, Inc.*		14,129	45,637
Arthrocare Corp.*		4,351	116,824
AtriCure, Inc.*		2,196	21,850
Atrion Corp.		255	53,604
Bacterin International Holdings, Inc.*		3,713	8,985
BioLase Technology, Inc.*		5,168	14,004
Cantel Medical Corp.		3,209	80,514
Cardiovascular Systems, Inc.*		2,262	20,924
Cerus Corp.*		8,248	33,157
Conceptus, Inc.*		5,059	72,748
CONMED Corp.		4,509	134,684
Cryolife, Inc.*		4,621	24,353
Cyberonics, Inc.*		4,520	172,348
Cynosure, Inc., Class A*		1,571	28,058
Delcath Systems, Inc.*		8,060	25,308
Dexcom, Inc.*		10,664	111,226
Dynavox, Inc., Class A*		1,495	4,605
Endologix, Inc.*		7,895	115,662
Exactech, Inc.*		1,336	21,176
Greatbatch, Inc.*		3,779	92,661
Haemonetics Corp.*		4,102	285,827
Hansen Medical, Inc.*		8,095	24,285
Heartware International, Inc.*		1,903	125,008
ICU Medical, Inc.*		1,966	96,649
Insulet Corp.*		7,309	139,894
Integra Lifesciences Holdings Corp.*		3,116	108,094
Invacare Corp.		4,650	77,050
Iris International, Inc.*		2,850	38,504
Kensey Nash Corp.		1,321	38,652
Mako Surgical Corp.*		5,128	216,145

	Country Code**	Shares	Value
Masimo Corp.*		8,400	$196,392
Medical Action Industries, Inc.*		2,689	15,381
Meridian Bioscience, Inc.		6,530	126,551
Merit Medical Systems, Inc.*		6,758	83,934
Natus Med, Inc.*		4,761	56,799
Navidea Biopharmaceuticals, Inc.*		16,007	52,503
Neogen Corp.*		3,700	144,559
NuVasive, Inc.*		6,735	113,417
Nxstage Medical, Inc.*		7,119	137,183
OraSure Technologies, Inc.*		7,565	86,922
Orthofix International NV*	AN	2,906	109,207
Palomar Medical Technologies, Inc.*		3,170	29,608
Quidel Corp.*		4,618	84,833
Rockwell Medical Technologies, Inc.*		2,623	24,814
RTI Biologics, Inc.*		8,873	32,830
Solta Medical, Inc.*		9,630	29,179
Spectranetics Corp.*		5,400	56,160
Staar Surgical Co.*		5,730	62,056
Stereotaxis, Inc.*		7,572	4,922
STERIS Corp.		9,474	299,568
Surmodics, Inc.*		2,463	37,856
Symmetry Medical, Inc.*		5,861	41,437
Synergetics USA, Inc.*		3,723	24,200
Tornier NV*	NL	1,652	42,456
Unilife Corp.*		10,586	42,979
Uroplasty, Inc.*		3,560	10,716
Vascular Solutions, Inc.*		2,822	30,449
Volcano Corp.*		8,349	236,694
West Pharmaceutical Services, Inc.		5,373	228,514
Wright Medical Group, Inc.*		6,282	121,368
Young Innovations, Inc.		885	27,364
Zeltiq Aesthetics, Inc.*		1,126	6,947
Zoll Medical Corp.*		3,501	324,298

			6,038,494

HEALTH CARE PROVIDERS & SERVICES – 2.7%
Accretive Health, Inc.*		6,406	127,928
Air Methods Corp.*		1,815	158,359
Alliance Healthcare Services, Inc.*		3,866	5,799
Almost Family, Inc.*		1,339	34,827
Amedisys, Inc.*		4,652	67,268
AMN Healthcare Services, Inc.*		6,465	39,178
AmSurg Corp.*		5,004	140,012
Assisted Living Concepts, Inc., Class A		3,180	52,820
Bio-Reference Labs, Inc.*		3,894	91,548
Bioscrip, Inc.*		6,386	43,361
Capital Senior Living Corp.*		4,419	40,832
CardioNet, Inc.*		4,021	12,385
Centene Corp.*		8,035	393,474
Chemed Corp.		3,195	200,263
Chindex International, Inc.*		1,854	17,613
Corvel Corp.*		1,037	41,366

SCSM BLACKROCK SMALL CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued) March 31, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
Cross Country Healthcare, Inc.*		4,693	$23,512
Emeritus Corp.*		4,845	85,563
ExamWorks Group, Inc.*		4,372	54,300
Five Star Quality Care, Inc.*		6,956	23,720
Gentiva Health Services, Inc.*		4,903	42,852
Hanger Orthopedic Group, Inc.*		5,351	116,973
HEALTHSOUTH Corp.*		15,244	312,197
Healthways, Inc.*		5,479	40,325
HMS Holdings Corp.*		13,562	423,270
IPC The Hospitalist Co.*		2,597	95,855
Kindred Healthcare, Inc.*		8,380	72,403
Landauer, Inc.		1,522	80,696
LHC Group, Inc.*		2,565	47,529
Magellan Health Services, Inc.*		4,533	221,256
Metropolitan Health Networks, Inc.*		6,808	63,791
MModal, Inc.*		5,428	57,265
Molina Healthcare, Inc.*		4,492	151,066
MWI Veterinary Supply, Inc.*		1,999	175,912
National Healthcare Corp.		1,619	73,762
National Research Corp.		277	11,894
Owens & Minor, Inc.		10,189	309,847
Pharmerica Corp.*		4,702	58,446
Providence Service Corp.*		2,072	32,137
PSS World Medical, Inc.*		8,218	208,244
RadNet, Inc.*		5,201	16,539
Select Medical Holdings Corp.*		6,607	50,808
Skilled Healthcare Group, Inc., Class A*		3,070	23,516
Sun Healthcare Group, Inc.*		4,098	28,030
Sunrise Senior Living, Inc.*		9,270	58,586
Team Health Holdings, Inc.*		4,228	86,928
The Ensign Group, Inc.		2,645	71,838
Triple-S Management Corp., Class B*	PR	3,189	73,666
U.S. Physical Therapy, Inc.		1,878	43,288
Universal American Corp.		5,184	55,884
Vanguard Health Systems, Inc.*		4,910	48,413
WellCare Health Plans, Inc.*		6,824	490,509

			5,297,853

HEALTH CARE TECHNOLOGY – 0.6%
athenahealth, Inc.*		5,577	413,367
Computer Programs and Systems, Inc.		1,794	101,397
ePocrates, Inc.*		1,095	9,395
Greenway Medical Technologies, Inc.*		1,228	18,764
HealthStream, Inc.*		2,941	68,202
MedAssets, Inc.*		7,709	101,450
Medidata Solutions, Inc.*		3,401	90,603
Merge Healthcare, Inc.*		9,012	52,720
Omnicell, Inc.*		5,359	81,510
Quality Systems, Inc.		6,193	270,820
Transcend Services, Inc.*		1,397	41,002

			1,249,230

	Country Code**	Shares	Value
HOTELS, RESTAURANTS & LEISURE – 2.9%
AFC Enterprises, Inc.*		4,009	$67,993
Ambassadors Group, Inc.		3,004	16,071
Ameristar Casinos, Inc.		5,070	94,454
Benihana, Inc.		2,376	31,007
Biglari Holdings, Inc.*		196	78,959
BJ’s Restaurants, Inc.*		3,853	193,999
Bob Evans Farms, Inc.		4,851	182,980
Boyd Gaming Corp.*		8,841	69,313
Bravo Brio Restaurant Group, Inc.*		3,094	61,756
Buffalo Wild Wings, Inc.*		2,946	267,173
Caesars Entertainment Corp.*		5,894	86,813
Caribou Coffee Co., Inc.*		2,091	38,976
Carrols Restaurant Group, Inc.*		2,094	31,933
CEC Entertainment, Inc.		2,885	109,370
Churchill Downs, Inc.		1,998	111,688
Cracker Barrel Old Country Store, Inc.		3,670	204,786
Dennys Corp.*		16,042	64,810
DineEquity, Inc.*		2,467	122,363
Domino’s Pizza, Inc.		9,331	338,715
Einstein Noah Restaurant Group, Inc.		981	14,636
Gaylord Entertainment Co.*		5,696	175,437
International Speedway Corp., Class A		4,692	130,203
Interval Leisure Group, Inc.		6,409	111,517
Isle of Capri Casinos, Inc.*		3,103	21,907
Jack In The Box, Inc.*		7,014	168,126
Jamba, Inc.*		10,638	22,021
Krispy Kreme Doughnuts, Inc.*		9,491	69,284
Life Time Fitness, Inc.*		6,776	342,662
Luby’s, Inc.*		3,182	19,315
Marcus Corp.		3,261	40,926
Monarch Casino & Resort, Inc.*		1,544	15,903
Morgans Hotel Group*		3,567	17,657
Multimedia Games Holding Company, Inc.*		4,224	46,295
O’Charley’s, Inc.*		3,044	29,953
Orient-Express Hotels Ltd.*	BM	15,176	154,795
P.F. Chang’s China Bistro, Inc.		3,440	135,949
Papa John’s International, Inc.*		3,004	113,131
Peet’s Coffee & Tea, Inc.*		2,043	150,569
Pinnacle Entertainment, Inc.*		9,854	113,420
Red Lion Hotels Corp.*		2,273	18,661
Red Robin Gourmet Burgers, Inc.*		2,098	78,025
Ruby Tuesday, Inc.*		10,370	94,678
Ruth’s Chris Steak House, Inc.*		5,452	41,381
Scientific Games Corp., Class A*		9,239	107,727
Shuffle Master, Inc.*		8,619	151,694
Six Flags Entertainment Corp.		6,664	311,675
Sonic Corp.*		10,025	76,992
Speedway Motorsports, Inc.		1,863	34,801
Texas Roadhouse, Inc., Class A		10,068	167,531
The Cheesecake Factory, Inc.*		8,747	257,074

SCSM BLACKROCK SMALL CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued) March 31, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
Town Sports International Holdings, Inc.*		3,313	$41,843
Vail Resorts, Inc.		5,744	248,428

			5,697,375

HOUSEHOLD DURABLES – 0.8%
American Greetings Corp.		6,105	93,651
Beazer Homes USA, Inc.*		11,849	38,509
Blyth, Inc.		829	62,034
Cavco Industries, Inc.*		1,097	51,098
CSS Industries, Inc.		1,293	25,162
Ethan Allen Interiors, Inc.		3,855	97,609
Furniture Brands International, Inc.*		6,635	11,147
Helen of Troy Ltd.*	BM	4,940	168,009
Hovnanian Enterprises, Inc., Class A*		10,213	25,022
Irobot Corp.*		3,778	102,988
KB Home		12,436	110,680
La-Z-Boy, Inc.*		8,377	125,320
Libbey, Inc.*		3,184	41,201
Lifetime Brands, Inc.		1,533	17,231
M.D.C. Holdings, Inc.		5,977	154,147
M/I Homes, Inc.*		3,010	37,204
Meritage Homes Corp.*		4,444	120,255
Sealy Corp.*		8,359	16,885
Skullcandy, Inc.*		1,497	23,698
Skyline Corp.		1,211	9,264
Standard Pacific Corp.*		17,225	76,823
The Ryland Group, Inc.		7,088	136,657
Universal Electronics, Inc.*		2,382	47,592
Zagg, Inc.*		3,546	37,694

			1,629,880

HOUSEHOLD PRODUCTS – 0.1%
Central Garden and Pet Co., Class A*		6,803	65,513
Harbinger Group, Inc.*		1,410	7,304
Oil-Dri Corp. of America		795	16,926
Spectrum Brands Holdings, Inc.*		2,687	93,937
WD-40 Co.		2,586	117,275

			300,955

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS – 0.2%
Atlantic Power Corp.	CA	18,227	252,262
Dynegy, Inc.*		17,481	9,789
Genie Energy Ltd., Class B		2,296	22,202
Ormat Technologies, Inc.		2,894	58,314

			342,567

INDUSTRIAL CONGLOMERATES – 0.2%
Raven Industries, Inc.		2,887	176,136
Seaboard Corp.*		50	97,550
Standex International Corp.		2,027	83,492

			357,178

INSURANCE – 2.6%
Alterra Capital Holdings Ltd.	BM	14,645	336,542

	Country Code**	Shares	Value
American Equity Investment Life Holding Co.		9,522	$121,596
American Safety Insurance Holdings, Ltd.*	BM	1,737	32,742
AMERISAFE, Inc.*		3,071	75,977
Amtrust Financial Services, Inc.		3,942	105,961
Argo Group International Holdings, Inc.	BM	4,453	133,011
Baldwin & Lyons, Inc., Class B		1,404	31,422
Citizens, Inc.*		5,933	58,618
CNO Financial Group, Inc.*		35,633	277,225
Crawford & Co., Class B		4,423	21,673
Delphi Financial Group, Inc.		7,723	345,759
Donegal Group, Inc.		1,304	17,826
eHealth, Inc.*		3,324	54,214
EMC Insurance Group, Inc.		867	17,418
Enstar Group Ltd.*	BM	1,106	109,483
FBL Financial Group, Inc.		2,032	68,478
First American Financial Corp.		16,964	282,111
Flagstone Reinsurance Holdings SA	LU	8,746	68,831
Fortegra Financial Corp.*		999	8,352
Global Indemnity PLC*	IE	2,156	42,020
Greenlight Capital Re, Ltd., Class A*	KY	4,590	113,052
Hallmark Financial Services, Inc.*		2,021	15,946
Harleysville Group, Inc.		1,998	115,285
Hilltop Holdings, Inc.*		6,656	55,844
Horace Mann Educators Corp.		6,536	115,164
Independence Holding Co.		1,216	12,111
Infinity Property & Casualty Corp.		2,068	108,218
Kansas City Life Insurance Co.		713	22,959
Maiden Holdings Ltd.	BM	8,436	75,924
Meadowbrook Insurance Group, Inc.		8,888	82,925
Montpelier Re Holdings Ltd.	BM	10,157	196,233
National Financial Partners Corp.*		6,581	99,636
National Interstate Corp.		1,155	29,545
National Western Life Insurance Co.		343	46,946
Navigators Group, Inc.*		1,830	86,449
OneBeacon Insurance Group Ltd., Class A	BM	3,706	57,110
Phoenix Cos., Inc.*		18,278	44,781
Platinum Underwriters Holdings Ltd.	BM	5,751	209,912
Presidential Life Corp.		3,485	39,834
Primerica, Inc.		4,796	120,907
ProAssurance Corp.		4,961	437,114
RLI Corp.		2,996	214,633
Safety Insurance Group, Inc.		2,119	88,235
SeaBright Insurance Holdings, Inc.		3,299	29,988
Selective Insurance Group, Inc.		8,766	154,369
State Auto Financial Corp.		2,408	35,181

SCSM BLACKROCK SMALL CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
Stewart Information Services Corp.		2,983	$42,388
Symetra Financial Corp.		10,813	124,674
Tower Group, Inc.		5,996	134,490
United Fire Group, Inc.		3,595	64,315
Universal Insurance Holdings, Inc.		3,334	12,969

			5,196,396

INTERNET & CATALOG RETAIL – 0.3%
1-800-Flowers.com, Inc., Class A*		4,057	12,293
Blue Nile, Inc.*		1,929	63,618
Geeknet, Inc.*		748	10,816
HSN, Inc.		6,369	242,213
NutriSystem, Inc.		4,343	48,772
Orbitz Worldwide, Inc.*		3,552	10,834
Overstock.com, Inc.*		1,896	9,935
PetMed Express Common, Inc.		3,256	40,309
Shutterfly, Inc.*		4,754	148,943
US Auto Parts Network, Inc.*		2,453	8,855
ValueVision Media, Inc., Class A*		6,087	12,600

			609,188

INTERNET SOFTWARE & SERVICES – 1.7%
Active Network, Inc.*		2,130	35,848
Ancestry.com, Inc.*		5,034	114,473
Angie’s List, Inc.*		1,739	32,850
Bankrate, Inc.*		3,712	91,872
Bazaarvoice, Inc.*		1,747	34,713
Brightcove, Inc.*		921	22,841
Carbonite, Inc.*		1,239	13,641
ComScore, Inc.*		5,062	108,276
Constant Contact, Inc.*		4,690	139,715
Cornerstone OnDemand, Inc.*		1,866	40,753
DealerTrack Holdings, Inc.*		6,586	199,292
Demand Media, Inc.*		1,402	10,165
Dice Holdings, Inc.*		7,876	73,483
Digital River, Inc.*		5,934	111,025
Earthlink, Inc.		17,785	142,102
Envestnet, Inc.*		3,207	40,152
FriendFinder Networks, Inc.*		807	1,098
InfoSpace, Inc.*		6,338	81,190
Internap Network Services Corp.*		8,437	61,928
Intralinks Holdings, Inc.*		5,324	28,164
j2 Global, Inc.		7,316	209,823
Keynote Systems, Inc.		2,373	46,891
Kit Digital, Inc.*		6,143	44,230
Limelight Networks, Inc.*		10,105	33,245
Liquidity Services, Inc.*		3,028	135,654
LivePerson, Inc.*		8,383	140,583
Logmein, Inc.*		3,236	114,004
Loopnet, Inc.*		2,772	52,058
Marchex, Inc., Class B		3,692	16,466
Move, Inc.*		6,245	60,639
NIC, Inc.		10,178	123,459
Opentable, Inc.*		3,759	152,127
Openwave Systems, Inc.*		14,292	32,443
Perficient, Inc.*		3,856	46,311

	Country Code**	Shares	Value
Quepasa Corp.*		1,202	$5,337
Quinstreet, Inc.*		4,403	46,188
RealNetworks, Inc.		3,445	34,243
Responsys, Inc.*		1,455	17,416
Saba Software, Inc.*		4,754	46,637
SciQuest, Inc.*		1,956	29,809
SPS Commerce, Inc.*		1,342	36,073
Stamps.com, Inc.*		1,897	52,888
Support.com, Inc.*		8,074	25,433
TechTarget, Inc.*		2,386	16,535
Travelzoo, Inc.*		929	21,367
United Online, Inc.		14,283	69,844
ValueClick, Inc.*		12,583	248,388
Vocus, Inc.*		2,793	37,007
Web.com Group, Inc.*		4,683	67,576
XO Group, Inc.*		4,160	39,062
Zillow, Inc.*		666	23,703
Zix Corp.*		9,862	28,698

			3,437,718

IT SERVICES – 1.9%
Acxiom Corp.*		13,008	190,957
CACI International, Inc., Class A*		4,234	263,736
Cardtronics, Inc.*		6,893	180,941
Cass Information Systems, Inc.		1,502	60,005
Ciber, Inc.*		10,281	43,591
Computer Task Group, Inc.*		2,461	37,703
Convergys Corp.*		16,875	225,281
CSG Systems International, Inc.*		5,616	85,026
Dynamics Research Corp.*		1,440	13,882
Echo Global Logistics, Inc.*		1,792	28,851
Euronet Worldwide, Inc.*		8,159	170,441
Exlservice Holdings, Inc.*		2,686	73,704
Forrester Research, Inc.		2,382	77,177
Heartland Payment Systems, Inc.		6,162	177,712
Higher One Holdings, Inc.*		4,958	74,122
iGATE Corp.*		4,991	83,649
Jack Henry & Associates, Inc.		13,831	471,914
Lionbridge Technologies, Inc.*		10,042	28,921
Mantech International Corp., Class A		3,706	127,709
MAXIMUS, Inc.		5,572	226,613
ModusLink Global Solutions, Inc.*		6,709	36,229
MoneyGram International, Inc.*		1,748	31,464
NCI, Inc., Class A*		1,215	7,764
PRGX Global, Inc.*		3,289	20,688
Sapient Corp.		17,584	218,921
ServiceSource International, Inc.*		1,642	25,418
Stream Global Services, Inc.*		1,186	3,902
Syntel, Inc.		2,462	137,872
Teletech Holdings, Inc.*		4,107	66,123
The Hackett Group, Inc.*		4,710	28,119
TNS, Inc.*		4,121	89,549
Unisys Corp.*		6,906	136,186

SCSM BLACKROCK SMALL CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
Virtusa Corp.*		2,482	$42,864
Wright Express Corp.*		6,186	400,420

			3,887,454

LEISURE EQUIPMENT & PRODUCTS – 0.5%
Arctic Cat, Inc.*		1,945	83,304
Black Diamond, Inc.*		2,848	26,373
Brunswick Corp.		14,252	366,989
Callaway Golf Co.		10,370	70,101
JAKKS Pacific, Inc.		4,388	76,571
Johnson Outdoors, Inc., Class A*		804	15,356
Leapfrog Enterprises, Inc.*		6,531	54,599
Marine Products Corp.		1,819	10,823
Smith & Wesson Holding Corp.*		9,588	74,307
Steinway Musical Instruments, Inc.*		1,103	27,575
Sturm Ruger & Co., Inc.		3,016	148,086
Summer Infant, Inc.*		2,146	12,876

			966,960

LIFE SCIENCES TOOLS & SERVICES – 0.4%
Affymetrix, Inc.*		11,091	47,359
Albany Molecular Research, Inc.*		3,625	9,788
BG Medicine, Inc.*		1,343	9,428
Cambrex Corp.*		4,704	32,881
Complete Genomics, Inc.*		1,746	4,924
Enzo Biochem, Inc.*		6,426	17,286
eResearchTechnology, Inc.*		7,889	61,692
Fluidigm Corp.*		1,100	17,303
Furiex Pharmaceuticals, Inc.*		1,534	36,248
Harvard Bioscience, Inc.*		3,691	14,469
Luminex Corp.*		5,997	140,030
MEDTOX Scientific, Inc.*		1,192	20,097
Pacific Biosciences of California, Inc.*		5,701	19,497
Parexel International Corp.*		9,451	254,893
Sequenom, Inc.*		18,101	73,671

			759,566

MACHINERY – 3.3%
Accuride Corp.*		6,538	56,815
Actuant Corp., Class A		10,969	317,991
Alamo Group, Inc.		1,065	32,014
Albany International Corp.		4,382	100,567
Altra Holdings, Inc.*		4,361	83,731
American Railcar Industries, Inc.*		1,605	37,734
Ampco-Pittsburgh Corp.		1,428	28,746
Astec Industries, Inc.*		3,174	115,788
Barnes Group, Inc.		8,680	228,371
Blount International, Inc.*		7,742	129,137
Briggs & Stratton Corp.		8,047	144,283
Cascade Corp.		1,449	72,624
Chart Industries, Inc.*		4,706	345,091
CIRCOR International, Inc.		2,731	90,860
CLARCOR, Inc.		8,083	396,795
Colfax Corp.*		8,276	291,646
Columbus McKinnon Corp.*		3,075	50,092

	Country Code**	Shares	Value
Commercial Vehicle Group, Inc.*		4,635	$56,593
Douglas Dynamics, Inc.		3,029	41,649
Dynamic Materials Corp.		2,135	45,070
Energy Recovery, Inc.*		7,678	17,659
EnPro Industries, Inc.*		3,290	135,219
Esco Technologies, Inc.		4,233	155,648
Federal Signal Corp.*		9,929	55,205
Flow International Corp.*		7,285	29,286
FreightCar America, Inc.		1,913	43,023
Gorman-Rupp Co.		2,468	72,016
Graham Corp.		1,589	34,783
Hurco Cos., Inc.*		1,020	28,815
John Bean Technologies Corp.		4,647	75,282
Kadant, Inc.*		1,910	45,496
Kaydon Corp.		5,216	133,060
LB Foster Co.		1,433	40,855
Lindsay Corp.		2,008	133,070
Lydall, Inc.*		2,860	29,143
Meritor, Inc.*		15,098	121,841
Met-Pro Corp.		2,345	24,763
Middleby Corp.*		2,989	302,427
Miller Industries, Inc.		1,729	29,255
Mueller Industries, Inc.		6,064	275,609
Mueller Water Products, Inc., Class A		25,172	83,823
NACCO Industries, Inc., Class A		925	107,642
NN, Inc.*		2,758	22,505
Omega Flex, Inc.*		437	5,550
PMFG, Inc.*		3,313	49,728
Proto Labs, Inc.*		792	26,999
RBC Bearings, Inc.*		3,503	161,593
Robbins & Myers, Inc.		6,317	328,800
Sauer-Danfoss, Inc.		1,834	86,198
Sun Hydraulics, Inc.		3,221	84,261
Tecumseh Products Co., Class A*		2,695	10,834
Tennant Co.		3,057	134,508
The Greenbrier Cos., Inc.*		3,204	63,407
Titan International, Inc.		6,748	159,590
Trimas Corp.*		4,126	92,381
Twin Disc, Inc.		1,390	36,265
Wabash National Corp.*		10,891	112,722
Watts Water Technologies, Inc., Class A		4,816	196,252
Woodward Governor Co.		9,843	421,576
Xerium Technologies, Inc.*		1,674	10,797

			6,643,483

MARINE – 0.1%
Baltic Trading Ltd.	MH	2,666	11,064
Eagle Bulk Shipping, Inc.*	MH	10,001	19,402
Excel Maritime Carriers Ltd.*	LR	7,471	14,942
Genco Shipping & Trading Ltd.*	MH	5,620	35,743
International Shipholding Corp.		884	20,412
Ultrapetrol Bahamas Ltd.*	BS	3,395	6,790

			108,353

SCSM BLACKROCK SMALL CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
MEDIA – 1.3%
AH Belo Corp.		3,091	$15,115
Arbitron, Inc.		4,348	160,789
Belo Corp., Class A		14,752	105,772
Central European Media Enterprises Ltd., Class A*	BM	5,848	41,521
Cinemark Holdings, Inc.		14,916	327,406
Crown Media Holdings, Inc., Class A*		5,611	8,921
Cumulus Media, Inc., Class A*		5,852	20,423
Dial Global, Inc.*		687	1,601
Digital Domain Media Group, Inc.*		630	3,585
Digital Generation, Inc.*		4,323	44,138
Entercom Communications Corp., Class A*		3,774	24,493
Entravision Communications Corp., Class A		8,397	14,359
Fisher Communications, Inc.*		1,375	42,240
Global Sources Ltd.*	BM	1,885	11,612
Gray Television, Inc.*		8,430	15,933
Harte-Hanks, Inc.		7,212	65,269
Journal Communications, Inc., Class A*		7,013	39,483
Knology, Inc.*		4,866	88,561
LIN TV Corp., Class A*		4,637	18,780
Lions Gate Entertainment Corp.*	CA	7,286	101,421
Live Nation, Inc.*		22,546	211,932
Martha Stewart Living Omnimedia, Inc., Class A		4,266	16,253
McClatchy Co., Class A*		9,575	27,672
MDC Partners, Inc., Class A	CA	3,999	44,469
Meredith Corp.		5,804	188,398
National CineMedia, Inc.		8,785	134,411
Nexstar Broadcasting Group, Inc., Class A*		1,651	13,720
Outdoor Channel Holdings, Inc.		2,293	16,762
ReachLocal, Inc.*		1,734	12,363
Rentrak Corp.*		1,499	34,027
Saga Communications, Inc., Class A*		603	21,587
Scholastic Corp.		4,226	149,093
Sinclair Broadcast Group, Inc.		8,159	90,239
The E.W. Scripps Co., Class A*		4,955	48,906
The New York Times Co., Class A*		21,928	148,891
Valassis Communications, Inc.*		7,186	165,278
Value Line, Inc.		144	1,768
World Wrestling Entertainment, Inc.		4,369	38,753

			2,515,944

METALS & MINING – 1.5%
AMCOL International Corp.		3,872	114,185
Castle AM Co.*		2,585	32,700
Century Aluminum Co.*		8,365	74,281
Coeur D’Alene Mines Corp.*		14,380	341,381

	Country Code**	Shares	Value
General Moly Inc.*		10,567	$35,399
Globe Specialty Metals, Inc.		10,023	149,042
Gold Resource Corp.		4,487	109,079
Golden Minerals Co.*		4,554	38,390
Golden Star Resources Ltd.*	CA	41,932	77,994
Handy & Harman Ltd.*		923	13,328
Haynes International, Inc.		1,942	123,026
Hecla Mining Co.		44,763	206,805
Horsehead Holding Corp.*		7,078	80,618
Jaguar Mining, Inc.*	CA	13,677	63,872
Kaiser Aluminum Corp.		2,594	122,592
Materion Corp.*		3,299	94,780
McEwen Mining, Inc.*		17,074	75,809
Metals USA Holdings Corp.*		1,768	25,477
Midway Gold Corp.*	CA	13,946	19,943
Noranda Aluminum Holding Corp.		3,689	36,779
Olympic Steel, Inc.		1,452	34,848
Paramount Gold and Silver Corp.*		18,340	41,448
Redcorp Ventures Ltd.*(1)	CA	91,400	—
Revett Minerals, Inc.*	CA	4,209	17,594
RTI International Metals, Inc.*		4,803	110,757
Stillwater Mining Co.*		18,516	234,042
SunCoke Energy, Inc.*		11,261	160,019
Thompson Creek Metals Co., Inc.*	CA	24,377	164,789
Universal Stainless & Alloy*		1,145	48,914
US Energy Corp.*		4,016	12,691
US Silica Holdings, Inc.*		1,885	39,472
Vista Gold Corp.*	CA	11,354	35,652
Worthington Industries, Inc.		8,578	164,526

			2,900,232

MULTI-LINE RETAIL – 0.2%
Bon-Ton Stores, Inc.		2,007	18,544
Fred’s, Inc.		5,990	87,514
Gordmans Stores, Inc.*		809	17,774
Saks, Inc.*		18,544	215,296
Tuesday Morning Corp.*		7,063	27,122

			366,250

MULTI-UTILITIES – 0.4%
Avista Corp.		9,258	236,819
Black Hills Corp.		7,062	236,789
CH Energy Group, Inc.		2,505	167,159
NorthWestern Corp.		5,820	206,377

			847,144

OIL, GAS & CONSUMABLE FUELS – 4.5%
Abraxas Petroleum Corp.*		13,122	40,941
Alon USA Energy, Inc.		1,936	17,521
Amyris, Inc.*		2,964	15,354
Apco Oil and Gas International, Inc.	KY	1,473	100,414
Approach Resources, Inc.*		4,157	153,601
ATP Oil & Gas Corp.*		7,013	51,546
Berry Petroleum Co., Class A		8,261	389,341
Bill Barrett Corp.*		7,583	197,234
Bonanza Creek Energy, Inc.*		1,602	35,004
BPZ Resources, Inc.*		16,270	65,568

SCSM BLACKROCK SMALL CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
Callon Petroleum Co.*		6,111	$38,438
CAMAC Energy, Inc.*		9,876	9,876
Carrizo Oil & Gas, Inc.*		6,234	176,173
Cheniere Energy, Inc.*		24,631	368,972
Clayton Williams Energy, Inc.*		956	75,945
Clean Energy Fuels Corp.*		7,911	168,346
Cloud Peak Energy, Inc.*		9,748	155,286
Comstock Resources, Inc.*		7,600	120,308
Contango Oil & Gas Co.*		1,939	114,226
Crimson Exploration, Inc.*		3,348	13,894
Crosstex Energy, Inc.		6,575	92,970
CVR Energy, Inc.*		14,060	376,105
Delek US Holdings, Inc.		2,257	35,006
DHT Maritime, Inc.	MH	10,478	10,059
Endeavour International Corp.*		5,857	69,405
Energy Partners Ltd.*		4,680	77,735
Energy XXi Bermuda Ltd.*	BM	12,053	435,234
Evolution Petroleum Corp.*		2,675	24,877
Frontline Ltd.	BM	8,251	63,450
FX Energy, Inc.*		8,574	46,643
Gastar Exploration Ltd.*	CA	9,636	28,812
Georesources, Inc.*		3,187	104,342
Gevo, Inc.*		967	8,887
GMX Resources, Inc.*		10,470	13,297
Golar LNG Ltd.	BM	6,373	242,493
Goodrich Petroleum Corp.*		4,178	79,466
Green Plains Renewable Energy, Inc.*		2,602	28,076
Gulfport Energy Corp.*		7,327	213,362
Hallador Energy Co.		783	6,922
Harvest Natural Resources, Inc.*		5,492	38,883
Houston American Energy Corp.*		2,815	14,694
Hyperdynamics Corp.*		27,319	35,241
Isramco, Inc.*		167	14,589
James River Coal Co.*		5,695	29,158
Kior, Inc., Class A*		1,763	23,571
Knightsbridge Tankers Ltd.	BM	3,518	50,589
Kodiak Oil & Gas Corp.*	CA	41,271	411,059
L&L Energy, Inc.*		3,575	8,759
Magnum Hunter Resources Corp.*		17,755	113,810
Matador Resources Co.*		2,215	24,254
McMoRan Exploration Co.*		15,758	168,611
Miller Energy Resources, Inc.*		4,910	20,720
Nordic American Tanker Shipping Ltd.	BM	8,495	134,901
Northern Oil and Gas, Inc.*		10,142	210,345
Oasis Petroleum, Inc.*		9,520	293,502
Overseas Shipholding Group, Inc.		4,277	54,018
Panhandle Oil & Gas, Inc., Class A		1,140	33,607
Patriot Coal Corp.*		14,513	90,561
Penn Virginia Corp.		7,348	33,433
Petroleum Development Corp.*		3,749	139,050
PetroQuest Energy, Inc.*		8,996	55,235
Rentech, Inc.*		36,537	75,997
Resolute Energy Corp.*		7,440	84,667

	Country Code**	Shares	Value
REX American Resources Corp.*		944	$28,981
Rex Energy Corp.*		6,630	70,808
Rosetta Resources, Inc.*		8,488	413,875
Sanchez Energy Corp.*		1,602	35,965
Scorpio Tankers, Inc.*	MH	4,899	34,587
SemGroup Corp., Class A*		6,626	193,082
Ship Finance International Ltd.	BM	7,199	110,145
Solazyme, Inc.*		1,725	25,237
Stone Energy Corp.*		7,882	225,346
Swift Energy Co.*		6,812	197,752
Syntroleum Corp.*		14,433	13,928
Targa Resources Corp.		2,639	119,943
Teekay Tankers Ltd., Class A	MH	8,415	51,079
Triangle Petroleum Corp.*		6,908	47,665
Ur-Energy, Inc.*	CA	16,354	19,952
Uranerz Energy Corp.*		10,386	26,173
Uranium Energy Corp.*		12,090	47,151
Uranium Resources, Inc.*		14,409	13,111
USEC, Inc.*		19,410	20,575
VAALCO Energy, Inc.*		8,145	76,970
Venoco, Inc.*		4,670	50,623
Voyager Oil & Gas, Inc.*		7,519	18,271
W&T Offshore, Inc.		5,566	117,331
Warren Resources, Inc.*		11,182	36,453
Western Refining, Inc.		8,458	159,180
Westmoreland Coal Co.*		1,693	18,911
World Fuel Services Corp.		11,354	465,514
Zion Oil & Gas, Inc.*		4,894	12,920

			9,075,911

PAPER & FOREST PRODUCTS – 0.6%
Buckeye Technologies, Inc.		6,367	216,287
Clearwater Paper Corp.*		3,678	122,146
Deltic Timber Corp.		1,719	108,796
KapStone Paper and Packaging Corp.*		6,241	122,948
Louisiana-Pacific Corp.*		21,184	198,070
Neenah Paper, Inc.		2,483	73,845
P.H. Glatfelter Co.		6,963	109,876
Schweitzer-Mauduit International, Inc.		2,588	178,727
Verso Paper Corp.*		2,417	4,544
Wausau Paper Corp.		7,995	74,993

			1,210,232

PERSONAL PRODUCTS – 0.5%
Elizabeth Arden, Inc.*		3,904	136,562
Inter Parfums, Inc.		2,678	42,018
Medifast, Inc.*		2,284	39,879
Natures Sunshine Products, Inc.*		1,808	28,964
Nu Skin Enterprises, Inc.		8,817	510,592
Nutraceutical International Corp.*		1,577	22,961
Prestige Brands Holdings, Inc.*		7,984	139,560
Revlon, Inc., Class A*		1,759	30,343
Schiff Nutrition International, Inc.*		2,019	24,814
Synutra International, Inc.*		2,938	17,275
The Female Health Co.		2,874	15,577

SCSM BLACKROCK SMALL CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
USANA Health Sciences, Inc.*		1,019	$38,039

			1,046,584

PHARMACEUTICALS – 1.9%
Acura Pharmaceuticals, Inc.*		1,789	6,190
Akorn, Inc.*		9,083	106,271
Alimera Sciences, Inc.*		1,887	6,378
Ampio Pharmaceuticals, Inc.*		3,339	11,386
Auxilium Pharmaceuticals, Inc.*		7,617	141,448
Avanir Pharmaceuticals, Inc., Class A*		21,255	72,692
Cadence Pharmaceuticals, Inc.*		8,056	29,807
Columbia Laboratories, Inc.*		12,230	8,683
Corcept Therapeutics, Inc.*		6,570	25,820
Cornerstone Therapeutics, Inc.*		1,354	8,070
Depomed, Inc.*		8,722	54,600
Durect Corp.*		13,388	10,710
Endocyte, Inc.*		2,842	14,153
Hi-Tech Pharmacal Co., Inc.*		1,678	60,291
Impax Laboratories, Inc.*		10,484	257,697
ISTA Pharmaceuticals, Inc.*		5,189	46,753
Jazz Pharmaceuticals PLC*	IE	3,536	171,390
KV Pharmaceutical Co., Class A*		9,108	12,023
Lannett Co, Inc.*		2,688	11,209
Map Pharmaceuticals, Inc.*		3,497	50,217
Medicis Pharmaceutical Corp., Class A		9,912	372,592
Nektar Therapeutics*		18,123	143,534
Obagi Medical Products, Inc.*		2,986	40,012
Optimer Pharmaceuticals, Inc.*		7,350	102,165
Pacira Pharmaceuticals, Inc.*		1,084	12,509
Pain Therapeutics, Inc.*		6,079	21,824
Par Pharmaceutical Cos., Inc.*		5,799	224,595
Pernix Therapeutics Holdings, Inc.*		718	6,462
Pozen, Inc.*		4,448	26,688
Questcor Pharmaceuticals, Inc.*		8,506	319,996
Sagent Pharmaceuticals, Inc.*		1,082	19,335
Salix Pharmaceuticals Ltd.*		9,345	490,612
Santarus Inc.*		8,306	48,590
Sucampo Pharmaceuticals, Inc., Class A*		1,984	14,781
The Medicines Co.*		8,625	173,104
Transcept Pharmaceuticals, Inc.*		838	8,816
ViroPharma, Inc.*		11,360	341,595
Vivus, Inc.*		15,694	350,918
Xenoport, Inc.*		5,740	25,830
Zogenix, Inc.*		3,371	6,742

			3,856,488

PROFESSIONAL SERVICES – 1.5%
Acacia Research - Acacia Technologies*		6,859	286,295
Barrett Business Services, Inc.		1,186	23,518
CBIZ, Inc.*		6,168	38,982
CDI Corp.		2,048	36,721
Costar Group, Inc.*		4,053	279,860

	Country Code**	Shares	Value
CRA International, Inc.*		1,788	$45,093
Dolan Co.*		4,910	44,730
Exponent, Inc.*		2,142	103,930
Franklin Covey Co.*		2,231	20,994
FTI Consulting, Inc.*		6,754	253,410
GP Strategies Corp.*		2,374	41,545
Heidrick & Struggles International, Inc.		2,875	63,336
Hill International, Inc.*		4,249	16,699
Hudson Highland Group, Inc.*		5,012	26,964
Huron Consulting Group, Inc.*		3,536	132,812
ICF International, Inc.*		3,182	80,727
Insperity, Inc.		3,639	111,499
Kelly Services, Inc., Class A		4,293	68,645
Kforce, Inc.*		4,813	71,714
Korn/Ferry International*		7,500	125,625
Mistras Group, Inc.*		2,389	56,906
Navigant Consulting, Inc.*		8,300	115,453
Odyssey Marine Exploration, Inc.*		11,895	36,874
On Assignment, Inc.*		5,878	102,689
Pendrell Corp.*		24,711	64,496
Resources Connection, Inc.		6,842	96,130
RPX Corp.*		1,655	28,069
The Advisory Board Co.*		2,670	236,615
The Corporate Executive Board Co.		5,542	238,361
Trueblue, Inc.*		6,384	114,146
VSE Corp.		643	15,953

			2,978,791

REAL ESTATE INVESTMENT TRUSTS – 9.0%
Acadia Realty Trust		6,755	152,258
AG Mortgage Investment Trust, Inc.		1,650	32,571
Agree Realty Corp.		1,773	40,034
Alexander’s, Inc.		327	128,799
American Assets Trust, Inc.		5,079	115,801
American Campus Communities, Inc.		11,885	531,497
American Capital Mortgage Investment Corp.		2,911	63,372
Anworth Mortgage Asset Corp.		21,685	142,687
Apollo Commercial Real Estate Finance, Inc.		3,218	50,362
ARMOUR Residential REIT, Inc.		28,455	192,071
Ashford Hospitality Trust, Inc.		8,451	76,143
Associated Estates Realty Corp.		6,702	109,511
BioMed Realty Trust, Inc.		24,696	468,730
Campus Crest Communities, Inc.		4,901	57,146
CapLease, Inc.		11,201	45,140
Capstead Mortgage Corp.		14,514	190,279
CBL & Associates Properties, Inc.		23,793	450,164
Cedar Realty Trust, Inc.		9,237	47,293
Chatham Lodging Trust		2,353	29,860
Chesapeake Lodging Trust		5,029	90,371
Cogdell Spencer, Inc.		7,337	31,109

SCSM BLACKROCK SMALL CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
Colonial Properties Trust		14,031	$304,894
Colony Financial, Inc.		5,315	87,060
Coresite Realty Corp.		3,202	75,535
Cousins Properties, Inc.		14,842	112,502
CreXus Investment Corp.		9,286	96,017
CubeSmart		19,691	234,323
CYS Investments, Inc.		17,925	234,638
DCT Industrial Trust, Inc.		39,351	232,171
DiamondRock Hospitality Co.		26,942	277,233
DuPont Fabros Technology, Inc.		9,455	231,175
Dynex Capital, Inc.		8,358	79,819
EastGroup Properties, Inc.		4,323	217,101
Education Realty Trust, Inc.		14,656	158,871
Entertainment Properties Trust		7,468	346,366
Equity Lifestyle Properties, Inc.		5,211	363,415
Equity One, Inc.		8,629	174,478
Excel Trust, Inc.		4,900	59,192
Extra Space Storage, Inc.		15,077	434,067
FelCor Lodging Trust, Inc.*		20,140	72,504
First Industrial Realty Trust, Inc.*		13,799	170,418
First Potomac Realty Trust		8,100	97,929
Franklin Street Properties Corp.		11,536	122,282
Getty Realty Corp.		4,181	65,140
Gladstone Commercial Corp.		1,700	29,257
Glimcher Realty Trust		22,331	228,223
Government Properties Income Trust		5,715	137,789
Hatteras Financial Corp.		12,026	335,525
Healthcare Realty Trust, Inc.		12,472	274,384
Hersha Hospitality Trust		22,384	122,217
Highwoods Properties, Inc.		11,904	396,641
Home Properties, Inc.		7,731	471,668
Hudson Pacific Properties, Inc.		3,539	53,545
Inland Real Estate Corp.		12,539	111,221
Invesco Mortgage Capital, Inc.		18,640	328,996
Investors Real Estate Trust		13,194	101,462
iStar Financial, Inc.*		13,254	96,091
Kilroy Realty Corp.		10,960	510,846
Kite Realty Group Trust		8,978	47,314
LaSalle Hotel Properties		13,637	383,745
Lexington Realty Trust		19,149	172,149
LTC Properties, Inc.		4,826	154,432
Medical Properties Trust, Inc.		21,527	199,771
MFA Financial, Inc.		57,565	430,011
Mid-America Apartment Communities, Inc.		6,555	439,382
Mission West Properties, Inc.		2,879	28,387
Monmouth Real Estate Investment Corp., Class A		6,299	61,352
MPG Office Trust, Inc.*		7,383	17,276
National Health Investors, Inc.		3,909	190,681
National Retail Properties, Inc.		16,820	457,336
Newcastle Investment Corp.		16,769	105,309
Northstar Realty Finance Corp.		17,530	94,837
OMEGA Healthcare Investors, Inc.		16,345	347,495
One Liberty Properties, Inc.		1,649	30,177
Parkway Properties, Inc.		3,504	36,722

	Country Code**	Shares	Value
Pebblebrook Hotel Trust		8,075	$182,333
Pennsylvania Real Estate Investment		8,864	135,353
PennyMac Mortgage Investment Trust		4,598	85,845
Post Properties, Inc.		8,497	398,169
Potlatch Corp.		6,446	202,018
PS Business Parks, Inc.		2,980	195,309
RAIT Financial Trust		7,778	38,657
Ramco-Gershenson Properties Trust		6,232	76,155
Redwood Trust, Inc.		12,663	141,826
Resource Capital Corp.		12,988	70,005
Retail Opportunity Investments Corp.		8,007	96,404
RLJ Lodging Trust		4,464	83,164
Sabra Health Care REIT, Inc.		5,957	97,933
Saul Centers, Inc.		1,116	45,042
Sovran Self Storage, Inc.		4,438	221,146
STAG Industrial, Inc.		2,513	35,081
Starwood Property Trust, Inc.		14,912	313,450
Strategic Hotels & Resorts, Inc.*		28,025	184,404
Summit Hotel Properties, Inc.		4,363	33,072
Sun Communities, Inc.		4,215	182,636
Sunstone Hotel Investors, Inc.*		18,909	184,174
Tanger Factory Outlet Centers, Inc.		13,821	410,898
Terreno Realty Corp.		1,876	26,846
Two Harbors Investment Corp.		33,691	341,627
UMH Properties, Inc.		1,933	21,186
Universal Health Realty Income Trust		1,981	78,507
Urstadt Biddle Properties, Inc., Class A		3,737	73,768
Washington Real Estate Investment Trust		10,556	313,513
Whitestone REIT, Class B		1,145	14,931
Winthrop Realty Trust		4,794	55,562

			18,025,583

REAL ESTATE MANAGEMENT & DEVELOPMENT – 0.1%
AV Homes, Inc.*		1,349	16,431
Consolidated-Tomoka Land Co.		698	20,765
Forestar Group, Inc.*		5,743	88,385
Kennedy-Wilson Holdings, Inc.		4,384	59,184
Tejon Ranch Co.*		2,295	65,729

			250,494

ROAD & RAIL – 1.3%
Amerco		1,387	146,342
Arkansas Best Corp.		4,119	77,478
Avis Budget Group, Inc.*		16,746	236,956
Celadon Group, Inc.		3,238	50,351
Covenant Transport Group, Inc., Class A*		1,175	3,760
Dollar Thrifty Automotive Group*		4,637	375,180
Genesee & Wyoming, Inc., Class A*		6,347	346,419

SCSM BLACKROCK SMALL CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
Heartland Express, Inc.		8,059	$116,533
Knight Transportation, Inc.		9,814	173,315
Marten Transport Ltd.		2,518	55,572
Old Dominion Freight Line, Inc.*		7,600	362,292
Patriot Transportation Holding, Inc.*		976	22,731
Quality Distribution, Inc.*		2,597	35,787
RailAmerica, Inc.*		3,413	73,243
Roadrunner Transportation Systems, Inc.*		1,424	24,706
Saia, Inc.*		2,624	44,634
Swift Transportation Co.*		12,662	146,120
Universal Truckload Services, Inc.		891	13,419
Werner Enterprises, Inc.		7,054	175,363
Zipcar, Inc.*		1,669	24,718

			2,504,919

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 3.3%
Advanced Energy Industries, Inc.*		6,348	83,286
Alpha & Omega Semiconductor Ltd.*	BM	2,452	23,588
Amkor Technology, Inc.*		14,294	87,837
Amtech Systems, Inc.*		1,667	13,886
Anadigics, Inc.*		11,063	26,219
Applied Micro Circuits Corp.*		10,253	71,156
ATMI, Inc.*		4,996	116,407
Axcelis Technologies, Inc.*		17,653	30,363
AXT, Inc.*		5,260	33,401
Brooks Automation, Inc.		10,501	129,477
Cabot Microelectronics Corp.		3,722	144,711
Cavium, Inc.*		7,762	240,156
Ceva, Inc.*		3,698	83,982
Cirrus Logic, Inc.*		10,654	253,565
Cohu, Inc.		3,868	43,979
Cymer, Inc.*		4,889	244,450
Diodes, Inc.*		5,607	129,970
DSP Group, Inc.*		3,875	25,808
Entegris, Inc.*		21,572	201,482
Entropic Communications, Inc.*		13,900	81,037
Exar Corp.*		5,813	48,829
FormFactor, Inc.*		8,040	44,863
FSI International, Inc.*		6,212	30,377
GSI Technology, Inc.*		3,392	14,382
GT Advanced Technologies, Inc.*		18,914	156,419
Hittite Microwave Corp.*		5,015	272,365
Inphi, Corp.*		3,388	48,042
Integrated Device Technology, Inc.*		23,536	168,282
Integrated Silicon Solution, Inc.*		4,305	48,044
Intermolecular, Inc.*		1,651	10,253
IXYS Corp.*		3,840	50,688
Kopin Corp.*		10,878	44,273

	Country Code**	Shares	Value
Kulicke & Soffa Industries, Inc.*		11,502	$142,970
Lattice Semiconductor Corp.*		18,671	120,055
LTX-Credence Corp.*		7,922	56,959
MaxLinear, Inc., Class A*		2,685	14,955
Micrel, Inc.		8,192	84,050
Microsemi Corp.*		13,869	297,351
Mindspeed Technologies, Inc.*		5,531	35,232
MIPS Technologies, Inc.*		8,260	44,934
MKS Instruments, Inc.		8,379	247,432
Monolithic Power Systems, Inc.*		4,843	95,262
MoSys, Inc.*		5,241	20,807
Nanometrics, Inc.*		3,245	60,065
Nve Corp.*		756	40,068
Omnivision Technologies, Inc.*		8,371	167,420
PDF Solutions, Inc.*		3,706	31,242
Pericom Semiconductor Corp.*		3,937	31,850
Photronics, Inc.*		9,498	63,162
PLX Technology, Inc.*		7,393	29,720
Power Integrations, Inc.		4,599	170,715
Rambus, Inc.*		15,612	100,697
RF Micro Devices, Inc.*		44,375	220,988
Rubicon Technology, Inc.*		2,857	29,799
Rudolph Technologies, Inc.*		5,080	56,439
Semtech Corp.*		10,472	298,033
Sigma Designs, Inc.*		5,291	27,407
Silicon Image, Inc.*		12,867	75,658
Spansion, Inc. Class A*		8,151	99,279
Standard Microsystems Corp.*		3,612	93,442
STR Holdings, Inc.*		5,008	24,239
Supertex, Inc.*		1,576	28,478
Tessera Technologies, Inc.*		8,106	139,829
Triquint Semiconductor, Inc.*		26,356	181,725
Ultra Clean Holdings*		3,651	27,529
Ultratech, Inc.*		3,994	115,746
Veeco Instruments, Inc.*		6,540	187,044
Volterra Semiconductor Corp.*		3,894	134,012

			6,596,170

SOFTWARE – 4.3%
Accelrys, Inc.*		8,958	71,485
ACI Worldwide, Inc.*		6,275	252,694
Actuate Corp.*		5,931	37,247
Advent Software, Inc.*		5,230	133,888
American Software, Inc., Class A		3,798	32,587
Aspen Technology, Inc.*		13,504	277,237
AVG Technologies NV*	NL	1,282	19,166
Blackbaud, Inc.		7,137	237,162
Bottomline Technologies, Inc.*		5,748	160,599
BroadSoft, Inc.*		3,607	137,968
Callidus Software, Inc.*		4,918	38,410
Commvault Systems, Inc.*		7,045	349,714
Concur Technologies, Inc.*		7,142	409,808
Convio, Inc.*		2,040	31,559
Deltek, Inc.*		3,576	38,120
Digimarc Corp.*		1,021	28,527
Ebix, Inc.		4,592	106,351

SCSM BLACKROCK SMALL CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
Ellie Mae, Inc.*		1,306	$14,575
Epiq Systems, Inc.		5,035	60,923
ePlus, Inc.*		538	17,200
Fair Issac Corp.		5,727	251,415
FalconStor Software, Inc.*		5,177	19,362
Glu Mobile, Inc.*		7,677	37,233
Guidance Software, Inc.*		2,060	22,763
Guidewire Software, Inc.*		1,418	43,646
Imperva, Inc.*		886	34,687
Interactive Intelligence Group*		2,290	69,868
JDA Software Group, Inc.*		6,787	186,507
Jive Software, Inc.*		2,476	67,248
Kenexa Corp.*		4,207	131,427
Manhattan Associates, Inc.*		3,271	155,471
Mentor Graphics Corp.*		15,442	229,468
MicroStrategy, Inc., Class A*		1,280	179,200
Monotype Imaging Holdings, Inc.*		5,803	86,465
Motricity, Inc.*		6,454	7,099
Netscout Systems, Inc.*		5,957	121,165
Netsuite, Inc.*		4,568	229,725
Opnet Technologies, Inc.		2,334	67,686
Parametric Technology Corp.*		19,070	532,816
Pegasystems, Inc.		2,641	100,781
Progress Software Corp.*		9,958	235,208
PROS Holdings, Inc.*		3,464	64,777
QAD, Inc., Class A*		1,036	13,572
Qlik Technologies, Inc.*		11,260	360,320
Quest Software, Inc.*		9,109	211,966
Realpage, Inc.*		4,809	92,188
Rosetta Stone, Inc.*		1,743	17,988
Seachange International, Inc.*		4,386	34,123
Smith Micro Software, Inc.*		5,997	13,973
Solarwinds, Inc.*		9,113	352,217
Sourcefire, Inc.*		4,553	219,136
SRS Labs, Inc.*		1,950	13,552
SS&C Technologies Holdings, Inc.*		4,083	95,256
Synchronoss Technologies, Inc.*		4,212	134,447
Take-Two Interactive Software, Inc.*		11,799	181,528
Taleo Corp.*		6,593	302,816
Tangoe, Inc.*		1,660	31,225
Telecommunication Systems, Inc.*		7,402	20,578
TeleNav, Inc.*		2,553	17,922
THQ, Inc.*		11,947	6,690
Tivo, Inc.*		19,071	228,661
Tyler Technologies, Inc.*		4,762	182,908
Ultimate Software Group, Inc.*		4,124	302,207
Vasco Data Security International*		4,435	47,854
Verint Systems, Inc.*		3,358	108,766
Virnetx Holding Corp.*		6,522	156,071
Wave Systems Corp.*		13,773	25,618
Websense, Inc.*		6,071	128,037

			8,628,856

	Country Code**	Shares	Value
SPECIALTY RETAIL – 3.8%
Aeropostale, Inc.*		12,914	$279,201
America’s Car-Mart, Inc.*		1,384	60,868
Ann, Inc.*		7,752	222,017
Asbury Automotive Group, Inc.*		4,642	125,334
Ascena Retail Group, Inc.*		10,054	445,593
Barnes & Noble, Inc.*		4,701	62,288
Bebe Stores, Inc.		6,103	56,331
Big 5 Sporting Goods Corp.		3,515	27,558
Body Central Corp.*		1,879	54,529
Brown Shoe Co., Inc.		6,627	61,167
Build-A-Bear Workshop, Inc.*		2,431	12,763
Cabela’s, Inc.*		6,919	263,960
Casual Male Retail Group, Inc.*		6,880	23,117
Charming Shoppes, Inc.*		18,471	108,979
Children’s Place Retail Stores, Inc.*		3,920	202,546
Christopher & Banks Corp.		5,537	10,299
Citi Trends, Inc.*		2,416	27,687
Coldwater Creek, Inc.*		11,021	12,784
Collective Brands, Inc.*		9,872	194,084
Conn’s, Inc.*		2,313	35,505
Cost Plus, Inc.*		3,047	54,541
Destination Maternity Corp.		1,666	30,938
Express, Inc.*		8,879	221,797
Finish Line, Inc., Class A		8,322	176,593
Francesca’s Holdings Corp.*		1,619	51,177
Genesco, Inc.*		3,786	271,267
GNC Acquisition Holdings, Inc., Class A		3,646	127,209
Group 1 Automotive, Inc.		3,646	204,796
Haverty Furniture Cos., Inc.		3,028	33,611
hhgregg, Inc.*		2,642	30,066
Hibbett Sports, Inc.*		4,398	239,911
Hot Topic, Inc.		6,703	68,036
JOS A Bank Clothiers, Inc.*		4,440	223,820
Kirkland’s, Inc.*		2,430	39,317
Lithia Motors, Inc.		3,501	91,726
Lumber Liquidators Holdings, Inc.*		3,747	94,087
Marinemax, Inc.*		3,858	31,751
Mattress Firm Holding Corp.*		977	37,028
Monro Muffler Brake, Inc.		4,886	202,720
New York & Co., Inc.*		4,107	15,319
Office Depot, Inc.*		44,310	152,870
OfficeMax, Inc.*		13,611	77,855
Pacific Sunwear of California, Inc.*		7,834	13,788
Penske Automotive Group, Inc.		7,151	176,129
Pier 1 Imports, Inc.*		15,699	285,408
Rent-A-Center, Inc.		9,409	355,190
Rue21, Inc.*		2,413	70,797
Select Comfort Corp.*		8,890	287,947
Shoe Carnival, Inc.*		1,501	48,362
Sonic Automotive, Inc., Class A		6,485	116,146
Stage Stores, Inc.		5,036	81,785
Stein Mart, Inc.*		4,570	30,162

SCSM BLACKROCK SMALL CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
Systemax, Inc.*		1,716	$28,932
Talbots, Inc.*		10,860	32,906
Teavana Holdings, Inc.*		1,128	22,244
The Buckle, Inc.		4,330	207,407
The Cato Corp.		4,484	123,938
The Men’s Wearhouse, Inc.		8,247	319,736
The Pep Boys - Manny, Moe & Jack		8,877	132,445
The Wet Seal, Inc., Class A*		14,853	51,243
Vitamin Shoppe, Inc.*		3,971	175,558
West Marine, Inc.*		2,241	26,847
Winmark Corp.		367	21,264
Zale Corp.*		5,304	16,389
Zumiez, Inc.*		3,385	122,232

			7,509,900

TEXTILES, APPAREL & LUXURY GOODS – 1.6%
Carter’s, Inc.*		7,872	391,789
Cherokee, Inc.		1,459	16,618
Columbia Sportswear Co.		1,927	91,436
Crocs, Inc.*		14,438	302,043
Delta Apparel, Inc.*		1,146	18,829
G-III Apparel Group, Ltd.*		2,669	75,853
Iconix Brand Group, Inc.*		11,686	203,103
K-Swiss, Inc., Class A*		4,212	17,269
Kenneth Cole Productions, Inc., Class A*		1,155	18,596
Liz Claiborne, Inc.*		15,170	202,671
Maidenform Brands, Inc.*		3,787	85,245
Movado Group, Inc.		2,784	68,347
Oxford Industries, Inc.		2,065	104,943
Perry Ellis International, Inc.*		1,995	37,247
Quiksilver, Inc.*		21,014	84,897
R.G. Barry Corp.		1,456	17,763
Skechers U.S.A., Inc., Class A*		6,071	77,223
Steven Madden Ltd.*		6,034	257,954
The Jones Group, Inc.		12,917	162,238
The Warnaco Group, Inc.*		6,486	378,782
True Religion Apparel, Inc.*		4,096	112,230
Unifi, Inc.*		2,246	21,696
Vera Bradley, Inc.*		3,129	94,465
Wolverine World Wide, Inc.		7,932	294,912

			3,136,149

THRIFT & MORTGAGE FINANCE – 1.3%
Apollo Residential Mortgage, Inc.		1,653	30,382
Astoria Financial Corp.		13,931	137,360
Bank Mutual Corp.		7,564	30,559
BankFinancial Corp.		3,399	22,501
Beneficial Mutual Bancorp, Inc.*		5,496	48,035
Berkshire Hills Bancorp, Inc.		3,367	77,172
BofI Holding, Inc.*		1,463	24,988
Brookline Bancorp, Inc.		11,047	103,510
Cape Bancorp, Inc.*		1,945	15,521
Charter Financial Corp.		1,253	11,227
Clifton Savings Bancorp, Inc.		1,519	15,843
Dime Community Bancshares		5,072	74,102
Doral Financial Corp.*	PR	20,723	31,913
ESB Financial Corp.		2,042	29,446

	Country Code**	Shares	Value
ESSA Bancorp, Inc.		1,850	$18,130
Federal Agricultural Mortgage Corp., Class C		1,625	36,887
First Defiance Financial Corp.		1,553	26,184
First Financial Holdings, Inc.		2,621	28,831
First PacTrust Bancorp, Inc.		1,392	16,593
Flagstar Bancorp, Inc.*		31,679	29,145
Flushing Financial Corp.		5,090	68,511
Fox Chase Bancorp.		2,146	27,898
Franklin Financial Corp.*		2,223	29,855
Home Federal Bancorp, Inc.		2,525	25,578
Home Loan Servicing Solutions Ltd.	KY	2,136	31,485
Kearny Financial Corp.		2,289	22,318
Meridian Interstate Bancorp, Inc.*		1,506	19,774
MGIC Investment Corp.*		30,009	148,845
Northfield Bancorp, Inc.		2,504	35,607
Northwest Bancshares, Inc.		15,668	198,984
Oceanfirst Financial Corp.		2,353	33,507
Ocwen Financial Corp.*		15,545	242,968
Oritani Financial Corp.		7,427	109,028
Provident Financial Services		9,654	140,273
Provident New York Bancorp		6,077	51,411
Radian Group, Inc.		21,632	94,099
Rockville Financial, Inc.		4,510	52,541
Roma Financial Corp.		1,201	11,758
Territorial Bancorp, Inc.		1,773	36,896
TrustCo Bank Corp. NY		15,143	86,466
United Financial Bancorp, Inc.		2,610	41,290
Viewpoint Financial Group		5,641	86,759
Walker & Dunlop, Inc.*		1,885	23,751
Westfield Financial, Inc.		4,443	35,144
WSFS Financial Corp.		989	40,549

			2,503,624

TOBACCO – 0.2%
Alliance One International, Inc.*		13,542	51,053
Star Scientific, Inc.*		17,082	56,029
Universal Corp.		3,710	172,886
Vector Group Ltd.		7,648	135,523

			415,491

TRADING COMPANIES & DISTRIBUTORS – 1.3%
Aceto Corp.		4,285	40,665
Aircastle Ltd.	BM	8,752	107,124
Applied Industrial Technologies, Inc.		6,812	280,177
Beacon Roofing Supply, Inc.*		7,356	189,490
Cai International, Inc.*		1,920	34,906
DXP Enterprises, Inc.*		1,401	60,929
Essex Rental Corp.*		2,657	10,150
H & E Equipment Services, Inc.*		4,596	86,956
Houston Wire & Cable Co.		2,939	40,823
Interline Brands, Inc.*		5,006	108,180
Kaman Corp.		4,185	142,081
Lawson Products, Inc.		592	8,945
RSC Holdings, Inc.*		10,878	245,734
Rush Enterprises, Inc.*		5,146	109,198

SCSM BLACKROCK SMALL CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
SeaCube Container Leasing Ltd.	BM	1,778	$30,582
TAL International Group, Inc.		3,508	128,779
Textainer Group Holdings Ltd.	BM	1,834	62,173
Titan Machinery, Inc.*		2,485	70,077
United Rentals, Inc.*		10,016	429,586
Watsco, Inc.		4,494	332,736

			2,519,291

TRANSPORTATION INFRASTRUCTURE – 0.0%+
Wesco Aircraft Holdings, Inc.*		3,355	54,351

WATER UTILITIES – 0.2%
American States Water Co.		3,023	109,251
Artesian Resources Corp.		1,235	23,206
Cadiz, Inc.*		2,002	18,418
California Water Service Group		6,795	123,737
Connecticut Water Service, Inc.		1,424	40,285
Consolidated Water Co., Ltd.	KY	2,582	20,424
Middlesex Water Co.		2,607	49,246
SJW Corp.		2,294	55,331
York Water Co.		2,045	35,379

			475,277

WIRELESS TELECOMMUNICATION SERVICES – 0.1%
Leap Wireless International, Inc.*		9,861	86,087
NTELOS Holdings Corp.		2,406	49,804
Shenandoah Telecommunications Co.		3,890	43,374
USA Mobility, Inc.		3,695	51,471

			230,736

Total Common Stocks (Cost $180,112,011)			196,549,348

WARRANTS – 0.0%+
OIL, GAS & CONSUMABLE FUELS – 0.0%+
Magnum Hunter Resources Corp., expires 10/14/13* (Cost $0)		1,905	—

SHORT TERM INVESTMENTS – 1.2%
MUTUAL FUNDS – 1.2%
State Street Institutional Treasury Plus Money Market Fund, 0.00% (Cost $2,368,562)		2,368,562	2,368,562

TOTAL INVESTMENTS – 99.8% (Cost $182,480,573)			198,917,910
Other assets less liabilities – 0.2%			320,892

NET ASSETS – 100.0%			$199,238,802

REIT	Real Estate Investment Trust
AN	Netherlands Antilles
BM	Bermuda
BS	Bahamas
CA	Canada
IE	Ireland
KY	Cayman Islands
LR	Liberia
LU	Luxembourg
MH	Marshall Islands
NL	Netherlands
PA	Panama
PR	Puerto Rico

*	Non-income producing security.
**	Unless otherwise noted the issuer country code for all securities is United States.
+	Amount is less than 0.05%.
(1)	Eligible for resale under rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of this security amounted to $0, representing less than 0.05% of net assets.

SCSM BLACKROCK SMALL CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)	Sun Capital Advisers Trust

(2)	At the period end, cash of $240,000 has been pledged to cover margin requirements for the following open futures contracts:

Type	Description	Expiration Date	Contracts	Unrealized Appreciation ($)
Long	Russell 2000 Mini Index June Futures	6/15/12	34	72,678

SCSM BLACKROCK SMALL CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)	Sun Capital Advisers Trust

(3)	Fair Value Measurements

All investments and financial derivative instruments are categorized as Level 1 under the fair value hierarchy. See Note 2b in the Notes to Portfolios of Investments for additional information.

SCSM GOLDMAN SACHS MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS

March 31, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
COMMON STOCKS – 96.6%
AEROSPACE & DEFENSE – 1.4%
Alliant Techsystems, Inc.		10,405	$521,498
BE Aerospace, Inc.*		25,487	1,184,381
L-3 Communications Holdings, Inc.		19,926	1,410,163
Textron, Inc.		14,249	396,550

			3,512,592

AIR FREIGHT & LOGISTICS – 0.2%
UTI Worldwide, Inc.	VG	33,849	583,218

AUTO COMPONENTS – 0.1%
Federal-Mogul Corp.*		10,371	178,485

AUTOMOBILES – 0.3%
Thor Industries, Inc.		24,920	786,475

BEVERAGES – 0.9%
Beam, Inc.		3,210	188,010
Brown-Forman Corp., Class B		3,485	290,614
Constellation Brands, Inc., Class A*		21,607	509,709
Molson Coors Brewing Co., Class B		24,695	1,117,449

			2,105,782

BIOTECHNOLOGY – 1.3%
Alexion Pharmaceuticals, Inc.*		22,029	2,045,613
BioMarin Pharmaceutical, Inc.*		2,359	80,796
United Therapeutics Corp.*		21,748	1,024,983

			3,151,392

BUILDING PRODUCTS – 0.4%
Armstrong World Industries, Inc.		13,208	644,154
Fortune Brands Home & Security, Inc.*		20,329	448,661

			1,092,815

CAPITAL MARKETS – 3.0%
American Capital Ltd.*		21,746	188,538
Ameriprise Financial, Inc.		11,639	664,936
Federated Investors, Inc., Class B		19,516	437,354
Greenhill & Co., Inc.		24,704	1,078,082
Legg Mason, Inc.		10,995	307,090
Raymond James Financial, Inc.		45,772	1,672,051
SEI Investments Co.		60,365	1,248,952
T. Rowe Price Group, Inc.		21,731	1,419,034
Waddell & Reed Financial, Inc., Class A		11,631	376,961

			7,392,998

CHEMICALS – 0.6%
Airgas, Inc.		1,100	97,867
Ashland, Inc.		4,025	245,767
Cabot Corp.		15,186	648,138

	Country Code**	Shares	Value
Huntsman Corp.		28,825	$403,838

			1,395,610

COMMERCIAL BANKS – 5.7%
Bank of Hawaii Corp.		7,055	341,109
CIT Group, Inc.*		6,459	266,369
City National Corp.		15,037	788,991
Comerica, Inc.		31,500	1,019,340
Cullen/Frost Bankers, Inc.		1,566	91,126
East West Bancorp, Inc.		24,516	566,074
Fifth Third Bancorp		17,780	249,809
FirstMerit Corp.		37,168	626,653
Fulton Financial Corp.		130,578	1,371,069
International Bancshares Corp.		6,275	132,716
KeyCorp		118,670	1,008,695
M&T Bank Corp.		27,803	2,415,525
Popular, Inc.*	PR	305,621	626,523
Prosperity Bancshares, Inc.		18,391	842,308
SunTrust Banks, Inc.		71,770	1,734,681
SVB Financial Group*		20,569	1,323,409
TCF Financial Corp.		69,356	824,643

			14,229,040

COMMERCIAL SERVICES & SUPPLIES – 0.6%
Copart, Inc.*		32,360	843,625
HNI Corp.		6,367	176,684
R.R. Donnelley & Sons Co.		38,565	477,821

			1,498,130

COMMUNICATIONS EQUIPMENT – 0.9%
Acme Packet, Inc.*		8,061	221,839
Brocade Communications Systems, Inc.*		44,652	256,749
EchoStar Corp., Class A*		14,070	395,930
Polycom, Inc.*		22,429	427,721
Riverbed Technology, Inc.*		16,645	467,391
Tellabs, Inc.		116,784	472,975

			2,242,605

COMPUTERS & PERIPHERALS – 2.7%
Diebold, Inc.		10,101	389,091
Lexmark International, Inc., Class A		22,406	744,775
QLogic Corp.*		73,548	1,306,212
Western Digital Corp.*		99,964	4,137,510

			6,577,588

CONSTRUCTION & ENGINEERING – 0.3%
URS Corp.		18,472	785,429

CONSUMER FINANCE – 1.0%
Discover Financial Services		67,204	2,240,581
Green Dot Corp., Class A*		3,782	100,299

			2,340,880

CONTAINERS & PACKAGING – 0.3%
Sealed Air Corp.		21,999	424,801
Sonoco Products Co.		7,193	238,807

			663,608

SCSM GOLDMAN SACHS MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
DISTRIBUTORS – 0.0%+
Genuine Parts Co.		1,487	$93,309

DIVERSIFIED CONSUMER SERVICES – 0.3%
Regis Corp.		13,283	244,805
Weight Watchers International, Inc.		6,830	527,208

			772,013

DIVERSIFIED FINANCIAL SERVICES – 0.2%
Leucadia National Corp.		19,041	496,970

ELECTRIC UTILITIES – 2.2%
Entergy Corp.		34,243	2,301,129
Exelon Corp.		2,661	104,338
Great Plains Energy, Inc.		3,815	77,330
Pepco Holdings, Inc.		36,444	688,427
Pinnacle West Capital Corp.		38,983	1,867,286
PNM Resources, Inc.		22,786	416,984

			5,455,494

ELECTRICAL EQUIPMENT – 0.1%
General Cable Corp.*		9,411	273,672
Rockwell Automation, Inc.		983	78,345

			352,017

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 1.6%
Ingram Micro, Inc., Class A*		85,406	1,585,135
National Instruments Corp.		11,790	336,251
Tech Data Corp.*		2,263	122,791
Vishay Intertechnology, Inc.*		148,539	1,806,234

			3,850,411

ENERGY EQUIPMENT & SERVICES – 0.2%
Patterson-UTI Energy, Inc.		4,387	75,851
SEACOR Holdings, Inc.*		3,006	287,915

			363,766

FOOD & STAPLES RETAILING – 0.2%
SUPERVALU, Inc.		78,179	446,402

FOOD PRODUCTS – 5.3%
Bunge, Ltd.	BM	58,650	4,014,006
Dean Foods Co.*		80,480	974,613
Hormel Foods Corp.		84,388	2,491,134
Lancaster Colony Corp.		20,435	1,358,110
Smithfield Foods, Inc.*		28,728	632,878
Tyson Foods, Inc., Class A		192,570	3,687,715

			13,158,456

GAS UTILITIES – 0.1%
UGI Corp.		3,932	107,147

HEALTH CARE EQUIPMENT & SUPPLIES – 1.4%
Boston Scientific Corp.*		218,085	1,304,148
Dentsply International, Inc.		15,090	605,562
Hill-Rom Holdings, Inc.		30,586	1,021,878
Sirona Dental Systems, Inc.*		4,491	231,466
Varian Medical Systems, Inc.*		5,433	374,660

			3,537,714

	Country Code**	Shares	Value
HEALTH CARE PROVIDERS & SERVICES – 3.8%
Community Health Systems, Inc.*		13,445	$299,017
Coventry Health Care, Inc.		80,684	2,869,930
Health Net, Inc.*		16,984	674,604
Humana, Inc.		54,776	5,065,684
WellCare Health Plans, Inc.*		7,878	566,271

			9,475,506

HOTELS, RESTAURANTS & LEISURE – 0.7%
Choice Hotels International, Inc.		8,676	323,962
Marriott Vacations Worldwide Corp.*		17,867	509,388
The Wendy’s Co.		26,735	133,943
WMS Industries, Inc.*		6,645	157,686
Wynn Resorts Ltd.		4,664	582,440

			1,707,419

HOUSEHOLD DURABLES – 3.3%
Harman International Industries, Inc.		20,883	977,533
Leggett & Platt, Inc.		37,734	868,259
Mohawk Industries, Inc.*		47,385	3,151,576
Tempur-Pedic International, Inc.*		36,729	3,101,030
Toll Brothers, Inc.*		5,428	130,218

			8,228,616

INSURANCE – 9.1%
Allied World Assurance Co. Holdings, Ltd.	CH	33,762	2,318,437
American Financial Group, Inc.		40,821	1,574,874
American National Insurance		2,361	171,220
Aspen Insurance Holdings, Ltd.	BM	40,371	1,127,966
Assurant, Inc.		13,390	542,295
Cincinnati Financial Corp.		3,212	110,846
CNA Financial Corp.		32,353	948,914
Everest Re Group, Ltd.	BM	16,345	1,512,239
First American Financial Corp.		10,732	178,473
Hanover Insurance Group, Inc.		5,168	212,508
Lincoln National Corp.		70,287	1,852,765
Mercury General Corp.		17,092	747,604
Old Republic International Corp.		127,084	1,340,736
Protective Life Corp.		10,051	297,711
Reinsurance Group of America, Inc.		30,270	1,800,157
StanCorp Financial Group, Inc.		4,278	175,141
The Progressive Corp.(1)		24,365	564,781
Unum Group		148,405	3,632,955
Validus Holdings, Ltd.	BM	7,834	242,462
W.R. Berkley Corp.		80,019	2,890,286
XL Group PLC	IE	12,645	274,270

			22,516,640

INTERNET SOFTWARE & SERVICES – 0.0%+
VeriSign, Inc.		2,540	97,384

IT SERVICES – 1.8%
Acxiom Corp.*		22,281	327,085

SCSM GOLDMAN SACHS MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
Amdocs Ltd.*	GG	52,803	$1,667,519
Computer Sciences Corp.		34,375	1,029,187
Convergys Corp.*		16,512	220,435
Fidelity National Information Services, Inc.		24,908	824,953
Lender Processing Services, Inc.		8,021	208,546
Mantech International Corp., Class A		5,771	198,869

			4,476,594

LEISURE EQUIPMENT & PRODUCTS – 0.2%
Polaris Industries, Inc.		7,410	534,632

LIFE SCIENCES TOOLS & SERVICES – 0.1%
Covance, Inc.*		2,280	108,596

MACHINERY – 1.4%
AGCO Corp.*		26,731	1,261,971
CLARCOR, Inc.		1,558	76,482
Harsco Corp.		16,428	385,401
Oshkosh Corp.*		15,202	352,230
Terex Corp.*		5,534	124,515
The Manitowoc Co., Inc.		15,574	215,856
The Toro Co.		5,421	385,487
Trinity Industries, Inc.		19,504	642,657
Wabtec Corp.		1,404	105,819

			3,550,418

MEDIA – 1.5%
Clear Channel Outdoor Holdings, Inc., Class A*		12,827	102,359
DISH Network Corp., Class A		86,964	2,863,725
Pandora Media, Inc.*		16,451	167,965
Regal Entertainment Group, Class A		42,484	577,782

			3,711,831

METALS & MINING – 0.8%
Commercial Metals Co.		8,809	130,550
Reliance Steel & Aluminum Co.		33,119	1,870,561

			2,001,111

MULTI-LINE RETAIL – 2.1%
Big Lots, Inc.*		31,545	1,357,066
Dillard’s, Inc., Class A		8,587	541,153
Family Dollar Stores, Inc.		31,702	2,006,102
J.C. Penney Co., Inc.		3,432	121,596
Saks, Inc.*		98,416	1,142,610

			5,168,527

MULTI-UTILITIES – 7.4%
Ameren Corp.		107,893	3,515,154
Consolidated Edison, Inc.		11,242	656,758
DTE Energy Co.		25,229	1,388,352
Integrys Energy Group, Inc.		66,643	3,531,413
MDU Resources Group, Inc.		80,631	1,805,328
NiSource, Inc.		153,709	3,742,814
Sempra Energy		42,830	2,568,087

	Country Code**	Shares	Value
TECO Energy, Inc.		57,179	$1,003,491

			18,211,397

OIL, GAS & CONSUMABLE FUELS – 5.7%
Cimarex Energy Co.		21,507	1,623,133
Energen Corp.		7,021	345,082
Forest Oil Corp.*		10,380	125,806
HollyFrontier Corp.		15,018	482,829
Murphy Oil Corp.		60,378	3,397,470
Plains Exploration & Production Co.*		3,145	134,134
Sunoco, Inc.		3,989	152,181
Tesoro Corp.*		124,505	3,341,714
Valero Energy Corp.		179,004	4,612,933

			14,215,282

PAPER & FOREST PRODUCTS – 0.5%
Domtar Corp.		12,536	1,195,684

PHARMACEUTICALS – 0.8%
Forest Laboratories, Inc.*		55,883	1,938,581

PROFESSIONAL SERVICES – 0.9%
Korn/Ferry International*		5,669	94,956
Manpower, Inc.		44,076	2,087,880
Robert Half International, Inc.		3,938	119,321

			2,302,157

REAL ESTATE INVESTMENT TRUSTS – 10.9%
Alexandria Real Estate Equities, Inc.		1,095	80,077
AvalonBay Communities, Inc.		33,184	4,690,558
Boston Properties, Inc.		29,647	3,112,638
BRE Properties, Inc.		3,933	198,813
Equity Residential		10,553	660,829
Federal Realty Investment Trust		24,059	2,328,671
HCP, Inc.		12,298	485,279
Health Care REIT, Inc.		4,902	269,414
Host Hotels & Resorts, Inc.		7,214	118,454
Liberty Property Trust		29,755	1,062,849
Mack-Cali Realty Corp.		10,113	291,457
Piedmont Office Realty Trust, Inc., Class A		9,859	174,997
Plum Creek Timber Co., Inc.		44,955	1,868,330
Potlatch Corp.		23,476	735,738
ProLogis, Inc.		61,579	2,218,076
Rayonier, Inc.		66,944	2,951,561
Realty Income Corp.		44,529	1,724,608
Regency Centers Corp.		34,776	1,546,836
Senior Housing Properties Trust		75,565	1,666,208
Taubman Centers, Inc.		8,644	630,580
UDR, Inc.		9,851	263,120

			27,079,093

REAL ESTATE MANAGEMENT & DEVELOPMENT – 0.4%
CBRE Group, Inc., Class A*		14,509	289,600
Jones Lang LaSalle, Inc.		9,037	752,872

			1,042,472

SCSM GOLDMAN SACHS MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
ROAD & RAIL – 0.8%
Werner Enterprises, Inc.		80,567	$2,002,896

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 0.4%
Integrated Device Technology, Inc.*		55,099	393,958
LSI Corp.*		74,320	645,098

			1,039,056

SOFTWARE – 4.1%
Activision Blizzard, Inc.		70,296	901,195
Autodesk, Inc.*		16,200	685,584
BMC Software, Inc.*		12,686	509,470
Cadence Design Systems, Inc.*		51,471	609,417
Intuit, Inc.		51,945	3,123,453
Mentor Graphics Corp.*		38,019	564,962
Quest Software, Inc.*		70,719	1,645,631
Synopsys, Inc.*		63,021	1,932,224
TIBCO Software, Inc.*		8,373	255,376

			10,227,312

SPECIALTY RETAIL – 2.6%
ANN, Inc.*		17,295	495,329
AutoNation, Inc.*		20,932	718,177
Barnes & Noble, Inc.*		20,417	270,525
Best Buy Co., Inc.(1)		81,046	1,919,169
Dick’s Sporting Goods, Inc.		27,432	1,318,931
Foot Locker, Inc.		39,169	1,216,197
Ulta Salon Cosmetics & Fragrance, Inc.		3,141	291,768
Williams-Sonoma, Inc.		2,586	96,923

			6,327,019

TEXTILES, APPAREL & LUXURY GOODS – 0.5%
Fossil, Inc.*		8,171	1,078,409
Under Armour, Inc., Class A*		1,203	113,082

			1,191,491

THRIFT & MORTGAGE FINANCE – 1.2%
BankUnited, Inc.		3,860	96,500
Hudson City Bancorp, Inc.		142,627	1,042,603
New York Community Bancorp, Inc.		82,979	1,154,238
Washington Federal, Inc.		37,218	626,007

			2,919,348

TOBACCO – 2.4%
Lorillard, Inc.		39,237	5,080,407
Universal Corp.		20,511	955,812

			6,036,219

TRADING COMPANIES & DISTRIBUTORS – 1.4%
MSC Industrial Direct Co., Inc., Class A		8,185	681,647
Watsco, Inc.		26,296	1,946,956
WESCO International, Inc.*		14,301	933,998

			3,562,601

	Country Code**	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES – 0.5%
Telephone & Data Systems, Inc.		23,207	$537,242
US Cellular Corp.*		17,844	730,355

			1,267,597

Total Common Stocks (Cost $194,891,282)			239,305,825

SHORT TERM INVESTMENTS – 1.2%
MUTUAL FUNDS – 1.2%
State Street Institutional Liquid Reserves Fund, 0.24% (Cost $3,047,034)		3,047,034	3,047,034

TOTAL INVESTMENTS – 97.8% (Cost $197,938,316)			242,352,859
Other assets less liabilities – 2.2%			5,432,975

NET ASSETS – 100.0%			$247,785,834

BM	Bermuda
CH	Switzerland
GG	Guernsey
IE	Ireland
PR	Puerto Rico
VG	British Virgin Islands

+	Amount is less than 0.05%.
*	Non-income producing security.
**	Unless otherwise noted the issuer country code for all securities is United States.

SCSM GOLDMAN SACHS MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)	Sun Capital Advisers Trust

(1)	At the period end, securities (or portions thereof) with an aggregate market value of $893,961 have been pledged to cover margin requirements for the following open futures contracts:

Type	Description	Expiration Date	Contracts	Unrealized Appreciation ($)
Long	S&P Midcap 400 E-Mini Index June Futures	6/15/12	69	6,794

SCSM GOLDMAN SACHS MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)	Sun Capital Advisers Trust

(2)	Fair Value Measurements

All investments and financial derivative instruments are categorized as Level 1 under the fair value hierarchy. See Note 2b in the Notes to Portfolios of Investments for additional information.

SCSM COLUMBIA SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS

March 31, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
COMMON STOCKS – 99.7%
AEROSPACE & DEFENSE – 1.4%
AAR Corp.		8,840	$161,330
Ceradyne, Inc.		10,290	335,043
Curtiss-Wright Corp.		9,410	348,264

			844,637

BUILDING PRODUCTS – 0.4%
Universal Forest Products, Inc.		6,170	212,742

CAPITAL MARKETS – 1.7%
GFI Group, Inc.		46,720	175,667
INTL FCStone, Inc.*		10,861	229,167
Investment Technology Group, Inc.*		16,999	203,308
Knight Capital Group, Inc.*		28,000	360,360
Medallion Financial Corp.		3,925	43,803

			1,012,305

CHEMICALS – 3.9%
Cabot Corp.		4,310	183,951
Chemtura Corp.*		16,950	287,811
Cytec Industries, Inc.		4,120	250,455
Ferro Corp.*		32,110	190,733
H.B. Fuller Co.		13,970	458,635
Minerals Technologies, Inc.		5,420	354,522
OM Group, Inc.*		19,623	539,829

			2,265,936

COMMERCIAL BANKS – 9.2%
Ameris Bancorp*		21,566	283,377
Bancfirst Corp.		5,870	255,697
Bryn Mawr Bank Corp.		11,534	258,823
Chemical Financial Corp.		13,540	317,378
Columbia Banking System, Inc.		16,080	366,302
Community Trust Bancorp, Inc.		9,030	289,592
First Citizens BancShares, Inc.		1,508	275,497
First Commonwealth Financial Corp.		58,200	356,184
First Financial Corp.		10,157	322,485
First National Bank Alaska		100	152,800
FirstMerit Corp.		26,440	445,778
Glacier Bancorp, Inc.		20,380	304,477
Hancock Holding Co.		13,420	476,544
Investors Bancorp, Inc.*		15,540	233,411
Merchants Bancshares, Inc.		8,526	240,263
Northrim Bancorp, Inc.		10,858	233,664
West Coast Bancorp*		10,760	203,579
Wintrust Financial Corp.		11,249	402,602

			5,418,453

COMMERCIAL SERVICES & SUPPLIES – 2.0%
ABM Industries, Inc.		10,890	264,627
Consolidated Graphics, Inc.*		4,419	199,960
Ennis, Inc.		10,130	160,257
UniFirst Corp.		4,650	286,207
United Stationers, Inc.		8,500	263,755

			1,174,806

	Country Code**	Shares	Value
COMMUNICATIONS EQUIPMENT – 1.3%
Anaren, Inc.*		8,978	$164,746
Emulex Corp.*		26,680	276,938
Symmetricom, Inc.*		26,040	150,251
Tellabs, Inc.		41,250	167,063

			758,998

COMPUTERS & PERIPHERALS – 0.4%
QLogic Corp.*		11,630	206,549

CONSTRUCTION & ENGINEERING – 2.3%
Comfort Systems USA, Inc.		13,913	151,791
Dycom Industries, Inc.*		13,610	317,930
EMCOR Group, Inc.		13,060	362,023
KHD Humboldt Wedag International AG*	DE	12,389	100,792
Layne Christensen Co.*		7,650	170,212
Pike Electric Corp.*		17,467	143,753
Sterling Construction Co., Inc.*		11,198	109,181

			1,355,682

CONSUMER FINANCE – 0.6%
Cash America International, Inc.		7,170	343,658

CONTAINERS & PACKAGING – 1.5%
Greif, Inc., Class A		10,127	566,302
Greif, Inc., Class B		3,268	185,524
Packaging Corp. of America		4,050	119,840

			871,666

DIVERSIFIED CONSUMER SERVICES – 0.7%
Lincoln Educational Services Corp.		20,385	161,246
Regis Corp.		13,940	256,914

			418,160

DIVERSIFIED FINANCIAL SERVICES – 0.2%
Pico Holdings, Inc.*		5,529	129,655

DIVERSIFIED TELECOMMUNICATION SERVICES – 1.1%
Cbeyond, Inc.*		21,806	174,448
Lumos Networks Corp.		7,080	76,181
Neutral Tandem, Inc.*		16,890	205,889
Warwick Valley Telephone Co.		11,012	163,969

			620,487

ELECTRIC UTILITIES – 1.9%
ALLETE, Inc.		9,960	413,240
IDACORP, Inc.		10,070	414,079
MGE Energy, Inc.		6,730	298,745

			1,126,064

ELECTRICAL EQUIPMENT – 1.8%
Belden, Inc.		7,070	268,024
Brady Corp., Class A		9,090	294,061
GrafTech International Ltd.*		24,890	297,187
Powell Industries, Inc.*		5,095	174,504

			1,033,776

SCSM COLUMBIA SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 3.0%
Anixter International, Inc.*		4,899	$355,324
Benchmark Electronics, Inc.*		17,050	281,155
Electro Scientific Industries, Inc.		10,990	164,960
Littelfuse, Inc.		5,550	347,985
Methode Electronics, Inc.		12,880	119,526
MTS Systems Corp.		5,116	271,608
Nam Tai Electronics, Inc.	VG	32,917	196,844

			1,737,402

ENERGY EQUIPMENT & SERVICES – 2.5%
Gulf Island Fabrication, Inc.		8,540	249,966
Matrix Service Co.*		17,250	241,672
Patterson-UTI Energy, Inc.		8,580	148,348
RPC, Inc.		17,695	187,744
TETRA Technologies, Inc.*		21,845	205,780
TGC Industries, Inc.*		20,064	199,035
Tidewater, Inc.		4,700	253,894

			1,486,439

FOOD & STAPLES RETAILING – 1.5%
Harris Teeter Supermarkets, Inc.		7,030	281,903
Spartan Stores, Inc.		12,184	220,774
The Andersons, Inc.		7,210	351,055

			853,732

FOOD PRODUCTS – 1.2%
Chiquita Brands International, Inc.*		23,720	208,499
Darling International, Inc.*		9,220	160,612
Fresh Del Monte Produce, Inc.	KY	15,730	359,273

			728,384

GAS UTILITIES – 1.2%
Southwest Gas Corp.		9,406	402,012
The Laclede Group, Inc.		8,490	331,280

			733,292

HEALTH CARE EQUIPMENT & SUPPLIES – 3.3%
Analogic Corp.		3,350	226,259
Angiodynamics, Inc.*		12,453	152,549
Cantel Medical Corp.		11,507	288,711
CONMED Corp.		8,500	253,895
ICU Medical, Inc.*		5,175	254,403
Kensey Nash Corp.		6,920	202,479
Medical Action Industries, Inc.*		17,155	98,127
Orthofix International NV*	AN	4,659	175,085
Quidel Corp.*		10,915	200,508
Symmetry Medical, Inc.*		15,115	106,863

			1,958,879

HEALTH CARE PROVIDERS & SERVICES – 3.5%
AmSurg Corp.*		11,060	309,459
Centene Corp.*		7,070	346,218
Lincare Holdings, Inc.		10,160	262,941
Magellan Health Services, Inc.*		7,140	348,503
Medcath Corp.*		18,600	146,196

	Country Code**	Shares	Value
Molina Healthcare, Inc.*		8,960	$301,325
Triple-S Management Corp., Class B*	PR	8,130	187,803
U.S. Physical Therapy, Inc.		7,592	174,995

			2,077,440

HOTELS, RESTAURANTS & LEISURE – 1.7%
Benihana, Inc.		16,261	212,206
Bob Evans Farms, Inc.		9,140	344,761
P.F. Chang’s China Bistro, Inc.		6,260	247,395
Red Robin Gourmet Burgers, Inc.*		5,949	221,243

			1,025,605

HOUSEHOLD DURABLES – 0.8%
American Greetings Corp.		14,250	218,595
Cavco Industries, Inc.*		4,235	197,266
CSS Industries, Inc.		2,693	52,406

			468,267

INSURANCE – 7.6%
Allied World Assurance Co. Holdings Ltd.	CH	3,980	273,307
American Safety Insurance Holdings, Ltd.*	BM	12,110	228,273
Argo Group International Holdings, Inc.	BM	10,550	315,128
Baldwin & Lyons, Inc., Class B		9,285	207,798
eHealth, Inc.*		16,513	269,327
EMC Insurance Group, Inc.		9,740	195,677
Endurance Specialty Holdings, Ltd.	BM	5,860	238,268
FBL Financial Group, Inc.		8,220	277,014
Global Indemnity PLC*	IE	16,087	313,536
Hanover Insurance Group, Inc.		7,201	296,105
Horace Mann Educators Corp.		16,520	291,082
Kemper Corp.		1,174	35,549
National Western Life Insurance Co.		1,086	148,641
Navigators Group, Inc.*		5,730	270,685
Old Republic International Corp.		8,412	88,747
Safety Insurance Group, Inc.		7,250	301,890
Stewart Information Services Corp.		12,892	183,195
Symetra Financial Corp.		22,045	254,179
United Fire Group, Inc.		16,117	288,333

			4,476,734

INTERNET SOFTWARE & SERVICES – 1.7%
InfoSpace, Inc.*		19,211	246,093
j2 Global, Inc.		6,486	186,018
Monster Worldwide, Inc.*		19,610	191,198
United Online, Inc.		30,390	148,607
ValueClick, Inc.*		11,670	230,366

			1,002,282

IT SERVICES – 3.1%
Acxiom Corp.*		20,630	302,848
CACI International, Inc., Class A*		5,890	366,888

SCSM COLUMBIA SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
Convergys Corp.*		23,453	$313,097
CSG Systems International, Inc.*		10,840	164,118
Global Cash Access Holdings, Inc.*		35,987	280,699
MoneyGram International, Inc.*		13,019	234,342
Teletech Holdings, Inc.*		10,540	169,694

			1,831,686

MACHINERY – 4.6%
Astec Industries, Inc.*		6,550	238,944
Briggs & Stratton Corp.		13,667	245,049
CIRCOR International, Inc.		6,000	199,620
EnPro Industries, Inc.*		7,560	310,716
FreightCar America, Inc.		5,344	120,187
Harsco Corp.		6,990	163,985
ITT Corp.		6,400	146,816
Kadant, Inc.*		10,164	242,106
LB Foster Co.		7,320	208,693
Mueller Industries, Inc.		8,810	400,415
Robbins & Myers, Inc.		7,770	404,429

			2,680,960

MARINE – 0.3%
Diana Shipping, Inc.*	MH	17,290	154,746

METALS & MINING – 1.3%
Olympic Steel, Inc.		7,485	179,640
Thompson Creek Metals Co., Inc.*	CA	43,480	293,925
Worthington Industries, Inc.		13,960	267,753

			741,318

OIL, GAS & CONSUMABLE FUELS – 2.6%
Bill Barrett Corp.*		11,960	311,079
Cloud Peak Energy, Inc.*		16,640	265,075
Forest Oil Corp.*		12,110	146,773
Stone Energy Corp.*		8,025	229,435
Swift Energy Co.*		9,700	281,591
VAALCO Energy, Inc.*		29,455	278,350

			1,512,303

PAPER & FOREST PRODUCTS – 0.4%
Wausau Paper Corp.		25,331	237,605

PHARMACEUTICALS – 2.1%
Impax Laboratories, Inc.*		11,100	272,838
Medicis Pharmaceutical Corp., Class A		7,010	263,506
Par Pharmaceutical Cos., Inc.*		7,740	299,770
ViroPharma, Inc.*		14,190	426,693

			1,262,807

PROFESSIONAL SERVICES – 0.9%
FTI Consulting, Inc.*		7,780	291,906
Korn/Ferry International*		13,650	228,637

			520,543

REAL ESTATE INVESTMENT TRUSTS – 6.0%
Chesapeake Lodging Trust		18,675	335,590

	Country Code**	Shares	Value
Corporate Office Properties Trust		9,108	$211,397
Cousins Properties, Inc.		43,513	329,828
DiamondRock Hospitality Co.		41,540	427,446
Franklin Street Properties Corp.		22,899	242,729
National Health Investors, Inc.		5,370	261,949
Potlatch Corp.		10,640	333,457
Starwood Property Trust, Inc.		22,193	466,497
Sunstone Hotel Investors, Inc.*		47,070	458,462
Terreno Realty Corp.		17,615	252,071
Urstadt Biddle Properties, Inc., Class A		10,140	200,164

			3,519,590

ROAD & RAIL – 1.4%
Heartland Express, Inc.		13,670	197,668
Ryder System, Inc.		4,500	237,600
Werner Enterprises, Inc.		16,200	402,732

			838,000

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 4.0%
Amkor Technology, Inc.*		34,540	212,248
ATMI, Inc.*		10,380	241,854
Cabot Microelectronics Corp.		6,100	237,168
Cymer, Inc.*		5,730	286,500
Entegris, Inc.*		35,140	328,208
Integrated Device Technology, Inc.*		28,860	206,349
MKS Instruments, Inc.		11,350	335,165
Teradyne, Inc.*		14,020	236,798
Tessera Technologies, Inc.*		15,864	273,654

			2,357,944

SOFTWARE – 1.5%
Compuware Corp.*		18,530	170,291
Monotype Imaging Holdings, Inc.*		10,720	159,728
Parametric Technology Corp.*		8,340	233,019
Progress Software Corp.*		13,240	312,729

			875,767

SPECIALTY RETAIL – 4.9%
Aaron’s, Inc.		9,640	249,676
Children’s Place Retail Stores, Inc.*		6,155	318,029
Finish Line, Inc., Class A		15,240	323,393
GameStop Corp., Class A		9,026	197,128
hhgregg, Inc.*		15,563	177,107
RadioShack Corp.		23,810	148,098
Rent-A-Center, Inc.		15,990	603,622
Shoe Carnival, Inc.*		7,585	244,389
Stage Stores, Inc.		12,452	202,220
The Men’s Wearhouse, Inc.		10,700	414,839

			2,878,501

TEXTILES, APPAREL & LUXURY GOODS – 1.9%
G-III Apparel Group, Ltd.*		6,720	190,982
Movado Group, Inc.		11,923	292,710
The Jones Group, Inc.		28,320	355,699

SCSM COLUMBIA SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)	Sun Capital Advisers Trust

Country Code**	Shares	Value
The Warnaco Group, Inc.*	4,490	$262,216

		1,101,607

THRIFT & MORTGAGE FINANCE – 4.9%
Bank Mutual Corp.	45,239	182,766
BankFinancial Corp.	24,690	163,448
Beneficial Mutual Bancorp, Inc.*	30,800	269,192
Brookline Bancorp, Inc.	32,523	304,740
Clifton Savings Bancorp, Inc.	12,835	133,869
ESSA Bancorp, Inc.	14,159	138,758
Home Federal Bancorp, Inc.	23,742	240,506
MGIC Investment Corp.*	54,552	270,578
Northfield Bancorp, Inc.	11,222	159,577
Provident New York Bancorp	21,990	186,035
TrustCo Bank Corp. NY	26,661	152,234
United Financial Bancorp, Inc.	10,738	169,875
Washington Federal, Inc.	18,430	309,993
Westfield Financial, Inc.	28,072	222,050

		2,903,621

TRADING COMPANIES & DISTRIBUTORS – 0.9%
Applied Industrial Technologies, Inc.	6,040	248,425
Kaman Corp.	8,550	290,273

		538,698

WIRELESS TELECOMMUNICATION SERVICES – 0.5%
NTELOS Holdings Corp.	7,080	146,556
Shenandoah Telecommunications Co.	11,391	127,010

		273,566

Total Common Stocks (Cost $54,064,449)		58,571,292

TOTAL INVESTMENTS – 99.7% (Cost $54,064,449)		58,571,292
Other assets less liabilities – 0.3%		169,985

NET ASSETS – 100.0%		$58,741,277

AN	Netherlands Antilles
BM	Bermuda
CA	Canada
CH	Switzerland
DE	Germany
IE	Ireland
KY	Cayman Islands
MH	Marshall Islands
PR	Puerto Rico
VG	British Virgin Islands

*	Non-income producing security.
**	Unless otherwise noted the issuer country code for all securities is United States.

SCSM COLUMBIA SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)	Sun Capital Advisers Trust

(1)	Fair Value Measurements †

The following table summarizes the inputs used to value the Fund’s assets and liabilities, as applicable, measured at fair value at the period end:

Assets	Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks (a)	$58,470,500	$100,792	$—	$58,571,292

Total Investments	$58,470,500	$100,792	$—	$58,571,292

†	See Note 2b in the Notes to Portfolios of Investments for additional information.
(a)	See Portfolio of Investments for additional detailed categorizations of Level 1 securities. The Level 2 security is within the Construction & Engineering industry in the Portfolio of Investments.

SCSM DAVIS VENTURE VALUE FUND

PORTFOLIO OF INVESTMENTS

March 31, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
COMMON STOCKS – 95.8%
AEROSPACE & DEFENSE – 0.8%
Lockheed Martin Corp.		35,940	$3,229,568

AUTOMOBILES – 0.7%
Harley-Davidson, Inc.		54,986	2,698,713

BEVERAGES – 4.0%
Diageo PLC ADR	GB	79,447	7,666,636
Heineken Holding NV	NL	66,759	3,125,180
The Coca-Cola Co.		72,140	5,339,081

			16,130,897

CAPITAL MARKETS – 8.3%
Ameriprise Financial, Inc.		35,305	2,016,975
Bank of New York Mellon Corp.		803,520	19,388,937
Julius Baer Group Ltd.	CH	204,200	8,243,102
The Charles Schwab Corp.		141,450	2,032,636
The Goldman Sachs Group, Inc.		15,021	1,868,162

			33,549,812

CHEMICALS – 3.7%
Air Products & Chemicals, Inc.		27,980	2,568,564
Ecolab, Inc.		32,270	1,991,705
Monsanto Co.		73,220	5,840,027
Potash Corp. of Saskatchewan, Inc.	CA	62,925	2,875,043
Praxair, Inc.		14,320	1,641,645

			14,916,984

COMMERCIAL BANKS – 5.8%
Wells Fargo & Co.		694,193	23,699,749

COMMERCIAL SERVICES & SUPPLIES – 1.4%
Iron Mountain, Inc.		197,924	5,700,211

COMPUTERS & PERIPHERALS – 0.5%
Hewlett-Packard Co.		79,000	1,882,570

CONSTRUCTION MATERIALS – 0.4%
Martin Marietta Materials, Inc.		18,260	1,563,604

CONSUMER FINANCE – 5.7%
American Express Co.		399,575	23,119,410

CONTAINERS & PACKAGING – 0.4%
Sealed Air Corp.		76,103	1,469,549

DISTRIBUTORS – 0.3%
Li & Fung Ltd.	BM	616,000	1,413,566

DIVERSIFIED FINANCIAL SERVICES – 0.4%
CME Group, Inc.		2,830	818,804
JP Morgan Chase & Co.		18,736	861,481

			1,680,285

ENERGY EQUIPMENT & SERVICES – 1.0%
Schlumberger, Ltd.	AN	21,700	1,517,481

	Country Code**	Shares	Value
Transocean Ltd.	CH	48,582	$2,657,435

			4,174,916

FOOD & STAPLES RETAILING – 10.7%
Costco Wholesale Corp.		204,995	18,613,546
CVS Caremark Corp.		505,412	22,642,458
Sysco Corp.		33,490	1,000,011
Walgreen Co.		32,370	1,084,071

			43,340,086

FOOD PRODUCTS – 0.6%
Kraft Foods, Inc., Class A		29,060	1,104,571
Nestle SA	CH	5,750	361,803
Unilever NV	NL	28,720	977,342

			2,443,716

HEALTH CARE EQUIPMENT & SUPPLIES – 0.6%
Baxter International, Inc.		21,480	1,284,074
Becton, Dickinson & Co.		17,060	1,324,709

			2,608,783

HEALTH CARE PROVIDERS & SERVICES – 2.2%
Express Scripts, Inc.*		161,761	8,764,211

HOUSEHOLD DURABLES – 0.2%
Hunter Douglas NV	AN	14,850	643,677

INSURANCE – 10.4%
ACE Ltd.	CH	38,620	2,826,984
Alleghany Corp.*		15,870	5,222,817
Aon Corp.		12,980	636,799
Berkshire Hathaway, Inc., Class A*		67	8,167,300
Everest Re Group, Ltd.	BM	5,950	550,494
Fairfax Financial Holdings Ltd.	CA	5,200	2,093,461
Fairfax Financial Holdings Ltd.(1)	CA	1,960	791,094
Loews Corp.		269,770	10,755,730
Markel Corp.*		1,353	607,416
The Progressive Corp.		456,319	10,577,474

			42,229,569

INTERNET & CATALOG RETAIL – 1.6%
Expedia, Inc.		41,230	1,378,731
Groupon, Inc.*		23,600	433,768
Liberty Interactive Corp., Class A*		108,062	2,062,904
Netflix, Inc.*		17,860	2,054,615
TripAdvisor, Inc.*		19,820	706,979

			6,636,997

INTERNET SOFTWARE & SERVICES – 3.0%
Google, Inc., Class A*		19,360	12,414,406

IT SERVICES – 0.5%
Visa, Inc., Class A		17,010	2,007,180

LIFE SCIENCES TOOLS & SERVICES – 0.4%
Agilent Technologies, Inc.		34,148	1,519,927

SCSM DAVIS VENTURE VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
MACHINERY – 0.4%
PACCAR, Inc.		34,730	$1,626,406

MARINE – 1.3%
China Shipping Development Co., Ltd.	CN	1,173,800	813,213
Kuehne & Nagel International AG	CH	32,086	4,339,980

			5,153,193

MEDIA – 1.8%
Grupo Televisa SA ADR	MX	36,476	768,914
The Walt Disney Co.		148,650	6,507,897

			7,276,811

METALS & MINING – 1.2%
BHP Billiton PLC	GB	81,200	2,477,451
Rio Tinto PLC	GB	43,672	2,407,148

			4,884,599

OIL, GAS & CONSUMABLE FUELS – 10.4%
Canadian Natural Resources Ltd.	CA	317,192	10,524,431
China Coal Energy Co., Ltd.	CN	1,652,300	1,855,381
Devon Energy Corp.		60,121	4,275,806
EOG Resources, Inc.		127,793	14,197,802
Occidental Petroleum Corp.		98,450	9,375,394
OGX Petroleo e Gas Participacoes SA*	BR	267,700	2,214,396

			42,443,210

PAPER & FOREST PRODUCTS – 0.0%+
Sino-Forest Corp.*	CA	280,530	—
Sino-Forest Corp.*(1)	CA	6,300	—

			—

PERSONAL PRODUCTS – 0.1%
Natura Cosmeticos SA	BR	28,600	621,995

PHARMACEUTICALS – 4.9%
Johnson & Johnson		111,090	7,327,497
Merck & Co., Inc.		217,433	8,349,427
Pfizer, Inc.		54,740	1,240,408
Roche Holding AG	CH	17,600	3,062,989

			19,980,321

REAL ESTATE MANAGEMENT & DEVELOPMENT – 2.0%
Brookfield Asset Management, Inc., Class A	CA	117,000	3,693,690
Hang Lung Group Ltd.	HK	669,900	4,283,088

			7,976,778

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 1.9%
Intel Corp.		44,130	1,240,494
Texas Instruments, Inc.		191,055	6,421,359

			7,661,853

SOFTWARE – 2.1%
Activision Blizzard, Inc.		189,550	2,430,031
Microsoft Corp.		126,080	4,066,080

	Country Code**	Shares	Value
Oracle Corp.		75,700	$2,207,412

			8,703,523

SPECIALTY RETAIL – 3.5%
Bed Bath & Beyond, Inc.*		173,040	11,380,841
CarMax, Inc.*		62,587	2,168,640
Tiffany & Co.		11,780	814,351

			14,363,832

TEXTILES, APPAREL & LUXURY GOODS – 0.1%
Compagnie Financiere Richemont SA	CH	9,900	620,738

TOBACCO – 0.9%
Philip Morris International, Inc.		40,228	3,564,603

TRANSPORTATION INFRASTRUCTURE – 1.4%
China Merchants Holdings International Co., Ltd.	HK	1,687,652	5,639,596
LLX Logistica SA*	BR	50,700	94,154

			5,733,750

WIRELESS TELECOMMUNICATION SERVICES – 0.2%
America Movil SAB de C.V. ADR, Series L	MX	28,400	705,172

Total Common Stocks (Cost $312,786,056)			389,155,170

		Principal Amount (000)
SHORT TERM INVESTMENTS – 3.9%
COMMERCIAL PAPER(2) – 3.9%
Barclays U.S. Funding LLC 0.10%, 4/2/12 (Amortized cost $16,001,956)		$16,002	16,001,956

TOTAL INVESTMENTS – 99.7% (Cost $328,788,012)			405,157,126
Other assets less liabilities – 0.3%			1,112,898

NET ASSETS – 100.0%			$406,270,024

ADR	American Depositary Receipt

AN	Netherlands Antilles
BM	Bermuda
BR	Brazil
CA	Canada
CH	Switzerland
CN	China
GB	Great Britain
HK	Hong Kong
MX	Mexico
NL	Netherlands

+	Amount is less than 0.05%.
*	Non-income producing security.

SCSM DAVIS VENTURE VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)	Sun Capital Advisers Trust

**	Unless otherwise noted the issuer country code for all securities is United States.
(1)	Eligible for resale under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $791,094, representing 0.2% of net assets.
(2)	Interest rates represent annualized yield at date of purchase.

SCSM DAVIS VENTURE VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)	Sun Capital Advisers Trust

(3)	Fair Value Measurements †

The following table summarizes the inputs used to value the Fund’s assets and liabilities, as applicable, measured at fair value at the period end:

Assets	Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Aerospace & Defense	$3,229,568	$—	$—	$3,229,568
Automobiles	2,698,713	—	—	2,698,713
Beverages	13,005,717	3,125,180	—	16,130,897
Capital Markets	25,306,710	8,243,102	—	33,549,812
Chemicals	14,916,984	—	—	14,916,984
Commercial Banks	23,699,749	—	—	23,699,749
Commercial Services & Supplies	5,700,211	—	—	5,700,211
Computers & Peripherals	1,882,570	—	—	1,882,570
Construction Materials	1,563,604	—	—	1,563,604
Consumer Finance	23,119,410	—	—	23,119,410
Containers & Packaging	1,469,549	—	—	1,469,549
Distributors	—	1,413,566	—	1,413,566
Diversified Financial Services	1,680,285	—	—	1,680,285
Energy Equipment & Services	4,174,916	—	—	4,174,916
Food & Staples Retailing	43,340,086	—	—	43,340,086
Food Products	2,081,913	361,803	—	2,443,716
Health Care Equipment & Supplies	2,608,783	—	—	2,608,783
Health Care Providers & Services	8,764,211	—	—	8,764,211
Household Durables	—	643,677	—	643,677
Insurance	42,229,569	—	—	42,229,569
Internet & Catalog Retail	6,636,997	—	—	6,636,997
Internet Software & Services	12,414,406	—	—	12,414,406
IT Services	2,007,180	—	—	2,007,180
Life Sciences Tools & Services	1,519,927	—	—	1,519,927
Machinery	1,626,406	—	—	1,626,406
Marine	—	5,153,193	—	5,153,193
Media	7,276,811	—	—	7,276,811
Metals & Mining	—	4,884,599	—	4,884,599
Oil, Gas & Consumable Fuels	40,587,829	1,855,381	—	42,443,210
Paper & Forest Products	—	—	—	—
Personal Products	621,995	—	—	621,995
Pharmaceuticals	16,917,332	3,062,989	—	19,980,321
Real Estate Management & Development	3,693,690	4,283,088	—	7,976,778
Semiconductors & Semiconductor Equipment	7,661,853	—	—	7,661,853
Software	8,703,523	—	—	8,703,523
Specialty Retail	14,363,832	—	—	14,363,832
Textiles, Apparel & Luxury Goods	—	620,738	—	620,738
Tobacco	3,564,603	—	—	3,564,603
Transportation Infrastructure	94,154	5,639,596	—	5,733,750
Wireless Telecommunication Services	705,172	—	—	705,172

Total Common Stocks	349,868,258	39,286,912	—	389,155,170

Short Term Investments
Commercial Paper	—	16,001,956	—	16,001,956

Total Investments	$349,868,258	$55,288,868	$—	$405,157,126

†	See Note 2b in the Notes to Portfolios of Investments for additional information.

SCSM INVESCO SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS

March 31, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
COMMON STOCKS – 99.5%
AEROSPACE & DEFENSE – 2.9%
Hexcel Corp.*		15,613	$374,868
TransDigm Group, Inc.*		8,280	958,493

			1,333,361

AIR FREIGHT & LOGISTICS – 1.5%
Forward Air Corp.		9,497	348,255
HUB Group, Inc.*		9,496	342,141

			690,396

AUTO COMPONENTS – 1.3%
Tenneco, Inc.*		7,913	293,968
TRW Automotive Holdings Corp.*		6,552	304,340

			598,308

BIOTECHNOLOGY – 3.8%
Acorda Therapeutics, Inc.*		7,132	189,355
BioMarin Pharmaceutical, Inc.*		13,787	472,205
Incyte Corp.*		20,831	402,038
Myriad Genetics, Inc.*		14,823	350,712
United Therapeutics Corp.*		6,649	313,367

			1,727,677

BUILDING PRODUCTS – 0.7%
A.O. Smith Corp.		7,508	337,485

CAPITAL MARKETS – 1.8%
Affiliated Managers Group, Inc.*		4,151	464,123
Greenhill & Co., Inc.		3,607	157,410
Stifel Financial Corp.*		5,735	217,012

			838,545

CHEMICALS – 1.9%
Intrepid Potash, Inc.*		8,797	214,031
Olin Corp.		15,912	346,086
Rockwood Holdings, Inc.*		5,990	312,379

			872,496

COMMERCIAL BANKS – 1.5%
Huntington Bancshares, Inc.		40,115	258,742
SVB Financial Group*		6,955	447,484

			706,226

COMMERCIAL SERVICES & SUPPLIES – 1.8%
Corrections Corporation of America*		16,045	438,189
Tetra Tech, Inc.*		15,089	397,746

			835,935

COMMUNICATIONS EQUIPMENT – 2.4%
Ciena Corp.*		13,053	211,328
Finisar Corp.*		13,535	272,730
NETGEAR, Inc.*		9,193	351,173
Polycom, Inc.*		14,227	271,309

			1,106,540

	Country Code**	Shares	Value
CONTAINERS & PACKAGING – 0.7%
Greif, Inc., Class A		5,334	$298,277

DISTRIBUTORS – 0.8%
Pool Corp.		9,927	371,468

ELECTRIC UTILITIES – 0.8%
ITC Holdings Corp.		4,755	365,850

ELECTRICAL EQUIPMENT – 0.8%
Acuity Brands, Inc.		5,746	361,021

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 3.1%
Cognex Corp.		7,913	335,195
Littelfuse, Inc.		6,198	388,615
National Instruments Corp.		12,800	365,056
SYNNEX Corp.*		9,189	350,468

			1,439,334

ENERGY EQUIPMENT & SERVICES – 4.1%
Atwood Oceanics, Inc.*		7,061	316,968
Dresser-Rand Group, Inc.*		7,015	325,426
Dril-Quip, Inc.*		5,083	330,497
FMC Technologies, Inc.*		7,230	364,537
Lufkin Industries, Inc.		4,366	352,118
Patterson-UTI Energy, Inc.		12,204	211,007

			1,900,553

FOOD & STAPLES RETAILING – 0.6%
Harris Teeter Supermarkets, Inc.		6,983	280,018

FOOD PRODUCTS – 1.9%
B&G Foods, Inc.		16,551	372,563
Diamond Foods, Inc.		5,306	121,083
Lancaster Colony Corp.		5,562	369,650

			863,296

HEALTH CARE EQUIPMENT & SUPPLIES – 4.5%
Insulet Corp.*		12,030	230,254
Masimo Corp.*		12,196	285,143
Meridian Bioscience, Inc.		10,693	207,230
Sirona Dental Systems, Inc.*		6,947	358,048
STERIS Corp.		9,527	301,244
Zoll Medical Corp.*		7,134	660,823

			2,042,742

HEALTH CARE PROVIDERS & SERVICES – 4.7%
Centene Corp.*		9,493	464,872
Chemed Corp.		5,812	364,296
Health Management Associates, Inc., Class A*		28,965	194,645
HMS Holdings Corp.*		8,822	275,335
MEDNAX, Inc.*		4,370	324,997
PSS World Medical, Inc.*		11,022	279,297
VCA Antech, Inc.*		10,696	248,254

			2,151,696

HEALTH CARE TECHNOLOGY – 0.6%
Quality Systems, Inc.		6,232	272,525

SCSM INVESCO SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
HOTELS, RESTAURANTS & LEISURE – 4.5%
Choice Hotels International, Inc.		7,353	$274,561
Darden Restaurants, Inc.		6,115	312,843
Domino’s Pizza, Inc.		9,165	332,690
Jack In The Box, Inc.*		11,924	285,818
Life Time Fitness, Inc.*		8,485	429,086
Penn National Gaming, Inc.*		10,260	440,975

			2,075,973

HOUSEHOLD DURABLES – 0.8%
The Ryland Group, Inc.		18,160	350,125

INSURANCE – 1.5%
Brown & Brown, Inc.		14,645	348,258
ProAssurance Corp.		3,932	346,449

			694,707

INTERNET SOFTWARE & SERVICES – 2.4%
Ancestry.com, Inc.*		7,188	163,455
DealerTrack Holdings, Inc.*		11,468	347,022
ValueClick, Inc.*		21,893	432,168
WebMD Health Corp., Class A*		5,180	132,504

			1,075,149

IT SERVICES – 1.0%
Alliance Data Systems Corp.*		3,737	470,713

LIFE SCIENCES TOOLS & SERVICES – 2.1%
Parexel International Corp.*		14,577	393,142
PerkinElmer, Inc.		11,289	312,254
Techne Corp.		3,712	260,211

			965,607

MACHINERY – 5.1%
Crane Co.		6,976	338,336
Kennametal, Inc.		7,783	346,577
Lincoln Electric Holdings, Inc.		8,873	402,124
Lindsay Corp.		5,072	336,122
WABCO Holdings, Inc.*		7,271	439,750
Wabtec Corp.		6,403	482,594

			2,345,503

METALS & MINING – 1.3%
Allied Nevada Gold Corp.*		3,396	110,472
Carpenter Technology Corp.		6,881	359,394
Detour Gold Corp.*	CA	4,096	102,128

			571,994

OIL, GAS & CONSUMABLE FUELS – 2.9%
Berry Petroleum Co., Class A		7,462	351,684
Energen Corp.		5,830	286,545
James River Coal Co.*		24,004	122,900
Oasis Petroleum, Inc.*		10,403	320,724
Resolute Energy Corp.*		22,654	257,803

			1,339,656

PERSONAL PRODUCTS – 1.2%
Nu Skin Enterprises, Inc.		9,620	557,094

	Country Code**	Shares	Value
PHARMACEUTICALS – 1.0%
Salix Pharmaceuticals Ltd.*		8,950	$469,875

PROFESSIONAL SERVICES – 1.1%
Costar Group, Inc.*		6,993	482,867

REAL ESTATE INVESTMENT TRUSTS – 0.7%
Colonial Properties Trust		15,500	336,815

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 7.4%
Cavium, Inc.*		10,461	323,663
Cymer, Inc.*		6,459	322,950
Hittite Microwave Corp.*		5,904	320,646
Microsemi Corp.*		15,944	341,839
MKS Instruments, Inc.		10,780	318,334
PMC-Sierra, Inc.*		45,129	326,283
Power Integrations, Inc.		9,334	346,478
Semtech Corp.*		12,144	345,618
Teradyne, Inc.*		20,619	348,255
Volterra Semiconductor Corp.*		11,111	382,385

			3,376,451

SOFTWARE – 11.5%
ANSYS, Inc.*		5,792	376,596
Aspen Technology, Inc.*		21,046	432,074
BroadSoft, Inc.*		9,755	373,129
Commvault Systems, Inc.*		9,473	470,240
Fair Issac Corp.		9,342	410,114
Informatica Corp.*		10,739	568,093
Interactive Intelligence Group*		7,849	239,473
Manhattan Associates, Inc.*		9,685	460,328
MICROS Systems, Inc.*		7,765	429,327
MicroStrategy, Inc., Class A*		163	22,820
Parametric Technology Corp.*		12,233	341,790
Quest Software, Inc.*		13,682	318,380
Solarwinds, Inc.*		14,249	550,724
Websense, Inc.*		12,426	262,064

			5,255,152

SPECIALTY RETAIL – 6.8%
Dick’s Sporting Goods, Inc.		8,187	393,631
DSW, Inc., Class A		6,338	347,132
Foot Locker, Inc.		12,852	399,055
GameStop Corp., Class A		11,532	251,859
Group 1 Automotive, Inc.		6,178	347,018
Monro Muffler Brake, Inc.		7,974	330,841
Tractor Supply Co.		4,164	377,092
Urban Outfitters, Inc.*		11,065	322,102
Vitamin Shoppe, Inc.*		8,114	358,720

			3,127,450

TEXTILES, APPAREL & LUXURY GOODS – 3.4%
Maidenform Brands, Inc.*		11,973	269,512
Michael Kors Holdings Ltd.*	VG	9,100	423,969
Steven Madden Ltd.*		10,563	451,569
Under Armour, Inc., Class A*		4,569	429,486

			1,574,536

TRADING COMPANIES & DISTRIBUTORS – 1.7%
Watsco, Inc.		4,949	366,424

SCSM INVESCO SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
WESCO International, Inc.*		6,008	$392,382

			758,806

WIRELESS TELECOMMUNICATION SERVICES – 0.9%
SBA Communications Corp.*		8,168	415,016

Total Common Stocks
(Cost $37,130,583)			45,637,238

TOTAL INVESTMENTS – 99.5%
(Cost $37,130,583)			45,637,238
Other assets less liabilities – 0.5%			246,235

NET ASSETS – 100.0%			$45,883,473

CA	Canada
VG	British Virgin Islands

*	Non-income producing security.
**	Unless otherwise noted the issuer country code for all securities is United States.

SCSM INVESCO SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)	Sun Capital Advisers Trust

(1)	Fair Value Measurements

All investments are categorized as Level 1 under the fair value hierarchy. See Note 2b in the Notes to Portfolios of Investments for additional information.

SCSM LORD ABBETT GROWTH & INCOME FUND

PORTFOLIO OF INVESTMENTS

March 31, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
COMMON STOCKS – 99.6%
AEROSPACE & DEFENSE – 3.5%
General Dynamics Corp.		23,870	$1,751,581
Rockwell Collins, Inc.		112,140	6,454,778
United Technologies Corp.		100,190	8,309,759

			16,516,118

AIR FREIGHT & LOGISTICS – 1.3%
FedEx Corp.		66,630	6,127,295

AIRLINES – 0.1%
United Continental Holdings, Inc.*		14,900	320,350

AUTOMOBILES – 2.0%
Ford Motor Co.		748,420	9,347,766

BEVERAGES – 1.6%
Diageo PLC ADR	GB	31,100	3,001,150
The Coca-Cola Co.		58,680	4,342,907

			7,344,057

BIOTECHNOLOGY – 2.1%
Celgene Corp.*		130,897	10,147,135

CAPITAL MARKETS – 4.2%
Franklin Resources, Inc.		51,590	6,398,708
Lazard Ltd., Class A	BM	107,760	3,077,626
Morgan Stanley		334,990	6,579,203
State Street Corp.		81,630	3,714,165

			19,769,702

CHEMICALS – 3.1%
Air Products & Chemicals, Inc.		48,110	4,416,498
Ashland, Inc.		73,820	4,507,449
PPG Industries, Inc.		62,280	5,966,424

			14,890,371

COMMERCIAL BANKS – 6.9%
BB&T Corp.		155,190	4,871,414
M&T Bank Corp.		76,740	6,667,171
PNC Financial Services Group, Inc.		132,350	8,535,252
U.S. Bancorp		226,500	7,175,520
Wells Fargo & Co.		155,517	5,309,350

			32,558,707

COMMUNICATIONS EQUIPMENT – 1.1%
QUALCOMM, Inc.		77,880	5,297,398

COMPUTERS & PERIPHERALS – 1.4%
EMC Corp.*		221,280	6,611,846

CONSTRUCTION & ENGINEERING – 1.5%
Jacobs Engineering Group, Inc.*		154,680	6,863,152

CONSUMER FINANCE – 2.3%
Capital One Financial Corp.		196,481	10,951,851

	Country Code**	Shares	Value
DIVERSIFIED FINANCIAL SERVICES – 3.5%
JP Morgan Chase & Co.		361,122	$16,604,390

DIVERSIFIED TELECOMMUNICATION SERVICES – 1.4%
AT&T, Inc.		98,133	3,064,694
Verizon Communications, Inc.		97,810	3,739,276

			6,803,970

ELECTRIC UTILITIES – 0.8%
NextEra Energy, Inc.		63,480	3,877,358

ELECTRICAL EQUIPMENT – 0.3%
Rockwell Automation, Inc.		16,840	1,342,148

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 0.9%
Arrow Electronics, Inc.*		98,700	4,142,439

ENERGY EQUIPMENT & SERVICES – 2.3%
Halliburton Co.		229,042	7,601,904
Schlumberger, Ltd.	AN	45,850	3,206,290

			10,808,194

FOOD & STAPLES RETAILING – 1.2%
CVS Caremark Corp.		121,710	5,452,608

FOOD PRODUCTS – 3.2%
Archer-Daniels-Midland Co.		234,399	7,421,072
Bunge, Ltd.	BM	115,367	7,895,718

			15,316,790

HEALTH CARE EQUIPMENT & SUPPLIES – 2.1%
Covidien PLC	IE	122,850	6,717,438
St. Jude Medical, Inc.		70,950	3,143,794

			9,861,232

HEALTH CARE PROVIDERS & SERVICES – 8.6%
CIGNA Corp.		156,293	7,697,430
DaVita, Inc.*		77,450	6,983,667
Express Scripts, Inc.*		191,545	10,377,908
McKesson Corp.		75,710	6,645,067
UnitedHealth Group, Inc.		89,210	5,258,037
WellPoint, Inc.		51,920	3,831,696

			40,793,805

HOUSEHOLD PRODUCTS – 0.2%
Colgate-Palmolive Co.		8,000	782,240

INSURANCE – 8.1%
ACE Ltd.	CH	86,140	6,305,448
Berkshire Hathaway, Inc., Class B*		154,130	12,507,649
Marsh & McLennan Cos., Inc.		175,160	5,743,496
Prudential Financial, Inc.		118,250	7,495,868
Travelers Cos., Inc.		102,890	6,091,088

			38,143,549

INTERNET SOFTWARE & SERVICES – 0.6%
eBay, Inc.*		79,890	2,947,142

LIFE SCIENCES TOOLS & SERVICES – 2.1%
Thermo Fisher Scientific, Inc.		179,410	10,115,136

SCSM LORD ABBETT GROWTH & INCOME FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
MACHINERY – 5.1%
Dover Corp.		136,250	$8,575,575
Eaton Corp.		138,920	6,922,384
Flowserve Corp.		45,430	5,247,619
Parker Hannifin Corp.		37,760	3,192,608

			23,938,186

MEDIA – 4.9%
Comcast Corp., Class A		250,830	7,527,408
Omnicom Group, Inc.		46,690	2,364,849
The Walt Disney Co.		140,622	6,156,431
Time Warner, Inc.		191,640	7,234,410

			23,283,098

METALS & MINING – 0.8%
Freeport-McMoRan Copper & Gold, Inc.		100,770	3,833,291

MULTI-LINE RETAIL – 1.1%
J.C. Penney Co., Inc.		48,680	1,724,732
Target Corp.		61,202	3,566,241

			5,290,973

OIL, GAS & CONSUMABLE FUELS – 7.3%
Anadarko Petroleum Corp.		91,320	7,154,009
Apache Corp.		46,140	4,634,301
Chevron Corp.		31,178	3,343,529
Devon Energy Corp.		46,180	3,284,322
Exxon Mobil Corp.		90,180	7,821,311
Imperial Oil, Ltd.	CA	76,570	3,475,512
Range Resources Corp.		39,840	2,316,298
Suncor Energy, Inc.	CA	69,510	2,272,977

			34,302,259

PAPER & FOREST PRODUCTS – 1.4%
International Paper Co.		193,600	6,795,360

PHARMACEUTICALS – 3.0%
Teva Pharmaceutical Industries, Ltd. ADR	IL	220,840	9,951,050
Watson Pharmaceuticals, Inc.*		64,180	4,303,911

			14,254,961

PROFESSIONAL SERVICES – 1.1%
The Dun & Bradstreet Corp.		61,760	5,232,925

ROAD & RAIL – 0.6%
CSX Corp.		141,740	3,050,245

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 5.4%
Broadcom Corp., Class A*		186,670	7,336,131
Intel Corp.		129,650	3,644,461
Lam Research Corp.*		116,460	5,196,445
Texas Instruments, Inc.		277,170	9,315,684

			25,492,721

SOFTWARE – 1.4%
Adobe Systems, Inc.*		56,210	1,928,565
Microsoft Corp.		138,580	4,469,205

			6,397,770

	Country Code**	Shares	Value
SPECIALTY RETAIL – 1.1%
The Home Depot, Inc.		102,570	$5,160,297

Total Common Stocks (Cost $416,012,134)			470,768,835

SHORT TERM INVESTMENTS – 0.2%
MUTUAL FUNDS – 0.2%
State Street Institutional Liquid Reserves Fund, 0.24% (Cost $987,546)		987,546	987,546

TOTAL INVESTMENTS – 99.8% (Cost $416,999,680)			471,756,381
Other assets less liabilities – 0.2%			1,156,377

NET ASSETS – 100.0%			$472,912,758

ADR	American Depositary Receipt

AN	Netherlands Antilles
BM	Bermuda
CA	Canada
CH	Switzerland
GB	Great Britain
IE	Ireland
IL	Israel

*	Non-income producing security.
**	Unless otherwise noted the issuer country code for all securities is United States.

SCSM LORD ABBETT GROWTH & INCOME FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)	Sun Capital Advisers Trust

(1)	Fair Value Measurements

All investments are categorized as Level 1 under the fair value hierarchy. See Note 2b in the Notes to Portfolios of Investments for additional information.

SCSM WMC BLUE CHIP MID CAP FUND

PORTFOLIO OF INVESTMENTS

March 31, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
COMMON STOCKS – 100.1%
AIR FREIGHT & LOGISTICS – 2.4%
C.H. Robinson Worldwide, Inc.		38,375	$2,513,179
Expeditors International of Washington, Inc.		45,135	2,099,229

			4,612,408

AUTO COMPONENTS – 0.7%
Allison Transmission Holdings, Inc.*		57,500	1,373,100

AUTOMOBILES – 1.6%

Harley-Davidson, Inc.		62,145	3,050,077

BEVERAGES – 1.3%
Molson Coors Brewing Co., Class B		56,130	2,539,882

BIOTECHNOLOGY – 5.2%
Alkermes PLC*	IE	77,655	1,440,500
Amylin Pharmaceuticals, Inc.*		110,455	2,756,957
Incyte Corp.*		67,000	1,293,100
Ironwood Pharmaceuticals, Inc.*		57,890	770,516
Regeneron Pharmaceuticals, Inc.*		19,490	2,272,924
Seattle Genetics, Inc.*		66,685	1,359,040

			9,893,037

BUILDING PRODUCTS – 1.5%
Lennox International, Inc.		72,650	2,927,795

CAPITAL MARKETS – 5.1%
Greenhill & Co., Inc.		26,450	1,154,278
Invesco Ltd.	BM	115,465	3,079,451
LPL Investment Holdings, Inc.*		21,620	820,263
SEI Investments Co.		131,910	2,729,218
T. Rowe Price Group, Inc.		29,060	1,897,618

			9,680,828

CHEMICALS – 1.7%
FMC Corp.		15,105	1,599,016
The Sherwin-Williams Co.		15,075	1,638,200

			3,237,216

COMMERCIAL BANKS – 4.7%
Cullen/Frost Bankers, Inc.		18,165	1,057,021
East West Bancorp, Inc.		30,630	707,247
First Niagara Financial Group, Inc.		144,860	1,425,423
First Republic Bank*		58,765	1,935,719
M&T Bank Corp.		39,620	3,442,186
Signature Bank*		7,010	441,910

			9,009,506

COMMERCIAL SERVICES & SUPPLIES – 1.3%
Corrections Corporation of America*		26,290	717,980

	Country Code**	Shares	Value
Waste Connections, Inc.		52,740	$1,715,632

			2,433,612

COMMUNICATIONS EQUIPMENT – 2.3%
ADTRAN, Inc.		67,170	2,095,032
Polycom, Inc.*		66,270	1,263,769
Riverbed Technology, Inc.*		34,450	967,356

			4,326,157

CONSTRUCTION & ENGINEERING – 0.9%
Jacobs Engineering Group, Inc.*		39,125	1,735,976

CONTAINERS & PACKAGING – 0.7%
Silgan Holdings, Inc.		28,390	1,254,838

DIVERSIFIED CONSUMER SERVICES – 0.6%
Weight Watchers International, Inc.		14,740	1,137,781

ELECTRIC UTILITIES – 0.5%
Northeast Utilities		24,550	911,296

ELECTRICAL EQUIPMENT – 0.9%
Ametek, Inc.		34,180	1,658,072

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 1.9%
Amphenol Corp., Class A		36,150	2,160,685
National Instruments Corp.		53,540	1,526,961

			3,687,646

ENERGY EQUIPMENT & SERVICES – 3.4%
Atwood Oceanics, Inc.*		57,005	2,558,954
ENSCO PLC ADR	GB	48,975	2,592,247
McDermott International, Inc.*	PA	100,095	1,282,217

			6,433,418

FOOD & STAPLES RETAILING – 0.3%
PriceSmart, Inc.		8,230	599,226

GAS UTILITIES – 1.2%
UGI Corp.		81,515	2,221,284

HEALTH CARE EQUIPMENT & SUPPLIES – 0.6%
Gen-Probe, Inc.*		18,375	1,220,284

HEALTH CARE PROVIDERS & SERVICES – 5.0%
AmerisourceBergen Corp.		53,150	2,108,992
Cardinal Health, Inc.		42,755	1,843,168
Coventry Health Care, Inc.		64,410	2,291,064
Lincare Holdings, Inc.		95,400	2,468,952
Patterson Cos., Inc.		22,870	763,858

			9,476,034

HEALTH CARE TECHNOLOGY – 0.6%
SXC Health Solutions Corp.*	CA	16,470	1,234,591

HOUSEHOLD DURABLES – 2.6%
NVR, Inc.*		3,931	2,855,203
Tempur-Pedic International, Inc.*		14,660	1,237,744

SCSM WMC BLUE CHIP MID CAP FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
The Ryland Group, Inc.		47,150	$909,052

			5,001,999

INDUSTRIAL CONGLOMERATES – 0.9%
Carlisle Cos., Inc.		32,865	1,640,621

INSURANCE – 2.5%
Alleghany Corp.*		6,170	2,030,547
Unum Group		59,120	1,447,257
W.R. Berkley Corp.		36,966	1,335,212

			4,813,016

INTERNET & CATALOG RETAIL – 0.6%
TripAdvisor, Inc.*		32,600	1,162,842

INTERNET SOFTWARE & SERVICES – 1.9%
VeriSign, Inc.		94,290	3,615,079

IT SERVICES – 4.4%
Gartner, Inc.*		32,550	1,387,932
Genpact Ltd.*	BM	253,550	4,132,865
The Western Union Co.		162,785	2,865,016

			8,385,813

LEISURE EQUIPMENT & PRODUCTS – 1.5%
Hasbro, Inc.		75,325	2,765,934

LIFE SCIENCES TOOLS & SERVICES – 2.7%
Life Technologies Corp.*		46,940	2,291,611
Waters Corp.*		30,720	2,846,515

			5,138,126

MACHINERY – 3.1%
IDEX Corp.		35,920	1,513,309
PACCAR, Inc.		59,495	2,786,151
Pall Corp.		27,500	1,639,825

			5,939,285

MEDIA – 2.5%
AMC Networks, Inc., Class A*		33,650	1,501,800
DreamWorks Animation SKG, Inc., Class A*		106,330	1,961,788
Liberty Global, Inc., Class A*		27,240	1,364,179

			4,827,767

METALS & MINING – 0.8%
Carpenter Technology Corp.		28,695	1,498,740

MULTI-UTILITIES – 0.8%
Wisconsin Energy Corp.		42,785	1,505,176

OIL, GAS & CONSUMABLE FUELS – 6.8%
Cabot Oil & Gas Corp.		26,080	812,914
Cobalt International Energy, Inc.*		72,560	2,178,977
Consol Energy, Inc.		62,730	2,139,093
Denbury Resources, Inc.*		48,480	883,790
Newfield Exploration Co.*		71,475	2,478,753
Pioneer Natural Resources Co.		18,645	2,080,595
Range Resources Corp.		13,540	787,216
Southwestern Energy Co.*		25,130	768,978
WPX Energy, Inc.*		43,100	776,231

			12,906,547

	Country Code**	Shares	Value
PHARMACEUTICALS – 3.7%
Mylan, Inc.*		139,655	$3,274,910
Watson Pharmaceuticals, Inc.*		56,905	3,816,049

			7,090,959

PROFESSIONAL SERVICES – 4.7%
Equifax, Inc.		63,230	2,798,560
Manpower, Inc.		62,060	2,939,782
Robert Half International, Inc.		109,075	3,304,972

			9,043,314

REAL ESTATE INVESTMENT TRUSTS – 1.5%
Alexandria Real Estate Equities, Inc.		3,895	284,842
American Tower Corp.		40,010	2,521,430

			2,806,272

ROAD & RAIL – 1.2%
JB Hunt Transport Services, Inc.		41,840	2,274,841

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 5.1%
Analog Devices, Inc.		14,710	594,284
Maxim Integrated Products, Inc.		86,955	2,486,043
NVIDIA Corp.*		154,770	2,381,910
Skyworks Solutions, Inc.*		122,895	3,398,047
Xilinx, Inc.		25,420	926,051

			9,786,335

SOFTWARE – 4.3%
ANSYS, Inc.*		10,440	678,809
Citrix Systems, Inc.*		29,075	2,294,308
FactSet Research Systems, Inc.		17,345	1,717,849
MICROS Systems, Inc.*		11,580	640,258
Rovi Corp.*		87,270	2,840,639

			8,171,863

SPECIALTY RETAIL – 2.8%
Advanced Auto Parts, Inc.		29,170	2,583,587
CarMax, Inc.*		55,255	1,914,586
JOS A Bank Clothiers, Inc.*		16,765	845,123

			5,343,296

TRADING COMPANIES & DISTRIBUTORS – 1.3%
MSC Industrial Direct Co., Inc., Class A		28,875	2,404,710

Total Common Stocks (Cost $166,566,757)			190,776,599

TOTAL INVESTMENTS – 100.1% (Cost $166,566,757)			190,776,599
Liabilities in excess of other assets – (0.1)%			(98,431)

NET ASSETS – 100.0%			$190,678,168

ADR	American Depositary Receipt

BM	Bermuda
CA	Canada

SCSM WMC BLUE CHIP MID CAP FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)	Sun Capital Advisers Trust

GB	Great Britain
IE	Ireland
PA	Panama

*	Non-income producing security.
**	Unless otherwise noted the issuer country code for all securities is United States.

SCSM WMC BLUE CHIP MID CAP FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)	Sun Capital Advisers Trust

(1)	Fair Value Measurements

All investments are categorized as Level 1 under the fair value hierarchy. See Note 2b in the Notes to Portfolios of Investments for additional information.

SCSM WMC LARGE CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS

March 31, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
COMMON STOCKS – 100.2%
AEROSPACE & DEFENSE – 2.2%
Honeywell International, Inc.		34,872	$2,128,936
The Boeing Co.		31,082	2,311,568

			4,440,504

BEVERAGES – 2.0%
The Coca-Cola Co.		54,750	4,052,047

BIOTECHNOLOGY – 3.5%
Amgen, Inc.		52,707	3,583,549
Biogen Idec, Inc.*		3,573	450,091
Celgene Corp.*		24,593	1,906,449
Gilead Sciences, Inc.*		27,274	1,332,335

			7,272,424

CHEMICALS – 1.4%
CF Industries Holdings, Inc.		6,949	1,269,235
The Sherwin-Williams Co.		13,921	1,512,795

			2,782,030

COMMUNICATIONS EQUIPMENT – 8.8%
Cisco Systems, Inc.		483,694	10,230,128
Emulex Corp.*		96,016	996,646
F5 Networks, Inc.*		12,978	1,751,511
QUALCOMM, Inc.		62,284	4,236,558
Riverbed Technology, Inc.*		24,665	692,593

			17,907,436

COMPUTERS & PERIPHERALS – 15.5%
Apple, Inc.*		27,889	16,718,619
Dell, Inc.*		96,341	1,599,261
EMC Corp.*		240,846	7,196,478
NetApp, Inc.*		54,634	2,445,964
QLogic Corp.*		158,335	2,812,030
SanDisk Corp.*		19,517	967,848

			31,740,200

CONSUMER FINANCE – 1.1%
American Express Co.		38,879	2,249,539

DIVERSIFIED CONSUMER SERVICES – 1.4%
Apollo Group, Inc., Class A*		28,048	1,083,775
ITT Educational Services, Inc.*		27,016	1,786,838

			2,870,613

ENERGY EQUIPMENT & SERVICES – 4.1%
Cameron International Corp.*		9,668	510,761
Core Laboratories NV	NL	14,018	1,844,348
Diamond Offshore Drilling, Inc.		35,013	2,337,118
National-Oilwell Varco, Inc.		22,556	1,792,525
Oceaneering International, Inc.		35,252	1,899,730

			8,384,482

FOOD & STAPLES RETAILING – 2.2%
Costco Wholesale Corp.		22,694	2,060,615
Wal-Mart Stores, Inc.		38,559	2,359,811

			4,420,426

	Country Code**	Shares	Value
FOOD PRODUCTS – 0.2%
Green Mountain Coffee Roasters, Inc.*		7,071	$331,206

HEALTH CARE EQUIPMENT & SUPPLIES – 2.2%
Edwards Lifesciences Corp.*		12,328	896,615
Hologic, Inc.*		80,189	1,728,073
Intuitive Surgical, Inc.*		3,428	1,857,119

			4,481,807

HEALTH CARE PROVIDERS & SERVICES – 3.5%
Aetna, Inc.		26,109	1,309,627
AmerisourceBergen Corp.		22,519	893,554
Cardinal Health, Inc.		20,752	894,619
UnitedHealth Group, Inc.		70,732	4,168,944

			7,266,744

HOTELS, RESTAURANTS & LEISURE – 1.9%
Starbucks Corp.		41,156	2,300,209
Yum! Brands, Inc.		22,552	1,605,251

			3,905,460

INDUSTRIAL CONGLOMERATES – 1.3%
General Electric Co.		57,181	1,147,623
Tyco International Ltd.	CH	26,850	1,508,433

			2,656,056

INTERNET & CATALOG RETAIL – 1.4%
Amazon.com, Inc.*		5,368	1,087,074
Priceline.com, Inc.*		2,587	1,856,172

			2,943,246

INTERNET SOFTWARE & SERVICES – 4.5%
eBay, Inc.*		77,837	2,871,407
Google, Inc., Class A*		5,962	3,823,073
IAC/InterActiveCorp.		50,197	2,464,171

			9,158,651

IT SERVICES – 4.0%
Cognizant Technology Solutions Corp., Class A*		7,829	602,442
International Business Machines Corp.		36,062	7,524,336

			8,126,778

LIFE SCIENCES TOOLS & SERVICES – 1.9%
Bruker Corp.*		51,510	788,618
Life Technologies Corp.*		18,145	885,839
Waters Corp.*		24,655	2,284,532

			3,958,989

MACHINERY – 4.4%
Caterpillar, Inc.		36,304	3,867,102
Cummins, Inc.		10,016	1,202,321
Dover Corp.		14,917	938,876
Joy Global, Inc.		16,322	1,199,667
Parker Hannifin Corp.		20,628	1,744,097

			8,952,063

SCSM WMC LARGE CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
MEDIA – 2.4%
News Corp., Class A		66,285	$1,305,151
Omnicom Group, Inc.		53,638	2,716,765
Sirius XM Radio, Inc.*		371,451	858,052

			4,879,968

METALS & MINING – 1.0%
Cliffs Natural Resources, Inc.		9,901	685,743
Freeport-McMoRan Copper & Gold, Inc.		24,838	944,838
Walter Energy, Inc.		7,972	472,022

			2,102,603

MULTI-LINE RETAIL – 0.7%
Dollar Tree, Inc.*		14,834	1,401,665

OIL, GAS & CONSUMABLE FUELS – 5.2%
Anadarko Petroleum Corp.		6,578	515,321
Exxon Mobil Corp.		70,474	6,112,210
Occidental Petroleum Corp.		23,514	2,239,238
Valero Energy Corp.		69,764	1,797,818

			10,664,587

PHARMACEUTICALS – 1.2%
Abbott Laboratories		38,667	2,369,900

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 4.5%
Altera Corp.		97,248	3,872,415
Analog Devices, Inc.		41,746	1,686,538
Intersil Corp.		31,999	358,389
KLA-Tencor Corp.		15,995	870,448
Xilinx, Inc.		65,030	2,369,043

			9,156,833

SOFTWARE – 9.1%
Autodesk, Inc.*		29,040	1,228,973
BMC Software, Inc.*		22,225	892,556
Check Point Software Technologies Ltd.*	IL	31,317	1,999,277
Citrix Systems, Inc.*		11,589	914,488
Microsoft Corp.		273,959	8,835,178
Oracle Corp.		91,338	2,663,416
Red Hat, Inc.*		23,348	1,398,312
Symantec Corp.*		42,079	786,877

			18,719,077

SPECIALTY RETAIL – 4.8%
Bed Bath & Beyond, Inc.*		18,994	1,249,235
Lowe’s Cos., Inc.		46,462	1,457,978
O’Reilly Automotive, Inc.*		8,812	804,976
PetSmart, Inc.		30,357	1,737,028
Ross Stores, Inc.		33,223	1,930,256
The Buckle, Inc.		20,892	1,000,727
TJX Cos., Inc.		44,048	1,749,146

			9,929,346

TEXTILES, APPAREL & LUXURY GOODS – 1.9%
Coach, Inc.		26,441	2,043,361
Lululemon Athletica, Inc.*		12,125	905,495

	Country Code**	Shares	Value
Ralph Lauren Corp.		5,485	$956,200

			3,905,056

TOBACCO – 1.9%
Philip Morris International, Inc.		42,893	3,800,749

Total Common Stocks (Cost $167,887,718)			204,830,485

TOTAL INVESTMENTS – 100.2% (Cost $167,887,718)			204,830,485
Liabilities in excess of other assets – (0.2)%			(349,344)

NET ASSETS – 100.0%			$204,481,141

CH	Switzerland
IL	Israel
NL	Netherlands

*	Non-income producing security.
**	Unless otherwise noted the issuer country code for all securities is United States.

SCSM WMC LARGE CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)	Sun Capital Advisers Trust

(1)	Fair Value Measurements

All investments are categorized as Level 1 under the fair value hierarchy. See Note 2b in the Notes to Portfolios of Investments for additional information.

SUN CAPITAL GLOBAL REAL ESTATE FUND

PORTFOLIO OF INVESTMENTS

March 31, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
COMMON STOCKS – 99.7%
REAL ESTATE INVESTMENT TRUSTS – 75.9%
DIVERSIFIED – 9.8%
British Land Co. PLC	GB	247,353	$1,898,683
Cousins Properties, Inc.		311,129	2,358,358
Derwent London PLC	GB	61,580	1,718,777
Kenedix Realty Investment Corp.	JP	599	2,196,406
Land Securities Group PLC	GB	218,142	2,520,935
Stockland	AU	1,605,024	4,887,937
Vornado Realty Trust		67,536	5,686,531

			21,267,627

INDUSTRIAL – 6.1%
DuPont Fabros Technology, Inc.		81,786	1,999,668
EastGroup Properties, Inc.		71,490	3,590,228
Goodman Group	AU	3,740,924	2,673,774
ProLogis, Inc.		93,010	3,350,220
Segro PLC	GB	435,423	1,635,287

			13,249,177

MORTGAGE – 1.1%
Starwood Property Trust, Inc.		114,051	2,397,352

OFFICE – 9.9%
Alexandria Real Estate Equities, Inc.		46,118	3,372,609
BioMed Realty Trust, Inc.		228,914	4,344,788
Boston Properties, Inc.		41,831	4,391,837
Digital Realty Trust, Inc.		29,064	2,149,864
Douglas Emmett, Inc.		97,520	2,224,431
Mack-Cali Realty Corp.		46,760	1,347,623
Nippon Building Fund, Inc.	JP	194	1,842,262
Parkway Properties, Inc.		185,825	1,947,446

			21,620,860

RESIDENTIAL – 8.0%
Advance Residence Investment Corp.	JP	996	1,890,439
AvalonBay Communities, Inc.		34,410	4,863,854
Equity Lifestyle Properties, Inc.		42,903	2,992,055
Home Properties, Inc.		55,523	3,387,458
Mid-America Apartment Communities, Inc.		64,926	4,351,990

			17,485,796

RETAIL – 26.5%
CFS Retail Property Trust	AU	1,965,513	3,644,397
Corio NV	NL	57,714	3,044,288
DDR Corp.		143,580	2,096,268
Federal Realty Investment Trust		26,247	2,540,447
Hammerson PLC	GB	164,119	1,090,985
Kimco Realty Corp.		169,970	3,273,622
National Retail Properties, Inc.		105,490	2,868,273
Primaris Retail Real Estate Investment Trust	CA	124,077	2,691,891

	Country Code**	Shares	Value
Simon Property Group, Inc.		96,887	$14,114,498
Tanger Factory Outlet Centers, Inc.		99,638	2,962,238
The Link REIT	HK	1,941,186	7,224,250
Unibail-Rodamco	FR	26,861	5,371,885
Westfield Group	AU	739,952	6,768,010

			57,691,052

SPECIALIZED – 14.5%
Big Yellow Group PLC	GB	1,053,858	4,787,237
Entertainment Properties Trust		44,858	2,080,514
Host Hotels & Resorts, Inc.		230,371	3,782,692
Medical Properties Trust, Inc.		437,949	4,064,167
Plum Creek Timber Co., Inc.		77,352	3,214,749
Public Storage		55,035	7,604,186
Ventas, Inc.		70,170	4,006,707
Weyerhaeuser Co.		95,908	2,102,303

			31,642,555

			165,354,419

REAL ESTATE MANAGEMENT & DEVELOPMENT – 23.8%
DIVERSIFIED REAL ESTATE ACTIVITIES – 15.7%
Beni Stabili S.p.A	IT	4,119,035	2,559,447
Capitaland Ltd.	SG	927,367	2,301,726
Hang Lung Properties Ltd.	HK	867,944	3,185,403
Henderson Land Development Co., Ltd.	HK	224,251	1,231,633
Mitsubishi Estate Co., Ltd.	JP	347,069	6,189,125
Mitsui Fudosan Co., Ltd.	JP	400,075	7,651,549
Sun Hung Kai Properties Ltd.	HK	714,829	8,882,951
Wharf Holdings Ltd.	HK	421,893	2,292,675

			34,294,509

REAL ESTATE DEVELOPMENT – 0.4%
TAG Immobilien AG*	DE	92,730	863,863

REAL ESTATE OPERATING COMPANIES – 7.7%
Atrium European Real Estate Ltd.	JE	1,106,274	5,434,035
BR Malls Participacoes SA	BR	174,923	2,279,667
Global Logistic Properties Ltd.*	SG	2,541,586	4,448,104
GSW Immobilien AG*	DE	51,015	1,763,223
NTT Urban Development Corp.	JP	3,585	2,919,282

			16,844,311

			52,002,683

Total Common Stocks (Cost $184,229,584)			217,357,102

TOTAL INVESTMENTS – 99.7% (Cost $184,229,584)			217,357,102

Other assets less liabilities – 0.3%			612,919

NET ASSETS – 100.0%			$217,970,021

REIT	Real Estate Investment Trust

AU	Australia
BR	Brazil

SUN CAPITAL GLOBAL REAL ESTATE FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)	Sun Capital Advisers Trust

CA	Canada
DE	Germany
FR	France
GB	Great Britain
HK	Hong Kong
IT	Italy
JE	Jersey
JP	Japan
NL	Netherlands
SG	Singapore

*	Non-income producing security.
**	Unless otherwise noted the issuer country code for all securities is United States.

Distribution of investments by country of issuer, as a percentage of net assets, is as follows. Figures may not total to 100% due to the exclusion of the Fund’s other assets and liabilities. (Unaudited)

United States	50.2%
Hong Kong	10.5
Japan	10.4
Australia	8.2
Great Britain	6.3
Singapore	3.1
Jersey	2.5
France	2.5
Other (individually less than 2%)	6.0

SUN CAPITAL GLOBAL REAL ESTATE FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)	Sun Capital Advisers Trust

(1)	Fair Value Measurements †

The following table summarizes the inputs used to value the Fund’s assets and liabilities, as applicable, measured at fair value at the period end:

Assets	Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Real Estate Investment Trusts
Diversified	$8,044,889	$13,222,738	$—	$21,267,627
Industrial	8,940,116	4,309,061	—	13,249,177
Mortgage	2,397,352	—	—	2,397,352
Office	19,778,598	1,842,262	—	21,620,860
Residential	15,595,357	1,890,439	—	17,485,796
Retail	30,547,237	27,143,815	—	57,691,052
Specialized	26,855,318	4,787,237	—	31,642,555

Total Real Estate Investment Trusts	112,158,867	53,195,552	—	165,354,419

Real Estate Management & Development
Diversified Real Estate Activities	—	34,294,509	—	34,294,509
Real Estate Development	—	863,863	—	863,863
Real Estate Operating Companies	2,279,667	14,564,644	—	16,844,311

Total Real Estate Management & Development	2,279,667	49,723,016	—	52,002,683

Total Common Stocks	114,438,534	102,918,568	—	217,357,102

Total Investments	$114,438,534	$102,918,568	$—	$217,357,102

†	See Note 2b in the Notes to Portfolios of Investments for additional information.

SCSM IBBOTSON TACTICAL OPPORTUNITIES FUND

PORTFOLIO OF INVESTMENTS

March 31, 2012 (Unaudited)	Sun Capital Advisers Trust

	Shares	Value
EXCHANGE TRADED FUNDS – 99.8%
iShares Barclays U.S. TIPS Bond Fund	630,538	$74,182,796
iShares Russell 1000 Value Index Fund	70,060	4,909,104
iShares Russell 2000 Growth Index Fund	159,480	15,211,202
iShares Russell Midcap Value Index Fund	977,138	47,029,652
iShares S&P 500 Index Fund	958,407	135,336,652
SPDR S&P 500 ETF Trust	840,879	118,328,493
Vanguard MSCI EAFE ETF	599,416	20,398,127
Vanguard REIT ETF	759,287	48,298,246
Vanguard Short-Term Bond ETF	767,828	62,155,677
Vanguard Small-Cap ETF	139,874	11,010,881
Vanguard Total Bond Market ETF	895,110	74,544,761

Total Exchange Traded Funds (Cost $591,127,028)		611,405,591

SHORT TERM INVESTMENTS – 0.2%
MUTUAL FUNDS – 0.2%
State Street Institutional Liquid Reserves Fund, 0.24% (Cost $1,280,179)	1,280,179	1,280,179

TOTAL INVESTMENTS – 100.0% (Cost $592,407,207)		612,685,770
Other assets less liabilities – 0.0%+		166,507

NET ASSETS – 100.0%		$612,852,277

ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust
SPDR	Standard & Poor’s Depositary Receipts
TIPS	Treasury Inflation Protected Securities

+	Amount is less than 0.05%.

SCSM IBBOTSON TACTICAL OPPORTUNITIES FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)	Sun Capital Advisers Trust

(1)	Fair Value Measurements

All investments are categorized as Level 1 under the fair value hierarchy. See Note 2b in the Notes to Portfolios of Investments for additional information.

SUN CAPITAL INVESTMENT GRADE BOND FUND®

PORTFOLIO OF INVESTMENTS

March 31, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code*	Principal Amount (000)	Value
ASSET BACKED SECURITIES – 0.1%
Airplanes Pass Through Trust, Series D 10.88%, 3/15/19(1)		$494	$—
SLM Student Loan Trust, Series 2008-5, Class A2 1.66%, 10/25/16(2)		98	98,910
SLM Student Loan Trust, Series 2008-5, Class A4 2.26%, 7/25/23(2)		215	222,691

Total Asset Backed Securities (Cost $578,944)			321,601

COLLATERALIZED MORTGAGE OBLIGATIONS – 0.1%
Federal National Mortgage Association, Series 2001-80, Class ZB 6.00%, 1/25/32		438	493,327
Federal National Mortgage Association, Series 2002-53, Class PD 6.00%, 1/25/32		8	8,144

Total Collateralized Mortgage Obligations (Cost $412,825)			501,471

COMMERCIAL MORTGAGE BACKED SECURITIES – 6.1%
Banc of America Commercial Mortgage, Inc., Series 2005-6, Class A4 5.19%, 9/10/47(2)		900	1,005,006
Bear Stearns Commercial Mortgage Securities, Series 2006-PW14, Class A4 5.20%, 12/11/38		1,670	1,877,459
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class A4 5.47%, 1/12/45(2)		5,150	5,825,129
Bear Stearns Commercial Mortgage Securities, Series 2007-T28, Class A4 5.74%, 9/11/42(2)		2,810	3,246,556
Bear Stearns Commercial Mortgage Securities, Series 2007-T28, Class A3 5.79%, 9/11/42		1,000	1,064,778

	Country Code*	Principal Amount (000)	Value
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2005-C1, Class A3 5.23%, 7/15/44(2)		$750	$761,049
Commercial Mortgage Asset Trust, Series 1999-C1, Class F 6.25%, 1/17/32(3)		400	394,061
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP5 Mortgage Certificate, Class A3 5.23%, 12/15/44(2)		550	583,030
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP5, Class A4 5.20%, 12/15/44(2)		1,500	1,673,112
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7 Mortgage Certificate, Class AM 5.87%, 4/15/45(2)		500	539,354
LB-UBS Commercial Mortgage Trust, Series 2006-C1, Class A4 5.16%, 2/15/31		2,000	2,225,152
LB-UBS Commercial Mortgage Trust, Series 2006-C6, Class A4 5.37%, 9/15/39		2,900	3,274,891
Morgan Stanley Capital I, Series 2004-T15, Class B 5.40%, 6/13/41(2)		1,500	1,534,236
Morgan Stanley Capital I, Series 2007-T27, Class A4 5.64%, 6/11/42(2)		6,182	7,106,920

Total Commercial Mortgage Backed Securities (Cost $30,453,819)			31,110,733

CORPORATE DEBT OBLIGATIONS – 34.8%
AEROSPACE & DEFENSE – 0.3%
L-3 Communications Corp. 6.38%, 10/15/15		1,487	1,522,316

AIRLINES – 0.7%
AMR Corp., Series A 5.25%, 1/31/21		3,398	3,465,816

AUTOMOTIVE – 2.1%
Ford Motor Credit Co. LLC 5.63%, 9/15/15		6,000	6,380,700

SUN CAPITAL INVESTMENT GRADE BOND FUND®

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code*	Principal Amount (000)	Value
Hyundai Capital Services, Inc. 4.38%, 7/27/16(3)	KR	$4,000	$4,184,204

			10,564,904

BANKS – 2.9%
Bank of America NA
5.30%, 3/15/17		1,650	1,721,891
6.10%, 6/15/17		1,725	1,843,102
Countrywide Financial Corp. 6.25%, 5/15/16		325	338,672
Huntington Capital 6.65%, 5/15/37(2)		300	292,500
ING Bank NV
2.00%, 10/18/13(3)	NL	2,000	1,993,940
2.38%, 6/9/14(3)	NL	5,000	4,964,880
Merrill Lynch & Co., Inc. 5.70%, 5/2/17		400	410,204
Nordea Bank AB 4.88%, 5/13/21(3)	SE	3,500	3,406,242

			14,971,431

BUILDING MATERIALS – 0.1%
C10 Capital SPV., Ltd. 6.72%, 12/31/16(2)(3)	VG	500	330,000

CABLE – 1.1%
DIRECTV Holdings LLC 7.63%, 5/15/16		5,000	5,237,500
Time Warner Entertainment Co. 10.15%, 5/1/12		500	503,500

			5,741,000

CONSUMER PRODUCTS – 0.6%
Jarden Corp. 6.13%, 11/15/22		3,200	3,352,000

CONTAINERS & GLASS – 0.3%
Rock-Tenn Co. 4.90%, 3/1/22(3)		1,335	1,333,041

ELECTRIC UTILITIES – 3.7%
Allegheny Energy Supply Co. LLC 8.25%, 4/15/12(3)		750	751,466
Ameren Corp. 8.88%, 5/15/14		4,000	4,536,960
CMS Energy Corp. 5.05%, 3/15/22		2,250	2,264,085
PPL WEM Holdings PLC 5.38%, 5/1/21(3)	GB	4,000	4,314,532
Toledo Edison Co. 7.25%, 5/1/20		1,850	2,287,560
Virginia Electric & Power Co. 5.95%, 9/15/17		4,175	5,069,640

			19,224,243

	Country Code*	Principal Amount (000)	Value
ELECTRONIC EQUIPMENT & INSTRUMENTS – 0.6%
Jabil Circuit, Inc. 5.63%, 12/15/20		$3,000	$3,150,000

FINANCIALS – 2.9%
Caisse centrale Desjardins du Quebec 1.70%, 9/16/13(3) CA		5,000	5,033,805
Discover Financial Services 6.45%, 6/12/17		4,150	4,637,949
International Lease Finance Corp. 5.75%, 5/15/16		4,000	3,995,516
Lazard Group LLC 6.85%, 6/15/17		1,050	1,154,353

			14,821,623

FOOD, BEVERAGES & RESTAURANTS – 1.2%
Anheuser-Busch InBev Worldwide, Inc. 5.38%, 1/15/20		3,000	3,525,588
SABMiller Holdings, Inc. 3.75%, 1/15/22(3)		2,600	2,645,139

			6,170,727

GAMING – 0.0%+
Mashantucket Western Pequot Tribe 8.50%, 11/15/15(1)(3)		1,000	70,000

GAS & PIPELINE UTILITIES – 0.7%
Enterprise Products Operating LP 7.03%, 1/15/68(2)		3,000	3,225,000
Southern Union Co. 3.56%, 11/1/66(2)		380	332,975

			3,557,975

INSURANCE – 2.1%
Assured Guaranty US Holdings, Inc. 6.40%, 12/15/66(2)		600	453,000
Kemper Corp. 6.00%, 11/30/15		4,000	4,219,748
Liberty Mutual Group, Inc. 7.80%, 3/15/37(3)		750	731,250
Metropolitan Life Global Funding I 3.13%, 1/11/16(3)		5,000	5,180,655

			10,584,653

MACHINERY – 0.2%
Case New Holland, Inc. 7.75%, 9/1/13		1,000	1,065,000

SUN CAPITAL INVESTMENT GRADE BOND FUND®

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code*	Principal Amount (000)	Value
MANUFACTURING - DIVERSIFIED – 1.3%
Bombardier, Inc. 7.50%, 3/15/18(3)	CA	$3,500	$3,850,000
Textron, Inc. 7.25%, 10/1/19		2,500	2,870,092

			6,720,092

METALS & MINING – 0.8%
Freeport-McMoRan Copper & Gold, Inc. 3.55%, 3/1/22		2,500	2,401,045
Teck Resources, Ltd. 10.75%, 5/15/19	CA	1,250	1,552,730

			3,953,775

MULTIMEDIA – 0.6%
CBS Corp. 3.38%, 3/1/22		3,280	3,166,246

OFFICE EQUIPMENT – 0.3%
Xerox Corp. 2.95%, 3/15/17		1,465	1,480,349

OIL & GAS – 2.9%
BG Energy Capital PLC 5.13%, 10/15/41(3)	GB	3,000	3,220,983
Petrobras International Finance Co. 5.38%, 1/27/21	KY	4,000	4,306,956
Statoil ASA 3.13%, 8/17/17	NO	7,085	7,600,164

			15,128,103

PAPER PRODUCTS – 1.1%
International Paper Co. 6.00%, 11/15/41		5,150	5,590,176

PHARMACEUTICALS – 1.0%
Aristotle Holding, Inc. 4.75%, 11/15/21(3)		4,700	5,030,025

PIPELINES – 1.6%
Kinder Morgan Finance Co., LLC 6.00%, 1/15/18(3)		3,000	3,183,750
ONEOK, Inc. 4.25%, 2/1/22		5,000	5,060,680

			8,244,430

REAL ESTATE INVESTMENT TRUSTS – 2.7%
Dexus Property Group 7.13%, 10/15/14(3)	AU	4,400	4,749,501
Digital Realty Trust LP 5.25%, 3/15/21		5,000	5,155,360
Goodman Funding Property Ltd. 6.38%, 4/15/21(3)	AU	4,000	4,140,500

			14,045,361

	Country Code*	Principal Amount (000)	Value
RETAIL – 0.6%
Controladora Comercial Mexicana S.A. de C.V., Series AI 7.00%, 6/30/18	MX	$371	$374,452
QVC, Inc. 7.13%, 4/15/17(3)		2,500	2,662,500

			3,036,952

TELECOMMUNICATIONS – 2.4%
American Tower Corp. 5.05%, 9/1/20		4,000	4,133,196
Corning, Inc. 4.75%, 3/15/42		3,665	3,549,142
Deutsche Telekom International Finance BV 2.25%, 3/6/17(3)	NL	2,560	2,533,791
Virgin Media Finance PLC 5.25%, 2/15/22	GB	2,000	1,982,500

			12,198,629

Total Corporate Debt Obligations (Cost $174,115,801)			178,518,867

RESIDENTIAL NON-AGENCY MORTGAGE BACKED SECURITIES – 1.2%
Banc of America Mortgage Securities, Inc., Series 2003-H, Class 2A3 2.80%, 9/25/33(2)		598	571,350
JP Morgan Mortgage Trust, Series 2003-A1, Class 1A1 2.27%, 10/25/33(2)		739	751,666
JP Morgan Mortgage Trust, Series 2005-A3, Class 7CA1 2.76%, 6/25/35(2)		31	24,268
JP Morgan Mortgage Trust, Series 2005-A5, Class TA1 5.42%, 8/25/35(2)		404	400,766
Master Adjustable Rate Mortgage Trust, Series 2006-2, Class 3A1 2.70%, 1/25/36(2)		138	110,594
MLCC Mortgage Investors, Inc., Series 2006-2, Class 2A 2.26%, 5/25/36(2)		1,582	1,415,656
Residential Accredited Loans, Inc., Series 2005-QA7, Class A22 3.09%, 7/25/35(2)		727	586,129
Wamu Mortgage Pass Through Certificates, Series 2003-AR10, Class A7 2.45%, 10/25/33(2)		312	313,909
Wamu Mortgage Pass Through Certificates, Series 2004-AR14, Class A1 2.45%, 1/25/35(2)		1,007	975,930

SUN CAPITAL INVESTMENT GRADE BOND FUND®

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code*	Principal Amount (000)	Value
Wamu Mortgage Pass Through Certificates, Series AR18, Class 3A2 5.26%, 1/25/36(2)		$174	$56,189
Wells Fargo Mortgage Backed Securities Trust, Series 2004-AA, Class A1 2.64%, 12/25/34(2)		507	504,562
Wells Fargo Mortgage Backed Securities Trust, Series 2004-K, Class 1A2 2.74%, 7/25/34(2)		699	694,072

Total Residential Non-Agency Mortgage Backed Securities (Cost $6,222,034)			6,405,091

U.S. GOVERNMENT AGENCY OBLIGATIONS – 33.9%
Federal Home Loan Mortgage Corp.
2.35%, 8/1/32(2)		34	33,833
4.00%, TBA(4)		9,000	9,409,219
4.50%, 3/1/23		2,037	2,175,358
4.50%, TBA(4)		7,000	7,412,344
5.00%, 9/1/19		94	101,673
5.00%, 11/1/19		182	196,954
5.00%, 1/1/35		5,315	5,733,496
5.00%, 2/1/35		4,796	5,173,010
5.00%, 7/1/35		15,620	16,863,543
5.50%, 10/1/17		48	51,726
5.50%, 11/1/17		97	104,456
5.50%, 6/1/33		96	105,566
5.50%, 6/1/35		1,113	1,219,230
5.50%, 9/1/37		366	398,224
5.50%, 5/1/38		73	79,028
5.50%, 2/1/39		99	108,236
6.00%, 1/1/17		37	40,070
6.00%, 2/1/29		4	4,817
6.00%, 8/1/37		267	294,708
6.50%, 10/1/16		26	28,728
6.50%, 11/1/16		3	2,780
6.50%, 9/1/34		170	192,336
7.00%, 11/1/29		13	15,756
7.00%, 1/1/31		4	4,856
7.00%, 4/1/31		2	2,384
7.50%, 3/1/30		2	2,695
7.50%, 12/1/30		16	17,053
Federal National Mortgage Association
0.80%, 3/12/15		3,300	3,306,207
4.00%, TBA(4)		19,000	19,920,312
4.50%, 6/1/19		412	443,067
4.50%, 5/1/39		5,666	6,161,194
4.50%, TBA(4)		12,200	13,057,812
5.00%, 6/1/18		127	138,230
5.00%, 7/1/20		314	341,807
5.00%, 10/1/20		135	146,670
5.00%, 12/1/20		58	63,350
5.00%, 10/1/35		19	20,421
5.00%, 3/1/36		11,124	12,028,856
5.00%, 5/1/36		890	953,441
5.00%, 7/1/36		201	217,418

	Country Code*	Principal Amount (000)	Value
5.00%, 5/1/39		$5,795	$6,271,463
5.00%, 9/1/39		8,102	8,755,778
5.00%, TBA(4)		8,000	8,641,250
5.50%, 3/1/22		105	114,267
5.50%, 5/1/28		7,941	8,697,095
5.50%, 12/1/32		338	371,246
5.50%, 5/1/33		22,899	25,164,300
5.50%, 6/1/35		454	496,544
5.50%, 8/1/35		283	309,362
5.50%, 6/1/37		706	770,288
5.50%, 11/1/38		3,542	3,862,384
6.00%, 11/1/16		8	8,486
6.00%, 9/1/36		294	325,447
6.00%, 12/1/36		268	295,528
6.00%, 11/1/37		178	196,420
6.00%, 10/1/38		122	134,113
8.00%, 8/1/30		2	2,660
Government National Mortgage Association
5.50%, 12/15/38		2,530	2,831,034
6.00%, 8/15/16		17	18,676
6.50%, 9/15/31		33	38,899
6.50%, 10/15/32		114	132,662
7.00%, 12/15/14		10	10,097
7.00%, 2/15/28		9	10,940
7.50%, 3/15/30		3	2,798

Total U.S. Government Agency Obligations ( Cost $171,571,807)			174,032,601

U.S. TREASURY OBLIGATIONS – 22.8%
U.S. Treasury Bonds
3.13%, 11/15/41		2,825	2,709,794
4.25%, 11/15/40		1,000	1,177,656
4.38%, 2/15/38		5,950	7,144,647
4.38%, 5/15/41		3,400	4,087,439
4.75%, 2/15/41		4,850	6,181,475
5.38%, 2/15/31		12,442	16,734,490
U.S. Treasury Notes
0.50%, 10/15/14		7,275	7,282,391
0.88%, 1/31/17		925	919,291
1.00%, 8/31/16		3,000	3,012,891
1.50%, 6/30/16		3,200	3,284,749
1.75%, 7/31/15		22,000	22,812,966
2.00%, 2/15/22		11,480	11,259,366
2.13%, 8/15/21		5,714	5,709,983
2.38%, 8/31/14		10,000	10,463,280
2.38%, 3/31/16		5,000	5,310,545
2.63%, 4/30/18		8,600	9,242,317

Total U.S. Treasury Obligations (Cost $116,492,812)			117,333,280

SHORT TERM INVESTMENTS – 14.4%
COMMERCIAL PAPER(5) – 8.7%
Archer-Daniels-Midland Co. 0.12%, 4/16/12(3)		4,000	3,999,800
BHP Billiton Finance USA Ltd. 0.13%, 4/26/12(3)	AU	3,000	2,999,729

SUN CAPITAL INVESTMENT GRADE BOND FUND®

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code*	Principal Amount (000)	Value
Caterpillar Financial Services Corp. 0.12%, 4/12/12		$4,000	$3,999,853
Coca-Cola Co. 0.07%, 5/1/12(3)		2,000	1,999,884
E.I. du Pont de Nemours & Co. 0.15%, 5/2/12(3)		4,000	3,999,483
FCAR Owner Trust 0.31%, 4/2/12		4,000	3,999,966
General Electric Capital Corp. 0.11%, 4/27/12		1,500	1,499,881
PepsiCo, Inc. 0.07%, 4/16/12(3)		5,000	4,999,854
Pfizer, Inc. 0.06%, 4/10/12(3)		4,000	3,999,940
Philip Morris International, Inc.
0.12%, 4/19/12(3)		1,400	1,399,916
0.17%, 4/20/12(3)		2,000	1,999,821
Procter & Gamble Co. 0.10%, 5/1/12(3)		3,000	2,999,750
Thunder Bay Funding LLC
0.15%, 5/21/12(3)		2,000	1,999,583
0.19%, 4/16/12(3)		1,000	999,921
Wal-Mart Stores, Inc.
0.09%, 4/9/12(3)		2,500	2,499,950
0.09%, 5/10/12(3)		1,125	1,124,890

Total Commercial Paper (Amortized cost $44,522,221)			44,522,221

FOREIGN GOVERNMENT OBLIGATIONS(5) – 1.1%
Province of British Columbia 0.10%, 4/4/12	CA	1,000	999,992
Province of Ontario
0.10%, 4/30/12	CA	1,000	999,923
0.12%, 6/7/12	CA	500	499,661
Province of Quebec 0.14%, 5/30/12(3)	CA	3,000	2,998,353

Total Foreign Government Obligations (Cost $5,499,115)			5,497,929

FOREIGN GOVERNMENT SPONSORED COMMERCIAL PAPER – 0.8%
Kreditanstalt fuer Wiederaufbau 0.12%, 4/19/12(3) (Amortized cost $3,999,760)	DE	4,000	3,999,760

U.S. TREASURY OBLIGATIONS(5) – 1.2%
U.S. Treasury Bills
0.01%, 4/19/12		5,000	4,999,836
0.01%, 6/28/12		1,400	1,399,764

(Cost $6,399,588)			6,399,600

	Country Code*	Shares	Value
MUTUAL FUNDS – 2.6%
Federated Prime Obligation Fund, 0.20%		6,810,473	$6,810,473
State Street Institutional Liquid Reserves Fund, 0.24%		6,578,899	6,578,899

Total Mutual Funds (Cost $13,389,372)			13,389,372

Total Short Term Investments (Cost $73,810,056)			73,808,882

TOTAL INVESTMENTS – 113.4% (Cost $573,658,098)			582,032,526
Liabilities in excess of other assets – (13.4)%			(68,616,953)

NET ASSETS – 100.0%			$513,415,573

TBA	To Be Announced. Securities are purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. At the period end, total market value of the TBA securities amounts to $58,440,937 which represents approximately 11.3% of net assets.

AU	Australia
CA	Canada
DE	Germany
GB	Great Britain
KR	Korea, Republic of
KY	Cayman Islands
MX	Mexico
NL	Netherlands
NO	Norway
SE	Sweden
VG	British Virgin Islands

+	Amount is less than 0.05%.
*	Unless otherwise noted the issuer country code for all securities is United States.
(1)	Security is in default and is non-income producing.
(2)	Variable rate security. The interest rate shown reflects the rate in effect at the period end.
(3)	Eligible for resale under rule 144A or exempt from registration under Section 4(2) of the Securities Act of 1933. These securities may be resold in transactions exempt from registration. At the period end, the value of these securities amounted to $106,724,898, representing 20.8% of net assets.
(4)	Security (or a portion thereof) has been purchased on a delayed delivery or when-issued basis.
(5)	Interest rates represent annualized yield at date of purchase.

SUN CAPITAL INVESTMENT GRADE BOND FUND®

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)	Sun Capital Advisers Trust

(6)	Fair Value Measurements †

The following table summarizes the inputs used to value the Fund’s assets and liabilities, as applicable, measured at fair value at the period end:

Assets	Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Backed Securities	$—	$321,601	$—	$321,601
Collateralized Mortgage Obligations	—	501,471	—	501,471
Commercial Mortgage Backed Securities	—	31,110,733	—	31,110,733
Corporate Debt Obligations (a)	—	178,518,867	—	178,518,867
Residential Non-Agency Mortgage Backed Securities	—	6,405,091	—	6,405,091
U.S. Government Agency Obligations	—	174,032,601	—	174,032,601
U.S. Treasury Obligations	117,333,280	—	—	117,333,280
Short Term Investments
Commercial Paper	—	44,522,221	—	44,522,221
Foreign Government Obligations	—	5,497,929	—	5,497,929
Foreign Government Sponsored Commercial Paper	—	3,999,760	—	3,999,760
U.S. Treasury Obligations	1,399,764	4,999,836	—	6,399,600
Mutual Funds	13,389,372	—	—	13,389,372

Total Short Term Investments	14,789,136	59,019,746	—	73,808,882

Total Investments	$132,122,416	$449,910,110	$—	$582,032,526

†	See Note 2b in the Notes to Portfolios of Investments for additional information.
(a)	See Portfolio of Investments for additional detailed categorizations.

SUN CAPITAL MONEY MARKET FUND®

PORTFOLIO OF INVESTMENTS

March 31, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code*	Principal Amount (000)	Value
COMMERCIAL PAPER(1) – 53.4%
Archer-Daniels-Midland Co. 0.09%, 4/2/12(2)		$4,200	$4,199,989
Bank of Montreal 0.11%, 5/7/12	CA	5,000	4,999,450
BHP Billiton Finance USA Ltd.
0.11%, 4/25/12(2)	AU	250	249,982
0.13%, 4/17/12(2)	AU	600	599,965
0.13%, 4/23/12(2)	AU	4,400	4,399,650
0.13%, 4/26/12(2)	AU	1,000	999,910
0.16%, 5/22/12(2)	AU	750	749,830
Caterpillar Financial Services Corp.
0.10%, 4/25/12		4,000	3,999,733
0.12%, 4/12/12		2,000	1,999,927
Caterpillar, Inc. 0.14%, 4/27/12(2)		1,000	999,899
Chevron Corp. 0.08%, 4/24/12		1,500	1,499,923
Coca-Cola Co.
0.10%, 4/16/12(2)		500	499,979
0.12%, 4/17/12(2)		1,500	1,499,920
0.13%, 5/17/12(2)		1,100	1,099,817
0.15%, 6/6/12(2)		1,000	999,725
0.16%, 6/4/12(2)		1,000	999,716
0.18%, 7/5/12(2)		1,900	1,899,098
E.I. du Pont de Nemours & Co.
0.12%, 4/13/12(2)		2,000	1,999,920
0.13%, 4/13/12(2)		2,100	2,099,909
0.14%, 4/26/12(2)		500	499,951
0.15%, 5/2/12(2)		500	499,935
0.16%, 4/16/12(2)		500	499,967
0.16%, 5/11/12(2)		1,400	1,399,751
FCAR Owner Trust
0.28%, 6/4/12		1,530	1,529,238
0.30%, 4/3/12		1,200	1,199,980
0.30%, 6/1/12		169	168,914
0.31%, 4/2/12		2,100	2,099,982
0.35%, 8/7/12		1,000	998,756
General Electric Capital Corp. 0.11%, 4/27/12		5,000	4,999,603
International Business Machines Corp. 0.08%, 4/3/12(2)		3,000	2,999,987
Nestle Capital Corp.
0.05%, 4/2/12(2)		1,000	999,999
0.08%, 5/16/12(2)		1,500	1,499,850
0.09%, 6/11/12(2)		2,000	1,999,645
0.10%, 6/15/12(2)		1,050	1,049,781
0.25%, 5/8/12(2)		1,000	999,743
PepsiCo, Inc.
0.07%, 4/9/12(2)		5,000	4,999,922
0.08%, 4/11/12(2)		2,000	1,999,956
Pfizer, Inc.
0.06%, 4/10/12(2)		5,000	4,999,925
0.10%, 4/19/12(2)		2,000	1,999,900
Philip Morris International, Inc.

	Country Code*	Principal Amount (000)	Value
0.12%, 4/19/12(2)		$4,000	$3,999,760
0.12%, 4/20/12(2)		2,000	1,999,874
0.17%, 4/20/12(2)		1,000	999,910
Procter & Gamble Co.
0.07%, 4/17/12(2)		4,810	4,809,850
0.09%, 5/4/12(2)		2,200	2,199,818
Rabobank USA Financial Corp. 0.46%, 4/4/12		2,200	2,199,916
Thunder Bay Funding LLC
0.12%, 4/17/12(2)		1,000	999,947
0.20%, 4/18/12(2)		5,000	4,999,528
Toyota Motor Credit Corp. 0.14%, 4/17/12		5,000	4,999,689
United Parcel Service, Inc.
0.02%, 4/2/12(2)		2,000	1,999,999
0.03%, 5/1/12(2)		3,000	2,999,937
Wal-Mart Stores, Inc.
0.09%, 5/10/12(2)		875	874,915
0.09%, 5/17/12(2)		1,000	999,885
0.10%, 5/17/12(2)		5,000	4,999,361
0.12%, 4/23/12(2)		125	124,991
Total Commercial Paper (Amortized cost $112,448,507)			112,448,507
FOREIGN GOVERNMENT OBLIGATIONS(1) – 15.7%
Export Development Canada
0.09%, 4/5/12	CA	1,000	999,990
0.09%, 4/26/12	CA	4,000	3,999,750
0.11%, 6/4/12	CA	2,000	1,999,609
Government of Canada 0.05%, 5/3/12 CA		5,000	4,999,778
Province of British Columbia
0.04%, 4/4/12	CA	5,000	4,999,983
0.05%, 4/19/12	CA	1,000	999,975
0.16%, 9/24/12	CA	1,000	999,218
Province of Ontario
0.08%, 4/13/12	CA	1,000	999,973
0.10%, 4/30/12	CA	4,000	3,999,694
0.11%, 5/10/12	CA	600	599,929
0.12%, 5/2/12	CA	1,384	1,383,857
Province of Quebec
0.11%, 5/29/12(2)	CA	1,000	999,823
0.14%, 5/30/12(2)	CA	6,000	5,998,623
Total Foreign Government Obligations (Amortized cost $32,980,202)			32,980,202
FOREIGN GOVERNMENT SPONSORED COMMERCIAL PAPER(1) – 2.4%
Kreditanstalt fuer Wiederaufbau 0.19%, 5/9/12(2) (Amortized Cost $4,998,997)	DE	5,000	4,998,997

SUN CAPITAL MONEY MARKET FUND®

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code*	Principal Amount (000)	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS(1) – 4.1%
Federal Home Loan Mortgage Corp. Discount Notes 0.05%, 4/20/12		$4,000 $	3,999,894
Federal National Mortgage Association Discount Notes
0.06%, 5/21/12		2,000	1,999,847
0.07%, 4/16/12		1,600	1,599,957
0.07%, 5/2/12		1,000	999,940

Total U.S. Government Agency Obligations (Amortized cost $8,599,638)			8,599,638

U.S. TREASURY OBLIGATIONS(1) – 16.4%
U.S. Treasury Bills
0.05%, 4/19/12		2,500	2,499,936
0.05%, 4/19/12		1,100	1,099,974
0.07%, 5/24/12		2,400	2,399,739
0.07%, 6/28/12		3,100	3,099,451
0.08%, 5/3/12		3,300	3,299,776
0.08%, 6/7/12		850	849,876
0.08%, 6/28/12		3,000	2,999,394
0.09%, 5/17/12		5,000	4,999,425
0.09%, 5/24/12		1,000	999,874
0.09%, 6/7/12		2,600	2,599,582
0.09%, 6/21/12		6,000	5,998,819
0.10%, 4/19/12		3,700	3,699,817

Total U.S. Treasury Obligations (Amortized cost $34,545,663)			34,545,663

		Shares
MUTUAL FUNDS – 8.0%
Federated Prime Obligation Fund, 0.20%		8,418,846	8,418,846
State Street Institutional Liquid Reserves Fund, 0.24%		8,451,769	8,451,769

Total Mutual Funds (Cost $16,870,615)			16,870,615

TOTAL INVESTMENTS – 100.0% (Cost $210,443,622)			210,443,622
Liabilities in excess of other assets – 0.0%+			(26,052)

NET ASSETS – 100.0%			$210,417,570

AU	Australia
CA	Canada
DE	Germany

*	Unless otherwise noted the issuer country code for all securities is United States.
+	Amount is less than 0.05%.
(1)	Interest rates represent annualized yield at date of purchase.
(2)	Security exempt from registration under Section 4(2) of the Securities Act of 1933. These securities may be resold in transactions exempt from registration. At the period end, the value of these securities amounted to $93,750,839, representing 44.6% of net assets.

SUN CAPITAL MONEY MARKET FUND®

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)	Sun Capital Advisers Trust

(3)	Fair Value Measurements †

The following table summarizes the inputs used to value the Fund’s assets and liabilities, as applicable, measured at fair value at the period end:

Assets	Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Commercial Paper	$—	$112,448,507	$—	$112,448,507
Foreign Government Obligations	—	32,980,202	—	32,980,202
Foreign Government Sponsored Commercial Paper	—	4,998,997	—	4,998,997
U.S. Government Agency Obligations	—	8,599,638	—	8,599,638
U.S. Treasury Obligations	—	34,545,663	—	34,545,663
Mutual Funds	16,870,615	—	—	16,870,615

Total Investments	$16,870,615	$193,573,007	$—	$210,443,622

†	See Note 2b in the Notes to Portfolios of Investments for additional information.

SCSM BLACKROCK INFLATION PROTECTED BOND FUND

PORTFOLIO OF INVESTMENTS

March 31, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code*	Principal Amount (000)	Value
FOREIGN GOVERNMENT OBLIGATIONS – 18.1%
Deutsche Bundesrepublik Inflation Linked Bond
1.50%, 4/15/16	DE	$32,482	$36,057,985
1.75%, 4/15/20	DE	8,709	10,182,244
European Financial Stability Facility SNAT
0.40%, 3/12/13		78	77,657
1.00%, 3/12/14		78	77,688
European Financial Stability Facility Treasury Bill SNAT 0.00%, 9/12/12(1)		14	13,932
France Government Inflation Linked Bond 1.60%, 7/25/15	FR	42,809	46,575,704
Hellenic Republic Government Bond
0.00%, 10/15/42(2)	GR	327	2,051
2.00%, 2/24/23(3)	GR	16	3,780
2.00%, 2/24/24(3)	GR	16	3,623
2.00%, 2/24/25(3)	GR	16	3,514
2.00%, 2/24/26(3)	GR	16	3,389
2.00%, 2/24/27(3)	GR	16	3,268
2.00%, 2/24/28(3)	GR	17	3,388
2.00%, 2/24/29(3)	GR	17	3,272
2.00%, 2/24/30(3)	GR	17	3,271
2.00%, 2/24/31(3)	GR	17	3,208
2.00%, 2/24/32(3)	GR	17	3,198
2.00%, 2/24/33(3)	GR	17	3,115
2.00%, 2/24/34(3)	GR	17	3,120
2.00%, 2/24/35(3)	GR	17	3,132
2.00%, 2/24/36(3)	GR	17	3,127
2.00%, 2/24/37(3)	GR	17	3,120
2.00%, 2/24/38(3)	GR	17	3,120
2.00%, 2/24/39(3)	GR	17	3,123
2.00%, 2/24/40(3)	GR	17	3,126
2.00%, 2/24/41(3)	GR	17	3,126
2.00%, 2/24/42(3)	GR	17	3,133

Total Foreign Government Obligations (Cost $92,411,393)			93,052,414

U.S. GOVERNMENT AGENCY OBLIGATIONS – 19.6%
Federal Home Loan Mortgage Corp.
4.50%, 5/1/39		10,421	11,055,948
4.50%, 8/1/39		23,687	25,130,939
Federal National Mortgage Association 4.00%, 12/1/41		34,608	36,325,207
Government National Mortgage Association 3.50%, 3/15/42		27,500	28,661,945

Total U.S. Government Agency Obligations (Cost $100,988,793)			101,174,039

U.S. TREASURY OBLIGATIONS – 54.3%
U.S. Treasury Inflation Indexed Bonds
0.13%, 4/15/16		32,316	34,134,236
0.13%, 1/15/22		9,973	10,210,009
0.50%, 4/15/15		22,630	23,991,496

	Country Code*	Principal Amount (000)	Value
0.63%, 4/15/13		$338	$346,566
0.63%, 7/15/21		814	881,237
0.75%, 2/15/42		11,474	10,937,138
1.13%, 1/15/21		321	361,513
1.25%, 4/15/14		1,472	1,561,728
1.25%, 7/15/20		223	255,142
1.38%, 7/15/18		1,597	1,829,250
1.38%, 1/15/20		683	784,558
1.63%, 1/15/15		1,225	1,334,641
1.63%, 1/15/18		444	509,722
1.75%, 1/15/28		15,697	18,719,799
1.88%, 7/15/13		18,691	19,671,899
1.88%, 7/15/15		9,808	10,939,370
1.88%, 7/15/19		221	262,395
2.00%, 4/15/12		17,529	17,568,681
2.00%, 1/15/14		19,214	20,534,694
2.00%, 7/15/14		1,692	1,842,987
2.00%, 1/15/16		3,429	3,872,633
2.00%, 1/15/26		4,871	5,969,854
2.13%, 1/15/19		396	473,712
2.13%, 2/15/40		3,866	5,083,356
2.13%, 2/15/41		7,969	10,508,141
2.38%, 1/15/17		1,114	1,304,503
2.38%, 1/15/25		22,634	28,791,194
2.38%, 1/15/27		8,240	10,572,661
2.50%, 7/15/16		5,858	6,839,597
2.50%, 1/15/29		8,430	11,126,103
2.63%, 7/15/17		809	972,853
3.00%, 7/15/12		4,686	4,791,228
3.38%, 4/15/32		1,910	2,908,139
3.63%, 4/15/28(4)(5)		2,236	3,299,835
3.88%, 4/15/29		4,377	6,742,718

Total U.S. Treasury Obligations (Cost $278,882,819)			279,933,588

		Contracts
PURCHASED OPTIONS – 0.0%+
CALL OPTIONS – 0.0%+
U.S. Treasury 30 Year Bond May Futures, strike price $145.00, expires 5/25/12		84	19,687

		Notional Amount (000)
PUT SWAPTIONS – 0.0%+
OTC - 10 Year Interest Rate Swap, exercise rate 2.60%, expires 9/19/12		6,900	123,672
OTC - 10 Year Interest Rate Swap, exercise rate 3.90%, expires 9/19/13		5,300	70,038

			193,710

SCSM BLACKROCK INFLATION PROTECTED BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)	Sun Capital Advisers Trust

Country Code*	Shares	Value
Total Purchased Options (Cost $455,517)		$213,397

SHORT TERM INVESTMENTS – 7.4%
MUTUAL FUNDS – 7.4%
BlackRock Liquidity Funds TempFund, 0.14%	18,924,566	18,924,566
State Street Institutional U.S. Government Money Market Fund, 0.01%	18,924,566	18,924,566

Total Short Term Investments (Cost $37,849,132)		37,849,132

TOTAL INVESTMENTS – 99.4% (Cost $510,587,654)		512,222,570
Other assets less liabilities – 0.6%		3,084,895

NET ASSETS – 100.0%		$515,307,465

SNAT	Supranational
OTC	Over the Counter

DE	Germany
FR	France
GR	Greece

*	Unless otherwise noted the issuer country code for all securities is United States.

+	Amount is less than 0.05%.

(1)	Zero-coupon bond.

(2)	Variable rate security. The interest rate shown reflects the rate in effect at the period end.

(3)	Security is a “Step-up” bond where the coupon increases on a predetermined future date.

(4)	At the period end, securities (or portions thereof) with an aggregate market value of $1,490,715 have been pledged as collateral for open OTC swap and swaption contracts.

(5)	Securities (or portions thereof) with an aggregate market value of $1,209,526 and cash of $1,850,000 have been pledged to cover margin requirements for open futures contracts.

SCSM BLACKROCK INFLATION PROTECTED BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)	Sun Capital Advisers Trust

(6)	At the period, end open futures contracts were as follows:

Type	Description	Expiration Date	Contracts	Unrealized Appreciation / (Depreciation) ($)
Long	90-Day Euribor September Futures	9/15/14	181	(5,803)
Short	German Euro-Bobl June Futures	6/7/12	394	(350,421)
Short	German Euro-Bund June Futures	6/7/12	120	(31,851)
Short	German Euro-Schatz June Futures	6/7/12	290	9,302
Short	U.K. Long Gilt Bond June Futures	6/27/12	29	(14,861)
Long	U.S. Treasury 10 Year Note June Futures	6/20/12	570	(270,165)
Short	U.S. Treasury 2 Year Note June Futures	6/29/12	101	15,589
Short	U.S. Treasury 30 Year Bond June Futures	6/20/12	315	1,108,124
Short	U.S. Treasury 5 Year Note June Futures	6/29/12	318	(111,122)
Short	Ultra Long U.S. Treasury Bond June Futures	6/20/12	57	217,639

Net unrealized appreciation				566,431

(7)	At the period end, open forward foreign currency exchange contracts were as follows:

Counterparty	Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)
Citibank NA	EUR	329,000	USD	422,601	4/18/12	(16,215)
Deutsche Bank AG (London)	EUR	2,547,000	USD	3,331,150	4/18/12	(66,000)
Morgan Stanley & Co., Inc.	EUR	62,479,000	USD	83,304,813	4/18/12	(28,718)
UBS AG	EUR	1,365,000	USD	1,796,268	4/18/12	(24,348)
UBS AG	EUR	2,570,000	USD	3,358,186	4/18/12	(69,641)

Net unrealized depreciation						(204,922)

EUR	- Euro
USD	- United States Dollar

(8)	At the period end, open written option contracts were as follows:

Options on Exchange-Traded Futures Contracts

Type	Description	Expiration Date	Strike Price ($)	Number of Contracts	Value ($)
Put	U.S. Treasury 30 Year Bond May Futures	5/25/12	137.000	84	162,750

Written option contracts (Premium received, $137,603)				84	162,750

Interest Rate Swaptions

Type	Description	Counterparty	Pay/Receive Floating Rate	Floating Rate	Exercise Rate	Expiration Date	Notional Amount (000) ($)	Value ($)
Put	OTC - 5 Year Interest Rate Swap	Citibank NA	Pay	3-Month USD-LIBOR	1.60%	7/25/12	21,000	104,135
Put	OTC - 5 Year Interest Rate Swap	Citibank NA	Pay	3-Month USD-LIBOR	2.00%	12/13/12	16,900	111,766
Call	OTC - 10 Year Interest Rate Swap	Citibank NA	Receive	3-Month USD-LIBOR	2.15%	9/9/13	5,300	86,585
Put	OTC - 5 Year Interest Rate Swap	Deutsche Bank AG	Pay	3-Month USD-LIBOR	1.75%	9/4/12	12,000	61,014
Put	OTC - 10 Year Interest Rate Swap	Deutsche Bank AG	Pay	3-Month USD-LIBOR	2.85%	9/19/12	6,900	78,226

Written swaptions (Premium received, $531,717)							62,100	441,726

LIBOR	- London Interbank Offered Rate
OTC	- Over the Counter
USD	- United States Dollar

SCSM BLACKROCK INFLATION PROTECTED BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)	Sun Capital Advisers Trust

(9)	At the period end, open swap contracts were as follows:

OTC Interest Rate Swap Contracts

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount (000) ($)	Market Value ($)	Unrealized Appreciation / (Depreciation) ($)
Citibank NA	Receive	3-Month USD-LIBOR	3.91%	3/21/22	8,000	(1,187,962)	(1,187,962)
Citibank NA	Receive	3-Month USD-LIBOR	1.09%	1/27/17	5,000	32,783	32,783
Deutsche Bank AG	Pay	6-Month- EUR-EURIBOR	0.93%	3/14/14	43,212	(79,959)	(79,959)
Deutsche Bank AG	Pay	CPURNSA Index	2.47%	10/25/20	2,500	(50,033)	(50,033)
Deutsche Bank AG	Pay	CPURNSA Index	2.67%	6/23/21	4,910	48,588	48,588
Deutsche Bank AG	Receive	3-Month USD-LIBOR	2.13%	3/5/22	2,700	37,096	37,096
Deutsche Bank AG	Receive	3-Month USD-LIBOR	2.42%	3/21/22	3,500	(42,744)	(42,744)
Deutsche Bank AG	Receive	3-Month USD-LIBOR	2.85%	3/5/42	1,300	51,536	51,536
Deutsche Bank AG	Receive	CPURNSA Index	1.84%	10/25/15	4,700	151,633	151,633

Total					75,822	(1,039,062)	(1,039,062)

OTC Total Return Swap Contracts

Pay/Receive Total Return on Reference Entity	Counterparty	Reference Entity	Number of Shares or Units	Floating Rate	Notional Amount (000) ($)	Maturity Date	Market Value ($)	Unrealized Appreciation ($)
Receive	Barclays Bank PLC	Barclays Capital US TIPS Index	826,092	1-Month USD-LIBOR	229,158	4/26/12	1,073,921	1,073,921

CPURNSA	- Consumer Price All Urban Non-Seasonally Adjusted Index
EUR	- Euro
EURIBOR	- Euro Interbank Offered Rate
LIBOR	- London Interbank Offered Rate
USD	- United States Dollar

The following is a summary of collateral pledged/(received) by the Fund in the form of cash or securities and the value of corresponding OTC financial derivative contracts as of March 31, 2012.

Counterparty	Collateral (Received)/Pledged ($)	Total Value of OTC Derivatives ($)	Net Exposures ($) (1)
Barclays Bank PLC	(875,297)	1,073,921	198,624
Citibank NA	1,490,715	(1,473,880)	16,835
Deutsche Bank AG	(400,000)	(89,123)	(489,123)

(1)	Net exposure represents the net receivable/(payable) that would be due from/(to) the counterparty in the event of default. Please refer to the Fund’s most recent Semi-Annual or Annual Report to Shareholders for more information regarding credit and counterparties risk.

SCSM BLACKROCK INFLATION PROTECTED BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)	Sun Capital Advisers Trust

(10)	Fair Value Measurements †

The following table summarizes the inputs used to value the Fund’s assets and liabilities, as applicable, measured at fair value at the period end:

Assets	Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Foreign Government Obligations	$—	$93,052,414	$—	$93,052,414
U.S. Government Agency Obligations	—	101,174,039	—	101,174,039
U.S. Treasury Obligations	279,933,588	—	—	279,933,588
Purchased Options
Call Options	19,687	—	—	19,687
Put Swaptions	—	193,710	—	193,710
Short Term Investments
Mutual Funds	37,849,132	—	—	37,849,132

Total Investments	317,802,407	194,420,163	—	512,222,570

Financial Derivative Instruments
Futures Contracts	1,341,352	9,302	—	1,350,654
Swap Contracts (a)	—	1,395,557	—	1,395,557

Total Financial Derivative Instruments	$1,341,352	$1,404,859	$—	$2,746,211

Liabilities
Financial Derivative Instruments
Futures Contracts	$(381,287)	$(402,936)	$—	$(784,223)
Forward Foreign Currency Exchange Contracts	—	(204,922)	—	(204,922)
Written Option Contracts	(162,750)	—	—	(162,750)
Written Swaption Contracts	—	(441,726)	—	(441,726)
Swap Contracts (a)	—	(1,360,698)	—	(1,360,698)

Total Financial Derivative Instruments	$(544,037)	$(2,410,282)	$—	$(2,954,319)

†	See Note 2b in the Notes to Portfolios of Investments for additional information.
(a)	See Portfolio of Investments for additional detailed categorizatons.

SCSM GOLDMAN SACHS SHORT DURATION FUND

PORTFOLIO OF INVESTMENTS

March 31, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Principal Amount (000)	Value
ASSET BACKED SECURITIES – 8.0%
Access Group, Inc., Series 2003-1, Class A2 0.73%, 12/27/16(1)		$3,655	$3,634,809
Ally Master Owner Trust, Series 2011-3, Class A2 1.81%, 5/15/16		8,300	8,419,516
Bank of America Auto Trust, Series 2009-2A, Class A3 2.13%, 9/15/13(2)		438	438,668
Bank of America Auto Trust, Series 2009-3A, Class A3 1.67%, 12/15/13(2)		1,570	1,572,468
Brazos Higher Education Authority, Series 2004-I, Class A2 0.73%, 6/27/22(1)		3,608	3,580,227
Brazos Higher Education Authority, Series 2005-1, Class 1A2 0.65%, 12/26/18(1)		2,530	2,516,085
Brazos Higher Education Authority, Series 2005-2, Class A10 0.59%, 12/26/19(1)		7,500	7,344,726
Brazos Higher Education Authority, Series 2005-2, Class A9 0.57%, 12/26/17(1)		2,729	2,706,332
Brazos Higher Education Authority, Series 2011-2, Class A2 1.41%, 7/25/29(1)		6,100	5,951,071
College Loan Corporation Trust, Series 2004-1, Class A3 0.72%, 4/25/21(1)		3,269	3,263,209
College Loan Corporation Trust, Series 2005-2, Class A2 0.68%, 10/15/21(1)		798	796,591
Ford Credit Auto Owner Trust, Series 2009-E, Class A3 1.51%, 1/15/14		2,571	2,578,398
GCO Education Loan Funding Trust, Series 2005-2, Class A6L 0.64%, 5/27/24(1)		3,300	3,201,076
GCO Education Loan Funding Trust, Series 2007-1A, Class A5L 0.56%, 5/25/23(1)(2)		5,661	5,547,554

	Country Code**	Principal Amount (000)	Value
Huntington Auto Trust, Series 2012-1, Class A3 0.81%, 9/15/16		$10,800	$10,808,387

Northstar Education Finance, Inc., Series 2004-2, Class A1 0.67%, 4/28/16(1)		2,634	2,565,404
Northstar Education Finance, Inc., Series 2004-2, Class A2 0.69%, 1/28/17(1)		3,900	3,801,018
SLM Student Loan Trust, Series 2003-11, Class A4 0.66%, 6/15/20(1)		3,584	3,574,139
SLM Student Loan Trust, Series 2004-2, Class A4 0.69%, 10/25/19(1)		2,375	2,364,681
SLM Student Loan Trust, Series 2006-8, Class A4 0.64%, 10/25/21(1)		5,150	5,078,728
SLM Student Loan Trust, Series 2007-1, Class A3 0.59%, 7/25/18(1)		4,180	4,161,238
SLM Student Loan Trust, Series 2007-7, Class A2 0.76%, 1/25/16(1)		2,039	2,035,978
Student Loan Consolidation Center, Series 2011-1, Class A 1.46%,10/25/27(1)(2)		1,813	1,760,718
Toyota Auto Receivables Owner Trust, Series 2011-B, Class A3 0.68%, 6/15/15		6,200	6,198,121
Volkswagen Auto Loan Enhanced Trust, Series 2010-1, Class A4 2.14%, 8/22/16		8,400	8,534,400
World Financial Network Credit Card Master Trust, Series 2009-B, Class A 3.79%, 5/15/16		4,500	4,540,748

Total Asset Backed Securities (Cost $106,994,991)			106,974,290

COLLATERALIZED MORTGAGE OBLIGATIONS – 2.2%
Federal National Mortgage Association, Series 2009-70, Class AL 5.00%, 8/25/19		8,846	9,521,876
FHLMC Multifamily Structured Pass Through Trust, Series K703, Class A2 2.70%, 5/25/18		15,400	15,928,297

SCSM GOLDMAN SACHS SHORT DURATION FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Principal Amount (000)	Value
FHLMC Multifamily Structured Pass Through Trust, Series K705, Class A2 2.30%, 9/25/18		$3,700	$3,736,422

Total Collateralized Mortgage Obligations (Cost $28,634,284)			29,186,595

CORPORATE DEBT OBLIGATIONS – 45.4%
AUTO PARTS – 0.4%
Johnson Controls, Inc. 1.75%, 3/1/14		4,825	4,904,434

BANKS – 12.9%
Achmea Hypotheekbank NV 3.20%, 11/3/14(2)	NL	2,249	2,350,898
Banco Santander Chile 2.88%, 11/13/12(2)	CL	6,400	6,403,610
Bank of America Corp.
1.97%, 1/30/14(1)		725	711,810
4.50%, 4/1/15		1,700	1,760,799
Bank of Montreal 1.95%, 1/30/17(2)	CA	2,600	2,628,540
Bank of Nova Scotia
1.05%, 3/20/15(2)	CA	5,500	5,495,231
1.75%, 3/22/17(2)	CA	2,500	2,497,179
Canadian Imperial Bank of Commerce
1.50%, 12/12/14(2)	CA	3,400	3,462,444
2.60%, 7/2/15(2)	CA	5,200	5,437,676
Capital One Financial Corp.
2.13%, 7/15/14		2,800	2,815,960
7.38%, 5/23/14		3,522	3,898,755
Citigroup, Inc.
5.50%, 10/15/14		6,625	7,108,029
6.38%, 8/12/14		1,875	2,034,381
Commonwealth Bank of Australia New York 1.95%, 3/16/15	AU	6,150	6,191,199
Credit Suisse New York 1.53%, 1/14/14(1)	CH	8,100	8,062,813
DnB NOR Boligkreditt
2.10%, 10/14/15(2)	NO	8,100	8,202,060
2.90%, 3/29/16(2)	NO	6,800	7,025,366
ING Bank NV
1.87%, 6/9/14(1)(2)	NL	3,525	3,487,748
3.90%, 3/19/14(2)	NL	2,700	2,840,397
Intesa Sanpaolo New York 2.38%, 12/21/12	IT	4,800	4,722,643
JPMorgan Chase & Co. 1.88%, 3/20/15		12,025	12,055,700
Mizuho Corporate Bank Ltd. 2.55%, 3/17/17(2)	JP	3,900	3,899,618
Morgan Stanley
3.80%, 4/29/16		1,950	1,898,151
4.10%, 1/26/15		3,250	3,261,323
Nordea Eiendomskreditt AS 1.88%, 4/7/14(2)	NO	500	510,364
Royal Bank of Scotland PLC 2.63%, 5/11/12(2)	GB	4,800	4,808,549

	Country Code**	Principal Amount (000)	Value
Royal Bank of Scotland PLC, Series 2 3.40%, 8/23/13	GB	$2,725	$2,761,586
SpareBank 1 Boligkreditt
1.25%, 10/25/13(2)	NO	6,900	6,938,426
2.30%, 6/30/17(2)	NO	6,100	6,086,397
2.63%, 5/27/16(2)	NO	9,100	9,285,294
Stadshypotek AB 1.45%, 9/30/13(2)	SE	7,500	7,567,275
Standard Chartered PLC 3.85%, 4/27/15(2)	GB	3,150	3,271,212
Swedbank Hypotek AB 0.92%, 3/28/14(1)(2)	SE	1,600	1,596,494
The Toronto-Dominion Bank 1.50%, 3/13/17(2)	CA	4,600	4,550,987
UBS AG
2.25%, 8/12/13	CH	4,050	4,075,450
2.25%, 3/30/17(2)	CH	2,800	2,793,171
Wells Fargo & Co.
1.25%, 2/13/15		10,125	10,083,680
4.38%, 1/31/13		1,000	1,030,783

			173,611,998

BIOTECHNOLOGY – 0.5%
Gilead Sciences, Inc. 2.40%, 12/1/14		4,460	4,614,080
Life Technologies Corp. 4.40%, 3/1/15		2,275	2,431,413

			7,045,493

CABLE – 0.3%
Time Warner Cable, Inc. 6.20%, 7/1/13		3,350	3,573,097

COMPUTER & PERIPHERALS – 1.1%
Dell, Inc. 1.40%, 9/10/13		3,050	3,080,479
Hewlett-Packard Co.
2.60%, 9/15/17		1,675	1,673,968
6.13%, 3/1/14		3,250	3,536,962
International Business Machines Corp. 0.55%, 2/6/15		5,950	5,918,959

			14,210,368

ELECTRIC UTILITIES – 1.9%
Commonwealth Edison Co. 1.63%, 1/15/14		4,800	4,876,013
Dominion Resources, Inc. 1.80%, 3/15/14		3,100	3,167,165
DTE Energy Co. 7.63%, 5/15/14		3,400	3,825,704
Georgia Power Co. 1.30%, 9/15/13		1,650	1,667,143
PPL WEM Holdings PLC 3.90%, 5/1/16(2)	GB	3,475	3,615,470
Progress Energy, Inc. 6.05%, 3/15/14		3,350	3,673,489

SCSM GOLDMAN SACHS SHORT DURATION FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Principal Amount (000)	Value
Wisconsin Electric Power Co. 6.00%, 4/1/14		$3,875	$4,278,209

			25,103,193

ELECTRONICS – 0.6%
Agilent Technologies, Inc. 5.50%, 9/14/15		2,975	3,343,549
Thermo Fisher Scientific, Inc. 2.05%, 2/21/14		4,875	4,999,756

			8,343,305

ENVIRONMENTAL SERVICES – 0.3%
Waste Management, Inc.
5.00%, 3/15/14		1,825	1,960,709
6.38%, 11/15/12		2,275	2,351,483

			4,312,192

FINANCIALS – 3.1%
American Express Credit Corp. 2.75%, 9/15/15		5,200	5,395,141
Caisse centrale Desjardins du Quebec
1.60%, 3/6/17(2)	CA	2,500	2,476,880
2.55%, 3/24/16(2)	CA	800	833,190
General Electric Capital Corp.
2.15%, 1/9/15		11,775	12,027,680
2.38%, 6/30/15		2,100	2,133,415
HSBC Finance Corp. 0.83%, 4/24/12(1)		3,400	3,400,411
John Deere Capital Corp. 5.25%, 10/1/12		525	537,846
LeasePlan Corp. NV 3.00%, 5/7/12(2)	NL	10,600	10,625,832
Merrill Lynch & Co., Inc. 5.45%, 7/15/14		4,625	4,838,573

			42,268,968

FOOD, BEVERAGES & RESTAURANTS – 2.6%
Anheuser-Busch InBev NV 4.70%, 4/15/12		1,725	1,727,063
Anheuser-Busch InBev Worldwide, Inc.
2.50%, 3/26/13		3,075	3,130,716
3.00%, 10/15/12		1,725	1,747,375
5.38%, 11/15/14		1,325	1,471,339
Cargill, Inc. 1.90%, 3/1/17(2)		5,100	5,082,864
General Mills, Inc. 5.25%, 8/15/13		2,125	2,255,156
HJ Heinz Co. 1.50%, 3/1/17		2,550	2,531,788
Kellogg Co.
4.25%, 3/6/13		998	1,031,963
5.13%, 12/3/12		2,050	2,112,404
Kraft Foods, Inc. 2.63%, 5/8/13		4,950	5,045,055
Pepsico, Inc. 4.65%, 2/15/13		1,000	1,036,451

	Country Code**	Principal Amount (000)	Value
SABMiller Holdings, Inc. 1.85%, 1/15/15(2)		$6,850	$6,941,982
The Kroger Co. 6.75%, 4/15/12		1,200	1,202,195

			35,316,351

HEALTH CARE - PRODUCTS – 1.3%
Becton, Dickinson & Co. 1.75%, 11/8/16		2,900	2,934,382
Covidien International Finance SA 1.88%, 6/15/13	LU	5,375	5,432,862
Dentsply International, Inc. 2.00%, 8/15/13(1)		4,275	4,303,985
St. Jude Medical, Inc. 3.75%, 7/15/14		4,850	5,135,456

			17,806,685

INSURANCE – 1.4%
Metropolitan Life Global Funding I
2.50%, 1/11/13(2)		3,000	3,031,239
5.13%, 4/10/13(2)		1,000	1,045,277
5.13%, 6/10/14(2)		2,750	2,986,352
New York Life Global Funding
3.00%, 5/4/15(2)		4,725	4,973,426
4.65%, 5/9/13(2)		1,000	1,042,215
Prudential Financial, Inc.
2.75%, 1/14/13		4,350	4,412,135
5.10%, 9/20/14		774	837,591

			18,328,235

INVESTMENT COMPANIES – 1.0%
FIH Erhvervsbank A/S
2.00%, 6/12/13(2)	DK	6,100	6,194,648
2.45%, 8/17/12(2)	DK	7,200	7,247,757

			13,442,405

MANUFACTURING DIVERSIFIED – 0.2%
Tyco International Finance SA 6.00%, 11/15/13	LU	3,115	3,359,082

METALS & MINING – 0.6%
Freeport-McMoRan Copper & Gold, Inc. 1.40%, 2/13/15		2,825	2,814,282
Rio Tinto Finance USA PLC 1.13%, 3/20/15	GB	4,750	4,753,999

			7,568,281

MULTIMEDIA – 1.3%
Comcast Cable Communications Holdings, Inc. 8.38%, 3/15/13		4,300	4,610,658
NBCUniversal Media LLC 2.10%, 4/1/14		2,975	3,038,100
News America, Inc. 5.30%, 12/15/14		2,400	2,655,072

SCSM GOLDMAN SACHS SHORT DURATION FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Principal Amount (000)	Value
Reed Elsevier Capital, Inc. 7.75%, 1/15/14		$3,050	$3,384,844
Thomson Reuters Corp. 5.95%, 7/15/13	CA	3,000	3,182,148

			16,870,822

OFFICE EQUIPMENT – 0.3%
Xerox Corp. 1.32%, 5/16/14(1)		4,025	3,993,895

OIL & GAS – 2.6%
Apache Corp. 6.00%, 9/15/13		4,000	4,309,676
BP Capital Markets PLC 3.13%, 10/1/15	GB	5,350	5,654,779
Dolphin Energy Ltd. 5.50%, 12/15/21(2)	AE	2,120	2,233,950
Gazprom OAO Via Gaz Capital SA 9.25%, 4/23/19	LU	380	469,300
PC Financial Partnership 5.00%, 11/15/14		2,650	2,895,554
Phillips 66 1.95%, 3/5/15(2)		5,500	5,538,043
Petrobras International Finance Co. 5.38%, 1/27/21	KY	280	301,487
Shell International Finance BV 1.88%, 3/25/13	NL	5,700	5,785,500
TNK-BP Finance SA
6.63%, 3/20/17	LU	516	568,890
7.50%, 7/18/16	LU	346	390,115
7.88%, 3/13/18	LU	270	314,550
Total Capital Canada Ltd. 1.63%, 1/28/14	CA	3,250	3,264,333
Total Capital International SA 1.50%, 2/17/17	FR	2,900	2,822,205

			34,548,382

PERSONAL PRODUCTS – 0.5%
Colgate-Palmolive Co. 0.60%, 11/15/14		3,075	3,066,568
The Procter & Gamble Co. 0.70%, 8/15/14		4,350	4,363,333

			7,429,901

PHARMACEUTICALS – 1.4%
Aristotle Holding, Inc. 2.10%, 2/12/15(2)		1,850	1,872,799
Express Scripts, Inc.
5.25%, 6/15/12		3,075	3,101,134
6.25%, 6/15/14		900	989,401
McKesson Corp. 3.25%, 3/1/16		3,075	3,293,999

	Country Code**	Principal Amount (000)	Value
Medco Health Solutions, Inc. 2.75%, 9/15/15		$2,700	$2,775,665
Novartis Capital Corp. 1.90%, 4/24/13		2,975	3,021,080
Teva Pharmaceutical Finance III LLC 1.50%, 6/15/12		3,650	3,657,307

			18,711,385

PIPELINES – 0.1%
TransCanada PipeLines Ltd. 8.63%, 5/15/12	CA	1,525	1,539,019

REAL ESTATE INVESTMENT TRUSTS – 0.7%
HCP, Inc. 2.70%, 2/1/14		1,525	1,546,264
Simon Property Group LP 4.20%, 2/1/15		3,675	3,934,029
WEA Finance LLC / WCI Finance LLC 5.40%, 10/1/12(2)		4,350	4,440,789

			9,921,082

REFINING – 0.3%
XTO Energy, Inc. 5.75%, 12/15/13		3,175	3,432,166

RETAIL – 0.3%
Wal-Mart Stores, Inc. 3.20%, 5/15/14		4,000	4,224,368

SAVINGS & LOANS – 0.2%
U.S. Central Federal Credit Union 1.90%, 10/19/12		2,400	2,422,193

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 0.2%
Intel Corp. 1.95%, 10/1/16		3,175	3,270,094

SOFTWARE – 0.7%
Microsoft Corp. 2.95%, 6/1/14		5,000	5,270,605
Oracle Corp. 4.95%, 4/15/13		4,100	4,293,553

			9,564,158

SPECIAL PURPOSE BANKS – 3.3%
Kreditanstalt fuer Wiederaufbau
0.25%, 6/17/13(1)	DE	11,900	11,895,490
2.50%, 5/28/13	DE	5,500	5,624,245
Landwirtschaftliche Rentenbank
1.88%, 9/24/12	DE	12,300	12,379,839
3.25%, 3/15/13	DE	9,000	9,230,040
4.13%, 7/15/13	DE	5,200	5,433,969

			44,563,583

SCSM GOLDMAN SACHS SHORT DURATION FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Principal Amount (000)	Value
SPECIAL PURPOSE ENTITIES – 0.4%
MassMutual Global Funding II 0.97%, 9/27/13(1)(2)		$5,300	$5,296,444

TELECOMMUNICATIONS – 2.4%
AT&T, Inc.
2.40%, 8/15/16		7,950	8,216,293
2.95%, 5/15/16		2,800	2,958,833
France Telecom SA 4.38%, 7/8/14	FR	6,000	6,407,184
Rogers Communications, Inc.
5.50%, 3/15/14	CA	625	677,249
6.38%, 3/1/14	CA	4,250	4,680,857
Telefonica Emisiones SAU 5.86%, 2/4/13	ES	3,500	3,618,664
Verizon Wireless Capital LLC 7.38%, 11/15/13		1,803	1,987,205
Vodafone Group PLC 2.88%, 3/16/16	GB	4,225	4,426,740

			32,973,025

TOBACCO – 0.3%
Philip Morris International, Inc. 4.88%, 5/16/13		3,750	3,932,963

TRANSPORTATION – 1.1%
Burlington Northern Santa Fe Corp. 5.90%, 7/1/12		4,200	4,253,853
CSX Corp. 5.75%, 3/15/13		2,450	2,561,090
OeBB Infrastruktur AG 4.63%, 11/21/13	AT	7,700	8,043,720

			14,858,663

UTILITIES – 1.1%
Duke Energy Corp. 6.30%, 2/1/14		4,650	5,096,470
MidAmerican Energy Holdings Co. 5.00%, 2/15/14		3,600	3,870,219
Progress Energy, Inc. 6.85%, 4/15/12		3,050	3,055,731
Public Service Co. of Colorado 7.88%, 10/1/12		1,125	1,165,582
Southern Co. 4.15%, 5/15/14		1,400	1,495,721

			14,683,723

Total Corporate Debt Obligations (Cost $603,510,918)			611,429,953

FOREIGN GOVERNMENT OBLIGATIONS – 1.5%
Colombia Government International Bond 4.38%, 7/12/21	CO	3,140	3,414,750

	Country Code**	Principal Amount (000)	Value
Indonesia Government International Bond 8.50%, 10/12/35	ID	$1,840	$2,732,400
Province of Ontario 1.88%, 11/19/12	CA	14,300	14,427,756

Total Foreign Government Obligations (Cost $20,139,717)			20,574,906

MUNICIPAL BONDS – 3.0%
County of Suffolk NY 1.50%, 9/13/12		5,360	5,374,311
New York City, Subseries D 5.07%, 12/1/14		5,300	5,877,700
New York State Dormitory Authority
1.53%, 3/15/13		1,060	1,069,837
2.00%, 3/15/14		719	737,867
North Texas Tollway Authority 2.44%, 9/1/13		3,975	4,068,691
Pennsylvania Higher Education Assistance Agency 1.16%, 4/25/19(1)		2,212	2,212,505
San Francisco, California City & County Airports Commission 1.87%, 5/1/12		3,500	3,503,815
South Carolina Student Loan Corp., Series A-1 0.59%, 12/3/18(1)		4,694	4,647,908
State of California 3.95%, 11/1/15		1,950	2,091,706
State of New Jersey 2.02%, 8/15/14		5,300	5,483,963
State of Wisconsin 4.80%, 5/1/13		4,300	4,498,918

Total Municipal Bonds (Cost $38,938,087)			39,567,221

U.S. GOVERNMENT GUARANTEED NOTES – 5.4%
FDIC Structured Sale Guaranteed Notes, Series 2010-S1, Class 1A 0.55%, 2/25/48(1)(2)		1,594	1,594,612
NCUA Guaranteed Notes, Series 2010-A1, Class A 0.59%, 12/7/20(1)		1,997	2,004,218
NCUA Guaranteed Notes, Series 2010-R1, Class 1A 0.69%, 10/7/20(1)		1,237	1,239,318
NCUA Guaranteed Notes, Series 2010-R1, Class 2A 1.84%, 10/7/20		550	556,899
NCUA Guaranteed Notes, Series 2010-R2, Class 1A 0.61%, 11/6/17(1)		2,535	2,535,439
NCUA Guaranteed Notes, Series 2011-R1, Class 1A 0.69%, 1/8/20(1)		2,346	2,349,718

SCSM GOLDMAN SACHS SHORT DURATION FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Principal Amount (000)		Value
NCUA Guaranteed Notes, Series 2011-R3, Class 1A 0.64%, 3/11/20(1)		$4,100		$4,099,726
NCUA Guaranteed Notes, Series 2011-R4, Class 1A 0.62%, 3/6/20(1)		4,150		4,147,187
NCUA Guaranteed Notes, Series 2011-R5, Class 1A 0.62%, 4/6/20(1)		4,047		4,051,432
NCUA Guaranteed Notes, Series 2011-R6, Class 1A 0.64%, 5/7/20(1)		3,965		3,969,915
TLGP Ally Financial, Inc. 2.20%, 12/19/12		6,900		6,996,779
TLGP Citigroup Funding, Inc.
1.88%, 10/22/12		11,300		11,404,367
1.88%, 11/15/12		4,300		4,343,503
TLGP Citigroup, Inc. 2.13%, 4/30/12		8,600		8,612,332
TLGP General Electric Capital Corp. 2.20%, 6/8/12		15,000		15,056,595

Total U.S. Government Guaranteed Notes (Cost $72,634,007)				72,962,040

U.S. GOVERNMENT AGENCY OBLIGATIONS – 15.0%
Federal Home Loan Mortgage Corp.
0.38%, 2/27/14		13,800		13,793,997
1.00%, 8/20/14		5,800		5,870,876
4.50%, 1/15/13(5)		8,200		8,475,766
4.50%, 5/1/23		8		8,017
5.00%, 3/1/16		1		679
5.00%, 5/1/16		2		1,786
5.00%, 9/1/16		3		3,227
5.00%, 11/1/16		53		56,823
5.00%, 3/1/18		1		609
5.50%, 1/1/20		648		707,940
6.50%, 10/1/37		416		474,017
6.50%, 12/1/38		245		277,721
Federal National Mortgage Association
0.60%, 11/14/13		12,000		12,009,972
0.75%, 12/19/14		3,000		3,013,005
2.53%, 10/1/36(1)		2,349		2,485,677
2.68%, 5/1/33(1)		3,550		3,770,249
2.80%, 3/1/18		3,335		3,486,210
3.42%, 10/1/20		1,576		1,670,721
3.63%, 12/1/20		1,182		1,265,542
3.74%, 6/1/18		29,935		32,511,768
3.75%, 3/1/18		4,100		4,441,056
3.84%, 5/1/18		2,320		2,521,777
4.32%, 7/1/21		19,841		22,036,651
4.50%, TBA(3)		69,000		73,387,972
5.50%, 5/1/25		9,074		9,900,278
6.00%, 3/1/32		0	*	80
6.00%, 5/1/33		3		2,879
6.00%, 12/1/33		1		1,493
6.00%, 4/1/35		2		1,878
6.00%, 2/1/36		4		4,076
6.00%, 3/1/36		3		2,908

Country Code**	Principal Amount (000)	Value
6.00%, 6/1/36	$3	$3,207

Total U.S. Government Agency Obligations (Cost $200,241,073)		202,188,857

U.S. TREASURY OBLIGATIONS – 26.0%
U.S. Treasury Inflation Indexed Bonds
0.63%, 4/15/13	1,608	1,650,313
1.63%, 1/15/15	7,003	7,630,216
1.88%, 7/15/15	4,661	5,198,023
2.00%, 1/15/14	613	655,432
2.00%, 7/15/14	5,891	6,417,450
U.S. Treasury Notes
0.25%, 1/31/14	50,800	50,726,594
0.25%, 2/28/14	50,600	50,524,910
0.25%, 2/15/15	52,000	51,626,224
0.38%, 8/31/12	15,000	15,013,470
0.38%, 10/31/12	24,500	24,529,670
0.38%, 11/15/14	15,900	15,860,250
0.63%, 7/31/12	76,100	76,224,880
1.00%, 3/31/17	13,800	13,770,896
1.38%, 1/15/13	20,400	20,586,476
1.50%, 3/31/19	10,200	10,122,704

Total U.S. Treasury Obligations (Cost $350,518,641)		350,537,508

SHORT TERM INVESTMENTS – 1.4%
COMMERCIAL PAPER (4) – 0.7%
Atlantis One Funding Corp. 0.65%, 8/2/12(2) (Cost $9,977,791)	10,000	9,992,014

	Shares
MUTUAL FUNDS – 0.7%
State Street Institutional Liquid Reserves Fund, 0.24% (Cost $9,298,640)	9,298,640	9,298,640

Total Short Term Investments (Cost $19,276,431)		19,290,654

TOTAL INVESTMENTS – 107.9% (Cost $1,440,888,149)		1,452,712,024
Liabilities in excess of other assets – (7.9)%		(106,179,176)

NET ASSETS – 100.0%		$1,346,532,848

FDIC	Federal Deposit Insurance Corporation
FHLMC	Federal Home Loan Mortgage Corporation
NCUA	National Credit Union Administration
TBA	To Be Announced. Securities are purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. At the period end, total market value of the TBA securities amounts to $73,387,972 which represents approximately 5.5% of net assets

SCSM GOLDMAN SACHS SHORT DURATION FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)	Sun Capital Advisers Trust

TLGP	Temporary Liquidity Guarantee Program. Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012.

AE	United Arab Emirates
AT	Austria
AU	Australia
CA	Canada
CH	Switzerland
CL	Chile
CO	Columbia
DE	Germany
DK	Denmark
ES	Spain
FR	France
GB	Great Britain
ID	Indonesia
IT	Italy
JP	Japan
KY	Cayman Islands
LU	Luxembourg
NL	Netherlands
NO	Norway
SE	Sweden

*	Amount is less than $500.
**	Unless otherwise noted the issuer country code for all securities is United States.
(1)	Variable rate security. The interest rate shown reflects the rate in effect at the period end.
(2)	Eligible for resale under rule 144A or exempt from registration under Section 4(2) of the Securities Act of 1933. These securities may be resold in transactions exempt from registration. At the period end, the value of these securities amounted to $197,524,128, representing 14.7% of net assets.
(3)	Security (or a portion thereof) has been purchased on a delayed delivery or when-issued basis.
(4)	Interest rates represent annualized yield at date of purchase.

SCSM GOLDMAN SACHS SHORT DURATION FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)	Sun Capital Advisers Trust

(5)	At the period end, securities (or portions thereof) with an aggregate market value of $1,312,710 have been pledged to cover margin requirements for the following open futures contracts:

Type	Description	Expiration Date	Contracts	Unrealized Appreciation / (Depreciation) ($)
Long	90-Day Eurodollar September Futures	9/15/14	800	(71,990)
Short	90-Day Eurodollar September Futures	9/14/15	800	126,841
Short	U.S. Treasury 10 Year Note June Futures	6/20/12	441	366,837
Long	U.S. Treasury 2 Year Note June Futures	6/29/12	1,527	(193,172)
Short	U.S. Treasury 30 Year Bond June Futures	6/20/12	92	292,181
Short	U.S. Treasury 5 Year Note June Futures	6/29/12	174	(53,649)
Long	Ultra Long U.S. Treasury Bond June Futures	6/20/12	22	4,592

Net unrealized appreciation				471,640

(6)	At the period end, the Fund had the following open forward sales contracts:

Description	Coupon	Maturity Date	Principal Amount (000) ($)	Proceeds ($)	Market Value ($)
Federal National Mortgage Association	4.50%	TBA	69,000	73,247,813	73,280,160

SCSM GOLDMAN SACHS SHORT DURATION FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)	Sun Capital Advisers Trust

(7)	Fair Value Measurements †

The following table summarizes the inputs used to value the Fund’s assets and liabilities, as applicable, measured at fair value at the period end:

Assets	Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Backed Securities	$—	$106,974,290	$—	$106,974,290
Collateralized Mortgage Obligations	—	29,186,595	—	29,186,595
Corporate Debt Obligations (a)	—	611,429,953	—	611,429,953
Foreign Government Obligations	—	20,574,906	—	20,574,906
Municipal Bonds	—	39,567,221	—	39,567,221
U.S. Government Guaranteed Notes	—	72,962,040	—	72,962,040
U.S. Government Agency Obligations	—	202,188,857	—	202,188,857
U.S. Treasury Obligations	350,537,508	—	—	350,537,508
Short Term Investments
Commercial Paper	—	9,992,014	—	9,992,014
Mutual Funds	9,298,640	—	—	9,298,640

Total Short Term Investments	9,298,640	9,992,014	—	19,290,654

Total Investments	359,836,148	1,092,875,876	—	1,452,712,024

Financial Derivative Instruments
Futures Contracts	790,451	—	—	790,451

Total Financial Derivative Instruments	$790,451	$—	$—	$790,451

Liabilities
Financial Derivative Instruments
Futures Contracts	$(318,811)	$—	$—	$(318,811)

Total Financial Derivative Instruments	$(318,811)	$—	$—	$(318,811)

Other Financial Instruments
Forward Sales Contracts	$—	$(73,280,160)	$—	$(73,280,160)

Total Other Financial Instruments	$—	$(73,280,160)	$—	$(73,280,160)

†	See Note 2b in the Notes to Portfolios of Investments for additional information.
(a)	See Portfolio of Investments for additional detailed categorizations.

SCSM PIMCO HIGH YIELD FUND

PORTFOLIO OF INVESTMENTS

March 31, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code*	Principal Amount (000)	Value
ASSET BACKED SECURITIES – 0.1%
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB1, Class AF1A 0.31%, 1/25/37(1)		$21	$4,187
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB1, Class AF2 5.51%, 1/25/37(2)		290	105,428
Lehman XS Trust, Series 2005-7N, Class 3A1 0.52%, 12/25/35(1)		258	125,715
SACO I Trust, Series 2005-2, Class A 0.64%, 4/25/35(1)(3)		20	8,715

Total Asset Backed Securities (Cost $185,346)			244,045

COLLATERALIZED MORTGAGE OBLIGATIONS – 1.3%
Banc of America Alternative Loan Trust, Series 2005-4, Class CB6 0.64%, 5/25/35(1)		38	26,560
Banc of America Funding Corp., Series 2006-A, Class 3A2 2.85%, 2/20/36(1)		305	165,166
Banc of America Funding Corp., Series 2006-B, Class 2A1 2.98%, 3/20/36(1)		117	83,374
Countrywide Alternative Loan Trust, Series 2005-43, Class 4A3 5.30%, 10/25/35(1)		46	30,310
Countrywide Alternative Loan Trust, Series 2006-0A2, Class A5 0.47%, 5/20/46(1)		51	21,279
Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-2, Class A1A 0.56%, 3/25/35(1)		41	22,377
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2005-6, Class 1A3 5.50%, 12/25/35		28	18,972
Downey Savings & Loan Association Mortgage Loan Trust, Series 2005-AR1, Class 2A1A 0.49%, 3/19/45(1)		17	11,279

	Country Code*	Principal Amount (000)	Value
First Horizon Alternative Mortgage Securities Trust, Series 2006-FA2, Class 1A5 6.00%, 5/25/36		$33	$22,903
IndyMac IMSC Mortgage Loan Trust, Series 2007-F2, Class 1A2 6.00%, 7/25/37		214	163,759
IndyMac INDEX Mortgage Loan Trust, Series 2005-AR13, Class 4A1 2.50%, 8/25/35(1)		32	23,275
IndyMac INDEX Mortgage Loan Trust, Series 2005-AR15, Class A1 4.85%, 9/25/35(1)		44	34,245
JP Morgan Mortgage Trust, Series 2007-S3, Class 1A97 6.00%, 8/25/37		54	44,532
MortgageIT Trust, Series 2005-1, Class 1A1 0.56%, 2/25/35(1)		247	202,579
Residential Accredit Loans, Inc., Series 2006-QA2, Class 3A1 5.50%, 2/25/36(1)		253	145,055
Residential Asset Securitization Trust, Series 2006-R1, Class A2 0.64%, 1/25/46(1)		1,758	737,002
Residential Asset Securitization Trust, Series 2007-A5, Class 2A3 6.00%, 5/25/37		49	37,063
Structured Asset Mortgage Investments, Inc., Series 2005-AR6, Class 2A1 0.55%, 9/25/45(1)		27	17,741
Wamu Mortgage Pass-Through Certificates, Series 2006-AR12, Class 1A2 2.59%, 10/25/36(1)		387	272,897
Wamu Mortgage Pass-Through Certificates, Series 2006-AR12, Class 2A3 5.69%, 10/25/36(1)		78	60,672
Wamu Mortgage Pass-Through Certificates, Series 2006-AR16, Class 1A1 2.37%, 12/25/36(1)		134	93,466

Total Collateralized Mortgage Obligations (Cost $1,850,325)			2,234,506

SCSM PIMCO HIGH YIELD FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code*	Principal Amount (000)	Value
CORPORATE DEBT OBLIGATIONS – 84.4%
ADVERTISING – 0.6%
Affinion Group, Inc. 7.88%, 12/15/18		$500	$455,000
Lamar Media Corp. 7.88%, 4/15/18		250	273,438
Visant Corp. 10.00%, 10/1/17		375	350,156

			1,078,594

AEROSPACE & DEFENSE – 1.0%
Alliant Techsystems, Inc. 6.88%, 9/15/20		250	266,875
BE Aerospace, Inc. 6.88%, 10/1/20		250	273,750
Esterline Technologies Corp. 7.00%, 8/1/20		375	414,375
TransDigm, Inc. 7.75%, 12/15/18		750	811,875

			1,766,875

AGRICULTURAL – 0.1%
Brickman Group Holdings, Inc. 9.13%, 11/1/18(3)		250	241,250

AIRLINES – 0.4%
Continental Airlines, Inc. 7.75%, 7/2/14		90	92,033
United Air Lines, Inc. 9.75%, 1/15/17		501	573,567

			665,600

AUTO PARTS – 0.6%
Tomkins LLC 9.00%, 10/1/18		900	996,750

AUTOMOBILES & COMPONENTS – 0.4%
Exide Technologies 8.63%, 2/1/18		500	418,750
Hyva Global BV 8.63%, 3/24/16(3)	NL	250	214,375
Oshkosh Corp.
8.25%, 3/1/17		50	54,250
8.50%, 3/1/20		50	54,438

			741,813

AUTOMOTIVE – 3.4%
Allison Transmission, Inc. 7.13%, 5/15/19(3)		200	207,000
Arvinmeritor, Inc. 8.13%, 9/15/15		105	110,775
Commercial Vehicle Group, Inc. 7.88%, 4/15/19(3)		200	202,000
Conti-Gummi Finance BV
7.13%, 10/15/18	NL	333	353,430
7.50%, 9/15/17	NL	133	141,040
8.50%, 7/15/15	NL	100	110,280

	Country Code*	Principal Amount (000)	Value
Cooper-Standard Automotive, Inc. 8.50%, 5/1/18		$375	$403,125
Ford Motor Credit Co. LLC
6.63%, 8/15/17		500	554,067
7.00%, 10/1/13		165	175,935
7.50%, 8/1/12		125	126,865
8.00%, 12/15/16		1,000	1,159,404
8.13%, 1/15/20		225	271,968
12.00%, 5/15/15		1,000	1,235,000
Pittsburgh Glass Works LLC 8.50%, 4/15/16(3)		175	174,125
TRW Automotive, Inc. 7.25%, 3/15/17(3)		500	557,500

			5,782,514

BANKS – 5.6%
Ally Financial, Inc.
0.00%, 6/15/15(4)		500	406,900
4.50%, 2/11/14		1,000	1,001,250
6.25%, 12/1/17		250	257,434
7.50%, 9/15/20		250	270,000
8.00%, 11/1/31		770	821,146
8.30%, 2/12/15		250	272,187
Bank of America Corp. 6.00%, 9/1/17		285	310,411
Barclays Bank PLC 14.00%, 6/15/19(1)	GB	640	783,755
Credit Agricole SA 8.38%, 10/13/19(1)(3)	FR	750	697,500
HBOS PLC 6.75%, 5/21/18(3)	GB	2,100	1,971,012
Rabobank Nederland Boerenleenbank BA 11.00%, 6/30/19(1)(3)	NL	600	762,000
RBS Capital Trust 6.47%, 6/30/12(5)		67	38,677
Regions Bank 7.50%, 5/15/18		175	198,188
Regions Financial Corp. 7.38%, 12/10/37		1,000	992,500
Royal Bank of Scotland Group PLC 7.65%, 9/30/31(1)	GB	375	317,812
Societe Generale 5.92%, 4/15/17(1)(3)	FR	150	122,095
Wachovia Capital Trust III 5.57%, 5/14/12(1)		500	472,500

			9,695,367

BIOTECHNOLOGY – 0.2%
STHI Holding Corp. 8.00%, 3/15/18(3)		350	371,000

BUILDING & CONSTRUCTION – 0.3%
Aguila 3 SA 7.88%, 1/31/18(3)	LU	450	470,250

SCSM PIMCO HIGH YIELD FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code*	Principal Amount (000)	Value
BUILDING MATERIALS – 1.5%
Associated Materials LLC 9.13%, 11/1/17		$375	$364,687
Building Materials Corp. of America
6.75%, 5/1/21(3)		250	265,312
6.88%, 8/15/18(3)		100	105,125
7.50%, 3/15/20(3)		250	265,000
Calcipar SA 6.88%, 5/1/18(3)	LU	200	203,000
Cemex SAB de CV 9.00%, 1/11/18(3)	MX	500	471,250
Grohe Holding Gmbh 4.88%, 9/15/17(1)	DE	133	128,369
Masonite International Corp. 8.25%, 4/15/21(3)	CA	500	520,000
Roofing Supply Group LLC 8.63%, 12/1/17(3)		135	143,100
Xefin Lux SCA 8.00%, 6/1/18	LU	133	134,704

			2,600,547

CHEMICALS – 4.3%
Basell Finance Co. BV 8.10%, 3/15/27(3)	NL	300	348,000
Celanese US Holdings LLC
5.88%, 6/15/21		250	263,750
6.63%, 10/15/18		125	133,125
CF Industries, Inc.
6.88%, 5/1/18		250	288,437
7.13%, 5/1/20		125	148,906
Chemtura Corp. 7.88%, 9/1/18		250	268,750
Hexion US Finance Corp.
8.88%, 2/1/18		500	517,500
9.00%, 11/15/20		750	697,500
Huntsman International LLC
8.63%, 3/15/20		400	447,000
8.63%, 3/15/21		100	112,250
Ineos Finance PLC
9.00%, 5/15/15(3)	GB	500	530,625
9.25%, 5/15/15	GB	167	175,465
Ineos Group Holdings PLC 7.88%, 2/15/16	GB	1,000	885,243
Kinove German Bondco GmbH 9.63%, 6/15/18(3)	DE	350	364,000
Lyondell Chemical Co.
8.00%, 11/1/17		203	227,868
11.00%, 5/1/18		175	193,027
LyondellBasell Industries NV
5.00%, 4/15/19(3)(6)	NL	300	300,000
5.75%, 4/15/24(3)(6)	NL	200	199,500
Oxea Finance
9.50%, 7/15/17(3)	LU	237	253,590
9.63%, 7/15/17	LU	317	338,926
Rain CII Carbon LLC 8.00%, 12/1/18(3)		150	157,125
Styrolution GmbH 7.63%, 5/15/16	DE	333	291,747

	Country Code*	Principal Amount (000)	Value
Taminco Global Chemical Corp. 9.75%, 3/31/20(3)		$125	$130,000
Vertellus Specialties, Inc. 9.38%, 10/1/15(3)		200	152,000

			7,424,334

COAL – 1.4%
Arch Coal, Inc.
7.00%, 6/15/19(3)		250	230,625
7.25%, 10/1/20		100	92,750
7.25%, 6/15/21(3)		250	230,625
CONSOL Energy, Inc.
6.38%, 3/1/21		150	143,250
8.00%, 4/1/17		750	781,875
8.25%, 4/1/20		250	261,250
Peabody Energy Corp.
6.00%, 11/15/18(3)		500	490,000
6.50%, 9/15/20		100	100,000

			2,330,375

COMMERCIAL SERVICES – 2.0%
Alliance Data Systems Corp. 6.38%, 4/1/20(3)		150	152,625
Catalent Pharma Solutions, Inc. 9.50%, 4/15/15(1)		500	513,750
Emergency Medical Services Corp. 8.13%, 6/1/19		250	256,875
Interactive Data Corp. 10.25%, 8/1/18		250	282,500
Live Nation Entertainment, Inc. 8.13%, 5/15/18(3)		250	266,250
Pharmaceutical Product Development, Inc. 9.50%, 12/1/19(3)		250	271,250
PHH Corp. 9.25%, 3/1/16		100	101,625
The Hertz Corp.
6.75%, 4/15/19		500	517,500
7.38%, 1/15/21		250	266,250
UR Financing Escrow Corp.
5.75%, 7/15/18(3)		250	255,937
7.38%, 5/15/20(3)		250	255,625
7.63%, 4/15/22(3)		250	256,875

			3,397,062

COMPUTER & PERIPHERALS – 1.2%
Aramark Corp.
4.05%, 2/1/15(1)		525	521,062
8.50%, 2/1/15		75	76,876
Brocade Communications Systems, Inc.
6.63%, 1/15/18		100	105,000
6.88%, 1/15/20		250	275,625
SunGard Data Systems, Inc.
7.38%, 11/15/18		325	345,313
7.63%, 11/15/20		250	266,875

SCSM PIMCO HIGH YIELD FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code*	Principal Amount (000)	Value
10.63%, 5/15/15		$500	$526,565

			2,117,316

CONSUMER PRODUCTS – 1.3%
Armored Autogroup, Inc. 9.25%, 11/1/18(3)		250	208,750
Central Garden and Pet Co. 8.25%, 3/1/18		375	386,719
Jarden Corp.
7.50%, 5/1/17		500	550,000
8.00%, 5/1/16		250	270,312
Prestige Brands, Inc. 8.13%, 2/1/20(3)		150	162,563
Spectrum Brands Holdings, Inc. 9.50%, 6/15/18		500	563,750
The Scotts Miracle-Gro Co. 7.25%, 1/15/18		50	53,875

			2,195,969

CONSUMER SERVICES – 0.2%
WMG Acquisition Corp. 9.50%, 6/15/16		250	272,500

CONTAINERS & GLASS – 1.9%
ARD Finance SA 11.13%, 6/1/18(3)(7)	LU	212	200,890
Ardagh Packaging Finance
7.38%, 10/15/17	IE	267	282,744
7.38%, 10/15/17(3)	IE	200	214,500
9.25%, 10/15/20	IE	133	135,372
Berry Plastics Corp.
5.32%, 2/15/15(1)		445	445,000
9.50%, 5/15/18		500	530,000
Crown Americas LLC 7.63%, 5/15/17		150	161,438
Crown European Holdings SA 7.13%, 8/15/18	FR	67	70,853
Graphic Packaging International, Inc. 7.88%, 10/1/18		500	553,750
OI European Group B.V. 6.88%, 3/31/17	NL	67	68,519
Owens-Brockway Glass Container, Inc. 7.38%, 5/15/16		25	28,125
Sealed Air Corp.
8.13%, 9/15/19(3)		250	275,937
8.38%, 9/15/21(3)		250	280,937

			3,248,065

ELECTRIC UTILITIES – 0.1%
CMS Energy Corp. 8.75%, 6/15/19		150	182,943

ENERGY – 0.2%
Covanta Holding Corp. 7.25%, 12/1/20		100	107,586

	Country Code*	Principal Amount (000)	Value
Headwaters, Inc. 7.63%, 4/1/19		$250	$243,125

			350,711

FINANCIALS – 2.7%
E*Trade Financial Corp. 6.75%, 6/1/16		100	102,250
FCE Bank PLC 7.13%, 1/15/13	GB	667	691,023
International Lease Finance Corp.
6.25%, 5/15/19		200	197,416
6.63%, 11/15/13		100	102,000
7.13%, 9/1/18(3)		500	545,000
8.25%, 12/15/20		400	440,084
8.63%, 9/15/15		750	825,000
8.75%, 3/15/17		475	528,437
Pinnacle Foods Finance LLC 8.25%, 9/1/17		500	542,500
SLM Corp., Series A
8.00%, 3/25/20		150	162,000
8.45%, 6/15/18		360	401,400
Springleaf Finance Corp. 6.90%, 12/15/17		250	195,000

			4,732,110

FOOD, BEVERAGES & RESTAURANTS – 2.4%
Bumble Bee Acquisition Corp. 9.00%, 12/15/17(3)		238	242,760
Bumble Bee Holding Co. SCA 9.63%, 3/15/18(3)(7)	LU	250	226,875
Constellation Brands, Inc. 7.25%, 5/15/17		150	169,875
Cott Beverages, Inc. 8.13%, 9/1/18		250	270,625
Del Monte Corp. 7.63%, 2/15/19		500	497,500
Michael Foods, Inc. 9.75%, 7/15/18		500	549,375
Pilgrim’s Pride Corp. 7.88%, 12/15/18		500	498,750
Post Holdings, Inc. 7.38%, 2/15/22(3)		100	104,750
Refresco Group BV 7.38%, 5/15/18	NL	133	122,034
Simmons Foods, Inc. 10.50%, 11/1/17(3)		125	120,469
Smithfield Foods, Inc. 7.75%, 7/1/17		500	565,000
TreeHouse Foods, Inc. 7.75%, 3/1/18		250	270,937
U.S. Foodservice 8.50%, 6/30/19(3)		500	506,250

			4,145,200

GAMING – 2.4%
Ameristar Casinos, Inc. 7.50%, 4/15/21		500	524,375
MGM Resorts International

SCSM PIMCO HIGH YIELD FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code*	Principal Amount (000)	Value
7.63%, 1/15/17		$1,250	$1,290,625
9.00%, 3/15/20		250	278,125
10.38%, 5/15/14		750	850,312
11.13%, 11/15/17		175	197,969
Seneca Gaming Corp. 8.25%, 12/1/18(3)		125	127,813
Wynn Las Vegas Capital Corp.
7.75%, 8/15/20		250	274,687
7.88%, 11/1/17		500	545,000

			4,088,906

GAS & PIPELINE UTILITIES – 0.5%
Enterprise Products Operating LP 8.38%, 8/1/66(1)		750	817,500

HEALTH CARE – 3.9%
American Renal Holdings 8.38%, 5/15/18		100	106,375
Capella Healthcare, Inc. 9.25%, 7/1/17		250	256,250
Community Health Systems, Inc. 8.88%, 7/15/15		246	254,917
DaVita, Inc.
6.38%, 11/1/18		175	183,313
6.63%, 11/1/20		250	261,250
DJO Finance LLC
7.75%, 4/15/18		500	410,000
9.75%, 10/15/17		500	372,500
Fresenius Medical Care AG & Co.
5.63%, 7/31/19(3)		250	257,500
5.88%, 1/31/22(3)		250	256,875
HCA Holdings, Inc. 7.75%, 5/15/21		250	258,437
HCA, Inc.
6.50%, 2/15/20		900	945,000
7.25%, 9/15/20		400	435,500
7.50%, 2/15/22		875	931,875
8.50%, 4/15/19		150	166,688
9.88%, 2/15/17		81	88,290
IASIS Healthcare LLC 8.38%, 5/15/19		400	389,000
Tenet Healthcare Corp. 8.00%, 8/1/20		500	515,000
Vanguard Health Holding Co. II LLC 8.00%, 2/1/18		700	714,000

			6,802,770

HEALTH CARE - FACILITIES – 1.4%
Alere, Inc. 8.63%, 10/1/18		275	284,625
Biomet, Inc.
10.00%, 10/15/17		350	376,687
10.38%, 10/15/17(7)		1,250	1,346,875
11.63%, 10/15/17		320	346,000

			2,354,187

	Country Code*	Principal Amount (000)	Value
HOLDING COMPANIES – 1.9%
Reynolds Group Issuer, Inc.
6.88%, 2/15/21(3)		$100	$103,500
7.13%, 4/15/19(3)		350	364,875
7.88%, 8/15/19(3)		250	268,750
8.25%, 2/15/21(3)		500	470,000
8.75%, 10/15/16(3)		500	528,750
9.00%, 4/15/19(3)		500	492,500
9.25%, 5/15/18(3)		250	249,375
9.88%, 8/15/19(3)		750	766,875

			3,244,625

HOTELS, RESTAURANTS & LEISURE – 0.4%
CityCenter Holdings LLC
7.63%, 1/15/16		100	105,500
10.75%, 1/15/17(7)		279	302,734
Marina District Finance Co., Inc.
9.50%, 10/15/15		50	45,625
9.88%, 8/15/18		200	179,500
Scientific Games Corp. 8.13%, 9/15/18		100	108,875

			742,234

INSURANCE – 0.2%
American International Group, Inc. 8.18%, 5/15/58(1)		250	264,625
Towergate Finance PLC 8.50%, 2/15/18	GB	160	149,553

			414,178

LEISURE & ENTERTAINMENT – 0.5%
Caesars Entertainment Operating Co., Inc.
10.00%, 12/15/18		375	289,687
11.25%, 6/1/17		500	545,000
Production Resource Group, Inc. 8.88%, 5/1/19(3)		125	105,938

			940,625

MACHINERY – 0.6%
Case New Holland, Inc. 7.88%, 12/1/17		350	406,875
The Manitowoc Co., Inc. 8.50%, 11/1/20		500	550,000

			956,875

MANUFACTURING DIVERSIFIED – 1.6%
Actuant Corp. 6.88%, 6/15/17		15	15,562
Amsted Industries, Inc. 8.13%, 3/15/18(3)		250	267,500
Bombardier, Inc. 7.50%, 3/15/18(3)	CA	275	302,500
Griffon Corp. 7.13%, 4/1/18		200	206,750
Polymer Group, Inc. 7.75%, 2/1/19		250	263,125

SCSM PIMCO HIGH YIELD FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code*	Principal Amount (000)	Value
Polypore International, Inc. 7.50%, 11/15/17		$150	$158,250
RBS Global, Inc.
8.50%, 5/1/18		1,000	1,072,500
11.75%, 8/1/16		250	265,000
SPX Corp. 6.88%, 9/1/17		200	219,000

			2,770,187

METAL FABRICATE/HARDWARE – 0.3%
Schaeffler Finance BV
7.75%, 2/15/17(3)	NL	200	211,500
8.75%, 2/15/19(3)	NL	333	352,597

			564,097

METALS & MINING – 2.3%
Aleris International, Inc. 7.63%, 2/15/18		750	784,687
FMG Resources (August 2006) Property Ltd.
6.00%, 4/1/17(3)	AU	175	173,250
6.88%, 4/1/22(3)	AU	500	487,500
7.00%, 11/1/15(3)	AU	125	127,500
8.25%, 11/1/19(3)	AU	500	525,000
Novelis, Inc.
8.38%, 12/15/17	CA	500	542,500
8.75%, 12/15/20	CA	1,000	1,095,000
Steel Dynamics, Inc.
7.63%, 3/15/20		25	27,063
7.75%, 4/15/16		50	51,875
Teck Resources, Ltd. 10.25%, 5/15/16	CA	129	147,718

			3,962,093

MULTIMEDIA – 6.1%
AMC Networks, Inc. 7.75%, 7/15/21(3)		200	223,000
Cablevision Systems Corp. 7.75%, 4/15/18		250	261,250
CCO Holdings LLC
6.50%, 4/30/21		500	517,500
7.38%, 6/1/20		250	271,250
7.88%, 4/30/18		250	270,000
8.13%, 4/30/20		200	222,000
Cequel Communications Holdings I LLC 8.63%, 11/15/17(3)		500	536,875
Clear Channel Worldwide Holdings, Inc. 7.63%, 3/15/20(3)		500	490,000
Clear Channel Worldwide Holdings, Inc. Series B 9.25%, 12/15/17		750	822,187
CSC Holdings LLC
7.63%, 7/15/18		210	234,150
7.88%, 2/15/18		865	966,637
DISH DBS Corp.
6.75%, 6/1/21		250	269,375
7.13%, 2/1/16		935	1,034,344

	Country Code*	Principal Amount (000)	Value
7.75%, 5/31/15		$75	$85,219
7.88%, 9/1/19		100	115,000
Insight Communications Co., Inc. 9.38%, 7/15/18(3)		195	222,788
Kabel BW GmbH
7.50%, 3/15/19(3)	DE	150	162,000
7.50%, 3/15/19	DE	333	355,098
LIN Television Corp. 8.38%, 4/15/18		250	261,563
Nara Cable Funding Ltd. 8.88%, 12/1/18	IE	133	123,367
Nielsen Finance LLC
7.75%, 10/15/18		400	441,000
11.50%, 5/1/16		162	186,705
The McClatchy Co. 11.50%, 2/15/17		250	265,625
Univision Communications, Inc.
6.88%, 5/15/19(3)		500	506,875
7.88%, 11/1/20(3)		325	341,250
8.50%, 5/15/21(3)		250	247,500
UPC Germany Holdco 1 GmbH 9.50%, 3/15/21	DE	333	360,932
Videotron Ltee 9.13%, 4/15/18	CA	600	663,000

			10,456,490

OIL & GAS – 4.2%
Coffeyville Resources LLC 9.00%, 4/1/15(3)		45	48,150
Concho Resources, Inc.
6.50%, 1/15/22		400	422,000
7.00%, 1/15/21		200	214,500
Continental Resources, Inc.
7.13%, 4/1/21		75	83,250
7.38%, 10/1/20		50	55,500
8.25%, 10/1/19		50	55,875
Denbury Resources, Inc.
8.25%, 2/15/20		149	166,508
9.75%, 3/1/16		250	274,375
Forest Oil Corp.
7.25%, 6/15/19		250	244,375
8.50%, 2/15/14		250	267,500
Linn Energy LLC 8.63%, 4/15/20		425	457,937
Newfield Exploration Co.
6.88%, 2/1/20		250	261,875
7.13%, 5/15/18		330	347,325
NFR Energy LLC 9.75%, 2/15/17(3)		250	213,750
Oasis Petroleum, Inc. 6.50%, 11/1/21		250	251,250
OGX Austria GmbH 8.50%, 6/1/18(3)	AT	500	519,500
Petrobakken Energy Ltd. 8.63%, 2/1/20(3)	CA	250	260,625

SCSM PIMCO HIGH YIELD FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code*	Principal Amount (000)	Value
Petrohawk Energy Corp.
6.25%, 6/1/19		$250	$283,125
7.25%, 8/15/18		550	629,062
10.50%, 8/1/14		250	278,438
Plains Exploration & Production Co.
6.63%, 5/1/21		500	530,000
7.63%, 4/1/20		325	354,250
SandRidge Energy, Inc. 7.50%, 3/15/21		1,000	985,000

			7,204,170

OIL & GAS EQUIPMENT & SERVICES – 0.6%
Cie Generale De Geophysique-Veritas
6.50%, 6/1/21	FR	250	255,000
7.75%, 5/15/17	FR	175	182,000
Dresser-Rand Group, Inc. 6.50%, 5/1/21		200	209,000
Expro Finance Luxembourg SCA 8.50%, 12/15/16(3)	LU	250	240,625
Thermon Industries, Inc. 9.50%, 5/1/17		171	188,100

			1,074,725

PAPER PRODUCTS – 0.7%
Georgia-Pacific LLC
7.70%, 6/15/15		815	952,456
8.25%, 5/1/16(3)		50	55,147
Sappi Papier Holding GmbH 6.63%, 4/15/21(3)	AT	200	187,000

			1,194,603

PHARMACEUTICALS – 2.6%
ConvaTec Healthcare 10.50%, 12/15/18(3)	LU	250	256,875
Endo Pharmaceuticals Holdings, Inc. 7.00%, 7/15/19		150	160,125
Grifols, Inc. 8.25%, 2/1/18		250	270,625
Mylan, Inc.
7.63%, 7/15/17(3)		200	220,000
7.88%, 7/15/20(3)		500	557,500
NBTY, Inc. 9.00%, 10/1/18		500	550,625
Novasep Holding SAS 9.75%, 12/15/16(3)(5)	FR	200	97,000
Valeant Pharmaceuticals International
6.50%, 7/15/16(3)		500	508,750
6.75%, 10/1/17(3)		100	101,250
7.00%, 10/1/20(3)		500	497,500
7.25%, 7/15/22(3)		250	247,500
Warner Chilcott Co., LLC 7.75%, 9/15/18	PR	1,000	1,042,500

			4,510,250

PIPELINES – 1.4%
El Paso Corp.
7.80%, 8/1/31		200	227,322
8.05%, 10/15/30		1,010	1,166,072

	Country Code*	Principal Amount (000)	Value
Energy Transfer Equity 7.50%, 10/15/20		$350	$388,500
MarkWest Energy Partners LP 6.75%, 11/1/20		100	108,000
Regency Energy Partners LP 6.88%, 12/1/18		275	290,813
Targa Resources Partners LP 6.38%, 8/1/22(3)		250	253,750

			2,434,457

REAL ESTATE INVESTMENT TRUSTS – 0.3%
Host Hotels & Resorts, Inc. 6.00%, 11/1/20		500	530,000

REFINING – 1.4%
Chesapeake Energy Corp.
7.25%, 12/15/18		150	160,125
7.63%, 7/15/13		25	26,375
9.50%, 2/15/15		1,500	1,717,500
Range Resources Corp.
5.75%, 6/1/21		250	262,500
6.75%, 8/1/20		150	162,750
7.25%, 5/1/18		25	26,375
7.50%, 10/1/17		125	131,562

			2,487,187

RETAIL – 1.9%
Inergy LP
6.88%, 8/1/21		73	70,263
7.00%, 10/1/18		150	146,250
Limited Brands, Inc.
6.63%, 4/1/21		175	189,656
7.00%, 5/1/20		75	83,625
Logan’s Roadhouse, Inc. 10.75%, 10/15/17		250	243,750
Michaels Stores, Inc. 7.75%, 11/1/18		500	532,500
New Albertsons, Inc.
7.45%, 8/1/29		375	286,875
8.70%, 5/1/30		250	205,000
PETCO Animal Supplies, Inc. 9.25%, 12/1/18(3)		250	274,375
Phillips-Van Heusen Corp. 7.38%, 5/15/20		500	551,250
QVC, Inc.
7.13%, 4/15/17(3)		150	159,750
7.38%, 10/15/20(3)		50	55,000
7.50%, 10/1/19(3)		250	274,375
Sally Beauty Holdings, Inc. 6.88%, 11/15/19(3)		125	133,125
Suburban Propane Partners LP 7.38%, 3/15/20		50	53,125

			3,258,919

SCSM PIMCO HIGH YIELD FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code*	Principal Amount (000)	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 0.2%
Sensata Technologies BV 6.50%, 5/15/19(3)	NL	$250	$261,563

SHIPBUILDING – 0.1%
Huntington Ingalls Industries, Inc. 6.88%, 3/15/18		175	185,500

SOFTWARE – 0.9%
Audatex North America, Inc. 6.75%, 6/15/18(3)		250	262,500
Fidelity National Information Services, Inc. 7.63%, 7/15/17		250	273,750
First Data Corp.
8.25%, 1/15/21(3)		500	488,750
9.88%, 9/24/15		13	13,065
12.63%, 1/15/21		100	100,250
ManTech International Corp. 7.25%, 4/15/18		175	186,375
Sophia LP / Sophia Finance, Inc. 9.75%, 1/15/19(3)		250	266,875

			1,591,565

SPECIAL PURPOSE ENTITIES – 0.7%
NSG Holdings LLC 7.75%, 12/15/25(3)		365	366,825
QBE Capital Funding III Ltd. 7.25%, 5/24/41(1)(3)	JE	200	188,500
Ziggo Bond Co. BV 8.00%, 5/15/18	NL	333	359,266
Ziggo Finance BV 6.13%, 11/15/17	NL	233	246,234

			1,160,825

TELECOMMUNICATIONS – 9.1%
Avaya, Inc. 7.00%, 4/1/19(3)		500	501,250
Commscope, Inc. 8.25%, 1/15/19(3)		750	798,750
Crown Castle International Corp. 7.13%, 11/1/19		375	409,687
Digicel Ltd. 8.25%, 9/1/17(3)	BM	1,000	1,057,500
Frontier Communications Corp.
6.63%, 3/15/15		25	26,063
7.13%, 3/15/19		550	551,375
7.88%, 4/15/15		125	134,375
8.25%, 4/15/17		200	215,000
8.50%, 4/15/20		250	263,125
Hughes Satellite Systems Corp.
6.50%, 6/15/19		125	130,625
7.63%, 6/15/21		200	214,500
Intelsat Jackson Holdings SA 7.25%, 4/1/19	LU	350	367,937

	Country Code*	Principal Amount (000)	Value
7.25%, 10/15/20	LU	$500	$525,625
7.50%, 4/1/21	LU	500	525,625
8.50%, 11/1/19	LU	825	905,437
Intelsat Luxembourg SA
11.25%, 2/4/17	LU	250	260,000
11.50%, 2/4/17(3)(7)	LU	500	515,000
11.50%, 2/4/17(7)	LU	237	246,086
MetroPCS Wireless, Inc. 6.63%, 11/15/20		250	248,438
Qwest Communications International, Inc. 7.13%, 4/1/18		250	266,875
Sprint Capital Corp.
6.90%, 5/1/19		1,750	1,513,750
8.75%, 3/15/32		500	428,750
Sprint Nextel Corp.
6.00%, 12/1/16		145	129,413
8.38%, 8/15/17		500	482,500
Syniverse Holdings, Inc. 9.13%, 1/15/19		250	275,625
Telesat Canada LLC 11.00%, 11/1/15	CA	575	613,812
TW Telecom Holdings, Inc. 8.00%, 3/1/18		100	109,250
UPC Holding BV
8.00%, 11/1/16	NL	333	345,095
8.38%, 8/15/20	NL	667	689,356
9.75%, 4/15/18	NL	133	141,372
UPCB Finance Ltd. 7.63%, 1/15/20	KY	333	351,763
UPCB Finance VI Ltd. 6.88%, 1/15/22(3)	KY	350	361,375
Vimpel-Communications 7.75%, 2/2/21(3)	IE	300	296,250
VimpelCom Holdings BV 7.50%, 3/1/22(3)	NL	250	242,500
Virgin Media Finance PLC 9.50%, 8/15/16	GB	73	82,308
Wind Acquisition Finance SA
7.25%, 2/15/18(3)	LU	300	282,750
11.75%, 7/15/17(3)	LU	500	492,500
Windstream Corp.
7.75%, 10/1/21		500	535,000
7.88%, 11/1/17		200	220,500

			15,757,142

TEXTILES & APPAREL – 0.1%
Levi Strauss & Co. 7.63%, 5/15/20		225	237,938

TRANSPORTATION – 0.5%
AMGH Merger Sub, Inc. 9.25%, 11/1/18(3)		500	520,000
CMA CGM SA 8.50%, 4/15/17(3)	FR	400	251,500

			771,500

SCSM PIMCO HIGH YIELD FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code*	Principal Amount (000)	Value
UTILITIES – 5.4%
AES Red Oak LLC, Series A 8.54%, 11/30/19		$318	$337,473
Calpine Corp.
7.50%, 2/15/21(3)		750	800,625
7.88%, 7/31/20(3)		500	543,750
7.88%, 1/15/23(3)		250	270,000
Energy Future Holdings Corp.
9.75%, 10/15/19		39	40,073
10.00%, 1/15/20		750	813,750
Energy Future Intermediate Holding Co. LLC 9.75%, 10/15/19		47	48,292
GenOn Energy, Inc. 7.63%, 6/15/14		500	503,750
Intergen NV 9.00%, 6/30/17(3)	NL	1,000	1,052,500
Midwest Generation LLC, Series B 8.56%, 1/2/16		347	330,752
NRG Energy, Inc.
7.38%, 1/15/17		500	520,000
7.63%, 1/15/18		250	250,625
7.88%, 5/15/21		150	144,000
8.50%, 6/15/19		1,050	1,057,875
Quicksilver Resources, Inc.
9.13%, 8/15/19		300	292,500
11.75%, 1/1/16		300	317,250
Tenaska Alabama Partners LP 7.00%, 6/30/21(3)		293	306,668
The AES Corp.
7.38%, 7/1/21(3)		300	331,500
7.75%, 10/15/15		175	195,125
8.00%, 10/15/17		245	275,931
8.00%, 6/1/20		500	573,750
9.75%, 4/15/16		250	292,500

			9,298,689

WHOLESALE – 0.4%
American Tire Distributors Holdings, Inc. 9.75%, 6/1/17		200	215,500
VWR Funding, Inc. 10.25%, 7/15/15(1)		500	517,500

			733,000

Total Corporate Debt Obligations (Cost $137,794,827)			145,613,945

FOREIGN GOVERNMENT OBLIGATIONS – 1.1%
Brazil Notas do Tesouro Nacional, Series F 10.00%, 1/1/17 (Cost $1,580,597)	BR	1,863	1,814,371

	Country Code*	Principal Amount (000)	Value
BANK LOAN OBLIGATIONS – 2.1%
SENIOR LOANS – 2.1%
First Data Corp. 2.99%, 9/24/14(1)		$443	$426,217
Newsday LLC 10.50%, 8/1/13		200	205,500
Quintiles Transnational Corp. 5.00%, 6/8/18(1)		496	496,250
Sandridge Energy, Inc. 1.00%, 2/23/13(1)(6)		750	750,000
Springleaf Finance Funding 5.50%, 5/10/17(1)		500	459,165
Texas Competitive Electric Holdings Co. LLC 4.74%, 10/10/17(1)		1,384	767,600
Vodafone Americas Finance 6.88%, 8/11/15(7)		554	556,533

Total Bank Loan Obligations (Cost $3,719,602)			3,661,265

		Shares
COMMON STOCKS – 0.0%+
MULTIMEDIA – 0.0%+
Dex One Corp.** (Cost $305,690)		9,862	14,004

		Principal Amount (000)
SHORT TERM INVESTMENTS – 9.9%
U.S. TREASURY OBLIGATIONS(8) – 9.6%
U.S. Treasury Bills
0.01%, 4/19/12		$100	99,997
0.01%, 6/14/12		300	299,963
0.01%, 8/9/12		1,500	1,499,436
0.01%, 8/16/12		400	399,834
0.01%, 9/6/12		200	199,891
0.01%, 9/27/12		280	279,813
0.04%, 5/17/12		100	99,990
0.04%, 6/21/12		300	299,959
0.05%, 6/14/12		900	899,890
0.05%, 7/12/12		300	299,937
0.06%, 4/26/12		400	399,982
0.06%, 5/24/12		700	699,936
0.07%, 4/19/12		1,000	999,957
0.07%, 5/31/12		500	499,955
0.08%, 9/20/12		200	199,872
0.09%, 8/23/12		400	399,810
0.11%, 10/18/12		200	199,856

SCSM PIMCO HIGH YIELD FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code*	Principal Amount (000)	Value
0.12%, 9/13/12		$1,100	$1,099,362
0.14%, 2/7/13		300	299,567
0.14%, 5/3/12		200	199,993
0.15%, 8/30/12(9)		3,699	3,697,150
0.18%, 6/28/12		3,400	3,399,425

Total U.S. Treasury Obligations (Cost $16,473,330)			16,473,575

		Shares
MUTUAL FUNDS – 0.3%
State Street Institutional U.S. Government Money Market Fund, 0.01% (Cost $586,525)		586,525	586,525

Total Short Term Investments (Cost $17,059,855)			17,060,100

TOTAL INVESTMENTS – 98.9% (Cost $162,496,242)			170,642,236
Other assets less liabilities – 1.1%			1,926,668

NET ASSETS – 100.0%			$172,568,904

AT	Austria
AU	Australia
BM	Bermuda
BR	Brazil
CA	Canada
DE	Germany
FR	France
GB	Great Britain
IE	Ireland
JE	Jersey
KY	Cayman Islands
LU	Luxembourg
MX	Mexico
NL	Netherlands
PR	Puerto Rico

*	Unless otherwise noted the issuer country code for all securities is United States.
**	Non-income producing security.
+	Amount is less than 0.05%.

(1)	Variable rate security. The interest rate shown reflects the rate in effect at the period end.
(2)	Security is a “Step-up” bond where the coupon increases on a predetermined future date.
(3)	Eligible for resale under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $40,697,306, representing 23.6% of net assets.
(4)	Zero-coupon bond.
(5)	Security is in default and is non-income producing.
(6)	Security (or a portion thereof) has been purchased on a delayed delivery or when-issued basis.
(7)	Payment in-kind bond security which may pay interest in the form of additional bonds.
(8)	Interest rates represent annualized yield at date of purchase.
(9)	At the period end, securities (or portions thereof) with an aggregate market value of $236,882 and cash of $5,000 have been pledged to cover margin requirements for open centrally cleared swap contracts.

SCSM PIMCO HIGH YIELD FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)	Sun Capital Advisers Trust

(10)	At the period end, open forward currency exchange contracts were as follows:

Counterparty	Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation / (Depreciation) ($)
Barclays Bank PLC	EUR	154,000	USD	203,456	4/16/12	(1,945)
Barclays Bank PLC	USD	27,055	CNY	170,584	2/1/13	(10)
Barclays Bank PLC	USD	490,633	EUR	372,000	4/16/12	5,530
Citibank NA	EUR	162,000	USD	214,407	4/3/12	(1,652)
Citibank NA	EUR	5,446,000	USD	7,044,755	4/16/12	(218,974)
Citibank NA	USD	35,124	CNY	223,597	6/1/12	354
Citibank NA	USD	214,442	EUR	162,000	5/2/12	1,645
Deutsche Bank AG (London)	EUR	91,000	USD	121,185	4/5/12	(183)
Deutsche Bank AG (London)	EUR	156,000	USD	201,977	4/16/12	(6,091)
Deutsche Bank AG (London)	USD	291,227	BRL	526,654	4/3/12	(2,720)
JPMorgan Securities	BRL	2,740,969	USD	1,576,357	4/3/12	74,826
JPMorgan Securities	USD	133,414	EUR	104,000	4/16/12	5,299
Morgan Stanley & Co., Inc.	BRL	2,214,315	USD	1,267,278	6/4/12	69,412
Morgan Stanley & Co., Inc.	USD	1,283,661	BRL	2,214,315	4/3/12	(70,637)
UBS AG	EUR	206,000	USD	270,799	4/16/12	(3,959)
UBS AG	EUR	250,000	USD	331,514	4/16/12	(1,929)
UBS AG	GBP	544,000	USD	857,354	6/12/12	(12,358)
UBS AG	USD	215,407	EUR	162,000	4/3/12	652

Net unrealized depreciation						(162,740)

BRL	- Brazilian Real
CNY	- Yuan Renminbi
EUR	- Euro
GBP	- Great British Pound
USD	- United States Dollar

(11)	At the period end, open swap contracts were as follows:

OTC Credit Default Swap Contracts on Corporate Issues - Sell Protection (a)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Expiration Date	Implied Credit Spread (b)	Notional Amount (c) (000) ($)	Market Value ($)	Upfront Premiums Paid / (Received) ($)	Unrealized Appreciation ($)
Deutsche Bank AG	SLM Corp.	5.00%	6/20/12	1.21%	100	860	(13,000)	13,860
Goldman Sachs International	El Paso Corp.	5.00%	9/20/14	1.15%	500	47,081	(47,500)	94,581

Total					600	47,941	(60,500)	108,441

Centrally Cleared Credit Default Swap Contracts on Credit Indices - Sell Protection (a)

Reference Entity	Fixed Deal ReceiveRate	Expiration Date	Notional Amount (c) (000) ($)	Market Value (d) ($)	Unrealized Appreciation
CDX.HY-16 5 Year Index	5.00%	6/20/16	4,608	(10,079)	266,371

OTC Credit Default Swap Contracts on Credit Indices - Sell Protection (a)

SCSM PIMCO HIGH YIELD FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)	Sun Capital Advisers Trust

Counterparty	Reference Entity	Fixed Deal Receive Rate	Expiration Date	Notional Amount (c) (000) ($)	Market Value(d) ($)	Upfront Premiums Paid / (Received) ($)	Unrealized Depreciation ($)
Morgan Stanley Capital Services, Inc.	CDX.HY-16 5 Year Index	5.00%	6/20/16	243	(175)	1,213	(1,388)

CDX.HY	- Credit Derivatives Index - High Yield

(a)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of that particular agreement.
(c)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(d)	The quoted market prices and resulting values for credit default swap contracts on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

SCSM PIMCO HIGH YIELD FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)	Sun Capital Advisers Trust

(12)	Fair Value Measurements †

The following table summarizes the inputs used to value the Fund’s assets and liabilities, as applicable, measured at fair value at the period end:

Assets	Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Backed Securities	$—	$244,045	$—	$244,045
Collateralized Mortgage Obligations	—	2,234,506	—	2,234,506
Corporate Debt Obligations (a)	—	145,613,945	—	145,613,945
Foreign Government Obligations	—	1,814,371	—	1,814,371
Bank Loan Obligations (a)	—	3,661,265	—	3,661,265
Common Stocks (a)	14,004	—	—	14,004
Short Term Investments
U.S. Treasury Obligations	13,973,720	2,499,855	—	16,473,575
Mutual Funds	586,525	—	—	586,525

Total Short Term Investments	14,560,245	2,499,855	—	17,060,100

Total Investments	14,574,249	156,067,987	—	170,642,236

Financial Derivative Instruments
Forward Foreign Currency Exchange Contracts	—	157,718	—	157,718
Swap Contracts (a)	—	47,941	—	47,941

Total Financial Derivative Instruments	$—	$205,659	$—	$205,659

Liabilities	Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Financial Derivative Instruments
Forward Foreign Currency Exchange Contracts	$—	$(320,458)	$—	$(320,458)
Swap Contracts (a)	—	(10,254)	—	(10,254)

Total Financial Derivative Instruments	$—	$(330,712)	$—	$(330,712)

†	See Note 2b in the Notes to Portfolios of Investments for additional information.
(a)	See Portfolio of Investments for additional detailed categorizations.

SCSM PIMCO TOTAL RETURN FUND

PORTFOLIO OF INVESTMENTS

March 31, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code*	Principal Amount (000)	Value
ASSET BACKED SECURITIES – 2.1%
Bear Stearns Asset Backed Securities Trust, Series 2006-SD3 5.50%, 8/25/36		$1,457	$1,032,072
Citibank Omni Master Trust, Series 2009-A14A, Class A14 2.99%, 8/15/18(1)(2)		2,700	2,843,804
Citibank Omni Master Trust, Series 2009-A8, Class A8 2.34%, 5/16/16(1)(2)		1,800	1,804,485
Countrywide Asset-Backed Certificates, Series 2006-2, Class 2A2 0.43%, 6/25/36(1)		166	141,823
Duane Street CLO, Series 2005-1A, Class A 0.77%, 11/8/17(1)(2)	KY	8,151	7,981,936
Galaxy CLO Ltd., Series 2005-4A, Class A1VB 0.85%, 4/17/17(1)(2)	KY	849	832,125
Halcyon Structured Asset Management Long/Short CLO Ltd., Series 2007-1A, Class A1 0.75%, 8/7/21(1)(2)	KY	2,000	1,948,024
Hillmark Funding, Series 2006-1A, Class A1 0.74%, 5/21/21(1)(2)	KY	2,400	2,268,300
Marathon Financing BV, Series 2006-1A, Class A1 0.95%, 10/5/26(1)(2)	NL	496	488,664
Pacifica CDO Ltd., Series 2005-5A, Class A1 0.82%, 1/26/20(1)(2)	KY	4,017	3,843,090
Structured Asset Securities Corp., Series 2007-WF1, Class A2 0.33%, 2/25/37(1)		172	171,313

Total Asset Backed Securities (Cost $22,544,134)			23,355,636

COLLATERALIZED MORTGAGE OBLIGATIONS – 2.1%
Arran Residential Mortgages Funding PLC, Series 2010-1A, Class A2B 2.45%, 5/16/47(1)(2)	GB	1,334	1,337,017
BCAP LLC, Series 2011-RR5, Class 12A1 5.56%, 3/26/37(1)(2)		100	75,300
BCAP LLC, Series 2011-RR5, Class 9A1 5.25%, 5/26/37(2)		3,402	2,789,428
Bear Stearns Alt-A Trust, Series 2005-4 2.81%, 5/25/35(1)		152	119,760

	Country Code*	Principal Amount (000)	Value
Bear Stearns Alt-A Trust, Series 2006-1 2.76%, 2/25/36(1)		$156	$70,296
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A 5.33%, 8/25/35(1)		2,143	2,028,365
Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-29, Class A1 5.75%, 12/25/35		1,760	1,538,561
Federal National Mortgage Association, Series 2005-75, Class FL 0.69%, 9/25/35(1)		668	666,558
Federal National Mortgage Association, Series 2007-30, Class AF 0.55%, 4/25/37(1)		331	329,361
First Horizon Asset Securities, Inc., Series 2005-AR4, Class 2A1 2.62%, 10/25/35(1)		629	473,277
First Horizon Asset Securities, Inc., Series 2005-AR6, Class 4A1 5.49%, 2/25/36(1)		510	470,802
Granite Master Issuer PLC, Series 2006-3, Class A5 0.57%, 12/20/54(1)	GB	2,715	2,606,785
Granite Master Issuer PLC, Series 2006-4, Class A7 0.68%, 12/20/54(1)	GB	1,984	1,904,958
Granite Mortgages PLC, Series 2003-3, Class 2A 1.58%, 1/20/44(1)	GB	113	110,119
Granite Mortgages PLC, Series 2003-3, Class 3A 1.47%, 1/20/44(1)	GB	118	113,788
Granite Mortgages PLC, Series 2004-3, Class 3A2 1.42%, 9/20/44(1)	GB	692	667,407
GSR Mortgage Loan Trust, Series 2005-AR6, Class 1A1 2.67%, 9/25/35(1)		3,262	3,126,987
Harborview Mortgage Loan Trust, Series 2005-4 2.96%, 7/19/35(1)		321	262,704
JP Morgan Mortgage Trust, Series 2005-S3, Class 1A2 5.75%, 1/25/36		70	65,840
JP Morgan Mortgage Trust, Series 2007-A1 2.85%, 7/25/35(1)		478	367,095

SCSM PIMCO TOTAL RETURN FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code*	Principal Amount (000)	Value
Master Adjustable Rate Mortgage Trust, Series 2005-6, Class 5A2 2.38%, 7/25/35(1)		$1,142	$881,719
MLCC Mortgage Investors, Inc., Series 2005-1, Class 2A5 2.30%, 4/25/35(1)		1,200	1,064,813
Nomura Asset Acceptance Corp., Series 2005-AP2, Class A5 4.98%, 5/25/35(3)		318	276,760
Wachovia Mortgage Loan Trust LLC, Series 2005-B, Class 2A4 2.68%, 10/20/35(1)		2,800	2,212,274

Total Collateralized Mortgage Obligations (Cost $23,592,801)			23,559,974

COMMERCIAL MORTGAGE BACKED SECURITIES – 1.5%
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD5, Class A4 5.89%, 11/15/44(1)		5,000	5,738,630
European Loan Conduit, Series 25X, Class A 1.21%, 5/15/19(1)	IE	70	60,861
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2003-CB7, Class A4 4.88%, 1/12/38(1)		2,637	2,764,096
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2010-C2, Class A3 4.07%, 11/15/43(2)		1,000	1,060,626
Morgan Stanley Capital I, Series 2004-IQ8, Class A5 5.11%, 6/15/40(1)		600	641,516
Opera Finance PLC, Series CSC3, Class A 1.32%, 4/25/17(1)	GB	2,397	2,204,858
Titan Europe PLC, Series 2007-3X, Class A1 1.37%, 10/23/16(1)	IE	4,443	3,865,107

Total Commercial Mortgage Backed Securities (Cost $14,440,004)			16,335,694

CORPORATE DEBT OBLIGATIONS – 30.1%
AGRICULTURAL – 0.1%
Altria Group, Inc. 4.13%, 9/11/15		500	545,443

	Country Code*	Principal Amount (000)	Value
BAT International Finance PLC 9.50%, 11/15/18(2)	GB	$160	$218,251

			763,694

AUTOMOTIVE – 0.5%
Ford Motor Credit Co. LLC
5.63%, 9/15/15		1,300	1,382,485
5.88%, 8/2/21		300	323,577
7.00%, 4/15/15		1,900	2,075,482
8.70%, 10/1/14		400	452,408
12.00%, 5/15/15		1,400	1,729,000

			5,962,952

BANKS – 14.2%
Ally Financial, Inc.
0.00%, 6/15/15(4)		3,500	2,848,300
7.50%, 9/15/20		300	324,000
8.30%, 2/12/15		2,400	2,613,000
American Express Bank, FSB 5.50%, 4/16/13		400	418,728
Australia & New Zealand Banking Group Ltd.
1.37%, 5/8/13(1)	AU	1,200	1,200,452
2.13%, 1/10/14(2)	AU	1,500	1,518,162
Banco Santander Brazil SA 2.57%, 3/18/14(1)(2)	BR	1,000	981,782
Banco Santander Chile 1.81%, 4/20/12(1)(2)	CL	900	900,033
Bank of America Corp.
5.65%, 5/1/18		1,900	2,028,254
5.75%, 12/1/17		300	321,748
6.00%, 9/1/17		1,100	1,198,076
Bank of China Hong Kong Ltd. 5.55%, 2/11/20(2)	HK	100	105,022
Bank of India 6.25%, 2/16/21	IN	1,900	1,898,300
Bank of Montreal 2.85%, 6/9/15(2)	CA	300	316,173
Bank of Nova Scotia 1.65%, 10/29/15(2)	CA	500	507,992
Barclays Bank PLC
0.67%, 9/11/17(1)	GB	13,400	13,031,848
2.38%, 1/13/14	GB	1,900	1,913,729
6.05%, 12/4/17(2)	GB	500	514,119
Barnett Capital Trust III 1.17%, 2/1/27(1)		200	140,748
BBVA Bancomer SA Texas
4.50%, 3/10/16(2)	MX	300	309,000
6.50%, 3/10/21(2)	MX	600	625,500
7.25%, 4/22/20(2)	MX	1,100	1,163,250
Bear Stearns Cos. LLC
5.30%, 10/30/15		100	110,389
7.25%, 2/1/18		4,100	4,943,878
BNP Paribas
1.48%, 1/10/14(1)	FR	2,100	2,056,551
7.20%, 6/25/37(1)(2)	FR	100	88,750
7.78%, 7/2/18(1)	FR	133	128,035

SCSM PIMCO TOTAL RETURN FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code*	Principal Amount (000)	Value
BPCE SA 2.38%, 10/4/13(2)	FR	$200	$196,684
CBA Capital Trust I 5.81%, 6/30/15(2)		5,000	5,026,250
Citigroup Capital XXI 8.30%, 12/21/57(1)		1,600	1,615,200
Citigroup, Inc.
3.63%, 11/30/17(1)		1,067	927,722
4.88%, 5/7/15		1,000	1,036,780
5.50%, 4/11/13		700	726,424
5.50%, 10/15/14		400	429,164
5.63%, 8/27/12		5,300	5,389,273
6.13%, 11/21/17		200	223,232
8.50%, 5/22/19		200	246,576
Commonwealth Bank of Australia 1.00%, 7/12/13(1)(2)	AU	1,600	1,607,517
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA 6.88%, 3/19/20	NL	4,801	4,621,269
Credit Agricole SA
8.13%, 10/26/19(1)	FR	1,120	903,558
8.38%, 10/31/19(1)(2)	FR	2,300	2,139,000
Credit Suisse New York 2.20%, 1/14/14	CH	400	403,918
Danske Bank A/S 2.50%, 5/10/12(2)	DK	300	300,517
Dexia Credit Local
0.88%, 3/5/13(1)(2)	FR	3,300	3,162,232
1.03%, 4/29/14(1)(2)	FR	1,700	1,584,681
DNB Bank ASA 3.20%, 4/3/17(2)(5)	NO	300	301,182
Fifth Third Bancorp 0.89%, 12/20/16(1)		600	554,951
Fortis Bank Nederland Holding NV 3.00%, 4/17/12	NL	267	267,003
HBOS PLC
0.68%, 9/6/17(1)	GB	17,800	13,020,700
6.75%, 5/21/18(2)	GB	3,200	3,003,446
HSBC Bank PLC 2.00%, 1/19/14(2)	GB	500	501,856
ICICI Bank Ltd. 5.75%, 11/16/20	IN	1,500	1,473,162
ICICI Bank Ltd./Bahrain 5.50%, 3/25/15	IN	1,400	1,454,508
ICICI Bank Ltd./Dubai 4.75%, 11/25/16(2)	IN	3,700	3,681,234
Intesa Sanpaolo New York 2.38%, 12/21/12	IT	2,400	2,361,322
Intesa Sanpaolo SpA 2.89%, 2/24/14(1)(2)	IT	1,100	1,072,929
Itau Unibanco Holding SA 6.20%, 4/15/20(2)	BR	1,800	1,899,000
JP Morgan Chase & Co., Series I 7.90%, 4/30/18(1)		300	328,656

	Country Code*	Principal Amount (000)	Value
JP Morgan Chase Bank NA 0.80%, 6/13/16(1)		$300	$278,737
JP Morgan Chase Capital XXI, Series U 1.49%, 2/2/37(1)		1,000	725,545
LBG Capital No.1 PLC
6.44%, 5/23/20	GB	1,067	832,229
7.87%, 12/17/19	GB	800	675,789
LBG Capital No.2 PLC
8.88%, 2/7/20	GB	400	361,299
9.13%, 7/15/20	GB	2,719	2,399,651
15.00%, 12/21/19	GB	480	592,615
Lloyds TSB Bank PLC
2.80%, 4/2/12(2)	GB	4,300	4,300,000
4.88%, 1/21/16	GB	1,500	1,555,256
Macquarie Bank Ltd. 4.10%, 12/17/13(2)	AU	300	317,066
Merrill Lynch & Co., Inc.
1.31%, 5/30/14(1)		133	126,479
6.88%, 4/25/18		200	222,340
Morgan Stanley
0.88%, 1/9/14(1)		500	475,495
1.05%, 10/15/15(1)		2,000	1,799,506
1.32%, 3/1/13(1)		6,602	6,526,790
5.95%, 12/28/17		400	411,836
National Australia Bank Ltd.
1.30%, 4/11/14(1)(2)	AU	4,500	4,483,737
1.51%, 7/25/14(1)(2)	AU	600	601,960
Nordea Bank AB
2.13%, 1/14/14(2)	SE	200	200,683
4.88%, 1/27/20(2)	SE	1,800	1,911,155
Nordea Eiendomskreditt A/S 1.00%, 4/7/14(1)(2)	NO	2,000	1,942,762
Northern Rock Asset Management PLC 5.63%, 6/22/17(2)	GB	1,300	1,392,114
Royal Bank of Scotland Group PLC
2.63%, 5/11/12(2)	GB	200	200,356
5.00%, 10/1/14	GB	100	98,786
6.99%, 10/5/17(2)(6)	GB	200	163,000
Santander UK PLC 1.54%, 10/10/17(1)	GB	3,734	2,912,330
Santander US Debt SA Unipersonal
2.99%, 10/7/13(2)	ES	1,800	1,791,434
7.30%, 7/27/19(1)	ES	1,440	1,304,953
Scotland International Finance No. 2 BV 4.25%, 5/23/13(2)	NL	1,200	1,205,374
Societe Generale
5.92%, 4/5/17(1)(2)	FR	400	325,586
7.76%, 5/22/13(1)	FR	5,335	4,561,786
State Bank of India/London 4.50%, 7/27/15(2)	IN	1,000	1,034,214
State Street Capital Trust IV 1.47%, 6/15/37(1)		200	146,998
Sumitomo Mitsui Banking Corp. 1.95%, 1/14/14(2)	JP	2,200	2,221,166

SCSM PIMCO TOTAL RETURN FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code*	Principal Amount (000)	Value
Turkiye Garanti Bankasi AS 3.06%, 4/20/16(1)(2)	TR	$300	$278,250
UBS Preferred Funding Trust V 6.24%, 5/15/16(1)		2,800	2,709,000
USB Capital IX 3.50%, 5/15/16(1)		1,000	770,880
Wachovia Bank NA 0.80%, 3/15/16(1)		400	378,056
Westpac Banking Corp.
1.20%, 3/31/14(1)(2)	AU	2,200	2,197,842
3.59%, 8/14/14(2)	AU	300	317,123

			157,415,943

CHEMICALS – 0.2%
Braskem SA 5.75%, 4/15/21(2)	KY	2,200	2,302,960
The Dow Chemical Co. 6.00%, 10/1/12		100	102,502

			2,405,462

DIVERSIFIED – 0.2%
Noble Group Ltd.
4.88%, 8/5/15(2)	BM	1,000	997,500
6.75%, 1/29/20	BM	1,000	985,000

			1,982,500

ELECTRIC UTILITIES – 0.7%
CMS Energy Corp. 5.05%, 2/15/18		1,000	1,050,511
Comision Federal de Electricidad 4.88%, 5/26/21(2)	MX	5,100	5,406,000
Entergy Corp. 3.63%, 9/15/15		1,000	1,016,830

			7,473,341

FINANCIALS – 5.6%
American Express Co.
4.88%, 7/15/13		500	523,547
7.00%, 3/19/18		3,400	4,173,993
American Express Credit Corp. 5.13%, 8/25/14		4,200	4,567,903
Banque PSA Finance 2.48%, 4/4/14(1)(2)	FR	1,200	1,158,308
Countrywide Financial Corp. 5.80%, 6/7/12		2,100	2,116,582
General Electric Capital Corp. 6.38%, 11/15/67(1)		2,700	2,754,000
General Electric Capital Corp., Series A 6.15%, 8/7/37		100	113,240
General Electric Capital Services, Inc. 7.50%, 8/21/35		4,000	5,175,812
International Lease Finance Corp.

	Country Code*	Principal Amount (000)	Value
5.75%, 5/15/16		$200	$199,776
6.38%, 3/25/13		2,000	2,055,000
6.75%, 9/1/16(2)		400	428,500
LeasePlan Corp. NV 3.00%, 5/7/12(2)	NL	1,000	1,002,437
Nomura Holdings, Inc. 6.70%, 3/4/20	JP	2,000	2,164,510
SLM Corp.
6.25%, 1/25/16		200	208,000
SLM Corp., Series A
0.86%, 1/27/14(1)		500	477,568
5.00%, 10/1/13		5,700	5,828,250
5.38%, 1/15/13		130	132,603
8.00%, 3/25/20		1,100	1,188,000
8.45%, 6/15/18		2,300	2,564,500
Springleaf Finance Corp.
3.25%, 1/16/13		11,470	10,469,305
4.88%, 7/15/12		4,500	4,365,000
Sydney Airport Finance Co., Pty Ltd. 5.13%, 2/22/21(2)	AU	100	102,921
The Goldman Sachs Group, Inc.
0.92%, 3/22/16(1)		600	547,669
1.55%, 7/29/13(1)		200	199,621
5.95%, 1/18/18		6,800	7,325,055
6.15%, 4/1/18		1,100	1,186,493
6.25%, 9/1/17		700	767,262

			61,795,855

FOOD, BEVERAGES & RESTAURANTS – 0.4%
Anheuser-Busch InBev Worldwide, Inc.
4.13%, 1/15/15		1,200	1,300,291
5.38%, 1/15/20		1,200	1,410,235
Pernod-Ricard SA 5.75%, 4/7/21(2)	FR	1,500	1,661,259
Tate & Lyle International Finance PLC 6.63%, 6/15/16(2)	GB	500	576,884

			4,948,669

HEALTH CARE – 0.5%
HCA, Inc. 7.88%, 2/15/20		4,000	4,395,000
Roche Holdings, Inc. 6.00%, 3/1/19(2)		600	731,699

			5,126,699

INSURANCE – 1.9%
American International Group, Inc.
1.39%, 7/19/13(1)		10,670	10,376,183
5.05%, 10/1/15		100	106,528
5.45%, 5/18/17		100	107,504
5.85%, 1/16/18		200	217,501
8.25%, 8/15/18		1,000	1,200,411
MetLife Institutional Funding II 1.48%, 4/4/14(1)(2)		800	802,843
Ohio National Financial Services, Inc. 6.38%, 4/30/20(2)		5,100	5,572,184

SCSM PIMCO TOTAL RETURN FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code*	Principal Amount (000)	Value
Pacific LifeCorp. 6.00%, 2/10/20(2)		$1,300	$1,417,087
The Dai-ichi Life Insurance Co., Ltd. 7.25%, 7/25/21(1)(2)	JP	600	621,000
The Hartford Financial Services Group, Inc. 8.13%, 6/15/38(1)		300	320,250

			20,741,491

INVESTMENT COMPANIES – 0.6%
FIH Erhvervsbank A/S 0.84%, 6/13/13(1)(2)	DK	6,500	6,500,793
Temasek Financial I Ltd. 4.30%, 10/25/19(2)	SG	300	325,814

			6,826,607

METALS & MINING – 0.8%
Alcoa, Inc. 6.15%, 8/15/20		600	645,886
CSN Resources SA 6.50%, 7/21/20(2)	LU	1,400	1,568,000
Gerdau Holdings, Inc. 7.00%, 1/20/20(2)		1,700	1,958,740
Gerdau Trade, Inc. 5.75%, 1/30/21(2)	VG	2,700	2,860,110
GTL Trade Finance, Inc. 7.25%, 10/20/17(2)	VG	1,400	1,605,800
Vale Overseas Ltd. 6.88%, 11/10/39	KY	300	350,436

			8,988,972

OIL & GAS – 1.1%
Gazprom OAO 9.63%, 3/1/13	DE	2,400	2,556,864
Novatek Finance Ltd. 5.33%, 2/3/16(2)	IE	200	210,290
Petrobras International Finance Co. 7.88%, 3/15/19	KY	2,900	3,578,034
Petroleos Mexicanos 6.50%, 6/2/41	MX	2,900	3,262,500
Ras Laffan Liquefied Natural Gas Co. Ltd. III 6.75%, 9/30/19	QA	1,200	1,413,000
Reliance Holdings USA 4.50%, 10/19/20		1,900	1,832,267
Total Capital SA 4.45%, 6/24/20	FR	200	216,466
Transocean, Inc. 4.95%, 11/15/15	KY	100	106,926

			13,176,347

PIPELINES – 0.0%+
El Paso Corp. 7.88%, 6/15/12		400	403,994

	Country Code*	Principal Amount (000)	Value
RETAIL – 0.0%+
CVS Pass-through Trust 6.94%, 1/10/30		$91	$104,380

SAVINGS & LOANS – 0.1%
Nationwide Building Society 6.25%, 2/25/20(2)	GB	600	621,929

SPECIAL PURPOSE BANKS – 0.2%
European Investment Bank SNAT 3.63%, 1/15/21		133	142,946
The Export-Import Bank of Korea
5.13%, 6/29/20	KR	300	321,551
5.88%, 1/14/15	KR	900	981,541
8.13%, 1/21/14	KR	400	441,682

			1,887,720

SPECIAL PURPOSE ENTITIES – 0.5%
IPIC GMTN Ltd. 5.00%, 11/15/20	KY	1,200	1,227,000
MUFG Capital Finance 5 Ltd. 6.30%, 1/25/17(1)	KY	2,079	2,046,082
Odebrecht Drilling VIII/IX Ltd. 6.35%, 6/30/21(2)	KY	2,254	2,400,510
Vnesheconombank Veb Finance Ltd. 5.45%, 11/22/17(2)	IE	200	207,034

			5,880,626

TELECOMMUNICATIONS – 1.3%
BellSouth Corp. 4.46%, 4/26/12(2)		10,500	10,523,772
Deutsche Telekom International Finance BV 6.50%, 4/8/22	NL	3,039	3,612,533

			14,136,305

TRANSPORTATION – 0.7%
Asciano Finance Ltd. 5.00%, 4/7/18(2)	AU	5,100	5,267,617
DP World Ltd. 6.25%, 7/2/17(2)	KY	1,900	1,999,750
Ryder System, Inc. 6.00%, 3/1/13		400	416,410

			7,683,777

UTILITIES – 0.5%
Centrais Eletricas Brasileiras SA 6.88%, 7/30/19(2)	BR	1,600	1,886,080
Nakilat, Inc. 6.07%, 12/31/33	MH	2,800	2,996,000

SCSM PIMCO TOTAL RETURN FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code*	Principal Amount (000)	Value
NRG Energy, Inc. 8.25%, 9/1/20		$700	$689,500
The AES Corp. 7.38%, 7/1/21(2)		200	221,000

			5,792,580

Total Corporate Debt Obligations (Cost $331,179,732)			334,119,843

FOREIGN GOVERNMENT AGENCY OBLIGATIONS – 0.9%
Banco Nacional de Desenvolvimento Economico e Social 4.13%, 9/15/17(2)	BR	267	278,183
Canada Housing Trust No. 1
3.35%, 12/15/20(2)	CA	1,805	1,923,326
3.75%, 3/15/20(2)	CA	201	219,937
3.80%, 6/15/21(2)	CA	702	772,909
Korea Housing Finance Corp. 4.13%, 12/15/15(2)	KR	3,500	3,683,344
Societe Financement de l’Economie Francaise
0.77%, 7/16/12(1)(2)	FR	1,000	1,000,560
3.38%, 5/5/14(2)	FR	2,100	2,194,038

Total Foreign Government Agency Obligations (Cost $9,617,201)			10,072,297

FOREIGN GOVERNMENT OBLIGATIONS – 5.6%
Canadian Government Bond 0.88%, 2/14/17	CA	200	197,575
Province of Ontario Canada
1.60%, 9/21/16	CA	21,300	21,481,838
3.00%, 7/16/18	CA	200	211,714
3.15%, 6/2/22	CA	1,203	1,204,788
4.00%, 6/2/21	CA	802	864,773
4.20%, 6/2/20	CA	14,236	15,609,536
4.30%, 3/8/17	CA	401	441,514
4.60%, 6/2/39	CA	301	350,914
4.70%, 6/2/37	CA	1,303	1,530,793
Province of Quebec Canada
3.50%, 7/29/20	CA	900	967,334
3.50%, 12/1/22	CA	5,815	5,957,873
4.25%, 12/1/21	CA	1,003	1,096,707
4.50%, 12/1/17	CA	501	558,760
4.50%, 12/1/18	CA	602	671,721
4.50%, 12/1/20	CA	100	111,903
Republic of Turkey 7.00%, 9/26/16	TR	6,100	6,862,500
Russian Foreign Bond
3.63%, 4/29/15	RU	100	104,000
7.50%, 3/31/30(3)	RU	2,839	3,396,154

Total Foreign Government Obligations (Cost $60,233,479)			61,620,397

MUNICIPAL BONDS – 3.7%
Acalanes Union High School District, Series 2008-B 0.00%, 8/1/46(4)		4,600	478,998

	Country Code*	Principal Amount (000)	Value
California Infrastructure & Economic Development Bank 6.49%, 5/15/49		$1,000	$1,182,870
California State University 6.43%, 11/1/30		200	230,206
City of New York, NY
5.00%, 8/1/35		4,700	5,197,448
6.25%, 6/1/35		3,800	4,308,630
City of Newport Beach, California Certificates of Participation 7.17%, 7/1/40		2,300	2,607,510
Contra Costa, California Community College District 6.50%, 8/1/34		1,600	1,902,912
County of Clark, NV 6.82%, 7/1/45		300	395,802
County of Fresno CA, Series A 0.00%, 8/15/28(4)		2,200	843,304
Irvine Ranch Water District, California 6.62%, 5/1/40		3,700	4,969,359
Long Beach Unified School District, Series 2008-B 0.00%, 8/1/34(4)		2,400	703,968
Los Angeles Unified School District, California 6.76%, 7/1/34		200	256,998
Metropolitan Government of Nashville & Davidson County, Tennessee, Water and Sewer Revenue 6.57%, 7/1/37		3,700	4,851,884
Metropolitan Transportation Authority 7.34%, 11/15/39		1,100	1,538,680
New Jersey Economic Development Authority 1.47%, 6/15/13(1)		1,300	1,301,222
New York State Thruway Authority 5.88%, 4/1/30		1,000	1,241,770
Pasadena, California Public Financing Authority 7.15%, 3/1/43		1,400	1,782,718
Philadelphia Authority for Industrial Development 0.00%, 4/15/23(4)		3,000	1,395,510
State of California
7.60%, 11/1/40		500	655,170
7.63%, 3/1/40		1,000	1,302,460
7.95%, 3/1/36		400	463,684
State of Louisiana 3.00%, 5/1/43(1)		400	404,192

SCSM PIMCO TOTAL RETURN FUND

PORTFOLIO OF INVESTMENTS

March 31, 2012 (Unaudited)	Sun Capital Advisers Trust

Country Code*	Principal Amount (000)	Value
State of Washington 5.00%, 6/1/41	$2,300	$2,524,733

Total Municipal Bonds (Cost $34,325,688)		40,540,028

U.S. GOVERNMENT AGENCY OBLIGATIONS – 45.3%
Federal Home Loan Mortgage Corp.
1.00%, 3/8/17	5,700	5,620,930
1.25%, 5/12/17	1,300	1,298,244
2.00%, 8/25/16	200	207,919
2.38%, 1/13/22	900	883,512
2.50%, 5/27/16	100	106,215
4.50%, 2/1/39	84	90,249
4.50%, 4/1/39	512	543,167
4.50%, 1/1/40	609	645,940
4.50%, 2/1/41	210	222,961
4.88%, 6/13/18	200	238,557
5.50%, 8/23/17	300	365,090
5.50%, 3/1/37	727	792,485
5.50%, 4/1/37	93	100,920
5.50%, 7/1/37	284	309,350
5.50%, 8/1/37	137	148,969
5.50%, 7/1/38	438	476,545
5.50%, 8/1/38	351	381,742
5.50%, 1/1/40	88	95,301
Federal National Mortgage Association
0.38%, 3/16/15(7)(8)	18,000	17,865,216
1.13%, 4/27/17	3,800	3,776,364
1.25%, 1/30/17	5,600	5,613,574
3.00%, TBA(5)	42,000	43,364,998
3.33%, 11/1/21	398	424,773
3.50%, 9/1/20	504	529,744
3.50%, 10/1/20	467	490,831
3.50%, 12/1/25	593	622,321
3.50%, 8/1/25	113	118,554
3.50%, 9/1/25	6,928	7,273,032
3.50%, 10/1/25	2,874	3,017,457
3.50%, 11/1/25	881	925,259
3.50%, 12/1/25	36	37,798
3.50%, 1/1/26	7,627	8,007,349
3.50%, 2/1/26	5,657	5,938,331
3.50%, 6/1/26	656	688,555
3.50%, 7/1/26	224	234,842
3.50%, 8/1/26	331	347,271
3.50%, 9/1/26	1,213	1,273,287
3.50%, 10/1/26	322	337,614
3.50%, 11/1/26	1,105	1,159,915
3.50%, 12/1/26	313	328,104
3.50%, TBA(5)	25,000	26,131,250
4.00%, 11/1/24	2,774	2,941,008
4.00%, 8/1/39	155	162,363
4.00%, 10/1/40	846	887,433
4.00%, 11/1/40	6,915	7,254,854
4.00%, 1/1/41	1,113	1,167,391
4.00%, 2/1/41	7,647	8,022,874
4.00%, 3/1/41	2,698	2,832,383

	Country Code*	Principal Amount (000)	Value
4.00%, 4/1/41		$1,051	$1,103,026
4.00%, 7/1/41		1,623	1,703,285
4.00%, 8/1/41		1,646	1,727,478
4.00%, 10/1/41		11,841	12,428,524
4.00%, 11/1/41		4,638	4,868,308
4.00%, 1/1/42		608	638,368
4.00%, TBA(5)		38,000	39,873,907
4.50%, 6/1/38		104	110,923
4.50%, 1/1/39		324	344,994
4.50%, 3/1/39		599	636,645
4.50%, 4/1/39		49	51,791
4.50%, 5/1/39		917	975,177
4.50%, 6/1/39		38	40,912
4.50%, 8/1/39		544	579,244
4.50%, 11/1/39		9,459	10,063,085
4.50%, 1/1/40		553	588,661
4.50%, 7/1/40		854	909,518
4.50%, 8/1/40		122,787	130,663,035
4.50%, 9/1/40		513	546,830
4.50%, 10/1/40		2,376	2,531,243
4.50%, 11/1/40		891	948,863
4.50%, 5/1/41		38,869	41,474,773
4.50%, TBA(5)		13,000	13,826,719
5.00%, 2/13/17		300	353,073
5.00%, 5/11/17		200	236,531
5.00%, 3/1/36		940	1,016,439
5.00%, 4/1/38		61	65,669
5.00%, 6/1/38		85	91,380
5.00%, 7/1/38		19	20,350
5.00%, 8/1/38		103	111,600
5.00%, 1/1/39		450	486,529
5.00%, 4/1/39		1,432	1,547,821
5.00%, 7/1/40		7,335	7,926,891
5.00%, 6/1/41		905	978,524
5.00%, TBA(5)		1,000	1,080,156
5.25%, 9/15/16		100	118,425
5.38%, 7/15/16		1,600	1,891,192
5.50%, 6/1/33		9	9,528
5.50%, 8/1/33		31	34,324
5.50%, 2/1/34		8	9,322
5.50%, 4/1/34		83	90,738
5.50%, 6/1/34		9	9,434
5.50%, 4/1/35		16	17,964
5.50%, 3/1/36		327	356,880
5.50%, 4/1/36		15	16,217
5.50%, 8/1/36		9	10,281
5.50%, 11/1/36		669	730,348
5.50%, 12/1/36		7	7,397
5.50%, 5/1/37		14	15,747
5.50%, 11/1/37		1,534	1,673,147
5.50%, 1/1/38		2,159	2,354,115
5.50%, 2/1/38		1,377	1,501,923
5.50%, 4/1/38		879	959,054
5.50%, 5/1/38		884	964,194
5.50%, 2/1/41		3,474	3,788,270
5.50%, 9/1/41		909	991,059
5.50%, TBA(5)		1,000	1,089,531
6.00%, 8/1/36		245	270,703
6.00%, 9/1/36		43	47,145

SCSM PIMCO TOTAL RETURN FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code*	Principal Amount (000)	Value
6.00%, 10/1/36		$10	$10,938
6.00%, 12/1/36		126	138,543
6.00%, 1/1/37		111	122,071
6.00%, 4/1/37		178	196,150
6.00%, 5/1/37		35	38,879
6.00%, 8/1/37		556	613,251
6.00%, 9/1/37		1,377	1,518,789
6.00%, 10/1/37		690	760,356
6.00%, 11/1/37		1,004	1,108,015
6.00%, 12/1/37		3,801	4,191,249
6.00%, 1/1/38		1,013	1,116,602
6.00%, 3/1/38		325	357,845
6.00%, 4/1/38		105	116,101
6.00%, 5/1/38		33	36,657
6.00%, 6/1/38		331	365,010
6.00%, 8/1/38		720	795,269
6.00%, 9/1/38		1,474	1,626,783
6.00%, 10/1/38		171	189,221
6.00%, 11/1/38		326	359,755
6.00%, 12/1/38		603	665,996
6.00%, 1/1/39		22	24,321
6.00%, 3/1/39		32	35,507
6.00%, 7/1/39		58	64,170
6.00%, 9/1/39		151	166,189
6.00%, 4/1/40		242	266,728
6.00%, TBA(5)		21,400	23,576,782
6.50%, 9/1/37		1,470	1,651,749

Total U.S. Government Agency Obligations (Cost $496,806,631)			501,922,977

U.S. TREASURY OBLIGATIONS – 22.3%
U.S. Treasury Inflation Indexed Bonds
0.13%, 4/15/16		205	216,899
0.13%, 1/15/22		2,704	2,767,774
0.63%, 7/15/21		8,849	9,573,934
1.13%, 1/15/21(7)		10,982	12,361,402
1.25%, 7/15/20		5,092	5,814,860
1.38%, 1/15/20		8,908	10,231,273
1.75%, 1/15/28(9)		3,678	4,386,445
2.00%, 1/15/26		9,706	11,894,926
2.38%, 1/15/25		2,405	3,058,777
2.38%, 1/15/27(7)		6,181	7,930,938
2.50%, 1/15/29(9)		4,222	5,572,804
U.S. Treasury Notes
0.25%, 2/28/14(8)		45,900	45,831,884
0.25%, 3/31/14(5)		200	199,656
0.88%, 12/31/16		20,300	20,193,750
1.38%, 11/30/18		2,400	2,377,313
1.38%, 12/31/18(5)		28,100	27,803,629
1.50%, 8/31/18(7)		10,000	10,027,340
3.00%, 2/28/17(7)(8)		52,200	57,126,375
3.38%, 11/15/19		3,600	4,019,061
3.50%, 5/15/20		4,700	5,286,767

Total U.S. Treasury Obligations (Cost $241,833,859)			246,675,807

	Country Code*	Shares	Value
CONVERTIBLE PREFERRED STOCKS – 0.0%+
BANKS – 0.0%+
Wells Fargo &Co.,Series L 7.50%, 12/31/49 (Cost $129,360)		200	$223,340

PREFERRED STOCKS – 0.1%
BANKS – 0.1%
Citigroup, Inc., Series 1 6.15%, 12/15/12 (Cost $1,639,180)		244,000	1,350,784

		Principal Amount (000)
SHORT TERM INVESTMENTS – 2.0%
CERTIFICATES OF DEPOSIT – 1.1%
BANKS – 1.1%.
Abbey National Treasury Services PLC 1.89%,6/10/13(1)	GB	$ 2,500	2,466,265
Banco do Brasil SA 1.32%, 5/15/12	BR	3,800	3,793,982
Itau Unibanco SA New York 0.00%, 5/9/12(4)	BR	5,800	5,790,122

Total Certificates of Deposit (Cost $12,084,104)			12,050,369

U.S. TREASURY OBLIGATIONS(10) – 0.7%
U.S. Treasury Bills
0.01%, 9/27/12		7,000	6,995,331
0.04%,6/21/12(7)		150	149,979
0.17%, 3/7/13		1,164	1,162,140

Total U.S. Treasury Obligations (Cost $8,307,465)			8,307,450

		Shares
MUTUAL FUNDS – 0.2%
State Street Institutional U.S. Government Money Market Fund, 0.01% (Cost $2,101,261)		2,101,261	2,101,261

Total Short Term Investments (Cost $22,492,830)			22,459,080

TOTAL INVESTMENTS – 115.7% (Cost $1,258,834,899)			1,282,235,857
Liabilities in excess of other assets – (15.7)%			(174,187,618)

NET ASSETS – 100.0%			$1,108,048,239

SNAT	Supranational

SCSM PIMCO TOTAL RETURN FUND

PORTFOLIO OF INVESTMENTS

March 31, 2012 (Unaudited)	Sun Capital Advisers Trust

TBA	To Be Announced. Securities are purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. At the period end, total market value of the TBA securities amounts to $148,943,343 which represents approximately 13.4% of net assets. At the period end, the broker delivered cash of $690,000 to the Fund as collateral.

AU	Australia
BM	Bermuda
BR	Brazil
CA	Canada
CH	Switzerland
CL	Chile
DE	Germany
DK	Denmark
ES	Spain
FR	France
GB	Great Britain
HK	Hong Kong
IE	Ireland
IN	India
IT	Italy
JP	Japan
KR	Korea, Republic of
KY	Cayman Islands
LU	Luxembourg
MH	Marshall Islands
MX	Mexico
NL	Netherlands
NO	Norway
QA	Qatar
RU	Russia
SE	Sweden
SG	Singapore
TR	Turkey
VG	British Virgin Islands

*	Unless otherwise noted the issuer country code for all securities is United States.

+	Amount is less than 0.05%.

(1)	Variable rate security. The interest rate shown reflects the rate in effect at the period end.

(2)	Eligible for resale under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $154,892,301, representing 14.0% of net assets.

(3)	Security is a “Step-up” bond where the coupon increases on a predetermined future date.

(4)	Zero-coupon bond.

(5)	Security (or a portion thereof) has been purchased on a delayed delivery or when-issued basis.

(6)	Security is in default and is non-income producing.
(7)	At the period end, securities (or portions thereof) with an aggregate market value of $696,961 have been pledged as collateral for open OTC swap and swaption contracts.

(8)	At the period end, securities (or portions thereof) with an aggregate market value of $1,797,900 and cash of $44,000 have been pledged to cover margin requirements for open centrally cleared swap contracts.

(9)	Securities (or portions thereof) with an aggregate market value of $911,946 and cash of $1,000 have been pledged to cover margin requirements for open futures contracts.

(10)	Interest rates represent annualized yield at date of purchase.

SCSM PIMCO TOTAL RETURN FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)	Sun Capital Advisers Trust

(11)	At the period end, open futures contracts were as follows:

Type	Description	Expiration Date	Contracts	Unrealized Appreciation / (Depreciation) ($)
Long	90-Day Eurodollar March Futures	3/17/14	73	29,133
Long	U.S. Treasury 10 Year Note June Futures	6/20/12	524	(849,329)
Long	U.S. Treasury 5 Year Note June Futures	6/29/12	387	(303,059)

Net unrealized depreciation				(1,123,255)

(12)	At the period end, open forward foreign currency exchange contracts were as follows:

Counterparty	Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation / (Depreciation) ($)
Barclays Bank PLC	CAD	32,088,000	USD	32,394,288	6/21/12	276,962
Barclays Bank PLC	CNY	633,000	USD	100,000	6/1/12	(438)
Barclays Bank PLC	CNY	1,887,300	USD	300,000	6/1/12	543
Barclays Bank PLC	CNY	7,582,800	USD	1,200,000	6/1/12	(3,158)
Barclays Bank PLC	CNY	1,492,970	USD	236,379	6/1/12	(509)
Barclays Bank PLC	CNY	35,096,807	USD	5,561,212	2/1/13	(3,285)
Barclays Bank PLC	EUR	324,000	USD	435,855	4/16/12	3,713
Barclays Bank PLC	IDR	1,640,000,000	USD	175,871	7/2/12	(1,850)
Barclays Bank PLC	INR	74,280,000	USD	1,439,814	7/12/12	10,686
Barclays Bank PLC	USD	200,000	CNY	1,278,000	6/1/12	2,779
Barclays Bank PLC	USD	1,300,000	CNY	8,320,390	6/1/12	20,190
Barclays Bank PLC	USD	796,509	EUR	600,000	4/5/12	3,718
Barclays Bank PLC	USD	685,679	EUR	524,000	4/16/12	13,218
Barclays Bank PLC	USD	2,865,938	EUR	2,200,000	6/14/12	69,241
Barclays Bank PLC	USD	1,057,058	EUR	802,000	6/14/12	12,948
Barclays Bank PLC	USD	2,119,402	EUR	1,600,000	6/14/12	15,274
Citibank NA	AUD	2,091,000	USD	2,227,166	4/23/12	66,117
Citibank NA	CNY	20,124,800	USD	3,200,000	6/1/12	6,812
Citibank NA	EUR	72,643,000	USD	93,968,442	4/16/12	(2,920,853)
Citibank NA	EUR	99,000	USD	131,128	6/14/12	(955)
Citibank NA	MYR	2,292,718	USD	740,781	4/23/12	(6,560)
Citibank NA	USD	400,000	CNY	2,556,080	6/1/12	5,571
Citibank NA	USD	500,000	CNY	3,202,250	6/1/12	8,099
Citibank NA	USD	100,000	CNY	630,650	6/1/12	65
Citibank NA	USD	100,000	CNY	630,450	6/1/12	33
Citibank NA	USD	1,000,000	CNY	6,313,000	2/1/13	908
Citibank NA	USD	2,287,508	EUR	1,746,000	6/14/12	41,956
Citibank NA	USD	399,564	EUR	303,000	6/14/12	4,690
Citibank NA	USD	1,450,563	EUR	1,100,000	6/14/12	17,026
Citibank NA	USD	765,004	MYR	2,292,718	4/23/12	(17,663)
Credit Suisse	CNY	1,277,400	USD	200,000	6/1/12	(2,684)
Credit Suisse	CNY	3,147,000	USD	500,000	6/1/12	668
Credit Suisse	CNY	1,258,500	USD	200,000	6/1/12	315
Deutsche Bank AG (London)	CNY	3,777,300	USD	600,000	6/1/12	658
Deutsche Bank AG (London)	EUR	500,000	USD	663,550	4/3/12	(3,300)
Deutsche Bank AG (London)	INR	25,460,000	USD	500,000	7/12/12	10,156
Deutsche Bank AG (London)	SGD	1,512,335	USD	1,212,215	5/15/12	9,065
Deutsche Bank AG (London)	USD	404,213	CNY	2,552,000	6/1/12	711
Deutsche Bank AG (London)	USD	4,044,312	CNY	25,628,807	2/1/13	19,060
Deutsche Bank AG (London)	USD	3,688,784	EUR	2,886,000	4/16/12	160,486
Deutsche Bank AG (London)	USD	1,741,538	EUR	1,303,000	4/16/12	(3,631)

SCSM PIMCO TOTAL RETURN FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)	Sun Capital Advisers Trust

(Continued)

Counterparty	Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation / (Depreciation) ($)
Deutsche Bank AG (London)	USD	268,165	EUR	202,000	6/14/12	1,338
Deutsche Bank AG (London)	USD	663,775	EUR	500,000	6/14/12	3,311
Deutsche Bank AG (London)	USD	1,832,739	EUR	1,381,000	6/14/12	9,753
Deutsche Bank AG (London)	USD	1,327,110	EUR	1,000,000	6/14/12	7,062
Deutsche Bank AG (London)	USD	954,552	GBP	600,000	6/12/12	4,689
Goldman Sachs International	IDR	150,760,000	USD	16,202	7/2/12	(135)
Goldman Sachs International	USD	500,000	CNY	3,155,000	2/1/13	216
HSBC Bank PLC	CNY	3,147,500	USD	500,000	6/1/12	588
HSBC Bank PLC	CNY	1,258,900	USD	200,000	6/1/12	251
HSBC Bank PLC	CNY	1,888,050	USD	300,000	6/1/12	424
HSBC Bank PLC	IDR	3,397,000,000	USD	367,243	7/2/12	(878)
HSBC Bank PLC	IDR	7,084,000,000	USD	758,499	7/2/12	(9,171)
HSBC Bank PLC	USD	200,000	CNY	1,278,300	6/1/12	2,827
HSBC Bank PLC	USD	300,000	CNY	1,913,250	6/1/12	3,574
HSBC Bank PLC	USD	600,000	CNY	3,828,000	6/1/12	7,386
HSBC Bank PLC	USD	100,000	CNY	638,350	6/1/12	1,287
HSBC Bank PLC	USD	200,000	CNY	1,278,100	6/1/12	2,795
HSBC Bank PLC	USD	100,000	CNY	639,800	6/1/12	1,517
HSBC Bank PLC	USD	100,000	CNY	639,450	6/1/12	1,461
HSBC Bank PLC	USD	200,000	CNY	1,278,600	6/1/12	2,875
HSBC Bank PLC	USD	200,000	CNY	1,278,500	6/1/12	2,859
HSBC Bank PLC	USD	665,258	EUR	500,000	4/3/12	1,592
HSBC Bank PLC	USD	816,921	EUR	616,000	4/16/12	4,683
HSBC Bank PLC	USD	1,929,442	IDR	17,432,510,000	7/2/12	(40,339)
HSBC Bank PLC	USD	571,745	MXN	7,344,919	6/15/12	(1,526)
JPMorgan Securities	BRL	431,069	USD	247,912	4/3/12	11,768
JPMorgan Securities	CNY	8,178,300	USD	1,300,000	6/1/12	2,355
JPMorgan Securities	CNY	3,150,500	USD	500,000	6/1/12	112
JPMorgan Securities	CNY	1,260,000	USD	200,000	6/1/12	77
JPMorgan Securities	GBP	15,430,000	USD	24,233,124	6/12/12	(435,346)
JPMorgan Securities	IDR	5,160,750,000	USD	548,433	7/2/12	(10,821)
JPMorgan Securities	INR	20,356,000	USD	400,000	7/12/12	8,356
JPMorgan Securities	INR	15,400,000	USD	302,875	7/12/12	6,583
JPMorgan Securities	INR	20,445,000	USD	401,670	7/12/12	8,314
JPMorgan Securities	USD	210,332	AUD	202,000	4/23/12	(1,565)
JPMorgan Securities	USD	171,832	CAD	171,000	6/21/12	(676)
JPMorgan Securities	USD	400,000	CNY	2,552,000	6/1/12	4,924
JPMorgan Securities	USD	300,000	CNY	1,913,700	6/1/12	3,645
JPMorgan Securities	USD	200,000	CNY	1,279,600	6/1/12	3,033
JPMorgan Securities	USD	1,400,000	CNY	8,967,000	6/1/12	22,788
JPMorgan Securities	USD	200,000	CNY	1,283,400	6/1/12	3,636
JPMorgan Securities	USD	400,000	CNY	2,566,800	6/1/12	7,272
JPMorgan Securities	USD	100,000	CNY	641,700	6/1/12	1,818
JPMorgan Securities	USD	300,000	CNY	1,887,450	6/1/12	(520)
JPMorgan Securities	USD	100,000	CNY	630,500	6/1/12	41
JPMorgan Securities	USD	100,000	CNY	630,200	6/1/12	(7)
JPMorgan Securities	USD	3,840,652	EUR	2,884,000	4/16/12	5,951
JPMorgan Securities	USD	410,310	EUR	308,000	6/14/12	615
JPMorgan Securities	USD	667,257	EUR	500,000	6/14/12	(171)
JPMorgan Securities	USD	481,578	EUR	365,000	6/14/12	5,395
JPMorgan Securities	USD	477,041	GBP	300,000	4/5/12	2,803
JPMorgan Securities	USD	1,111,202	GBP	700,000	6/12/12	7,912
JPMorgan Securities	USD	639,579	GBP	400,000	6/12/12	(85)
JPMorgan Securities	USD	685,778	GBP	433,000	6/12/12	6,474

SCSM PIMCO TOTAL RETURN FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)	Sun Capital Advisers Trust

(Continued)

Counterparty	Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation / (Depreciation) ($)
JPMorgan Securities	USD	3,355,013	INR	155,941,000	7/12/12	(354,749)
Morgan Stanley & Co., Inc.	BRL	431,069	USD	246,706	6/4/12	13,513
Morgan Stanley & Co., Inc.	CNY	1,259,200	USD	200,000	6/1/12	204
Morgan Stanley & Co., Inc.	USD	249,895	BRL	431,069	4/3/12	(13,751)
Morgan Stanley & Co., Inc.	USD	500,000	CNY	3,184,750	6/1/12	5,322
Morgan Stanley & Co., Inc.	USD	100,000	CNY	638,750	6/1/12	1,350
Royal Bank of Canada	EUR	1,003,000	USD	1,274,171	4/16/12	(63,604)
Royal Bank of Canada	EUR	325,000	USD	420,488	4/16/12	(12,989)
Royal Bank of Canada	EUR	3,267,000	USD	4,382,141	4/16/12	24,704
Royal Bank of Scotland PLC	USD	500,000	CNY	3,205,500	6/1/12	8,613

Net unrealized depreciation						(2,901,485)

AUD	- Australian Dollar
BRL	- Brazilian Real
CAD	- Canadian Dollar
CNY	- Yuan Renminbi
EUR	- Euro
GBP	- Great British Pound
IDR	- Indonesian Rupiah
INR	- Indian Rupee
MXN	- Mexican Peso
MYR	- Malaysian Ringgit
SGD	- Singapore Dollar
USD	- United States Dollar

(13)	At the period end, open written option contracts were as follows:

Inflation Floor Options

Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount (000) ($)	Value ($)
Floor - OTC CPURNSA Index	Citibank NA	216.687	Maximum of [1-(Index Final/Index Initial)] or $0	4/7/20	2,100	3,477
Floor - OTC CPURNSA Index	Citibank NA	217.965	Maximum of [1-(Index Final/Index Initial)] or $0	9/29/20	1,300	2,322
Floor - OTC CPURNSA Index	Deutsche Bank AG	215.949	Maximum of [1-(Index Final/Index Initial)] or $0	3/10/20	1,000	2,577

Written inflation floor options (Premium received, $42,970)					4,400	8,376

Interest Rate Swaptions

Type	Description	Counterparty	Pay/Receive Floating Rate	Floating Rate	Exercise Rate	Expiration Date	Notional Amount (000) ($)	Value ($)
Put	OTC -5 Year Interest Rate Swap	Bank of America NA	Pay	3-Month USD-LIBOR	1.70%	8/13/12	4,600	21,492
Put	OTC -1 Year Interest Rate Swap	Bank of America NA	Pay	3-Month USD-LIBOR	2.25%	5/28/13	13,700	6,327
Put	OTC -2 Year Interest Rate Swap	Bank of America NA	Pay	3-Month USD-LIBOR	2.25%	9/24/12	7,100	709
Put	OTC -3 Year Interest Rate Swap	Bank of America NA	Pay	3-Month USD-LIBOR	3.00%	6/18/12	11,000	2
Put	OTC -3 Year Interest Rate Swap	Barclays Bank PLC	Pay	3-Month USD-LIBOR	3.00%	6/18/12	8,900	2

SCSM PIMCO TOTAL RETURN FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)	Sun Capital Advisers Trust

(Continued)

Type	Description	Counterparty	Pay/Receive Floating Rate	Floating Rate	Exercise Rate	Expiration Date	Notional Amount (000) ($)	Value ($)
Put	OTC -2 Year Interest Rate Swap	Citibank NA	Pay	3-Month USD-LIBOR	0.92%	11/14/12	3,900	6,930
Put	OTC -5 Year Interest Rate Swap	Citibank NA	Pay	3-Month USD-LIBOR	1.55%	8/13/12	8,600	57,375
Put	OTC -5 Year Interest Rate Swap	Citibank NA	Pay	3-Month USD-LIBOR	1.70%	8/13/12	45,800	213,982
Put	OTC -2 Year Interest Rate Swap	Citibank NA	Pay	3-Month USD-LIBOR	2.25%	9/24/12	800	80
Put	OTC -3 Year Interest Rate Swap	Citibank NA	Pay	3-Month USD-LIBOR	3.00%	6/18/12	7,800	2
Put	OTC -5 Year Interest Rate Swap	Citibank NA	Pay	3-Month USD-LIBOR	3.25%	7/16/12	5,000	218
Put	OTC -3 Year Interest Rate Swap	Deutsche Bank AG	Pay	3-Month USD-LIBOR	1.00%	8/13/12	4,000	10,389
Put	OTC -2 Year Interest Rate Swap	Deutsche Bank AG	Pay	3-Month USD-LIBOR	1.20%	7/11/13	10,500	43,202
Put	OTC -5 Year Interest Rate Swap	Deutsche Bank AG	Pay	3-Month USD-LIBOR	1.55%	8/13/12	38,700	258,187
Put	OTC -5 Year Interest Rate Swap	Deutsche Bank AG	Pay	3-Month USD-LIBOR	1.70%	8/13/12	25,700	120,073
Put	OTC -5 Year Interest Rate Swap	Deutsche Bank AG	Pay	3-Month USD-LIBOR	2.00%	3/18/13	5,200	54,666
Put	OTC -3 Year Interest Rate Swap	Deutsche Bank AG	Pay	3-Month USD-LIBOR	2.75%	6/18/12	6,300	6
Put	OTC -3 Year Interest Rate Swap	Deutsche Bank AG	Pay	3-Month USD-LIBOR	3.00%	6/18/12	5,300	1
Put	OTC -1 Year Interest Rate Swap	Goldman Sachs Bank	Pay	3-Month USD-LIBOR	1.00%	11/19/12	10,700	5,065
Put	OTC -5 Year Interest Rate Swap	Goldman Sachs Bank	Pay	3-Month USD-LIBOR	1.70%	8/13/12	2,200	10,279
Put	OTC -2 Year Interest Rate Swap	Goldman Sachs Bank	Pay	3-Month USD-LIBOR	2.25%	9/24/12	6,700	669
Put	OTC -2 Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	Pay	3-Month USD-LIBOR	0.92%	11/14/12	27,100	48,157
Call	OTC -5 Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	Receive	3-Month USD-LIBOR	1.40%	3/18/13	5,600	36,662
Put	OTC -5 Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	Pay	3-Month USD-LIBOR	1.40%	3/18/13	5,600	128,664
Put	OTC -5 Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	Pay	3-Month USD-LIBOR	1.55%	8/13/12	5,800	38,695
Put	OTC -2 Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	Pay	3-Month USD-LIBOR	2.25%	9/24/12	3,500	350
Put	OTC -10 Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	Pay	3-Month USD-LIBOR	10.00%	7/10/12	2,000	—
Put	OTC -5 Year Interest Rate Swap	Royal Bank of Scotland PLC	Pay	3-Month USD-LIBOR	1.55%	8/13/12	2,200	14,677
Put	OTC -5 Year Interest Rate Swap	Royal Bank of Scotland PLC	Pay	3-Month USD-LIBOR	1.70%	8/13/12	18,000	84,098
Put	OTC -1 Year Interest Rate Swap	Royal Bank of Scotland PLC	Pay	3-Month USD-LIBOR	1.75%	11/19/12	12,200	2,222
Put	OTC -2 Year Interest Rate Swap	Royal Bank of Scotland PLC	Pay	3-Month USD-LIBOR	2.25%	9/24/12	30,700	3,067

SCSM PIMCO TOTAL RETURN FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)	Sun Capital Advisers Trust

(Continued)

Type	Description	Counterparty	Pay/Receive Floating Rate	Floating Rate	Exercise Rate	Expiration Date	Notional Amount (000) ($)	Value ($)
Put	OTC -3 Year Interest Rate Swap	Royal Bank of Scotland PLC	Pay	3-Month USD-LIBOR	2.75%	6/18/12	5,900	6
Put	OTC -3 Year Interest Rate Swap	Royal Bank of Scotland PLC	Pay	3-Month USD-LIBOR	3.00%	6/18/12	14,900	3
Put	OTC -5 Year Interest Rate Swap	Royal Bank of Scotland PLC	Pay	3-Month USD-LIBOR	3.25%	7/16/12	1,700	74

Written swaptions (Premium received, $3,389,416)							367,700	1,166,331

CPURNSA	- Consumer Price All Urban Non-Seasonally Adjusted Index
LIBOR	- London Interbank Offered Rate
OTC	- Over the Counter
USD	- United States Dollar

(14)	At the period end, open swap contracts were as follows:

Centrally Cleared Interest Rate Swap Contracts

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount (000) ($)	Market Value ($)	Unrealized Appreciation/ Depreciation ($)
Pay	3-Month CAD-CDOR	6.20%	12/15/25	3,208	250,361	(11,515)
Pay	3-Month USD-LIBOR	1.50%	3/18/16	18,800	(44,691)	(44,168)
Receive	3-Month USD-LIBOR	2.75%	6/20/42	1,300	88,591	37,488

Total				23,308	294,261	(18,195)

OTC Interest Rate Swap Contracts

Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount (000) ($)	Market Value ($)	Upfront Premiums Paid / (Received) ($)	Unrealized Appreciation / (Depreciation) ($)
Barclays Bank PLC	Pay	BRL-BZDIOVRA	12.46%	1/2/13	986	29,959	882	29,077
Barclays Bank PLC	Pay	MXN-TIIE-Banxico	5.60%	9/6/16	164	354	1,056	(702)
Barclays Bank PLC	Pay	6-Month AUD-BBR BBSW	4.25%	6/15/17	311	(2,464)	(295)	(2,169)
Citibank NA	Pay	6-Month AUD-BBR BBSW	4.25%	6/15/17	414	(3,285)	(1,944)	(1,341)
Deutsche Bank AG	Pay	6-Month AUD-BBR BBSW	4.25%	6/15/17	829	(6,570)	(1,692)	(4,878)
Goldman Sachs Bank	Pay	BRL-BZDIOVRA	12.65%	1/2/14	548	39,539	6,547	32,992
HSBC Bank USA, NA	Pay	MXN-TIIE-Banxico	5.60%	9/6/16	305	658	1,530	(872)
Morgan Stanley Capital Services, Inc.	Pay	BRL-BZDIOVRA	12.59%	1/2/13	110	5,169	273	4,896
Morgan Stanley Capital Services, Inc.	Pay	BRL-BZDIOVRA	12.50%	1/2/13	2,136	66,270	2,964	63,306
Morgan Stanley Capital Services, Inc.	Pay	BRL-BZDIOVRA	12.51%	1/2/14	548	37,382	4,601	32,781

SCSM PIMCO TOTAL RETURN FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)	Sun Capital Advisers Trust

(Continued)

Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount (000) ($)	Market Value ($)	Upfront Premiums Paid / (Received) ($)	Unrealized Appreciation / (Depreciation) ($)
Morgan Stanley Capital Services, Inc.	Pay	BRL-BZDIOVRA	12.54%	1/2/14	1,753	83,667	(2,173)	85,840
Morgan Stanley Capital Services, Inc.	Pay	MXN-TIIE-Banxico	5.60%	9/6/16	234	506	600	(94)
Morgan Stanley Capital Services, Inc.	Pay	MXN-TIIE-Banxico	6.35%	6/2/21	242	(2,585)	734	(3,319)

Total					8,580	248,600	13,083	235,517

AUD	- Australian Dollar
BBR BBSW	- Bank Bill Swap Preference Rate
BRL	- Brazilian Real
BZDIOVA	- Brazilian Interbank Deposit Rate Over
CAD	- Canadian Dollar
CDOR	- Canadian Deposit Offered Rate
LIBOR	- London Interbank Offered Rate
MXN	- Mexican Peso
TIIE	- Tasa de Interes Interbancaria de Equilibrio (Interbank Equilibrium Interest Rate)
USD	- United States Dollar

OTC Credit Default Swap Contracts on Corporate Issues - Buy Protection (a)

Counterparty	Reference Entity	Fixed Deal (Pay) Rate	Expiration Date	Implied Credit Spread (b)	Notional Amount (c) (000) ($)	Market Value ($)	Unrealized Depreciation ($)
Barclays Bank PLC	Tate & Lyle International Finance PLC	(1.15%)	6/20/16	0.49%	500	(13,813)	(13,813)

OTC Credit Default Swap Contracts on Corporate and Sovereign Issues - Sell Protection (a)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Expiration Date	Implied Credit Spread (b)	Notional Amount (c) (000) ($)	Market Value ($)	Upfront Premiums Paid / (Received) ($)	Unrealized Appreciation/ (Depreciation) ($)
Bank of America NA	Berkshire Hathaway Finance	1.00%	3/20/21	1.60%	2,500	(115,280)	(81,065)	(34,215)
Bank of America NA	Commonwealth of Australia	1.00%	6/20/17	0.73%	2,300	31,544	35,481	(3,937)
Bank of America NA	Credit Agricole SA	1.00%	6/20/16	4.35%	934	(117,761)	(74,324)	(43,437)
Bank of America NA	General Electric Capital Corp.	1.00%	12/20/15	1.17%	500	(3,041)	(10,025)	6,984
Bank of America NA	General Electric Capital Corp.	1.00%	12/20/15	1.17%	500	(3,041)	(9,796)	6,755
Bank of America NA	General Electric Capital Corp.	1.00%	3/20/16	1.20%	10,400	(79,636)	(115,798)	36,162
Bank of America NA	Indonesian Government Bond	1.00%	9/20/16	1.49%	1,300	(27,187)	(19,903)	(7,284)
Bank of America NA	Japan Government Bond	1.00%	3/20/16	0.76%	100	938	1,440	(502)
Bank of America NA	Japan Government Bond	1.00%	3/20/16	0.76%	200	1,875	2,676	(801)

SCSM PIMCO TOTAL RETURN FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)	Sun Capital Advisers Trust

(Continued)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Expiration Date	Implied Credit Spread (b)	Notional Amount (c) (000) ($)	Market Value ($)	Upfront Premiums Paid / (Received) ($)	Unrealized Appreciation/ (Depreciation) ($)
Bank of America NA	Japan Government Bond	1.00%	6/20/17	1.00%	2,800	704	(4,167)	4,871
Bank of America NA	Metlife, Inc.	1.00%	12/20/15	1.80%	600	(17,130)	(21,812)	4,682
Bank of America NA	Metlife, Inc.	1.00%	12/20/15	1.80%	900	(25,696)	(50,283)	24,587
Bank of America NA	Prudential Financial, Inc.	1.00%	12/20/15	1.36%	700	(9,105)	(20,428)	11,323
Barclays Bank PLC	Brazilian Government Bond	1.00%	6/20/15	0.81%	500	3,075	(7,191)	10,266
Barclays Bank PLC	Brazilian Government Bond	1.00%	12/20/16	1.12%	3,600	(19,458)	(90,672)	71,214
Barclays Bank PLC	China Government Bond	1.00%	3/20/16	0.86%	1,000	5,309	11,949	(6,640)
Barclays Bank PLC	France Government Bond	0.25%	9/20/16	1.51%	100	(5,367)	(6,114)	747
Barclays Bank PLC	United Mexican States, Series A	1.00%	3/20/15	0.75%	400	2,985	(8,999)	11,984
Barclays Bank PLC	United Mexican States, Series A	1.00%	9/20/15	0.83%	3,300	19,442	(44,617)	64,059
Citibank NA	Brazilian Government Bond	1.00%	9/20/15	0.87%	1,000	4,508	(15,694)	20,202
Citibank NA	Brazilian Government Bond	1.00%	3/20/16	0.97%	1,400	1,831	(26,562)	28,393
Citibank NA	China Government Bond	1.00%	6/20/16	0.89%	1,400	6,341	15,095	(8,754)
Citibank NA	Commonwealth of Australia	1.00%	6/20/17	0.73%	2,700	37,029	41,994	(4,965)
Citibank NA	France Government Bond	0.25%	9/20/16	1.51%	3,100	(166,378)	(209,892)	43,514
Citibank NA	Kazakhstan Government Bond	1.00%	3/20/16	1.81%	300	(9,298)	(8,658)	(640)
Citibank NA	Metlife, Inc.	1.00%	12/20/15	1.80%	800	(22,840)	(29,082)	6,242
Citibank NA	South Korea Government Bond	1.00%	6/20/17	1.23%	1,000	(11,330)	(9,816)	(1,514)
Citibank NA	United Mexican States, Series A	1.00%	3/20/15	0.75%	400	2,984	(9,184)	12,168
Deutsche Bank AG	Ally Financial Inc.	5.00%	12/20/16	4.35%	600	15,314	(8,547)	23,861
Deutsche Bank AG	Ally Financial Inc.	5.00%	12/20/16	4.35%	1,200	30,628	(42,000)	72,628
Deutsche Bank AG	Brazilian Government Bond	1.00%	6/20/15	0.81%	500	3,075	(4,780)	7,855
Deutsche Bank AG	Brazilian Government Bond	1.00%	12/20/15	0.92%	6,200	17,979	(35,105)	53,084
Deutsche Bank AG	China Government Bond	1.00%	9/20/16	0.96%	400	728	2,210	(1,482)
Deutsche Bank AG	China Government Bond	1.00%	6/20/16	0.89%	800	3,623	8,611	(4,988)
Deutsche Bank AG	Japan Government Bond	1.00%	3/20/15	0.57%	700	8,968	8,130	838
Deutsche Bank AG	Indonesian Government Bond	1.00%	6/20/17	1.65%	500	(15,945)	(14,709)	(1,236)
Deutsche Bank AG	Merrill Lynch & Co., Inc.	1.00%	3/20/16	2.29%	1,500	(71,594)	(31,932)	(39,662)
Deutsche Bank AG	Metlife, Inc.	1.00%	3/20/18	2.14%	2,600	(158,762)	(147,690)	(11,072)
Deutsche Bank AG	United Mexican States, Series A	1.00%	3/20/15	0.75%	200	1,492	(4,592)	6,084
Deutsche Bank AG	United Mexican States, Series A	1.00%	9/20/15	0.83%	3,000	17,674	(40,561)	58,235

SCSM PIMCO TOTAL RETURN FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)	Sun Capital Advisers Trust

(Continued)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Expiration Date	Implied Credit Spread (b)	Notional Amount (c) (000) ($)	Market Value ($)	Upfront Premiums Paid / (Received) ($)	Unrealized Appreciation/ (Depreciation) ($)
Goldman Sachs International	Brazilian Government Bond	1.00%	9/20/16	1.07%	400	(1,151)	(2,435)	1,284
Goldman Sachs International	Brazilian Government Bond	1.00%	6/20/15	0.81%	500	3,075	(6,716)	9,791
Goldman Sachs International	France Government Bond	0.25%	9/20/16	1.51%	300	(16,101)	(15,221)	(880)
Goldman Sachs International	France Government Bond	0.25%	12/20/16	1.57%	4,500	(265,436)	(336,397)	70,961
Goldman Sachs International	Metlife, Inc.	1.00%	9/20/15	1.75%	1,000	(25,003)	(64,375)	39,372
Goldman Sachs International	United Kingdom Gilt	1.00%	12/20/15	0.39%	500	11,193	11,507	(314)
Goldman Sachs International	United Kingdom Gilt	1.00%	6/20/15	0.29%	900	20,678	9,063	11,615
Goldman Sachs International	United Kingdom Gilt	1.00%	12/20/15	0.39%	1,000	22,386	23,194	(808)
Goldman Sachs International	United Kingdom Gilt	1.00%	6/20/15	0.29%	2,200	50,546	20,327	30,219
HSBC Bank USA, NA	Brazilian Government Bond	1.00%	9/20/15	0.87%	1,200	5,410	(11,922)	17,332
HSBC Bank USA, NA	Brazilian Government Bond	1.00%	3/20/16	0.97%	2,800	3,662	(13,144)	16,806
HSBC Bank USA, NA	China Government Bond	1.00%	6/20/16	0.89%	1,500	6,794	(29,605)	36,399
HSBC Bank USA, NA	France Government Bond	0.25%	9/20/16	1.51%	200	(10,734)	(12,139)	1,405
HSBC Bank USA, NA	South Korea Government Bond	1.00%	6/20/17	1.23%	600	(6,798)	(5,744)	(1,054)
HSBC Bank USA, NA	United States Government Bond	0.25%	6/20/17	0.30%	2,001	(5,037)	(3,025)	(2,012)
Morgan Stanley Capital Services, Inc.	Brazilian Government Bond	1.00%	6/20/15	0.81%	500	3,076	(4,839)	7,915
Morgan Stanley Capital Services, Inc.	Brazilian Government Bond	1.00%	9/20/15	0.87%	4,900	22,090	(68,592)	90,682
Morgan Stanley Capital Services, Inc.	California State General Obligation	2.25%	3/20/21	1.99%	2,400	37,248	—	37,248
Morgan Stanley Capital Services, Inc.	China Government Bond	1.00%	9/20/16	0.96%	900	1,637	4,573	(2,936)
Morgan Stanley Capital Services, Inc.	France Government Bond	0.25%	3/20/16	1.41%	500	(22,069)	(17,027)	(5,042)
Morgan Stanley Capital Services, Inc.	General Electric Capital Corp.	1.00%	6/20/16	1.23%	100	(923)	(383)	(540)
Morgan Stanley Capital Services, Inc.	Indonesian Government Bond	1.00%	6/20/17	1.65%	1,900	(60,590)	(56,787)	(3,803)
Morgan Stanley Capital Services, Inc.	Japan Government Bond	1.00%	6/20/17	1.00%	1,900	478	10,189	(9,711)
Morgan Stanley Capital Services, Inc.	South Korea Government Bond	1.00%	6/20/17	1.23%	2,200	(24,926)	(22,665)	(2,261)
Morgan Stanley Capital Services, Inc.	United Mexican States, Series A	1.00%	6/20/17	1.17%	1,400	(11,889)	(10,926)	(963)
Morgan Stanley Capital Services, Inc.	United Mexican States, Series A	1.00%	3/20/16	0.91%	2,700	9,816	(16,616)	26,432
Royal Bank of Scotland PLC	China Government Bond	1.00%	6/20/16	0.89%	800	3,623	8,418	(4,795)
Royal Bank of Scotland PLC	France Government Bond	0.25%	3/20/16	1.41%	500	(22,069)	(16,794)	(5,275)

SCSM PIMCO TOTAL RETURN FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)	Sun Capital Advisers Trust

(Continued)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Expiration Date	Implied Credit Spread (b)	Notional Amount (c) (000) ($)	Market Value ($)	Upfront Premiums Paid / (Received) ($)	Unrealized Appreciation/ (Depreciation) ($)
Royal Bank of Scotland PLC	France Government Bond	0.25%	12/20/15	1.36%	700	(28,045)	(13,898)	(14,147)
Royal Bank of Scotland PLC	France Government Bond	0.25%	3/20/16	1.41%	6,200	(273,657)	(190,853)	(82,804)
Royal Bank of Scotland PLC	Indonesian Government Bond	1.00%	9/20/16	1.49%	100	(2,091)	(1,578)	(513)

Total					110,235	(1,235,610)	(1,910,822)	675,212

Centrally Cleared Credit Default Swap Contracts on Credit Indices - Buy Protection (a)

Reference Entity	Fixed Deal (Pay) Rate	Expiration Date	Notional Amount (c) (000) ($)	Market Value (d) ($)	Unrealized Appreciation/ (Depreciation) ($)
CDX.IG-18 5 Year Index	(1.00)%	6/20/17	6,500	(27,425)	4,185
CDX.HY-18 5 Year Index	(5.00)%	6/20/17	1,800	56,808	12,787
CDX.HY-17 5 Year Index	(5.00)%	12/20/16	23,474	447,414	(894,317)

Total			31,774	476,797	(877,345)

OTC Credit Default Swap Contracts on Credit Indices - Buy Protection (a)

Counterparty	Reference Entity	Fixed Deal (Pay) Rate	Expiration Date	Notional Amount (c) (000) ($)	Market Value (d) ($)	Upfront Premiums Paid / (Received) ($)	Unrealized Appreciation ($)
Deutsche Bank AG	iTraxx Europe Series 16 Version 1	(1.00)%	12/20/16	53,215	556,721	779,902	(223,181)

OTC Credit Default Swap Contracts on Credit Indices - Sell Protection (a)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Expiration Date	Notional Amount (c) (000) ($)	Market Value(d) ($)	Upfront Premiums Paid / (Received) ($)	Unrealized Depreciation ($)
Barclays Bank PLC	CDX.EM-13 Index	5.00%	6/20/15	6,000	547,445	769,300	(221,855)
Citibank NA	CDX.EM-14 Index	5.00%	12/20/15	3,100	309,979	418,100	(108,121)
Deutsche Bank AG	CDX.EM-13 Index	5.00%	6/20/15	2,000	182,482	246,500	(64,018)
Deutsche Bank AG	CDX.EM-14 Index	5.00%	12/20/15	1,000	99,993	123,600	(23,607)
HSBC Bank USA, NA	CDX.EM-13 Index	5.00%	6/20/15	4,100	374,088	437,590	(63,502)
Morgan Stanley Capital Services, Inc.	CDX.EM-13 Index	5.00%	6/20/15	1,900	173,358	214,250	(40,892)
Morgan Stanley Capital Services, Inc.	CDX.EM-14 Index	5.00%	12/20/15	900	89,994	117,000	(27,006)

Total				19,000	1,777,339	2,326,340	(549,001)

CDX.EM	- Credit Derivatives Index - Emerging Markets
CDX.HY	- Credit Derivatives Index - High Yield
CDX.IG	- Credit Derivatives Index - Investment Grade

SCSM PIMCO TOTAL RETURN FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)	Sun Capital Advisers Trust

The following is a summary of collateral pledged/(received) by the Fund in the form of cash or securities and the value of corresponding OTC financial derivative contracts as of March 31, 2012.

Counterparty	Collateral (Received)/Pledged ($)	Total Value of OTC Derivatives ($)	Net Exposures ($) (1)
Bank of America NA	546,981	(391,346)	155,635
Barclays Bank PLC	(1,060,000)	987,497	(72,503)
Deutsche Bank AG	(460,000)	416,063	(43,937)
Goldman Sachs International	(70,021)	(176,206)	(246,227)
HSBC Bank PLC	(420,000)	350,248	(69,752)
Morgan Stanley & Co., Inc.	(142,000)	6,638	(135,362)
Morgan Stanley Capital Services, Inc.	(365,000)	155,181	(209,819)

(1)	Net exposure represents the net receivable/(payable) that would be due from/(to) the counterparty in the event of default. Please refer to the Fund’s most recent Semi-Annual or Annual Report to Shareholders for more information regarding credit and counterparties risk.

(a)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of the protection an amount up to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate and sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of that particular agreement.
(c)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(d)	The quoted market prices and resulting values for credit default swap contracts on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

SCSM PIMCO TOTAL RETURN FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)	Sun Capital Advisers Trust

(15)	Fair Value Measurements †

The following table summarizes the inputs used to value the Fund’s assets and liabilities, as applicable, measured at fair value at the period end:

Assets	Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Backed Securities	$—	$23,355,636	$—	$23,355,636
Collateralized Mortgage Obligations	—	23,559,974	—	23,559,974
Commercial Mortgage Backed Securities	—	16,335,694	—	16,335,694
Corporate Debt Obligations (a)	—	334,119,843	—	334,119,843
Foreign Government Agency Obligations	—	10,072,297	—	10,072,297
Foreign Government Obligations	—	61,620,397	—	61,620,397
Municipal Bonds	—	40,540,028	—	40,540,028
U.S. Government Agency Obligations	—	501,922,977	—	501,922,977
U.S. Treasury Obligations	246,675,807	—	—	246,675,807
Convertible Preferred Stocks (a)	223,340	—	—	223,340
Preferred Stocks (a)	—	1,350,784	—	1,350,784
Short Term Investments
Certificates of Deposit (a)	—	12,050,369	—	12,050,369
U.S. Treasury Obligations	8,307,450	—	—	8,307,450
Mutual Funds	2,101,261	—	—	2,101,261

Total Short Term Investments	10,408,711	12,050,369	—	22,459,080

Total Investments	257,307,858	1,024,927,999	—	1,282,235,857

Financial Derivative Instruments
Futures Contracts	29,133	—	—	29,133
Forward Foreign Currency Exchange Contracts	—	1,009,734	—	1,009,734
Swap Contracts (a)	—	3,860,496	—	3,860,496

Total Financial Derivative Instruments	$29,133	$4,870,230	$—	$4,899,363

Liabilities
Financial Derivative Instruments
Futures Contracts	$(1,152,388)	$—	$—	$(1,152,388)
Forward Foreign Currency Exchange Contracts	—	(3,911,219)	—	(3,911,219)
Written Options Contracts (a)	—	(8,376)	—	(8,376)
Written Swaption Contracts	—	(1,166,331)	—	(1,166,331)
Swap Contracts (a)	—	(1,756,201)	—	(1,756,201)

Total Financial Derivative Instruments	$(1,152,388)	$(6,842,127)	$—	$(7,994,515)

†	See Note 2b in the Notes to Portfolios of Investments for additional information.
(a)	See Portfolio of Investments for additional detailed categorizations.

SCSM IBBOTSON BALANCED FUND

PORTFOLIO OF INVESTMENTS

March 31, 2012 (Unaudited)	Sun Capital Advisers Trust

	Shares(2)	Value
MUTUAL FUNDS(1) – 100.0%
MFS Emerging Markets Equity Portfolio	2,525,066	$40,173,805
MFS International Growth Portfolio	5,890,373	74,866,646
MFS Value Portfolio	7,882,477	112,088,823
SCSM AllianceBernstein International Value Fund	5,047,747	43,006,801
SCSM BlackRock Inflation Protected Bond Fund	8,631,228	99,000,185
SCSM BlackRock International Index Fund	4,006,415	40,304,539
SCSM BlackRock Large Cap Index Fund	7,678,417	71,332,491
SCSM BlackRock Small Cap Index Fund	1,463,190	20,411,500
SCSM Columbia Small Cap Value Fund	2,769,698	25,425,825
SCSM Davis Venture Value Fund	5,790,935	70,765,226
SCSM Goldman Sachs Mid Cap Value Fund	6,257,521	60,885,675
SCSM Goldman Sachs Short Duration Fund	29,784,199	304,990,202
SCSM Ibbotson Tactical Opportunities Fund	38,547,469	398,580,827
SCSM Invesco Small Cap Growth Fund	1,685,257	20,475,875
SCSM Lord Abbett Growth & Income Fund	5,630,967	40,542,960
SCSM PIMCO High Yield Fund	6,202,541	59,420,344
SCSM PIMCO Total Return Fund	15,485,259	179,009,588
SCSM WMC Blue Chip Mid Cap Fund	3,524,344	56,389,501
SCSM WMC Large Cap Growth Fund	7,592,995	82,308,066
Sun Capital Global Real Estate Fund	3,691,819	40,610,012
Sun Capital Investment Grade Bond Fund®	16,324,413	157,040,856

Total Mutual Funds (Cost $1,913,635,805)		1,997,629,747

TOTAL INVESTMENTS – 100.0% (Cost $1,913,635,805)		1,997,629,747
Liabilities in excess of other assets – 0.0%+		(725,981)

NET ASSETS – 100.0%		$1,996,903,766

+	Amount is less than 0.05%.
(1)	Sun Capital Advisers LLC® or its affiliate, Massachusetts Financial Services Company (“MFS”), serves as investment adviser to these underlying funds. These are affiliated securities.
(2)	Each investment is in the Initial Class shares.

SCSM IBBOTSON BALANCED FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)	Sun Capital Advisers Trust

(3)	Fair Value Measurements

All investments are categorized as Level 1 under the fair value hierarchy. See Note 2b in the Notes to Portfolios of Investments for additional information.

SCSM IBBOTSON CONSERVATIVE FUND

PORTFOLIO OF INVESTMENTS

March 31, 2012 (Unaudited)	Sun Capital Advisers Trust

	Shares(2)	Value
MUTUAL FUNDS(1) – 100.2%
MFS International Growth Portfolio	2,319,447	$29,480,173
MFS Value Portfolio	3,295,182	46,857,482
SCSM AllianceBernstein International Value Fund	2,276,013	19,391,629
SCSM BlackRock Inflation Protected Bond Fund	8,573,279	98,335,507
SCSM BlackRock International Index Fund	1,454,868	14,635,976
SCSM BlackRock Large Cap Index Fund	3,451,269	32,062,292
SCSM BlackRock Small Cap Index Fund	700,735	9,775,257
SCSM Columbia Small Cap Value Fund	1,070,682	9,828,863
SCSM Davis Venture Value Fund	1,805,817	22,067,087
SCSM Goldman Sachs Mid Cap Value Fund	2,520,937	24,528,714
SCSM Goldman Sachs Short Duration Fund	21,889,298	224,146,412
SCSM Ibbotson Tactical Opportunities Fund	9,518,319	98,419,423
SCSM Lord Abbett Growth & Income Fund	2,732,889	19,676,802
SCSM PIMCO High Yield Fund	4,119,040	39,460,403
SCSM PIMCO Total Return Fund	9,822,705	113,550,474
SCSM WMC Blue Chip Mid Cap Fund	1,701,821	27,229,141
SCSM WMC Large Cap Growth Fund	3,652,229	39,590,159
Sun Capital Investment Grade Bond Fund®	11,784,971	113,371,424

Total Mutual Funds (Cost $933,600,990)		982,407,218

TOTAL INVESTMENTS – 100.2% (Cost $933,600,990)		982,407,218
Liabilities in excess of other assets – (0.2)%		(1,652,738)

NET ASSETS – 100.0%		$980,754,480

(1)	Sun Capital Advisers LLC® or its affiliate, MFS, serves as investment adviser to these underlying funds. These are affiliated securities.
(2)	Each investment is in the Initial Class shares.

SCSM IBBOTSON CONSERVATIVE FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)	Sun Capital Advisers Trust

(3)	Fair Value Measurements

All investments are categorized as Level 1 under the fair value hierarchy. See Note 2b in the Notes to Portfolios of Investments for additional information.

SCSM IBBOTSON GROWTH FUND

PORTFOLIO OF INVESTMENTS

March 31, 2012 (Unaudited)	Sun Capital Advisers Trust

	Shares(2)	Value
MUTUAL FUNDS(1) – 100.1%
MFS Emerging Markets Equity Portfolio	710,533	$11,304,585
MFS International Growth Portfolio	2,970,275	37,752,191
MFS Value Portfolio	2,664,575	37,890,251
SCSM AllianceBernstein International Value Fund	1,822,691	15,529,328
SCSM BlackRock Inflation Protected Bond Fund	1,735,975	19,911,634
SCSM BlackRock International Index Fund	2,276,994	22,906,559
SCSM BlackRock Large Cap Index Fund	2,510,537	23,322,886
SCSM BlackRock Small Cap Index Fund	932,834	13,013,029
SCSM Columbia Small Cap Value Fund	1,103,473	10,129,886
SCSM Davis Venture Value Fund	3,081,563	37,656,697
SCSM Goldman Sachs Mid Cap Value Fund	2,535,366	24,669,112
SCSM Goldman Sachs Short Duration Fund	3,629,143	37,162,422
SCSM Ibbotson Tactical Opportunities Fund	11,216,668	115,980,347
SCSM Invesco Small Cap Growth Fund	834,083	10,134,114
SCSM Lord Abbett Growth & Income Fund	1,614,970	11,627,783
SCSM PIMCO Total Return Fund	3,712,272	42,913,869
SCSM WMC Blue Chip Mid Cap Fund	1,825,951	29,215,209
SCSM WMC Large Cap Growth Fund	3,368,128	36,510,507
Sun Capital Global Real Estate Fund	1,311,034	14,421,378
Sun Capital Investment Grade Bond Fund®	2,658,292	25,572,771

Total Mutual Funds (Cost $537,512,932)		577,624,558

TOTAL INVESTMENTS – 100.1% (Cost $537,512,932)		577,624,558
Liabilities in excess of other assets – (0.1)%		(356,695)

NET ASSETS – 100.0%		$577,267,863

(1)	Sun Capital Advisers LLC® or its affiliate, MFS, serves as investment adviser to these underlying funds. These are affiliated securities.
(2)	Each investment is in the Initial Class shares.

SCSM IBBOTSON GROWTH FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)	Sun Capital Advisers Trust

(3)	Fair Value Measurements

All investments are categorized as Level 1 under the fair value hierarchy. See Note 2b in the Notes to Portfolios of Investments for additional information.

Notes to Portfolios of Investments (Unaudited)

NOTE 1 – ORGANIZATION

Sun Capital Advisers Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust under the laws of Delaware by an Agreement and Declaration of Trust dated July 13, 1998. It currently consists of twenty two funds (each referred to as a “Fund” and, collectively, as “the Funds”). Three of the Funds, SC Ibbotson Balanced Fund, SC Ibbotson Conservative Fund and SC Ibbotson Growth Fund, are affiliated “Fund-of-Funds”, which invest in other Funds of the Trust and in other mutual funds managed by MFS, an affiliate of the investment adviser to each Fund of the Trust, Sun Capital Advisers LLC (“Sun Capital”). The three Fund-of-Funds and each of the other Funds other than SC Ibbotson Tactical Opportunities Fund (the “Ibbotson Tactical Opportunities Fund”) are offered to variable annuity and variable life insurance separate accounts established by affiliated insurance companies to fund variable annuity contracts and variable life insurance policies. The Ibbotson Tactical Opportunities Fund, a Fund-of-exchange traded funds, is not available for investment by contract holders but serves exclusively as an investment option designed to implement a tactical strategy for the three Fund-of-Funds. Effective December 30, 2011, the affiliated insurance companies that invest in the Funds discontinued selling new variable annuities and variable life insurance policies. These companies, Sun Life Assurance Company of Canada (U.S.) (“Sun Life (U.S.)”) and Sun Life Insurance and Annuity Company of New York (“Sun Life (N.Y.)”), are indirect wholly owned subsidiaries of Sun Life Financial Inc. (“Sun Life Financial”), a publicly traded holding company. Sun Life Financial has stated that the decision to discontinue new sales of variable annuity and individual life products in the U.S. will not impact existing customers, and that Sun Life Financial will continue to provide service to its policyholders.

Each of the Funds is an open-end mutual fund under the 1940 Act. Each is classified as a diversified mutual fund except for Sun Capital Global Real Estate Fund and SC BlackRock Inflation Protected Bond Fund, which are classified as non-diversified mutual funds. Each Fund, except for the Ibbotson Tactical Opportunities Fund, offers Initial Class Shares and Service Class Shares. The Ibbotson Tactical Opportunities Fund offers only Initial Class Shares. The Funds are:

SC AllianceBernstein International Value Fund (“AllianceBernstein International Value Fund”)

SC BlackRock International Index Fund (“BlackRock International Index Fund”)

SC BlackRock Large Cap Index Fund (“BlackRock Large Cap Index Fund”)

SC BlackRock Small Cap Index Fund (“BlackRock Small Cap Index Fund”)

SC Goldman Sachs Mid Cap Value Fund (“Goldman Sachs Mid Cap Value Fund”)

SC Columbia Small Cap Value Fund (“Columbia Small Cap Value Fund”)

SC Davis Venture Value Fund (“Davis Venture Value Fund”)

SC Invesco Small Cap Growth Fund (“Invesco Small Cap Growth Fund”)

SC Lord Abbett Growth & Income Fund (“Lord Abbett Growth & Income Fund”)

SC WMC Blue Chip Mid Cap Fund (“WMC Blue Chip Mid Cap Fund”)

SC WMC Large Cap Growth Fund (“WMC Large Cap Growth Fund”)

Sun Capital Global Real Estate Fund (“Global Real Estate Fund”)

SC Ibbotson Tactical Opportunities Fund (“Ibbotson Tactical Opportunities Fund”)

Sun Capital Investment Grade Bond Fund (“Investment Grade Bond Fund”)

Sun Capital Money Market Fund (“Money Market Fund”)

SC BlackRock Inflation Protected Bond Fund (“BlackRock Inflation Protected Bond Fund”)

SC Goldman Sachs Short Duration Fund (“Goldman Sachs Short Duration Fund”)

SC PIMCO High Yield Fund (“PIMCO High Yield Fund”)

SC PIMCO Total Return Fund (“PIMCO Total Return Fund”)

SC Ibbotson Balanced Fund (“Ibbotson Balanced Fund”)

SC Ibbotson Conservative Fund (“Ibbotson Conservative Fund”)

SC Ibbotson Growth Fund (“Ibbotson Growth Fund”)

Each Fund-of-Funds seeks to achieve its objective by investing in a portfolio of underlying affiliated funds (“underlying funds”) which, in turn, may invest in a variety of U.S. and foreign equity, fixed income, money market and derivative instruments, or exchange-traded funds. The Fund-of-Funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by the Fund-of-Funds, within their principal investment strategies, may represent a significant portion of the underlying funds’ net assets. Each Fund-of-Funds’ “Portfolio of Investments” lists the underlying funds held as an investment of the Fund-of-Funds as of period end, but does not include the holdings of the underlying funds. A complete list of the holdings of each underlying fund as of March 31, 2012, is available at the SEC’s website at www.sec.gov if not already provided in this report under the name of the underlying fund.

NOTE 2 – FAIR VALUATION

a)	Determination of Net Asset Value

The net asset value per share (“NAV”) of each Fund is determined as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern standard time) on each day the New York Stock Exchange is open for business (a “valuation day”). If the New York Stock Exchange closes early for any reason, each Fund will accelerate the determination of its NAV to that earlier time.

b)	Valuation of Investments

Accounting principles generally accepted in the United States of America (“U.S. GAAP”) defines the fair value of a financial instrument as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.

Valuation techniques of the Funds’ major categories of assets and liabilities are as follows:

Investments in securities and option contracts listed on the National Association of Securities Dealers Automation Quotation System (“NASDAQ”) are valued at the NASDAQ Official Closing Price on the day of valuation. Securities and option contracts listed on any other U.S. or foreign exchanges are valued at the last sale price on the exchange or system in which they are principally traded on the valuation date, or if no sales occurred on that day, at the mean between the closing bid and asked prices. Over-the-counter (OTC) equity securities not quoted on the NASDAQ are valued at the last sale price on the valuation day, or, if no sale occurs, at the mean between the last bid and asked prices. If both bid and asked prices are not available on the valuation day, the last bid price is used to value securities and purchased option contracts and the last asked price is used to value written option contracts.

Debt securities are valued by a dealer or by a pricing service based upon a computerized matrix system, which considers market transactions and dealer supplied valuations. The fair value of corporate bonds is estimated using various techniques, which may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and adjusted credit default swap spreads. The fair value of asset backed and mortgage backed securities is estimated using models that consider the future cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The fair value of U.S. Government and agency securities are normally estimated using a model that incorporates market observable data, such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data.

Short-term securities maturing in 60 days or less are valued at amortized cost, which approximates market value. Investments in open end mutual funds and underlying funds are valued at their daily closing NAV as reported by the investment company. Securities for which current market quotations are not readily available or are considered unreliable are stated at fair value as determined in good faith by an Internal Pricing Committee under the oversight of the Trust’s Board of Trustees.

The close of foreign exchanges before the determination of each Fund’s NAV gives rise to the possibility that significant events, including broad market moves, may have occurred after these foreign exchanges close but before the Funds determine their NAVs. In consideration of this, the Board of Trustees has approved an independent pricing vendor to facilitate the fair value process of equity securities traded on particular foreign exchanges. The independent pricing service considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, futures, exchange-traded funds (“ETFs”), and the movements of certain indexes of securities based on a statistical analysis of the historical relationship. The frequency with which this fair value process is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under this fair value process may differ from published prices for the same securities.

Exchange traded futures and exchange traded options on futures contracts are valued at the settlement price determined by the relevant exchange. OTC swap contracts, OTC options and swaptions are valued daily based upon quotations from an independent pricing vendor. Depending on the product and the terms of the transaction, the fair value of the OTC derivatives can be modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies used do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets. Swaps that are executed on trade facility platforms, such as a registered exchange (“centrally cleared swap”), are valued at settlement price as determined by that exchange. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and LIBOR forward rate.

The U.S. dollar value of forward foreign currency contracts is determined using forward currency exchange rates supplied by a quotation service.

In accordance with Rule 2a-7 under the 1940 Act, the Money Market Fund values its securities initially at cost, and thereafter, securities are assumed to have a constant amortization to maturity of any discount or premium. Amortized cost approximates fair value.

In accordance with U.S. GAAP, the Funds have categorized their financial instruments, based on priority of the inputs to the valuation technique, into a three-level hierarchy. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Funds utilize valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. If the inputs used to measure fair value for a security fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

The three-tier hierarchy of fair value measurements is summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets or liabilities

The types of assets and liabilities utilizing Level 1 valuations generally include exchange traded domestic and certain foreign equities, listed derivatives (such as futures, options), investments in open end mutual funds, including ETFs, with quoted market prices and certain OTC actively traded U.S. Treasury securities.

Level 2 – significant other observable inputs, including:

a)	Quoted prices for identical or similar assets or liabilities in active and non-active markets,

b)	Inputs other than quoted market prices that are observable, and

c)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means

The types of assets and liabilities utilizing Level 2 valuations generally include debt securities such as U.S. Government agency obligations, U.S. Government guaranteed notes, foreign government obligations, municipal bonds, mortgage backed securities, asset backed securities, collateralized mortgage obligations, corporate debt obligations, bank loan obligations, certificates of deposit and those securities valued at amortized cost; OTC derivatives such as swaps, options, swaptions, foreign forward currency exchange contracts, centrally cleared swaps and equity-linked securities; and certain foreign equity securities and derivatives traded on particular foreign exchanges that close before the Funds determine their NAVs.

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of assets or liabilities)

Generally, the types of assets and liabilities utilizing Level 3 valuations include securities whose trading has been suspended or which has been de-listed from its primary trading exchange; securities in default or bankruptcy proceedings for which there is no current market quotation; or securities and certain derivatives valued by broker quotes which may include brokers’ assumptions about the assumptions a market participant would use.

The tables summarizing the inputs used to value the Fund’s assets and liabilities measured at fair value as of March 31, 2012 and transfers among levels, if any, are incorporated within each Fund’s Portfolio of Investments. During the period ended March 31, 2012, there were no significant changes to valuation techniques described above and the related inputs.

c)	Derivative Instruments

In the normal course of pursuing their investment objectives, the Funds may trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market or equity risk), failure of the other party to a transaction to perform or a decline in credit quality of the issuer (counterparty and credit risk), fluctuations in the value of foreign currencies (foreign currency exchange risk) and unfavorable changes in interest rates (interest rate risk).

The following is a summary of the fair valuations of the Funds’ financial derivative instruments (not accounted for as hedging instruments under U.S. GAAP) categorized by risk exposure:

Asset Derivatives

Fund	Derivative Type	Interest Rate	Foreign Exchange	Credit	Equity	Total
AllianceBernstein International Value Fund	Forward Foreign Currency Exchange Contracts	$—	$55,364	$—	$—	$55,364

	Total Value	$—	$55,364	$—	$—	$55,364

BlackRock Internatonal Index Fund	Futures Contracts	$—	$—	$—	$8,054	$8,054

	Total Value	$—	$—	$—	$8,054	$8,054

BlackRock Large Cap Index Fund	Futures Contracts	$—	$—	$—	$21,977	$21,977

	Total Value	$—	$—	$—	$21,977	$21,977

BlackRock Small Cap Index Fund	Futures Contracts	$—	$—	$—	$72,678	$72,678

	Total Value	$—	$—	$—	$72,678	$72,678

Goldman Sachs Mid Cap Value Fund	Futures Contracts	$—	$—	$—	$6,794	$6,794

	Total Value	$—	$—	$—	$6,794	$6,794

BlackRock Inflation Protected Bond Fund	Futures Contracts	$1,350,654	$—	$—	$—	$1,350,654
	Purchased Options	213,397	—	—	—	213,397
	OTC Swap Contracts	1,395,557	—	—	—	1,395,557

	Total Value	$2,959,608	$—	$—	$—	$2,959,608

Goldman Sachs Short Duration Fund	Futures Contracts	$790,451	$—	$—	$—	$790,451

	Total Value	$790,451	$—	$—	$—	$790,451

PIMCO High Yield Fund	Forward Foreign Currency Exchange Contracts	$—	$157,718	$—	$—	$157,718
	OTC Swap Contracts	—	—	47,941	—	47,941

	Total Value	$—	$157,718	$47,941	$—	$205,659

PIMCO Total Return Fund	Forward Foreign Currency Exchange Contracts	$—	$1,009,734	$—	$—	$1,009,734
	Futures Contracts	29,133	—	—	—	29,133
	Centrally Cleared Swap Contracts	338,952	—	504,222	—	843,174
	OTC Swap Contracts	263,504	—	2,753,818	—	3,017,322

	Total Value	$631,589	$1,009,734	$3,258,040	$—	$4,899,363

Liability Derivatives
Fund	Derivative Type	Interest Rate	Foreign Exchange	Credit	Equity	Total
AllianceBernstein International Value Fund	Forward Foreign Currency Exchange Contracts	$—	$(41,247)	$—	$—	$(41,247)
	Futures Contracts	—	—	—	(7,698)	(7,698)

	Total Value	$—	$(41,247)	$—	$(7,698)	$(48,945)

BlackRock Internatonal Index Fund	Futures Contracts	$—	$—	$—	$(7,302)	$(7,302)

	Total Value	$—	$—	$—	$(7,302)	$(7,302)

BlackRock Inflation Protected Bond Fund	Forward Foreign Currency Exchange Contracts	$—	$(204,922)	$—	$—	$(204,922)
	Futures Contracts	(784,223)	—	—	—	(784,223)
	OTC Swap Contracts	(1,360,698)	—	—	—	(1,360,698)
	Written Option Contracts	(604,476)	—	—	—	(604,476)

	Total Value	$(2,749,397)	$(204,922)	$—	$—	$(2,954,319)

Goldman Sachs Short Duration Fund	Futures Contracts	$(318,811)	$—	$—	$—	$(318,811)

	Total Value	$(318,811)	$—	$—	$—	$(318,811)

PIMCO High Yield Fund	Forward Foreign Currency Exchange Contracts	$—	$(320,458)	$—	$—	$(320,458)
	Centrally Cleared Swap Contracts	—	—	(10,079)	—	(10,079)
	OTC Swap Contracts	—	—	(175)	—	(175)

	Total Value	$—	$(320,458)	$(10,254)	$—	$(330,712)

PIMCO Total Return Fund	Forward Foreign Currency Exchange Contracts	$—	$(3,911,219)	$—	$—	$(3,911,219)
	Futures Contracts	(1,152,388)	—	—	—	(1,152,388)
	Centrally Cleared Swap Contracts	(44,691)	—	(27,425)	—	(72,116)
	OTC Swap Contracts	(14,904)	—	(1,669,181)	—	(1,684,085)
	Written Option Contracts	(1,174,707)	—	—	—	(1,174,707)

	Total Value	$(2,386,690)	$(3,911,219)	$(1,696,606)	$—	$(7,994,515)

d)	For additional information on the Funds’ policy regarding valuation of investments and other significant accounting policies, please refer to the Funds’ most recent Semi-Annual or Annual Report to Shareholders.

NOTE 3 – FEDERAL INCOME TAX COST

The identified cost of investments owned by each fund for federal income tax purposes was the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and depreciation at March 31, 2012 were as follows:

		Gross Unrealized		Net Unrealized Appreciation/ (Depreciation)
Fund	Identified Tax Cost	Appreciation	(Depreciation)
AllianceBernstein International Value Fund	$81,526,644	$6,215,961	$(5,566,567)	$649,394
BlackRock International Index Fund	85,755,806	5,262,012	(6,353,413)	(1,091,401)
BlackRock Large Cap Index Fund	140,248,423	25,434,785	(3,331,108)	22,103,677
BlackRock Small Cap Index Fund	182,480,573	31,720,823	(15,283,486)	16,437,337
Goldman Sachs Mid Cap Value Fund	197,938,316	47,372,055	(2,957,512)	44,414,543
Columbia Small Cap Value Fund	54,064,449	7,378,582	(2,871,739)	4,506,843
Davis Venture Value Fund	328,788,012	85,830,152	(9,461,038)	76,369,114
Invesco Small Cap Growth Fund	37,130,583	9,739,749	(1,233,094)	8,506,655
Lord Abbett Growth & Income Fund	416,999,680	56,809,686	(2,052,985)	54,756,701
WMC Blue Chip Mid Cap Fund	166,566,757	28,072,422	(3,862,580)	24,209,842
WMC Large Cap Growth Fund	167,887,718	38,986,019	(2,043,252)	36,942,767
Global Real Estate Fund	184,229,584	39,225,012	(6,097,494)	33,127,518
Ibbotson Tactical Opportunities Fund	592,407,207	20,889,457	(610,894)	20,278,563
Investment Grade Bond Fund	573,658,098	10,934,264	(2,559,836)	8,374,428
Money Market Fund	210,443,622	—	—	—
BlackRock Inflation Protected Bond Fund	510,587,654	3,165,415	(1,530,499)	1,634,916
Goldman Sachs Short Duration Fund	1,440,888,149	13,318,454	(1,494,579)	11,823,875
PIMCO High Yield Fund	162,496,242	11,029,233	(2,883,239)	8,145,994
PIMCO Total Return Fund	1,258,834,899	34,141,257	(10,740,299)	23,400,958
Ibbotson Balanced Fund	1,913,635,805	92,094,125	(8,100,183)	83,993,942
Ibbotson Conservative Fund	933,600,990	50,860,694	(2,054,466)	48,806,228
Ibbotson Growth Fund	537,512,932	42,488,786	(2,377,160)	40,111,626
NOTE 4 – INVESTMENT TRANSACTIONS IN WRITTEN OPTIONS AND SWAPTIONS

Transactions in all types of options written during the period ended March 31, 2012, as applicable, were as follows:

BlackRock Inflation Protected Bond Fund	Number of Contracts	Notional Par	Premium Amount
Beginning of period	71	$51,000,000	$1,431,933
Written	497	67,500,000	856,115
Bought back	(295)	(27,600,000)	(362,896)
Expired	(189)	(14,400,000)	(702,512)
Exercised	—	(14,400,000)	(553,320)

End of period	84	$62,100,000	$669,320

PIMCO Total Return Fund	Number of Contracts	Notional Par	Premium Amount
Beginning of period	81	$433,400,000	$3,125,934
Written	—	98,600,000	844,170
Bought back	(81)	(159,900,000)	(537,718)
Expired	—	—	—
Exercised	—	—	—

End of period	—	$372,100,000	$3,432,386

Other Information

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is also available on the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov; and available for review and copying at the SEC’s Public Reference Room in Washington, D.C. Information about the operations of the Public Reference Room may be obtained by calling 800-SEC-0330.

Item 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the quarter ended March 31, 2012 that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	SUN CAPITAL ADVISERS TRUST

By (Signature and Title)*	/s/ JOHN T. DONNELLY
John T. Donnelly, President

Date: May 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JOHN T. DONNELLY
John T. Donnelly, President
(Chief Executive Officer)

Date: May 21, 2012

By (Signature and Title)*	/s/ LENA METELITSA
Lena Metelitsa, Treasurer
(Chief Financial Officer)

Date: May 21, 2012

*	Print name and title of each signing officer under his or her signature.